As filed with the U.S. Securities and Exchange Commission on January 17, 2018     Registration No. 333-221961

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas

(Address of Principal Executive Office)

66202-4200

(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24-f2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

THE WADDELL & REED ADVISORS FUNDS

Equity Funds:

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Global Growth Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Science and Technology Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Vanguard Fund

Waddell & Reed Advisors Wilshire Global Allocation Fund

Fixed Income Funds:

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Fund:

Waddell & Reed Advisors Cash Management

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

Dear Shareholder:

I am writing to inform you that in late February 2018 the Waddell & Reed Advisors Funds named above (each a “WRA Fund,” collectively, the “WRA Funds”), each a series of Waddell & Reed Advisors Funds (the “WRA Trust”), will be reorganized into corresponding series (each an “Ivy Fund,” collectively, the “Ivy Funds”) of Ivy Funds, an affiliated investment company.

The Ivy Funds are managed by Ivy Investment Management Company (“IICO”), an affiliate of Waddell & Reed Investment Management Company (“WRIMCO”), the investment manager of the WRA Funds. Both IICO and WRIMCO are subsidiaries of Waddell & Reed, Financials Inc.

The Board of Trustees of WRA Trust unanimously approved the reorganization as being in the best interests of the WRA Funds after considering each WRA Fund in comparison to its corresponding Ivy Fund. You will not incur any sales loads or similar transaction costs in connection with the reorganization. The attached Combined Prospectus and Information Statement contains further information about the reorganization and the Ivy Funds. Please read it carefully.

You do not need to take any action regarding your account. Your shares of a WRA Fund will automatically be converted, at net asset value, into shares of equal net asset value of the corresponding Ivy Fund on February 26, 2018, as discussed in more detail below. Please note that the reorganization is not a taxable event, but redeeming or exchanging your shares prior to the reorganization may be a taxable event depending on your individual tax situation. If you have any questions regarding the enclosed Combined Prospectus and Information Statement, please call Waddell & Reed Services Company at 1-(800)-777-6472 or your financial advisor.

Sincerely,

Phillip J. Sanders, President

January 17, 2018

Combined Prospectus and Information Statement

January 17, 2018

WADDELL & REED ADVISORS FUNDS

IVY FUNDS

6300 Lamar Ave

Shawnee Mission, Kansas 66201-9217

1-(800)-777-6472

This Combined Prospectus and Information Statement (“Prospectus/Information Statement”) is being sent to shareholders of the Waddell & Reed Advisors (“WRA”) Accumulative Fund, WRA Continental Income Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Vanguard Fund, WRA Wilshire Global Allocation Fund, WRA High Income Fund, WRA Municipal High Income Fund and WRA Cash Management (each, a “WRA Fund,” and collectively, the “WRA Funds”).

This Prospectus/Information Statement contains information you should know about the Agreement and Plan of Reorganization (the “Reorganization Plan”) relating to the proposed reorganization (the “Reorganization”) by and between Waddell & Reed Advisors Funds (the “WRA Trust”) and Ivy Funds (the “Ivy Trust”). The Reorganization involves the transfer of all of the assets and liabilities attributable to Class A, Class B, Class C and Class Y shares of each WRA Fund to a corresponding investment portfolio of the Ivy Trust (each, an “Ivy Fund,” and collectively, the “Ivy Funds”), in exchange for Class A, Class B, Class C and Class I shares of the corresponding Ivy Fund with an aggregate net asset value (“NAV”) equal to the net value of the assets and liabilities transferred by each WRA Fund. If the Reorganization occurs, you will become a shareholder of an Ivy Fund as set forth in the below chart. After that exchange, shares of each class of an Ivy Fund received by a WRA Fund will be distributed pro rata to such WRA Fund’s shareholders of the corresponding class in liquidation of the WRA Fund. (The WRA Funds and Ivy Funds are sometimes referred to as “Funds”). WRA Trust and the Ivy Trust are both registered, open-end management investment companies organized as Delaware statutory trusts. The investment objective of each WRA Fund is identical to its corresponding Ivy Fund.

Under the Reorganization Plan, each WRA Fund will be reorganized into the Ivy Fund listed directly opposite such WRA Fund in the table below.

WRA Funds	Ivy Funds
Equity Funds
WRA Accumulative Fund	Ivy Accumulative Fund
WRA Continental Income Fund	Ivy Balanced Fund
WRA Global Growth Fund	Ivy Global Growth Fund
WRA New Concepts Fund	Ivy Mid Cap Growth Fund
WRA Science and Technology Fund	Ivy Science and Technology Fund
WRA Small Cap Fund	Ivy Small Cap Growth Fund
WRA Vanguard Fund	Ivy Large Cap Growth Fund
WRA Wilshire Global Allocation Fund	Ivy Wilshire Global Allocation Fund
Fixed Income Funds
WRA High Income Fund	Ivy High Income Fund
WRA Municipal High Income Fund	Ivy Municipal High Income Fund
Money Market Fund
WRA Cash Management	Ivy Cash Management Fund

This Prospectus/Information Statement provides information that a WRA Fund shareholder should know about the Reorganization sets forth concisely information about the Ivy Funds that a prospective investor ought to know before investing. The Prospectus/Information Statement should be retained for future reference. It is both an information statement for the Reorganization and a prospectus for the Ivy Funds. In connection with the Reorganization, the Ivy Trust has recently organized the Ivy Accumulative Fund, Ivy Cash Management Fund, and Ivy Wilshire Global Allocation Fund (the “Shell Ivy Funds”) which currently have no assets or liabilities. Each Shell Ivy Fund has been created in connection with the Reorganization Plan to continue the business of its corresponding WRA Fund and will have an identical investment objective, principal investment strategies and fundamental investment restrictions as its respective corresponding WRA Fund. The Shell Ivy Funds will not commence operations until the date of the

Reorganization. The Ivy Balanced Fund, Ivy Global Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Large Cap Growth Fund, Ivy High Income Fund and Ivy Municipal High Income Fund (may be referred to as the “Existing Ivy Funds”).

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Information Statement by reference:

The Prospectus for the WRA Funds (equity funds) dated October 31, 2017, as supplemented to date (the “WRA Equity Prospectus”) (previously filed on EDGAR, Accession Nos. 0001193125-17-323063/364919).

The Prospectus for the WRA Funds (fixed income and money market funds), dated January 31, 2017, as supplemented to date (the “WRA Fixed Income Prospectus”) (previously filed on EDGAR, Accession Nos. 0001193125-17-021702/118071/239789/255835/299262/310662/326685/364919).

The Prospectus for the Ivy Funds dated July 5, 2017, as supplemented to date (the “Existing Ivy Funds Prospectus”) (previously filed on EDGAR, Accession Nos. 0001193125-17-225159/228572/ 254219/261969/287046/299235/346833/350562/353720 and 382620).

The Prospectus for the Ivy Accumulative, Ivy Wilshire Global Allocation, and Ivy Cash Management Funds dated January 8, 2018, as supplemented to date (the “Shell Ivy Funds Prospectus”) (previously filed on EDGAR, Accession No. 0001193125-18-010088).

The Statement of Additional Information dated January 17, 2018 relating to the Reorganization (“SAI”).

The following documents have been filed with SEC and are incorporated into the SAI:

The Statement of Additional Information for the WRA Funds, dated October 31, 2017, as supplemented to date (previously filed on EDGAR, Accession No. 0001193125-17-332738).

The WRA Funds’ Annual Reports for the fiscal years ended June 30, 2017 (equity funds) and September 30, 2017 (fixed income and money market funds) (previously filed on EDGAR, Accession Nos. 0001193125-17-278973/363467).

The Ivy Funds’ Annual Reports for the fiscal years ended March 31, 2017 and the Semiannual Reports for the period ended September 30, 2017 (previously filed on EDGAR, Accession Nos. 0001193125-17-197772/363464).

The Statement of Additional Information for the Ivy Funds, dated July 5, 2017, as supplemented to date (the “Existing Ivy Funds SAI”) (previously filed on EDGAR, Accession Nos. 0001193125-17-225159/228574/261970/299238/350562 and 353724).

The Statement of Additional Information for the Ivy Accumulative, Ivy Wilshire Global Allocation, and Ivy Cash Management Fund dated January 8, 2018, as supplemented to date (the “Shell Ivy Funds SAI”) (previously filed on EDGAR, Accession No. 0001193125-18-005790).

The Shell Ivy Funds do not have any annual or semiannual reports because they have not yet commenced operations

For a free copy of any of the documents listed above, you may call 1-(800)-777-6472, or you may write to the attention of WRA Funds at:

WRA Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

The WRA Trust and Ivy Trust are each subject to the informational requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith files reports and other information with the SEC. You also may obtain many of these documents by accessing the Internet site for WRA Trust at www.waddell.com or the Ivy Trust at www.ivyinvestments.com. Text-only versions of the WRA Funds’ and Ivy Funds’ documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at www.sec.gov. You can review and copy information about the WRA Funds and Ivy Funds by visiting the SEC’s Public Reference Room at 100F Street, N.E., Washington, D.C. 20549. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the SEC Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Information on the operations of the Public Reference Room may be obtained by calling 1-(202)-551-8090.

The SEC has not approved or disapproved these securities or determined if this Prospectus/Information Statement is truthful or complete. Any representation to the contrary is a criminal offense.

We are not asking you for a proxy or written consent and you are requested not to send us a proxy or written consent.

SYNOPSIS

This Prospectus/Information Statement provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization of a mutual fund into another mutual fund. These responses are qualified in their entirety by the remainder of this Prospectus/Information Statement, which you should read carefully because it contains additional information and further details regarding the Reorganization. The material terms of the Reorganization are discussed in more detail in the section titled “Terms of the Reorganization Plan,” and in the full text of the Reorganization Plan, which is attached as Appendix A.

WHAT IS HAPPENING?

The Board of Trustees of the WRA Trust (the “WRA Trust Board”) approved the Reorganization Plan, and the resulting Reorganization, in which each WRA Fund would be reorganized into a corresponding Ivy Fund. This means that an Ivy Fund would receive all of the assets and liabilities of the corresponding WRA Fund in exchange for shares of the Ivy Fund. Each WRA Fund, in turn, will distribute those Ivy Fund shares to its shareholders in liquidation and shareholders of a WRA Fund will become shareholders of the corresponding Ivy Fund. Your shares of a WRA Fund will then be cancelled. Pursuant to the Reorganization Plan, shares of a corresponding Ivy Fund that you will receive will have an aggregate NAV equal to the aggregate NAV of your WRA Fund shares as of the business day before the closing of the Reorganization. The Reorganization is currently scheduled to take place on or about February 26, 2018. You are not being asked to approve the Reorganization Plan or the Reorganization. Shareholder approval is not required.

The WRA Funds have the same investment objective and substantially similar principal investment strategies and principal investment risks as its corresponding Ivy Fund. Please see “COMPARISON OF THE FUNDS – Comparison of Investment Objectives, Comparison of Principal Investment Strategies and Comparison of Principal Investment Risks” for more information comparing the investment objectives, principal investment strategies and principal investment risks of each Fund.

WHY WAS THE REORGANIZATION APPROVED?

The WRA Trust Board approved the Reorganization Plan and the Reorganization. In reviewing the Reorganization, the WRA Trust Board also considered the following factors, among others:

•

Continuity of Investment Objectives, Principal Investment Strategies and Principal Investment Risks – Each WRA Fund has an identical investment objective, identical fundamental investment restrictions, either identical or substantially similar principal investment strategies, and either identical or substantially similar principal investment risks as it corresponding Ivy Fund. The mirror-like nature of the Ivy Funds and WRA Funds will allow WRA shareholders to maintain continuity in their investment selection;

•

Potential Economies of Scale – The Reorganization of each WRA Fund is intended to create a larger fund in its corresponding Ivy Fund, which will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time. In addition, a larger fund will more easily reach various breakpoints in service provider fee schedules;

•

Tax-Free Reorganization – The Reorganization is expected to be tax-free for shareholders of a WRA Fund who chooses to remain a shareholder of the corresponding Ivy Fund, while a liquidation or shareholder redemption would be a realization event for tax purposes;

•

Reorganization Expenses Allocated Among the Funds – The total amount of the expenses for the Reorganization is estimated to be $1,373,371. The expenses will be allocated between the WRA Funds ($765,155) and the Ivy Funds ($608,216). This expense allocation will be made whether or not the Reorganization is consummated. The Board of the WRA Trust, the Board of the Ivy Trust and Fund management believed that a partial allocation of Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. For a more detailed discussion of the considerations of the Board, see the section below titled “INFORMATION ABOUT THE REORGANIZATION-Reasons for the Reorganization.”

•	Same or Lower Overall Expenses – By reorganizing into an Ivy Fund, former WRA Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the

WRA Fund. For WRA Funds that will be reorganizing into Ivy Funds where the current annual fund operating expenses of a share class of an Ivy Fund are higher than its corresponding share class of a WRA Fund, Ivy Investment Management Company (“IICO”), the investment manager of the Ivy Funds, has agreed to limit the operating expenses that will be charged to shareholders of such class of shares of an Ivy Fund to be equal to any lower expense ratio of the corresponding class of a Reorganizing WRA Fund through July 31, 2020;

•	Continuity of Portfolio Management – Each of the WRA Funds will be reorganizing into a corresponding Ivy Fund that has the same portfolio manager(s); and

•	No Shareholder Dilution – The Reorganization will occur at the NAV of each entity and therefore will not dilute the interests of the WRA Fund shareholders.

Please review “Reasons for the Reorganization” in the “INFORMATION ABOUT THE REORGANIZATION” section in this Prospectus/Information Statement for more information regarding the factors considered by the WRA Trust Board.

WHAT IVY FUND SHARES WILL I RECEIVE IN THE REORGANIZATION AND ARE THEIR CHARACTERISTICS DIFFERENT FROM MY CURRENT SHARES?

Under the Reorganization Plan, Class A, Class B, Class C and Class Y shares of each WRA Fund will be reorganized into the corresponding Class A, Class B, Class C and Class I shares of the corresponding Ivy Fund (except for WRA Cash Management which offers no Class Y shares).

The shares of an Ivy Fund you receive in exchange for your WRA Fund shares will have an aggregate NAV equal to the aggregate NAV of your respective WRA Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights similar to those you currently have, but as a shareholder of an Ivy Fund. For more information, please see “COMPARISON OF THE FUNDS – Comparison of Business Structures, Shareholder Rights and Applicable Law.” The purchase, redemption and exchange privileges of an Ivy Fund are substantially similar to those currently offered by the WRA Fund. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that those elections be changed.

Depending on the particular Ivy Fund, distributions by an Ivy Fund may be paid on a different schedule after the Reorganization. Each WRA Fund and Ivy Fund distributes substantially all of its net investment income and net realized capital gains to its shareholders each year. For the schedule of these distributions for each WRA Fund and its corresponding Ivy Fund, see “COMPARISON OF THE FUNDS – Share Class Characteristics, Shareholder Transactions and Services-Dividends and Other Distributions.” Net realized capital gains (and any gains from foreign currency transactions) ordinarily are distributed by each Fund in December.

For more information on the characteristics of the Ivy Fund shares you will receive in comparison to the corresponding WRA Fund shares you currently own, please see the section “Shares You Will Receive” in the “INFORMATION ABOUT THE REORGANIZATION” section of this Prospectus/Information Statement.

HOW DO THE FUNDS’ INVESTMENT OBJECTIVES, FUNDAMENTAL INVESTMENT RESTRICTIONS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS COMPARE?

Investment Objectives and Fundamental Investment Restrictions:

The investment objectives and fundamental investment restrictions of each WRA Fund and its corresponding Ivy Fund are identical. For more information, see “COMPARISON OF THE FUNDS – Comparison of Investment Objectives” and COMPARISON OF THE FUNDS – Comparison of Fundamental Investment Restrictions.”

Principal Investment Strategies:

The principal investment strategies of the (i) WRA Accumulative Fund; (ii) WRA Cash Management; and (iii) WRA Wilshire Global Allocation Fund (collectively, the “Continuing WRA Funds”) are identical or almost identical to those of their corresponding Shell Ivy Fund because each Shell Ivy Fund has each been organized solely in connection with this Reorganization to acquire the assets and liabilities and continue the business of its corresponding WRA Fund.

The principal investment strategies of each of the WRA Funds other than the Continuing WRA Funds (i.e., WRA Continental Income Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Vanguard Fund, WRA High Income Fund and WRA Municipal High Income Fund, collectively, the “Reorganizing WRA Funds”) are identical, almost identical or substantially similar to those of its corresponding Ivy Fund. For additional information, see “COMPARISON OF THE FUNDS – Comparison of Principal Investment Strategies.”

Principal Investment Risks:

The principal investment risks of each of the WRA Funds are identical to its corresponding Ivy Fund. For additional information, see “COMPARISON OF THE FUNDS – Comparison of Principal Investment Risks,” and Appendix C – “Description of Principal Investment Risks.”

WILL THE REORGANIZATION RESULT IN A HIGHER INVESTMENT MANAGEMENT FEE RATE AND HIGHER FUND EXPENSE RATES?

No. For the Continuing WRA Funds reorganizing into a Shell Ivy Fund, the advisory fee rate and annual fund operating expense ratio of the corresponding Shell Ivy Fund will be the same after the Reorganization. For Reorganizing WRA Funds that will be reorganizing into an Existing Ivy Fund, where the current annual fund operating expenses of a share class of an Ivy Fund are higher than the corresponding share class of the Existing WRA Fund Reorganization counterpart, IICO, the investment manager to the Ivy Funds has agreed to limit the operating expenses that will be charged to shareholders of such class of shares of an Existing Ivy Fund to be equal to any lower expense ratio of the corresponding class of a Reorganizing WRA Fund through July 31, 2020.

Additional pro forma fee, expense, and financial information is included in the “COMPARISON OF THE FUNDS – Comparison of Shareholder Fees and Annual Fund Operating Expenses” section of this Prospectus/Information Statement.

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION?

The Reorganization is expected to be tax-free to shareholders for federal income tax purposes. This means that neither shareholders nor the WRA Funds expect to recognize a gain or loss as a result of the Reorganization.

Immediately prior to the Reorganization, each Reorganizing WRA Fund (i.e., WRA Continental Income Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Vanguard Fund, WRA High Income Fund and WRA Municipal High Income Fund) will declare and pay a distribution of substantially all net investment company taxable income, if any, net realized capital gains (after reduction by any available capital loss carry-forwards), if any, and at least 90 percent of its net tax-exempt income, if any, to its shareholders. The cost basis and holding period of a WRA Fund shares are expected to carry over to your new shares in the corresponding Ivy Fund.

WILL THE SERVICE PROVIDERS CHANGE?

Yes. Waddell & Reed Investment Management Company (“WRIMCO”) currently serves as the investment manager to the WRA Funds. IICO currently serves as the investment manager to each of the Existing Ivy Funds and will continue to do so after the Reorganization. IICO will serve as the investment manager to each of the Shell Ivy Funds following the Reorganization. Both WRIMCO and IICO are affiliates of Waddell & Reed Financial, Inc. (Waddell & Reed). The portfolio manager for each of the WRA Funds is the same portfolio manager for the corresponding Ivy Fund. (See “COMPARISON OF THE FUNDS-Management of the Funds – Investment Manager/Portfolio Managers”).

Waddell & Reed, Inc. (“WRI”), serves as the WRA Funds’ principal underwriter and distributor. Ivy Distributors, Inc. (“IDI”), serves as the Ivy Funds’ principal underwriter and distributor and will serve as the Ivy Funds’ principal underwriter following the Reorganization. Both IDI and WRI are affiliates of Waddell & Reed. The WRA Funds and Ivy Funds have the same accounting services agent, transfer agent, custodian and independent registered public accounting firm. Upon completion of the Reorganization, the Ivy Funds will continue to engage their existing service providers. For more information, see “COMPARISON OF THE FUNDS-Management of the Funds – Other Service Providers.”

WILL THERE BE ANY SALES LOAD, COMMISSION OR OTHER TRANSACTION FEE IN CONNECTION WITH THE REORGANIZATION?

No. There will be no sales charge, sales load, commission or other transactional fee in connection with the Reorganization. The full and fractional value of Class A, Class B, Class C and Class Y shares of a WRA Fund will be exchanged for full and fractional Class A, Class B, Class C and Class I shares, respectively, of the corresponding Ivy Fund having equal aggregate value, without any sales charge, sales load, commission or other transactional fee being imposed.

For Class B and Class C shares, or certain Class A shares that you received in connection with the Reorganization to which a contingent deferred sales charge (“CDSC”) would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of a WRA Fund. Class Y shares are not subject to a CDSC. The shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Ivy Family of Funds or WRA Trust without the payment of an additional initial sales charge or CDSC, for as long as you own your shares acquired in the Reorganization.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN WRA FUND SHARES AND IVY FUND SHARES?

No. The procedures for purchasing, redeeming and exchanging your shares of any Ivy Fund will be the same after the Reorganization as they are currently for the corresponding WRA Fund. In addition, the sales charge, redemption fee, distribution plan and administrative services plan structures for the WRA Funds and Ivy Funds are identical. For more information, see the section entitled “COMPARISONS OF THE FUNDS- Share Class Characteristics, Shareholder Transactions and Services” and the Existing Ivy Funds Prospectus and Shell Ivy Funds Prospectus that accompanies this Prospectus/Information Statement.

WILL I NEED TO OPEN AN ACCOUNT IN AN IVY FUND PRIOR TO THE REORGANIZATION?

No. An account will be set up in your name and your shares of a WRA Fund will automatically be converted to corresponding shares of the corresponding Ivy Fund. You will receive confirmation following the Reorganization.

WILL MY COST BASIS CHANGE AS A RESULT OF THE REORGANIZATION?

No. Your total cost basis is not expected to change as a result of the Reorganization. However, for shareholders of a Reorganizing WRA Fund (i.e., WRA Continental Income Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Vanguard Fund, WRA High Income Fund and WRA Municipal High Income Fund, collectively, the “Reorganizing WRA Funds”) that is being reorganized into a corresponding Existing Ivy Fund, the number of shares you hold after the Reorganization may be different than the number of shares you held prior to the Reorganization. As a result, your average cost basis per share may change. Since the Reorganization is expected to be treated as a tax-free reorganization for the WRA Funds, shareholders should not recognize any capital gain or loss as a direct result of the Reorganization.

WILL THE FUNDS PAY FEES ASSOCIATED WITH THE REORGANIZATION?

Yes. The total amount of the expenses for the Reorganization is estimated to be $1,373,371. The expenses will be allocated between the WRA Funds ($765,155) and the Ivy Funds ($608,216), equally on a straight line basis, except that the Ivy Accumulative Fund, the Ivy Wilshire Global Allocation Fund and the Ivy Cash Management Fund as shell funds without current operations have not been allocated expenses for the Reorganization. The expenses of the Reorganization are allocated among the Funds in approximate amounts as follows:

WRA Funds	Ivy Funds

WRA Accumulative Fund ($52,313)	Ivy Accumulative Fund ($0)

WRA Continental Income Fund ($76,027)	Ivy Balanced Fund ($76,027)

WRA Global Growth Fund ($76,027)	Ivy Global Growth Fund ($76,027)

WRA New Concepts Fund ($76,027)	Ivy Mid Cap Growth Fund ($76,027)

WRA Science and Technology Fund ($76,027)	Ivy Science and Technology Fund ($76,027)

WRA Small Cap Fund ($76,027)	Ivy Small Cap Growth Fund ($76,027)

WRA Vanguard Fund ($76,027)	Ivy Large Cap Growth Fund ($76,027)

WRA Wilshire Global Allocation Fund ($52,313)	Ivy Wilshire Global Allocation Fund ($0)

WRA High Income Fund ($76,027)	Ivy High Income Fund ($76,027)

WRA Municipal High Income Fund ($76,027)	Ivy Municipal High Income Fund ($76,027)

WRA Cash Management ($52,313)	Ivy Cash Management Fund ($0)

WHEN WILL THE REORGANIZATION TAKE PLACE?

The Reorganization will occur on or about the closing date, which is currently scheduled for February 26, 2018 (the “Closing Date”). Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new Ivy Fund account number and number of shares owned.

CAN I STILL ADD TO MY EXISTING WRA FUND ACCOUNT UNTIL THE REORGANIZATION?

Yes. WRA Fund shareholders may continue to make additional investments until February 26, 2018, unless the WRA Trust Board determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. In anticipation of the Reorganization, the WRA Funds are expected to be closed to new shareholders as of February 21, 2018.

WHAT IF I WANT TO EXCHANGE MY SHARES INTO ANOTHER WRA FUND IN THE WRA TRUST PRIOR TO THE REORGANIZATION?

You may exchange your shares into another fund of the WRA Trust before the Closing Date in accordance with your pre-existing exchange privileges. If you choose to exchange your shares of a WRA Fund for another fund in the WRA Family of Funds, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an individual retirement account (“IRA”). Exchanges may be subject to minimum investment requirements, sales loads, and redemption fees. This is not an offer to sell shares of other funds of the WRA Trust, it is for informational purposes only. Before exchanging into a fund, please read its prospectus carefully. You should also be aware that each of the WRA Funds listed on the front cover of this Prospectus/Information Statement will be reorganized into a corresponding Ivy Fund so ultimately your investment will be reorganized into another Ivy Fund.

WHY ARE SHAREHOLDERS NOT BEING ASKED TO VOTE ON THE REORGANIZATION?

The 1940 Act and the WRA Trust’s Trust Instrument (the “WRA Trust Instrument”) each permit reorganizations of a WRA Fund to occur without seeking a shareholder vote provided that certain conditions are met, including with regard to regulations under the 1940 Act: (1) the fundamental investment policies of the acquired fund (i.e., policies that may not be changed without a shareholder vote) are not materially different from the acquiring fund; (2) the acquired fund’s investment advisory agreement is not materially different from the acquiring fund’s investment advisory agreement; (3) the independent directors of the acquired fund will comprise a majority of the independent directors of the acquiring fund; and (4) Rule 12b-1 distribution fees of the acquired fund are no greater than the Rule 12b-1 distribution fees of the acquiring fund. The conditions permitting the Reorganization to occur without seeking a shareholder vote have been met by the WRA Funds and the Ivy Funds.

COMPARISON OF THE FUNDS

This section provides a comparison of each WRA Fund and its corresponding Ivy Fund, including but not limited to, each Fund’s shareholder fees and annual fund operating expenses, investment objective, principal investment strategies, principal investment risks, fundamental investment restrictions, investment advisory fees, and historical investment performance. There is no assurance that a Fund will achieve its stated objective.

Comparison of Shareholder Fees and Annual Fund Operating Expenses

Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

WRA Accumulative Fund into Ivy Accumulative Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended June 30, 2017, for the WRA Accumulative Fund and the Ivy Accumulative Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Accumulative Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on July 1, 2016 and had a year of combined operations.

	WRA Accumulative Fund (Target Fund)					Ivy Accumulative Fund (Acquiring Fund)					Ivy Accumulative Fund after Reorganization with the WRA Accumulative Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Accumulative Fund (Target Fund)				Ivy Accumulative Fund (Acquiring Fund)							Ivy Accumulative Fund after Reorganization with the WRA Accumulative Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares		Class C Shares		Class I Shares		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%		0.68%		0.68%		0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%		1.00%		None		0.25%	1.00%	1.00%	None
Other Expenses	0.18%	0.73%	0.41%	0.23%	0.18%	0.73%		0.41%		0.23%		0.18%	0.73%	0.41%	0.23%
Total Annual Fund Operating Expenses	1.11%	2.41%[3]	2.09%[3]	0.91%[3]	1.11%	2.41	%[4],5	2.09	%[4],5	0.91	%[4],5	1.11%	2.41%[6]	2.09%[6]	0.91%[6]
Fee Waiver and/or Expense Reimbursement	None	0.12%[3]	0.02%[3]	0.04%[3]	None	0.12	%[4],5	0.02	%[4],5	0.04	%[4],5	None	0.12%[6]	0.02%[6]	0.04%[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%	2.29%[3]	2.07%[3]	0.87%[3]	1.11%	2.29	%[4],5	2.07	%[4],5	0.87	%[4],[5]	1.11%	2.29%[6]	2.07%[6]	0.87%[6]

[1]

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2018, WRIMCO, WRI and/or Waddell & Reed Services Company, doing business as WI Services Company (“WISC”), the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.29%, Class C shares at 2.07% and Class Y shares at 0.87%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of the WRA Trust (“WRA Trust Board”).

[4]

Through October 31, 2020, IICO, Ivy Distributors, Inc. (“IDI”), the Ivy Funds’ distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows Class B shares at 2.29%, Class C shares at 2.07% and Class I shares at 0.87%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of the Ivy Trust (the “Ivy Trust Board”).

[5]

Through October 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Ivy Trust Board.

[6]

Through October 31, 2020, IICO, IDI, the Ivy Funds’ distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows Class B shares at 2.29%, Class C shares at 2.07% and Class I shares at 0.87%. Prior to that date, the expense limitation may not be terminated without the consent of the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Accumulative Fund, the Ivy Accumulative Fund and the Ivy Accumulative Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Accumulative Fund, the Ivy Accumulative Fund and the Ivy Accumulative Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through October 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Accumulative Fund	$682	$908	$1,151	$1,849
Ivy Accumulative Fund	$682	$908	$1,151	$1,849
Ivy Accumulative Fund (pro forma, assuming consummation of the Reorganization)	$682	$908	$1,151	$1,849
Class B Shares
WRA Accumulative Fund	$632	$1,040	$1,375	$2,413
Ivy Accumulative Fund	$632	$1,040	$1,375	$2,413
Ivy Accumulative Fund (pro forma, assuming consummation of the Reorganization)	$632	$1,028	$1,363	$2,403
Class C Shares
WRA Accumulative Fund	$210	$653	$1,122	$2,419
Ivy Accumulative Fund	$210	$653	$1,122	$2,419
Ivy Accumulative Fund (pro forma, assuming consummation of the Reorganization)	$210	$651	$1,120	$2,418
Class Y Shares/Class I Shares
WRA Accumulative Fund	$89	$286	$500	$1,116
Ivy Accumulative Fund	$89	$286	$500	$1,116
Ivy Accumulative Fund (pro forma, assuming consummation of the Reorganization)	$89	$282	$496	$1,112

You would pay the following expenses if you did not redeem your shares:

Class A Shares
WRA Accumulative Fund	$682	$908	$1,151	$1,849
Ivy Accumulative Fund	$682	$908	$1,151	$1,849
Ivy Accumulative Fund (pro forma, assuming consummation of the Reorganization)	$682	$908	$1,151	$1,849
Class B Shares
WRA Accumulative Fund	$232	$740	$1,275	$2,413
Ivy Accumulative Fund	$232	$740	$1,275	$2,413
Ivy Accumulative Fund (pro forma, assuming consummation of the Reorganization)	$232	$728	$1,263	$2,403
Class C Shares
WRA Accumulative Fund	$210	$653	$1,122	$2,419
Ivy Accumulative Fund	$210	$653	$1,122	$2,419
Ivy Accumulative Fund (pro forma, assuming consummation of the Reorganization)	$210	$651	$1,120	$2,418
Class Y Shares/Class I Shares
WRA Accumulative Fund	$89	$286	$500	$1,116
Ivy Accumulative Fund	$89	$286	$500	$1,116
Ivy Accumulative Fund (pro forma, assuming consummation of the Reorganization)	$89	$282	$496	$1,112

WRA Continental Income Fund into Ivy Balanced Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2017, for the WRA Continental Income Fund and the Ivy Balanced Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Balanced Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on October 1, 2016 and had a year of combined operations.

	WRA Continental Income Fund (Target Fund)					Ivy Balanced Fund (Acquiring Fund)					Ivy Balanced Fund after Reorganization with the WRA Continental Income Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Continental Income Fund (Target Fund)				Ivy Balanced Fund (Acquiring Fund)				Ivy Balanced Fund after Reorganization with the WRA Continental Income Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%	0.68%	0.68%	0.68%	0.67%	0.67%	0.67%	0.67%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	0.00%	0.25%	1.00%	1.00%	0.00%
Other Expenses	0.20%	0.67%	0.34%	0.21%	0.19%	0.18%	0.15%	0.19%	0.19%	0.20%	0.15%	0.20%
Total Annual Fund Operating Expenses	1.13%[3]	2.35%[3]	2.02%[3]	0.89%[3]	1.11%	1.85%	1.82%	0.86%	1.07%	1.83%	1.78%	0.83%
Fee Waiver and/or Expense Reimbursement	0.01%[3]	0.06%[3]	0.01%[3]	0.01%[3]	None	None	None	None	None	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%[3]	2.29%[3]	2.01%[3]	0.88%[3]	1.11%	1.85%	1.82%	0.86%	1.07%	1.83%	1.78%	0.83%

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2018, WRIMCO, WRI, the WRA Funds’ distributor, and/or WISC, the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.12%, Class B shares at 2.29%, Class C shares at 2.01% and Class Y shares at 0.88%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Continental Income Fund, the Ivy Balanced Fund and the Ivy Balanced Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Continental Income Fund, the Ivy Balanced Fund and the Ivy Balanced Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Continental Income Fund	$683	$913	$1,161	$1,870
Ivy Balanced Fund	$682	$908	$1,151	$1,849
Ivy Balanced Fund (pro forma, assuming consummation of the Reorganization)	$678	$896	$1,131	$1,806
Class B Shares
WRA Continental Income Fund	$632	$1,028	$1,350	$2,376
Ivy Balanced Fund	$588	$882	$1,101	$1,976
Ivy Balanced Fund (pro forma, assuming consummation of the Reorganization)	$586	$876	$1,090	$1,949
Class C Shares
WRA Continental Income Fund	$204	$633	$1,087	$2,347
Ivy Balanced Fund	$185	$573	$985	$2,137
Ivy Balanced Fund (pro forma, assuming consummation of the Reorganization)	$181	$560	$964	$2,095
Class Y Shares/Class I Shares
WRA Continental Income Fund	$90	$283	$492	$1,095
Ivy Balanced Fund	$88	$274	$477	$1,061
Ivy Balanced Fund (pro forma, assuming consummation of the Reorganization)	$85	$265	$460	$1,025

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Continental Income Fund	$683	$913	$1,161	$1,870
Ivy Balanced Fund	$682	$908	$1,151	$1,849
Ivy Balanced Fund (pro forma, assuming consummation of the Reorganization)	$678	$896	$1,131	$1,806
Class B Shares
WRA Continental Income Fund	$232	$728	$1,250	$2,376
Ivy Balanced Fund	$188	$582	$1,001	$1,976
Ivy Balanced Fund (pro forma, assuming consummation of the Reorganization)	$186	$576	$990	$1,949
Class C Shares
WRA Continental Income Fund	$204	$633	$1,087	$2,347
Ivy Balanced Fund	$185	$573	$985	$2,137
Ivy Balanced Fund (pro forma, assuming consummation of the Reorganization)	$181	$560	$964	$2,095
Class Y Shares/Class I Shares
WRA Continental Income Fund	$90	$283	$492	$1,095
Ivy Balanced Fund	$88	$274	$477	$1,061
Ivy Balanced Fund (pro forma, assuming consummation of the Reorganization)	$85	$265	$460	$1,025

WRA Global Growth Fund into Ivy Global Growth Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2017 for the WRA Global Growth Fund and the Ivy Global Growth Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Global Growth Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on October 1, 2016 and had a year of combined operations.

	WRA Global Growth Fund (Target Fund)					Ivy Global Growth Fund (Acquiring Fund)					Ivy Global Growth Fund after Reorganization with the WRA Global Growth Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Global Growth Fund (Target Fund)				Ivy Global Growth Fund (Acquiring Fund)				Ivy Global Growth Fund after Reorganization with the WRA Global Growth Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.22%	1.00%	1.00%	None	0.24%	1.00%	1.00%	None
Other Expenses	0.30%	1.11%	0.68%	0.23%	0.37%	0.73%	0.33%	0.26%	0.28%	0.76%	0.31%	0.23%
Total Annual Fund Operating Expenses	1.40%	2.96%[3]	2.53%[3]	1.08%[3]	1.44%	2.58%	2.18%	1.11%	1.37%	2.61%[4]	2.16%	1.08%[4]
Fee Waiver and/or Expense Reimbursement	None	0.10%[3]	0.00%[3]	0.02%[3]	None	None	None	None	None	0.03%[4]	None	0.02%[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.86%[3]	2.53%[3]	1.06%[3]	1.44%	2.58%	2.18%	1.11%	1.37%	2.58%[4]	2.16%	1.06%[4]

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.86%, Class C shares at 2.57% and Class Y shares at 1.06%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class B shares at 2.58% and Class I shares at 1.06%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Global Growth Fund, the Ivy Global Growth Fund and the Ivy Global Growth Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Global Growth Fund, the Ivy Global Growth Fund and the Ivy Global Growth Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Global Growth Fund	$709	$993	$1,297	$2,158
Ivy Global Growth Fund	$713	$1,004	$1,317	$2,200
Ivy Global Growth Fund (pro forma, assuming consummation of the Reorganization)	$706	$984	$1,282	$2,127
Class B Shares
WRA Global Growth Fund	$689	$1,206	$1,649	$2,904
Ivy Global Growth Fund	$661	$1,102	$1,470	$2,636
Ivy Global Growth Fund (pro forma, assuming consummation of the Reorganization)	$661	$1,106	$1,480	$2,637
Class C Shares
WRA Global Growth Fund	$256	$788	$1,345	$2,866
Ivy Global Growth Fund	$221	$682	$1,169	$2,513
Ivy Global Growth Fund (pro forma, assuming consummation of the Reorganization)	$219	$676	$1,159	$2,493
Class Y Share/Class I Shares
WRA Global Growth Fund	$108	$341	$594	$1,315
Ivy Global Growth Fund	$113	$353	$612	$1,352
Ivy Global Growth Fund (pro forma, assuming consummation of the Reorganization)	$108	$339	$592	$1,313

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Global Growth Fund	$709	$993	$1,297	$2,158
Ivy Global Growth Fund	$713	$1,004	$1,317	$2,200
Ivy Global Growth Fund (pro forma, assuming consummation of the Reorganization)	$706	$984	$1,282	$2,127
Class B Shares
WRA Global Growth Fund	$289	$906	$1,549	$2,904
Ivy Global Growth Fund	$261	$802	$1,370	$2,636
Ivy Global Growth Fund (pro forma, assuming consummation of the Reorganization)	$261	$806	$1,380	$2,637
Class C Shares
WRA Global Growth Fund	$256	$788	$1,345	$2,866
Ivy Global Growth Fund	$221	$682	$1,169	$2,513
Ivy Global Growth Fund (pro forma, assuming consummation of the Reorganization)	$219	$676	$1,159	$2,493
Class Y Shares/Class I Shares
WRA Global Growth Fund	$108	$341	$594	$1,315
Ivy Global Growth Fund	$113	$353	$612	$1,352
Ivy Global Growth Fund (pro forma, assuming consummation of the Reorganization)	$108	$339	$592	$1,313

WRA New Concepts Fund into Ivy Mid Cap Growth Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2017, for the WRA New Concepts Fund and the Ivy Mid Cap Growth Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Mid Cap Growth Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on October 1, 2016 and had a year of combined operations.

	WRA New Concepts Fund (Target Fund)					Ivy Mid Cap Growth Fund (Acquiring Fund)					Ivy Mid Cap Growth Fund after Reorganization with the WRA New Concepts Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA New Concepts Fund (Target Fund)				Ivy Mid Cap Growth Fund (Acquiring Fund)				Ivy Mid Cap Growth Fund after Reorganization with the WRA New Concepts Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.84%	0.84%	0.84%	0.84%	0.83%	0.83%	0.83%	0.83%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses	0.25%	0.73%	0.51%	0.21%	0.24%	0.26%	0.20%	0.19%	0.23%	0.36%	0.21%	0.20%
Total Annual Fund Operating Expenses	1.34%[3]	2.57%[3]	2.35%[3]	1.05%[3]	1.32%[4]	2.09%	2.03%	1.02%	1.29%	2.17%[5]	2.02%	1.01%
Fee Waiver and/or Expense Reimbursement	0.01%[3]	0.04%[3]	0.01%[3]	0.01%[3]	0.01%[4]	None	None	None	None	0.08%[5]	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.33%[3]	2.53%[3]	2.34%[3]	1.04%[3]	1.31%[4]	2.09%	2.03%	1.02%	1.29%	2.09%[5]	2.02%	1.01%

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.33%, Class B shares at 2.53%, Class C shares at 2.34% and Class Y shares at 1.04%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2018, IICO, IDI, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.31%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

[5]

Through July 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class B shares at 2.09%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA New Concepts Fund, the Ivy Mid Cap Growth Fund and the Ivy Mid Cap Growth Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA New Concepts Fund, the Ivy Mid Cap Growth Fund and the Ivy Mid Cap Growth Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA New Concepts Fund	$703	$974	$1,266	$2,094
Ivy Mid Cap Growth Fund	$701	$968	$1,256	$2,073
Ivy Mid Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$699	$960	$1,242	$2,042
Class B Shares
WRA New Concepts Fund	$656	$1,096	$1,462	$2,600
Ivy Mid Cap Growth Fund	$612	$955	$1,224	$2,224
Ivy Mid Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$612	$963	$1,249	$2,267
Class C Shares
WRA New Concepts Fund	$237	$732	$1,254	$2,685
Ivy Mid Cap Growth Fund	$206	$637	$1,093	$2,358
Ivy Mid Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$205	$634	$1,088	$2,348
Class Y Shares/Class I Shares
WRA New Concepts Fund	$106	$333	$578	$1,282
Ivy Mid Cap Growth Fund	$104	$325	$563	$1,248
Ivy Mid Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$103	$322	$558	$1,236

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA New Concepts Fund	$703	$974	$1,266	$2,094
Ivy Mid Cap Growth Fund	$701	$968	$1,256	$2,073
Ivy Mid Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$699	$960	$1,242	$2,042
Class B Shares
WRA New Concepts Fund	$256	$796	$1,362	$2,600
Ivy Mid Cap Growth Fund	$212	$655	$1,124	$2,224
Ivy Mid Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$212	$663	$1,149	$2,267
Class C Shares
WRA New Concepts Fund	$237	$732	$1,254	$2,685
Ivy Mid Cap Growth Fund	$206	$637	$1,093	$2,358
Ivy Mid Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$205	$634	$1,088	$2,348
Class Y Shares/Class I Shares
WRA New Concepts Fund	$106	$333	$578	$1,282
Ivy Mid Cap Growth Fund	$104	$325	$563	$1,248
Ivy Mid Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$103	$322	$558	$1,236

WRA Science and Technology Fund into Ivy Science and Technology Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2017, for the WRA Science and Technology Fund and the Ivy Science and Technology Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Science and Technology Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on October 1, 2016 and had a year of combined operations.

	WRA Science and Technology Fund (Target Fund)					Ivy Science and Technology Fund (Acquiring Fund)					Ivy Science and Technology Fund after Reorganization with the WRA Science and Technology Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Science and Technology Fund (Target Fund)				Ivy Science and Technology Fund (Acquiring Fund)				Ivy Science and Technology Fund after Reorganization with the WRA Science and Technology Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.82%	0.82%	0.82%	0.82%	0.81%	0.81%	0.81%	0.81%	0.79%	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses	0.17%	0.61%	0.45%	0.21%	0.19%	0.22%	0.17%	0.18%	0.17%	0.29%	0.18%	0.19%
Total Annual Fund Operating Expenses	1.24%	2.43%[3]	2.27%[3]	1.03%	1.25%	2.03%	1.98%	0.99%	1.21%	2.08%[4]	1.97%	0.98%
Fee Waiver and/or Expense Reimbursement	None	0.00%[3]	0.00%[3]	None	None	None	None	None	None	0.05%[4]	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%	2.43%[3]	2.27%[3]	1.03%	1.25%	2.03%	1.98%	0.99%	1.21%	2.03%[4]	1.97%	0.98%

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.43% and Class C shares at 2.33%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class B shares at 2.03%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Science and Technology Fund, the Ivy Science and Technology Fund and the Ivy Science and Technology Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Science and Technology Fund, the Ivy Science and Technology Fund and the Ivy Science and Technology Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Science and Technology Fund	$694	$946	$1,217	$1,989
Ivy Science and Technology Fund	$695	$949	$1,222	$1,999
Ivy Science and Technology Fund (pro forma, assuming consummation of the Reorganization)	$691	$937	$1,202	$1,957
Class B Shares
WRA Science and Technology Fund	$646	$1,058	$1,396	$2,471
Ivy Science and Technology Fund	$606	$937	$1,193	$2,158
Ivy Science and Technology Fund (pro forma, assuming consummation of the Reorganization)	$606	$942	$1,209	$2,179
Class C Shares
WRA Science and Technology Fund	$230	$709	$1,215	$2,605
Ivy Science and Technology Fund	$201	$621	$1,068	$2,306
Ivy Science and Technology Fund (pro forma, assuming consummation of the Reorganization)	$200	$618	$1,062	$2,296
Class Y Shares/Class I Shares
WRA Science and Technology Fund	$105	$328	$569	$1,259
Ivy Science and Technology Fund	$101	$315	$547	$1,213
Ivy Science and Technology Fund (pro forma, assuming consummation of the Reorganization)	$100	$312	$542	$1,201

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Science and Technology Fund	$694	$946	$1,217	$1,989
Ivy Science and Technology Fund	$695	$949	$1,222	$1,999
Ivy Science and Technology Fund (pro forma, assuming consummation of the Reorganization)	$691	$937	$1,202	$1,957
Class B Shares
WRA Science and Technology Fund	$246	$758	$1,296	$2,471
Ivy Science and Technology Fund	$206	$637	$1,093	$2,158
Ivy Science and Technology Fund (pro forma, assuming consummation of the Reorganization)	$206	$642	$1,109	$2,179
Class C Shares
WRA Science and Technology Fund	$230	$709	$1,215	$2,605
Ivy Science and Technology Fund	$201	$621	$1,068	$2,306
Ivy Science and Technology Fund (pro forma, assuming consummation of the Reorganization)	$200	$618	$1,062	$2,296
Class Y Shares/Class I Shares
WRA Science and Technology Fund	$105	$328	$569	$1,259
Ivy Science and Technology Fund	$101	$315	$547	$1,213
Ivy Science and Technology Fund (pro forma, assuming consummation of the Reorganization)	$100	$312	$542	$1,201

WRA Small Cap Fund into Ivy Small Cap Growth Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2017, for the WRA Small Cap Fund and the Ivy Small Cap Growth Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Small Cap Growth Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on October 1, 2016 and had a year of combined operations.

	WRA Small Cap Fund (Target Fund)					Ivy Small Cap Growth Fund (Acquiring Fund)					Ivy Small Cap Growth Fund after Reorganization with the WRA Small Cap Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Small Cap Fund (Target Fund)				Ivy Small Cap Growth Fund (Acquiring Fund)				Ivy Small Cap Growth Fund after Reorganization with the WRA Small Cap Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses	0.29%	0.77%	0.44%	0.25%	0.30%	0.38%	0.21%	0.23%	0.27%	0.49%	0.20%	0.21%
Total Annual Fund Operating Expenses	1.39%[3]	2.62%[3]	2.29%[3]	1.10%	1.40%	2.23%	2.06%	1.08%	1.36%	2.33%[4]	2.04%	1.05%
Fee Waiver and/or Expense Reimbursement	0.01%[3]	0.07%[3]	0.01%[3]	None	None	None	None	None	None	0.10%[4]	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%[3]	2.55%[3]	2.28%[3]	1.10%	1.40%	2.23%	2.06%	1.08%	1.36%	2.23%[4]	2.04%	1.05%

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.38%, Class B shares at 2.55% and Class C shares at 2.28%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class B shares at 2.23%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Small Cap Fund, the Ivy Small Cap Growth Fund and the Ivy Small Cap Growth Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Small Cap Fund, the Ivy Small Cap Growth Fund and the Ivy Small Cap Growth Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Small Cap Fund	$707	$989	$1,291	$2,147
Ivy Small Cap Growth Fund	$709	$993	$1,297	$2,158
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$706	$981	$1,277	$2,116
Class B Shares
WRA Small Cap Fund	$658	$1,108	$1,484	$2,649
Ivy Small Cap Growth Fund	$626	$997	$1,295	$2,355
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$626	$1,008	$1,327	$2,407
Class C Shares
WRA Small Cap Fund	$231	$714	$1,224	$2,625
Ivy Small Cap Growth Fund	$209	$646	$1,108	$2,390
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$207	$640	$1,098	$2,369
Class Y Shares/Class I Shares
WRA Small Cap Fund	$112	$350	$606	$1,340
Ivy Small Cap Growth Fund	$110	$343	$595	$1,317
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$107	$334	$579	$1,283

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Small Cap Fund	$707	$989	$1,291	$2,147
Ivy Small Cap Growth Fund	$709	$993	$1,297	$2,158
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$706	$981	$1,277	$2,116
Class B Shares
WRA Small Cap Fund	$258	$808	$1,384	$2,649
Ivy Small Cap Growth Fund	$226	$697	$1,195	$2,355
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$226	$708	$1,227	$2,407
Class C Shares
WRA Small Cap Fund	$231	$714	$1,224	$2,625
Ivy Small Cap Growth Fund	$209	$646	$1,108	$2,390
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$207	$640	$1,098	$2,369
Class Y Shares/ Class I Shares
WRA Small Cap Fund	$112	$350	$606	$1,340
Ivy Small Cap Growth Fund	$110	$343	$595	$1,317
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$107	$334	$579	$1,283

WRA Vanguard Fund into Ivy Large Cap Growth Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2017, for the WRA Vanguard Fund and the Ivy Large Cap Growth Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Large Cap Growth Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on October 1, 2016 and had a year of combined operations.

	WRA Vanguard Fund (Target Fund)					Ivy Large Cap Growth Fund (Acquiring Fund)					Ivy Large Cap Growth Fund after Reorganization with the WRA Vanguard Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Vanguard Fund (Target Fund)				Ivy Large Cap Growth Fund (Acquiring Fund)				Ivy Large Cap Growth Fund after Reorganization with the WRA Vanguard Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses	0.20%	0.66%	0.44%	0.20%	0.26%	0.37%	0.19%	0.20%	0.20%	0.43%	0.20%	0.19%
Total Annual Fund Operating Expenses	1.13%	2.34%[3]	2.12%[3]	0.88%[3]	1.19%[4]	2.05%	1.87%	0.88%[4]	1.09%	2.07%[5]	1.84%	0.83%
Fee Waiver and/or Expense Reimbursement	None	0.03%[3]	0.00%[3]	0.01%[3]	0.04%[4]	None	None	0.00%[4]	None	0.02%[5]	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%	2.31%[3]	2.12%[3]	0.87%[3]	1.15%[4]	2.05%	1.87%	0.88%[4]	1.09%	2.05%[5]	1.84%	0.83%

[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.31%, Class C shares at 2.12% and Class Y shares at 0.87%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2019, IICO, IDI, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.15% and Class I shares at 0.88%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

[5]

Through July 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses Class B shares at 2.05%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Vanguard Fund, the Ivy Large Cap Growth Fund and the Ivy Large Cap Growth Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Vanguard Fund, the Ivy Large Cap Growth Fund and the Ivy Large Cap Growth Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Vanguard Fund	$684	$913	$1,161	$1,871
Ivy Large Cap Growth Fund	$685	$927	$1,188	$1,932
Ivy Large Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$680	$902	$1,141	$1,827
Class B Shares
WRA Vanguard Fund	$634	$1,028	$1,348	$2,371
Ivy Large Cap Growth Fund	$608	$943	$1,203	$2,158
Ivy Large Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$608	$945	$1,210	$2,145
Class C Shares
WRA Vanguard Fund	$215	$664	$1,139	$2,452
Ivy Large Cap Growth Fund	$190	$588	$1,011	$2,190
Ivy Large Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$187	$579	$995	$2,159
Class Y Shares/Class I Shares
WRA Vanguard Fund	$89	$280	$487	$1,083
Ivy Large Cap Growth Fund	$90	$281	$488	$1,084
Ivy Large Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$85	$265	$460	$1,025

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Vanguard Fund	$684	$913	$1,161	$1,871
Ivy Large Cap Growth Fund	$685	$927	$1,188	$1,932
Ivy Large Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$680	$902	$1,141	$1,827
Class B Shares
WRA Vanguard Fund	$234	$728	$1,248	$2,371
Ivy Large Cap Growth Fund	$208	$643	$1,103	$2,158
Ivy Large Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$208	$645	$1,110	$2,145
Class C Shares
WRA Vanguard Fund	$215	$664	$1,139	$2,452
Ivy Large Cap Growth Fund	$190	$588	$1,011	$2,190
Ivy Large Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$187	$579	$995	$2,159
Class Y Shares/Class I Shares
WRA Vanguard Fund	$89	$280	$487	$1,083
Ivy Large Cap Growth Fund	$90	$281	$488	$1,084
Ivy Large Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$85	$265	$460	$1,025

WRA Wilshire Global Allocation Fund into Ivy Wilshire Global Allocation Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended June 30, 2017, for the WRA Wilshire Global Allocation Fund and the Ivy Wilshire Global Allocation Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Wilshire Global Allocation Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on July 1, 2016 and had a year of combined operations.

	WRA Wilshire Global Allocation Fund (Target Fund)					Ivy Wilshire Global Allocation Fund (Acquiring Fund)					Ivy Wilshire Global Allocation Fund after Reorganization with the WRA Wilshire Global Allocation Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Wilshire Global Allocation Fund (Target Fund)				Ivy Wilshire Global Allocation Fund (Acquiring Fund)								Ivy Wilshire Global Allocation Fund after Reorganization with the WRA Wilshire Global Allocation Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares		Class B Shares		Class C Shares		Class I Shares		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.07%	0.07%	0.07%	0.07%	0.07%		0.07%		0.07%		0.07%		0.07%	0.07%	0.07%	0.07%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%	1.00%	1.00%	None
Other Expenses	0.13%	0.25%	0.15%	0.09%	0.13%		0.25%		0.15%		0.09%		0.13%	0.25%	0.15%	0.09%
Acquired Fund Fees and Expenses[3]	0.76%	0.76%	0.76%	0.76%	0.76%		0.76%		0.76%		0.76%		0.76%	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses[4]	1.21%[5]	2.08%[5]	1.98%[5]	0.92%[5]	1.21	%[6],7	2.08	%[6],7	1.98	%[6],7	0.92	%[6],7	1.21%[8]	2.08%[8]	1.98%[8]	0.92%[8]
Fee Waiver and/or Expense Reimbursement	0.07%[5]	0.07%[5]	0.07%[5]	0.09%[5]	0.07	%[6],7	0.07	%[6],7	0.07	%[6],7	0.09	%[6],7	0.07%[8]	0.07%[8]	0.07%[8]	0.09%[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	1.14%[5]	2.01%[5]	1.91%[5]	0.83%[5]	1.14	%[6],7	2.01	%[6],7	1.91	%[6],7	0.83	%[6],7	1.14%[8]	2.01%[8]	1.91%[8]	0.83%[8]

[1]

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchased NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the underlying funds in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the Fund’s most recent fiscal year.

[4]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses. Total Annual Fund Operating Expenses have been restated to reflect current fees.

[5]

Through October 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees, shareholder servicing fees and/or acquired fund fees and expenses to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions and extraordinary expenses, if any) as follows: Class A shares at 1.16%; Class B shares at 2.25%; Class C shares at 2.01%; and Class Y shares at 0.83%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board. Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes below its respective expense cap.

[6]

Through October 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, and extraordinary expenses, if any) as follows: Class A shares at 1.16%; Class B shares at 2.25%; Class C shares at 2.01%; and Class I shares at 0.83% Prior to that date, the expense limitation may not be terminated without the consent of the Ivy Trust Board. Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes below its respective expense cap.

[7]

Through October 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Ivy Trust Board.

[8]

Through October 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, and extraordinary expenses, if any) as follows: Class A shares at 1.16%; Class B shares at 2.25%; Class C shares at 2.01%; and Class I shares at 0.83% Prior to that date, the expense limitation may not be terminated without the consent of the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Wilshire Global Allocation Fund, the Ivy Wilshire Global Allocation Fund and the Ivy Wilshire Global Allocation Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Wilshire Global Allocation Fund, the Ivy Wilshire Global Allocation Fund and the Ivy Wilshire Global Allocation Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through October 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Wilshire Global Allocation Fund	$685	$930	$1,195	$1,951
Ivy Wilshire Global Allocation Fund	$685	$930	$1,195	$1,951
Ivy Wilshire Global Allocation Fund (pro forma, assuming consummation of the Reorganization)	$685	$924	$1,189	$1,945
Class B Shares
WRA Wilshire Global Allocation Fund	$604	$945	$1,212	$2,182
Ivy Wilshire Global Allocation Fund	$604	$945	$1,212	$2,182
Ivy Wilshire Global Allocation Fund (pro forma, assuming consummation of the Reorganization)	$604	$938	$1,205	$2,176
Class C Shares
WRA Wilshire Global Allocation Fund	$194	$615	$1,061	$2,301
Ivy Wilshire Global Allocation Fund	$194	$615	$1,061	$2,301
Ivy Wilshire Global Allocation Fund (pro forma, assuming consummation of the Reorganization)	$194	$607	$1,054	$2,295
Class Y Shares/Class I Shares
WRA Wilshire Global Allocation Fund	$85	$284	$500	$1,123
Ivy Wilshire Global Allocation Fund	$85	$284	$500	$1,123
Ivy Wilshire Global Allocation Fund (pro forma, assuming consummation of the Reorganization)	$85	$275	$491	$1,114

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Wilshire Global Allocation Fund	$685	$930	$1,195	$1,951
Ivy Wilshire Global Allocation Fund	$685	$930	$1,195	$1,951
Ivy Wilshire Global Allocation Fund (pro forma, assuming consummation of the Reorganization)	$685	$924	$1,189	$1,945
Class B Shares
WRA Wilshire Global Allocation Fund	$204	$645	$1,112	$2,182
Ivy Wilshire Global Allocation Fund	$204	$645	$1,112	$2,182
Ivy Wilshire Global Allocation Fund (pro forma, assuming consummation of the Reorganization)	$204	$638	$1,105	$2,176
Class C Shares
WRA Wilshire Global Allocation Fund	$194	$615	$1,061	$2,301
Ivy Wilshire Global Allocation Fund	$194	$615	$1,061	$2,301
Ivy Wilshire Global Allocation Fund (pro forma, assuming consummation of the Reorganization)	$194	$607	$1,054	$2,295
Class Y Shares/Class I Shares
WRA Wilshire Global Allocation Fund	$85	$284	$500	$1,123
Ivy Wilshire Global Allocation Fund	$85	$284	$500	$1,123
Ivy Wilshire Global Allocation Fund (pro forma, assuming consummation of the Reorganization)	$85	$275	$491	$1,114

WRA High Income Fund into Ivy High Income Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2017 for the WRA High Income Fund and the Ivy High Income Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy High Income Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on October 1, 2016 and had a year of combined operations.

	WRA High Income Fund (Target Fund)					Ivy High Income Fund (Acquiring Fund)					Ivy High Income Fund after Reorganization with the WRA High Income Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		None	5.75%	None	None		None	5.75%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA High Income Fund (Target Fund)				Ivy High Income Fund (Acquiring Fund)				Ivy High Income Fund after Reorganization with the WRA High Income Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.57%	0.57%	0.57%	0.57%	0.53%	0.53%	0.53%	0.53%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses	0.18%	0.66%	0.25%	0.21%	0.17%	0.18%	0.13%	0.18%	0.16%	0.20%	0.14%	0.18%
Total Annual Fund Operating Expenses	1.00%	2.23%[3]	1.82%[3]	0.78%	0.95%	1.71%	1.66%	0.71%	0.93%	1.72%[4]	1.66%[4]	0.70%
Fee Waiver and/or Expense Reimbursement	None	0.02%[3]	0.00%[3]	None	None	None	None	None	None	0.01%[4]	0.00%[4]	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	2.21%[3]	1.82%[3]	0.78%	0.95%	1.71%	1.66%	0.71%	0.93%	1.71%[4]	1.66%[4]	0.70%

[1]

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through January 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.21% and Class C shares at 1.82%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class B shares at 1.71% and Class C shares at 1.66%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA High Income Fund, the Ivy High Income Fund and the Ivy High Income Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA High Income Fund, the Ivy High Income Fund and the Ivy High Income Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA High Income Fund	$671	$875	$1,096	$1,729
Ivy High Income Fund	$666	$860	$1,070	$1,674
Ivy High Income Fund (pro forma, assuming consummation of the Reorganization)	$664	$854	$1,060	$1,652
Class B Shares
WRA High Income Fund	$624	$995	$1,293	$2,251
Ivy High Income Fund	$574	$839	$1,028	$1,818
Ivy High Income Fund (pro forma, assuming consummation of the Reorganization)	$574	$840	$1,031	$1,819
Class C Shares
WRA High Income Fund	$185	$573	$985	$2,137
Ivy High Income Fund	$169	$523	$902	$1,965
Ivy High Income Fund (pro forma, assuming consummation of the Reorganization)	$169	$523	$902	$1,965
Class Y Shares/Class I Shares
WRA High Income Fund	$80	$249	$433	$966
Ivy High Income Fund	$73	$227	$395	$883
Ivy High Income Fund (pro forma, assuming consummation of the Reorganization)	$72	$224	$390	$871

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA High Income Fund	$671	$875	$1,096	$1,729
Ivy High Income Fund	$666	$860	$1,070	$1,674
Ivy High Income Fund (pro forma, assuming consummation of the Reorganization)	$664	$854	$1,060	$1,652
Class B Shares
WRA High Income Fund	$224	$695	$1,193	$2,251
Ivy High Income Fund	$174	$539	$928	$1,818
Ivy High Income Fund (pro forma, assuming consummation of the Reorganization)	$174	$540	$931	$1,819
Class C Shares
WRA High Income Fund	$185	$573	$985	$2,137
Ivy High Income Fund	$169	$523	$902	$1,965
Ivy High Income Fund (pro forma, assuming consummation of the Reorganization)	$169	$523	$902	$1,965
Class Y Shares/Class I Shares
WRA High Income Fund	$80	$249	$433	$966
Ivy High Income Fund	$73	$227	$395	$883
Ivy High Income Fund (pro forma, assuming consummation of the Reorganization)	$72	$224	$390	$871

WRA Municipal High Income Fund into Ivy Municipal High Income Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2017 for the WRA Municipal High Income Fund and the Ivy Municipal High Income Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Municipal High Income Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on October 1, 2016 and had a year of combined operations.

	WRA Municipal High Income Fund (Target Fund)					Ivy Municipal High Income Fund (Acquiring Fund)					Ivy Municipal High Income Fund after Reorganization with the WRA Municipal High Income Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class Y Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares	Class A Shares	Class B Shares	Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	4.25%	None	None		None	4.25%	None	None		None	4.25%	None	None		None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None	$20 [2]	None	$20	[2]	None

	WRA Municipal High Income Fund (Target Fund)				Ivy Municipal High Income Fund (Acquiring Fund)				Ivy Municipal High Income Fund after Reorganization with the WRA Municipal High Income Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.52%	0.52%	0.52%	0.52%	0.51%	0.51%	0.51%	0.51%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses	0.13%	0.36%	0.21%	0.21%	0.12%	0.16%	0.12%	0.21%	0.10%	0.16%	0.12%	0.20%
Total Annual Fund Operating Expenses	0.90%	1.88%[3]	1.73%[3]	0.73%[3]	0.88%	1.67%[4]	1.63%[4]	0.72%[4]	0.82%	1.63%[5]	1.59%[5]	0.67%[5]
Fee Waiver and/or Expense Reimbursement	None	0.07%[3]	0.03%[3]	0.02%[3]	None	0.05%[4]	0.05%[4]	0.04%[4]	None	0.01%[5]	0.01%[5]	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	1.81%[3]	1.70%[3]	0.71%[3]	0.88%	1.62%[4]	1.58%[4]	0.68%[4]	0.82%	1.62%[5]	1.58%[5]	0.67%

[1]

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through January 31, 2018, WRIMCO, WRI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 1.81%, Class C shares at 1.70% and Class Y shares at 0.71%. Prior to that date, the expense limitation may not be terminated without the consent of the WRA Trust Board.

[4]

Through July 31, 2018, IICO, IDI, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 1.62%; Class C shares at 1.58% and Class I shares at 0.68%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

[5]

Through July 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class B shares at 1.62% and Class C shares at 1.58%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Ivy Trust Board.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Municipal High Income Fund, the Ivy Municipal High Income Fund and the Ivy Municipal High Income Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Municipal High Income Fund, the Ivy Municipal High Income Fund and the Ivy Municipal High Income Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Municipal High Income Fund	$513	$700	$902	$1,486
Ivy Municipal High Income Fund	$511	$694	$892	$1,463
Ivy Municipal High Income Fund (pro forma, assuming consummation of the Reorganization)	$505	$676	$861	$1,395
Class B Shares
WRA Municipal High Income Fund	$584	$884	$1,110	$1,939
Ivy Municipal High Income Fund	$565	$822	$1,003	$1,762
Ivy Municipal High Income Fund (pro forma, assuming consummation of the Reorganization)	$565	$812	$985	$1,714
Class C Shares
WRA Municipal High Income Fund	$173	$542	$936	$2,038
Ivy Municipal High Income Fund	$161	$509	$882	$1,929
Ivy Municipal High Income Fund (pro forma, assuming consummation of the Reorganization)	$161	$500	$864	$1,887
Class Y Shares/Class I Shares
WRA Municipal High Income Fund	$73	$231	$404	$905
Ivy Municipal High Income Fund	$69	$226	$397	$891
Ivy Municipal High Income Fund (pro forma, assuming consummation of the Reorganization)	$68	$214	$373	$835

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Municipal High Income Fund	$513	$700	$902	$1,486
Ivy Municipal High Income Fund	$511	$694	$892	$1,463
Ivy Municipal High Income Fund (pro forma, assuming consummation of the Reorganization)	$505	$676	$861	$1,395
Class B Shares
WRA Municipal High Income Fund	$184	$584	$1,010	$1,939
Ivy Municipal High Income Fund	$165	$522	$903	$1,762
Ivy Municipal High Income Fund (pro forma, assuming consummation of the Reorganization)	$165	$512	$885	$1,714
Class C Shares
WRA Municipal High Income Fund	$173	$542	$936	$2,038
Ivy Municipal High Income Fund	$161	$509	$882	$1,929
Ivy Municipal High Income Fund (pro forma, assuming consummation of the Reorganization)	$161	$500	$864	$1,887
Class Y Shares/Class I Shares
WRA Municipal High Income Fund	$73	$231	$404	$905
Ivy Municipal High Income Fund	$69	$226	$397	$891
Ivy Municipal High Income Fund (pro forma, assuming consummation of the Reorganization)	$68	$214	$373	$835

WRA Cash Management into Ivy Cash Management Fund

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended September 30, 2017, for WRA Cash Management and the Ivy Cash Management Fund. Also shown are the Annual Fund Operating Expenses projected for the Ivy Cash Management Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on October 1, 2016 and had a year of combined operations.

	WRA Cash Management (Target Fund)					Ivy Cash Management Fund (Acquiring Fund)					Ivy Cash Management Fund after Reorganization with WRA Cash Management (pro forma combined)
	Class A Shares		Class B Shares	Class C Shares		Class A Shares		Class B Shares	Class C Shares		Class A Shares		Class B Shares	Class C Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None	None		None		None	None		None		None	None
Maximum Deferred Sales Charge[1] (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]		5.00%[1]	1.00%[1]		1.00%[1]		5.00%[1]	1.00%[1]		1.00%[1]		5.00%[1]	1.00%[1]
Maximum Account Fee	$20	[2]	None	$20	[2]	$20	[2]	None	$20	[2]	$20	[2]	None	$20	[2]

	WRA Cash Management (Target Fund)			Ivy Cash Management Fund (Acquiring Fund)			Ivy Cash Management Fund after Reorganization with WRA Cash Management (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class A Shares	Class B Shares	Class C Shares	Class A Shares	Class B Shares	Class C Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and Service (12b-1) Fees	None	1.00%	1.00%	None	1.00%	1.00%	None	1.00%	1.00%
Other Expenses	0.39%	0.25%	0.25%	0.39%	0.25%	0.25%	0.39%	0.25%	0.25%
Total Annual Fund Operating Expenses[3]	0.75%	1.61%	1.61%	0.75%	1.61%	1.61%	0.75%	1.61%	1.61%
Fee Waiver and/or Expense Reimbursement	None	None	None	None	None	None	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%	1.61%	1.61%	0.75%	1.61%	1.61%	0.75%	1.61%	1.61%

[1]

For Class A shares, a 1% CDSC is only imposed on Class A shares if they were exchanged from Class A shares of another WRA Fund (or, in certain circumstances, lvy Funds) that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it reflects a change in the Fund’s management fee structure.

Examples:

These Examples are intended to help you compare the cost of investing in the WRA Cash Management, the Ivy Cash Management Fund and the Ivy Cash Management Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the WRA Cash Management, the Ivy Cash Management and the Ivy Cash Management Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Cash Management	$77	$240	$417	$930
Ivy Cash Management Fund	$77	$240	$417	$930
Ivy Cash Management Fund (pro forma, assuming consummation of the Reorganization)	$77	$240	$417	$930
Class B Shares
WRA Cash Management	$564	$808	$976	$1,680
Ivy Cash Management Fund	$564	$808	$976	$1,680
Ivy Cash Management Fund (pro forma, assuming consummation of the Reorganization)	$564	$808	$976	$1,680
Class C Shares
WRA Cash Management	$164	$508	$876	$1,911
Ivy Cash Management Fund	$164	$508	$876	$1,911
Ivy Cash Management Fund (pro forma, assuming consummation of the Reorganization)	$164	$508	$876	$1,911

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
WRA Cash Management	$77	$240	$417	$930
Ivy Cash Management Fund	$77	$240	$417	$930
Ivy Cash Management Fund (pro forma, assuming consummation of the Reorganization)	$77	$240	$417	$930
Class B Shares
WRA Cash Management	$164	$508	$876	$1,680
Ivy Cash Management Fund	$164	$508	$876	$1,680
Ivy Cash Management Fund (pro forma, assuming consummation of the Reorganization)	$164	$508	$876	$1,680
Class C Shares
WRA Cash Management	$164	$508	$876	$1,911
Ivy Cash Management Fund	$164	$508	$876	$1,911
Ivy Cash Management Fund (pro forma, assuming consummation of the Reorganization)	$164	$508	$876	$1,911

Comparison of Investment Objectives

Each WRA Fund and its corresponding Ivy Fund have identical investment objectives.

WRA Accumulative Fund and Ivy Accumulative Fund: To seek to provide capital growth and appreciation.

WRA Continental Income Fund and Ivy Balanced Fund: To seek to provide total return through a combination of capital appreciation and current income.

WRA Global Growth Fund and Ivy Global Growth Fund: To seek to provide growth of capital.

WRA New Concepts Fund and Ivy Mid Cap Growth Fund: To seek to provide growth of capital.

WRA Science and Technology Fund and Ivy Science and Technology Fund: To seek to provide growth of capital.

WRA Small Cap Fund and Ivy Small Cap Growth Fund: To seek to provide growth of capital.

WRA Vanguard Fund and Ivy Large Cap Growth Fund: To seek to provide growth of capital.

WRA Wilshire Global Allocation Fund and Ivy Wilshire Global Allocation Fund: To seek to provide total return.

WRA High Income Fund and Ivy High Income Fund: To seek to provide total return through a combination of high current income and capital appreciation.

WRA Municipal High Income Fund and Ivy Municipal High Income Fund: To seek to provide a high level of current income that is not subject to Federal income tax.

WRA Cash Management and Ivy Cash Management Fund: To seek to provide current income consistent with maintaining liquidity and preservation of capital.

Comparison of Principal Investment Strategies

The principal investment strategies of each WRA Fund are identical, almost identical or substantially similar to those of its corresponding Ivy Fund. The following pages provide the principal investment strategies of each WRA Fund and indicate whether its corresponding Ivy Fund has the same principal investment strategies. If the principal investment strategies are not the same, any material differences are highlighted.

For more information concerning investment strategies and restrictions, see the Existing Ivy Funds Prospectus and Shell Ivy Funds Prospectus which accompany this Prospectus/Information Statement.

WRA Accumulative Fund/Ivy Accumulative Fund

The WRA Fund and its corresponding Ivy Fund have identical principal investment strategies that are described as follows:

Each Fund invests primarily in common stocks of companies that the investment manager, considers to be high in quality and attractive in their long-term investment potential. Although the Funds generally emphasize large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), they may invest in companies of any size, and of any industry, in seeking to achieve its objective.

The Funds may invest in securities of companies across the valuation spectrum, including securities issued by growth and value companies. Value stocks are those that the investment managers believe are currently selling below their true worth. A stock has growth potential if, in the investment managers’ opinion, the earnings of the company are likely to grow faster than the economy.

The investment managers’ investment philosophies for the Funds is a blend between bottom-up (researching individual issuers) fundamental stock and sector analysis, coupled with a top-down (assessing the market environment) macroeconomic perspective that the investment managers use to guide them in their selection of weightings in industries and sectors.

In selecting securities for a Funds, the investment manager invests in companies that, in its opinion, have the potential for slightly higher growth rates than other companies, and companies that they believe are able to differentiate themselves with a product or a franchise of products, a brand or a technological advantage that give them an advantage over their competitors. An investment manager considers many factors, which may include: stability and predictability of earnings growth; acceleration of earnings and/or revenue; improvement in profitability and market share; margin structure and direction; dividend yield; and sustainable generation of cash flows from operations.

Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

The Funds may utilize derivative instruments, primarily options, both written and purchased, on individual equity securities and domestic equity indexes, to generate additional income from written option premiums, to seek to exploit opportunities as a result of ongoing uncertainties in the economy, or in an attempt to hedge market risk on equity securities. The Funds also may utilize futures contracts to gain exposure to, or hedge against, changes in interest rates or changes in the value of equity securities.

Generally, in determining whether to sell a security, the investment managers considers many factors, which may include: changes in economic or market factors in general or with respect to a particular industry or sector; changes in the market trends or other factors affecting an individual security; and changes in the relative market performance or its belief in the appreciation possibilities offered by individual securities. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Continental Income Fund/Ivy Balanced Fund

The WRA Fund and its corresponding Ivy Fund have almost identical principal investment strategies (any wording differences between each Fund’s description of principal investment strategies are non-material) that are described as follows:

The Funds seek to achieve their objective by investing primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Funds invest primarily in medium to large, well-established companies, most of which pay a regular dividend. The Funds invest at least 25% of its total assets in equity securities. The Funds typically hold a limited number of stocks (generally 45 to 55), with the objective of providing potential capital appreciation and some dividend income.

In addition, the Funds invest at least 25% of its total assets in debt securities with the objective of providing income and relative stability of capital. The Funds may invest in preferred stocks. The majority of the Funds’ debt securities are either U.S. government securities or investment-grade corporate bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the investment managers, to be of comparable quality. The Funds may invest up to 20% of their total assets in non-investment grade debt securities. The Funds have no limitations on the range of maturities of the debt securities in which it may invest, or on the size of companies in which they may invest.

In evaluating investments for the Funds, the investment managers consider a company’s potential for growth, as well as opportunities to improve its profitability, which result in growth in earnings and cash flows. In so doing, the investment managers evaluate a company’s management team, its financial position, its competitive position and the condition of its respective industry in addition to other factors. The investment managers utilize financial statements, independent research by its investment management personnel, third party research, brand studies done by outside parties and other tools and processes to identify what it believes to be attractive investment opportunities with a focus on the trajectory and sustainability of a company’s business model. In addition, the investment managers’ analyses inform their view of an appropriate valuation for each potential investment. In selecting equity securities for the Funds, the investment managers follow a growth at a reasonable price investing strategy. In selecting debt securities for the Funds, the investment managers generally seek to invest in investment-grade securities.

Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

Generally, in determining whether to sell a security, the investment managers use the same analysis as identified above in order to determine if the security is appropriately valued or has met its anticipated price. The investment managers also may sell a security if the security ceases to produce income, to reduce the Funds’ holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash

WRA Global Growth Fund/Ivy Global Growth Fund

The WRA Fund and its corresponding Ivy Fund have identical principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing primarily in common stocks of U.S. and foreign companies (including depositary receipts of foreign issuers) that the Funds’ investment managers, believe are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the investment managers believes possess attractive growth characteristics. The Funds primarily invest in issuers of developed countries, including the U.S., although the Funds have the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Funds primarily invest in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), they may invest in securities issued by companies of any size. Under normal circumstances, the Funds invest at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of their total assets in foreign securities. The Funds may invest up to 100% of their total assets in foreign securities, including securities denominated in currencies other than the U.S. dollar. Under normal circumstances, the Funds will allocate their assets among at least three different countries (one of which may be the United States). The Funds typically hold a limited number of stocks (generally 45 to 70).

The investment managers utilize a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection, followed by a top-down (assessing the market environment) global economic analysis. The investment managers seek strong companies that possess a unique, sustainable competitive advantage that the investment managers believe will allow them to withstand competitive pressures and grow faster than the general economy. The investment managers may look at a number of factors in selecting securities for the Funds’ portfolios, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company’s total addressable market; margin trends; switching costs; control of distribution channels; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business. In its top-down analysis, the investment managers consider factors such as the geopolitical economic and political environment, regulatory policy, geopolitical risk and the current environment.

Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various additional foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

Generally, in determining whether to sell a security, the investment managers use the same type of analysis that they use in buying securities. For example, the investment managers may sell a security issued by a company if they believe the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if they believe the management of the company has weakened or its margin and/or its valuation appears unsustainable, if they believe there are macro-economic factors that override a company’s fundamentals and/or there exists political or economic instability in the issuer’s country. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA New Concepts Fund/Ivy Mid Cap Growth Fund

The WRA Fund and its corresponding Ivy Fund have substantially similar principal investment strategies that are described as follows:

The Funds seek to achieve their objective by investing primarily in common stocks of mid-capitalization companies that the investment managers believe are high quality and/or offer above-average growth potential. While the WRA Fund does not have a formal 80% policy, under normal circumstances, the Funds invest at least 80% of their net assets in the securities of mid-capitalization companies, which, for purposes of these Funds, typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2017 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $2.16 billion and $30.62 billion.

In selecting securities for the Funds, the investment managers primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies they believe have the potential for strong growth, increasing profitability, attractive valuations and sound capital structures. The investment managers may look at a number of factors in their consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the investment managers’ investment processes also include a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the investment managers considers many factors, including what they believe to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Science and Technology Fund/Ivy Science and Technology Fund

The WRA Fund and its corresponding Ivy Fund have identical principal investment strategies that are described as follows:

The Funds invest primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Funds invest at least 80% of their net assets in securities of science or technology companies. Such companies may include companies that, in the opinion of the investment managers, derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of the investment managers, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Funds also may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities. The Funds may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets.

The investment managers typically emphasizes growth potential in selecting stocks; that is, the investment managers seeks companies in which earnings are likely to grow faster than the economy. The investment managers aim to identify strong secular trends within industries and then apply a largely bottom-up (researching individual issuers) stock selection process by considering a number of factors in selecting securities for the Funds’ portfolios. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, valuation, financial statements, industry position/market size potential and applicable economic and market conditions, as well as whether a company’s products and services have high barriers to entry. The Funds typically hold a limited number of stocks (generally 45 to 65).

Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

Generally, in determining whether to sell a security, the investment managers use the same type of analysis that they use in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Small Cap Fund/Ivy Small Cap Growth Fund

The WRA Fund and its corresponding Ivy Fund have identical principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing, under normal circumstances, at least 80% of their net assets in common stocks of small-capitalization companies. For purposes of these Funds, small-capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of June 30, 2017 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $90.89 million and $5.86 billion. The Funds emphasize smaller companies positioned in new or emerging industries where the investment managers believe there is opportunity for higher growth than in established companies or industries. The Funds’ investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

In selecting securities for the Funds, the investment managers utilize a bottom-up (researching individual issuers) stock-picking process that focuses on companies they believe have sustainable long-term growth potential with superior financial characteristics and, therefore, are believed by the investment managers to be of a higher quality than many other small-capitalization companies. The investment managers may look at a number of factors regarding a company, such as: management that is aggressive, creative, strong and/or dedicated; technological or specialized expertise; new or unique products or services; entry into new or emerging industries; growth in earnings/growth in revenue and sales/positive cash flows; ROIC (return on invested capital); market share; barriers to entry; operating margins; rising returns on investment; and security size and liquidity.

Generally, in determining whether to sell a security, the investment managers use the same type of analysis that they use in buying securities. For example, the investment managers may sell a security if they believe that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry or sector of the company. The investment managers also may sell a security to reduce the Funds’ holding in that security, if they loses confidence in the management of the company, to take advantage of what they believes are more attractive investment opportunities or to raise cash.

WRA Vanguard Fund/Ivy Large Cap Growth Fund

The WRA Fund and its corresponding Ivy Fund have substantially similar principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing primarily in diversified portfolios of common stocks issued by large-capitalization, growth-oriented companies with above-average levels of profitability and that the investment managers believe have the ability to sustain growth over the long term. While the WRA Fund does not have a formal 80% policy, under normal circumstances, the Funds invest at least 80% of their net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the investment managers believe are likely to grow faster than the economy.

The investment managers primarily utilize a bottom-up (researching individual issuers) strategy in selecting securities for the Funds and seek to invest for the Funds in companies that they believe possess, or have the potential to achieve, dominant market positions and/or structural competitive advantages. The investment managers believe that these characteristics can help to mitigate competition and lead to more resilient and sustainable revenue and earnings growth.

The investment managers attempt to focus on companies operating in large, growing, addressable markets (generally, the total potential markets for their goods and services) whose competitive market position the investment managers believe will allow them to grow faster than the general economy. The key factors the investment managers typically analyze consist of: a company’s brand equity, proprietary technology, economies of scale, barriers to entry, strength of management, and level of competitive intensity; return of capital in the form of higher dividends or share repurchases; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Funds typically hold a limited number of stocks (generally 45 to 60).

Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

In general, the investment managers may sell a security when, in the investment managers’ opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The investment managers also may sell a security if they believe that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, and/or poor use of resources. The investment managers also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Wilshire Global Allocation Fund/Ivy Wilshire Global Allocation Fund

The WRA Fund and its corresponding Ivy Fund have almost identical principal investment strategies (any wording differences between each Fund’s description of principal investment strategies are non-material) that are described as follows:

The Funds are fund-of-funds that seek to achieve their objectives primarily by allocating its assets among a diverse group of affiliated equity and fixed income mutual funds.

The WRA Fund invests primarily in mutual funds that are series of either the WRA Trust or the Ivy Trust and the Ivy Fund invests in mutual funds that are series of the Ivy Trust (each such fund is an “Underlying Affiliated Fund”). After the Reorganization the Ivy Fund will invest in the same Underlying Affiliated Funds in which the WRA Fund currently invests. Each Underlying Affiliated Fund, in turn, invests in a diversified portfolio of securities from one or more of the following asset classes: domestic equity securities, foreign equity securities (from issuers in both developed and emerging markets) and bonds (both investment grade and high yield (junk bonds)) issued by domestic and foreign corporations and governments. The Funds invest in Underlying Affiliated Funds that utilize a variety of growth or income investment strategies to seek to achieve their respective objectives. The Underlying Affiliated Funds of either the WRA Trust or Ivy Trust are managed by WRIMCO or IICO as applicable.

Under normal circumstances, the Funds’ “policy” asset mix is 65% invested in equities and 35% invested in fixed income. However, at any given time, the Funds’ permissible ranges are 45% to 85% invested in equities and 15% to 55% invested in fixed income.

Wilshire Associates Incorporated, the Funds’ subadviser (Wilshire), allocates certain of the Funds’ assets among the Underlying Affiliated Funds using a methodology designed to provide exposure to a broad array of asset classes and investment strategies. Within the permissible ranges, Wilshire establishes a “target” allocation for each asset class and dynamically allocates and repositions the amount of the Funds’ assets invested in the Underlying Affiliated Funds over time based upon market and economic conditions. The Wilshire Fund Management business unit of Wilshire is the subadviser to the Funds.

Through its investments in the Underlying Affiliated Funds, the Funds will invest, under normal circumstances, at least 40% of its assets in foreign investments.

The Funds’ investment managers, develop the universe of Underlying Affiliated Funds that Wilshire may consider when making allocation decisions. Wilshire monitors the Funds’ holdings and cash flow and, in general, manages them as needed in order to maintain the Funds’ target allocations. Wilshire does not intend to trade actively among the Underlying Affiliated Funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, Wilshire may change target allocations within the permissible ranges at any time. Wilshire may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the Underlying Affiliated Funds selected for the Fund. In addition, from time to time Wilshire or market movements (or a combination of both) may cause the Funds’ investment to temporarily vary from their target percentage. Wilshire will consider rebalancing the Funds’ assets at least quarterly; however, they may rebalance the assets at any time that, in Wilshire’s judgment, a rebalance is necessary, particularly if movements in the market and portfolio activity shift the Fund near the permissible allocation ranges.

Effective May 18, 2017, the WRA Wilshire Global Allocation Fund began operating as a fund-of-funds. Prior to that date, the WRA Fund invested in, stocks, bonds and short term instruments of issuers in markets around the globe, as well as in derivative instruments, precious metals and investments with exposure to various foreign currencies. In addition, the WRA Wilshire Global Allocation Fund invested in, among other investments, private placements and other restricted securities in an amount up to 15% of its net assets, in accordance with its investment restrictions. Private placements and other restricted securities may be difficult to resell because a ready market for resale may not exist at any given time. Effective with its change to a fund-of-funds, the WRA Wilshire Global Allocation Fund does not intend to further invest in private placements and restricted securities and will seek to sell its holdings of such securities in accordance with its revised principal investment strategies. However, a portion of the WRA Wilshire Global Allocation Fund’s assets may remain invested in such securities given their limited market for resale. WRIMCO will continue to manage the WRA Wilshire Global Allocation Fund’s investments in restricted securities and private placements (the “Private Equity Segment”) during that transition.

WRA High Income Fund/Ivy High Income Fund

The WRA Fund and its corresponding Ivy Fund have identical principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing primarily in diversified portfolios of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of U.S. and foreign issuers, the risks of which are, in the judgment of their investment managers, consistent with the Funds’ objectives. The Fund invests primarily in lower-quality debt securities, which include debt securities rated BBB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the investment managers to be of comparable quality. The Funds may invest up to 100% of their total assets in non-investment grade debt securities, commonly called “high yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by the investment managers to be of comparable quality. The Funds may invest in fixed-income securities of any maturity and in companies of any size.

The Funds may invest up to 100% of their total assets in foreign securities that are denominated in U.S. dollars or foreign currencies. Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if the Funds are not invested directly in such markets.

The Funds may invest in private placements and other restricted securities.

Although the investment managers consider credit ratings in selecting investments for the Funds, the investment managers base their investment decisions for particular instruments primarily on their own credit analyses and not on a NRSRO’s credit rating. The investment managers may look at a number of factors in selecting securities for the Funds, beginning with a primarily bottom-up (researching individual issuers) analysis of a company’s fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, and capital structure and future capital needs, and progressing to consideration of the current economic environment, the direction and level of interest rates and inflation, and industry fundamentals and trends in the general economy.

The investment managers attempt to optimize the Funds’ risk/reward by investing in the debt portion of the capital structure that the investment managers believe to be most attractive, which may include secured and/or unsecured loans or floating rate notes, secured and/or unsecured high-yield bonds. For example, if the investment managers believe that market conditions are favorable for a particular type of fixed-income instrument, such as high yield bonds, most or all of the fixed-income instruments in which the Funds invest may be high yield bonds. Similarly, if the investment managers believe that market conditions are favorable for loans, most or all of the fixed-income instruments in which the Funds invest may be loans, including second-lien loans which typically are lower in the capital structure and less liquid than first-lien loans.

Generally, in determining whether to sell a security, the investment managers consider the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, a deterioration of the company’s financial model, credit quality or credit standing, and/or a change in management’s consideration of its creditors. The investment managers also may sell a security if, in the investment managers’ opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness and other investments with greater potential exist. The investment managers also may sell a security to take advantage of what they believe are more attractive investment opportunities, to reduce the Funds’ holdings in that security or to raise cash.

WRA Municipal High Income Fund/Ivy Municipal High Income Fund

The WRA Fund and its corresponding Ivy Fund have identical principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing, under normal circumstances, at least 80% of its net assets in diversified portfolios of municipal bonds. Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is excludable from gross income for Federal income tax purposes, although a significant portion of such interest may be an item of tax preference for purposes of the Federal alternative minimum tax (AMT) (Tax Preference Item).

The Funds typically invest in medium- and lower-quality bonds that include bonds rated BBB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Funds’ investment managers, to be of comparable quality. Such investments include non-investment grade debt securities, commonly called “high yield” or “junk” bonds, which typically are rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by the investment managers to be of comparable quality. The Funds may invest up to 100% of its total assets in non-investment grade bonds. Although the investment managers consider credit ratings in selecting investments for the Funds, the investment managers base their investment decisions for a particular instrument primarily on their own credit analyses and not on a NRSRO’s credit rating. The investment managers will consider, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, and interest and asset coverage.

The investment managers’ view on interest rates largely determines the desired duration of the Funds’ holdings and how to structure the portfolios to achieve a duration target. In current market conditions, the Funds invest substantially in municipal bonds with remaining maturities of 10 to 30 years.

The Funds may invest in higher-quality municipal bonds at times when yield spreads are narrow and IICO believes that the higher yields do not justify the increased risk, and/or when, in the opinion of the investment managers, there is a lack of medium- and lower-quality bonds in which to invest.

The investment managers typically conduct a top-down (assessing the market environment) analysis in conjunction with their security selection, and they may look at a number of factors in selecting individual securities for the Funds’ portfolios. These factors include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

The Fund primarily invests in revenue bonds: revenue bonds are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (“PABs”), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The Funds may invest significantly in PABs in general, in revenue bonds payable from revenues derived from similar projects, such as those in the health care, life care, education, transportation and special tax sectors, and in municipal bonds of issuers located in the same geographic area.

Generally, in determining whether to sell a security, the investment managers use the same type of analysis that they use when buying securities to determine whether the security continues to be a desired investment for the Funds, including consideration of the security’s current credit quality. Additionally, the investment managers may sell a security to reduce the Funds’ holdings in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

WRA Cash Management/Ivy Cash Management Fund

The WRA Fund and its corresponding Ivy Fund have identical principal investment strategies that are described as follows:

The Funds seek to achieve their objectives by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. The Funds seek, as well, to maintain a NAV of $1.00 per share. The Funds maintain a dollar-weighted average maturity of 60 calendar days or less, and the Funds invest only in securities with a remaining maturity of not more than 397 calendar days.

The investment managers may look at a number of factors in selecting securities for the Funds’ portfolios. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield, as well as the industry sector of the issuer of the security. The investment managers also must select securities for the Funds in compliance with the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act, as amended (Rule 2a-7) that apply to money market funds.

Generally, in determining whether to sell a security, the investment managers uses the same type of analysis that they uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. The investment managers also may sell a security to reduce the Funds’ holding in that security, to take advantage of what they believe are more attractive investment opportunities or to raise cash.

Comparison of Principal Investment Risks

Like all investments, an investment in each Fund involves risk. All of the principal investment risks applicable to a WRA Fund are identical to its corresponding Ivy Fund as listed below. As previously noted, a WRA Fund and its corresponding Ivy Fund have the same investment objective and substantially similar principal investment strategies. An investment in a WRA Fund involves the same risks as an investment in its corresponding Ivy Fund. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk.

As with any mutual fund, the value of a Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of a Fund and prevent it from achieving its objective.

The following pages lists the risks of each WRA Fund and its corresponding Ivy Fund. See Appendix C – “Descriptions of Principal Investment Risks” for more information about each risk.

WRA Accumulative Fund/Ivy Accumulative Fund

Company Risk	Derivatives Risk	Foreign Exposure Risk	Growth Stock Risk	Large Company Risk

Management Risk	Market Risk	Portfolio Turnover Risk	Value Stock Risk

WRA Continental Income Fund/Ivy Balanced Fund

Company Risk	Credit Risk	Dividend-Paying Stock Risk	Foreign Exposure Risk	Growth Stock Risk

Holdings Risk	Interest Rate Risk	Large Company Risk	Low-Rated Securities Risk	Management Risk

Market Risk	Mid Size Company Risk	Preferred Stock Risk	Reinvestment Risk	U.S. Government Securities Risk

Value Stock Risk

WRA Global Growth Fund/Ivy Global Growth Fund

Company Risk	Depositary Receipts Risk	Emerging Market Risk	Foreign Currency Risk	Foreign Exposure Risk

Foreign Securities Risk	Growth Stock Risk	Holdings Risk	Large Company Risk	Management Risk

Market Risk	Sector Risk

WRA New Concepts Fund/Ivy Mid Cap Growth Fund

Company Risk	Growth Stock Risk	Management Risk	Market Risk	Mid-Size Company Risk

Sector Risk

WRA Science and Technology Fund/Ivy Science and Technology Fund

Company Risk	Concentration Risk	Emerging Market Risk	Foreign Exposure Risk	Foreign Securities Risk

Growth Stock Risk	Holdings Risk	Large Company Risk	Liquidity Risk	Management Risk

Market Risk	Mid Size Company Risk	Science and Technology Industry Risk	Small Company Risk

WRA Small Cap Fund/Ivy Small Cap Growth Fund

Company Risk	Growth Stock Risk	Initial Public Offering Risk	Liquidity Risk	Management Risk

Market Risk	Sector Risk	Small Company Risk

WRA Vanguard Fund/Ivy Large Cap Growth Fund

Company Risk	Foreign Exposure Risk	Growth Stock Risk	Holdings Risk	Large Company Risk

Management Risk	Market Risk	Sector Risk

WRA Wilshire Global Allocation Fund/Ivy Wilshire Global Allocation Fund

Company Risk	Emerging Market Risk	Foreign Currency Risk	Foreign Exposure Risk	Foreign Securities Risk

Fund of Funds Risk	Equity Funds Risk	Bond Funds Risk	Investment Company Securities Risk	Large Company Risk

Low-Rated Securities Risk	Management Risk	Market Risk	Portfolio Turnover Risk	Private Placements and Other Restricted Securities Risk

WRA High Income Fund/Ivy High Income Fund

Company Risk	Credit Risk	Extension Risk	Foreign Exposure Risk	Foreign Securities Risk

Income Risk	Interest Rate Risk	Liquidity Risk	Loan Risk	Low-Rated Securities Risk

Management Risk	Market Risk	Private Placement and Other Restricted Securities Risk	Reinvestment Risk

WRA Municipal High Income Fund/Ivy Municipal High Income Fund

Alternative Minimum Tax Risk	Credit Risk	Extension Risk	Focus Risk	Income Risk

Interest Rate Risk	Liquidity Risk	Low-Rated Security Risk	Management Risk	Market Risk

Political, Legislative or Regulatory Risk	Reinvestment Risk	Taxability Risk

WRA Cash Management/Ivy Cash Management Fund

Amortized Cost Risk	Company Risk	Credit Risk	Income Risk	Interest Rate Risk

Management Risk	Market Risk	Money Market Fund Regulatory Risk	Reinvestment Risk

Comparison of Fundamental Investment Restrictions

Fundamental investment restrictions cannot be changed without shareholder approval of the affected Fund. Each WRA Fund and its corresponding Ivy Fund have the same fundamental investment restriction regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or commodities, issuing series securities, and concentrating in an industry. In addition, the WRA Municipal High Income Fund and its corresponding Ivy Municipal High Income Fund each have a fundamental investment policy of investing 80% of its net assets in municipal bonds.

Comparison of Fund Performance

The table below provides some indication of the risks of investing in a Reorganizing WRA Fund and its corresponding Existing Ivy Fund. The table shows the average annual total returns (before taxes) of Class A, Class B, Class C, and Class Y shares of a Reorganizing WRA Fund and Class A, Class B, Class C and Class I shares of its corresponding Existing Ivy Fund. The returns reflect the maximum applicable sales charges for a

Fund. Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results of those periods would have been lower.

A Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com for the WRA Funds and www.ivyinvestments.com for the Existing Ivy Fund’s updated performance.

WRA Continental Income Fund/Ivy Balanced Fund

Average Annual Total Return (Before Taxes) As of November 30, 2017	1 Year	5 Years	10 Years
WRA Continental Income Fund Class A	4.47%	7.08%	5.56%
Ivy Balanced Fund Class A	4.57%	7.03%	5.51%
WRA Continental Income Fund Class B	5.56%	6.99%	5.29%
Ivy Balanced Fund Class B	6.15%	7.36%	5.47%
WRA Continental Income Fund Class C	9.88%	7.43%	5.25%
Ivy Balanced Fund Class C	10.20%	7.56%	5.43%
WRA Continental Income Fund Class Y	11.18%	8.66%	6.51%
Ivy Balanced Fund Class I	11.24%	8.59%	6.47%

WRA Global Growth Fund/Ivy Global Growth Fund

Average Annual Total Return (Before Taxes) As of November 30, 2017	1 Year	5 Years	10 Years
WRA Global Growth Fund Class A	17.57%	7.30%	2.82%
Ivy Global Growth Fund Class A	17.71%	7.01%	2.10%
WRA Global Growth Fund Class B	18.90%	6.89%	2.32%
Ivy Global Growth Fund Class B	19.57%	7.01%	1.87%
WRA Global Growth Fund Class C	23.35%	7.41%	2.34%
Ivy Global Growth Fund Class C	24.01%	7.47%	1.82%
WRA Global Growth Fund Class Y	25.18%	8.98%	3.85%
Ivy Global Growth Fund Class I	25.33%	8.69%	3.09%

WRA New Concepts Fund/Ivy Mid Cap Growth Fund

Average Annual Total Return (Before Taxes) As of November 30, 2017	1 Year	5 Years	10 Years
WRA New Concepts Fund Class A	18.76%	11.23%	8.75%
Ivy Mid Cap Growth Fund Class A	18.76%	11.13%	8.40%
WRA New Concepts Fund Class B	20.39%	11.12%	8.40%
Ivy Mid Cap Growth Fund Class B	20.98%	11.45%	8.23%
WRA New Concepts Fund Class C	24.61%	11.49%	8.34%
Ivy Mid Cap Growth Fund Class C	25.04%	11.65%	8.26%
WRA New Concepts Fund Class Y	26.38%	12.93%	9.82%
Ivy Mid Cap Growth Fund Class I	26.35%	12.80%	9.44%

WRA Science and Technology Fund/Ivy Science and Technology Fund

Average Annual Total Return (Before Taxes) As of November 30, 2017	1 Year	5 Years	10 Years
WRA Science and Technology Fund Class A	28.02%	15.40%	10.02%
Ivy Science and Technology Fund Class A	29.07%	15.31%	10.59%
WRA Science and Technology Fund Class B	30.19%	15.37%	9.69%
Ivy Science and Technology Fund Class B	31.90%	15.68%	10.48%
WRA Science and Technology Fund Class C	34.49%	15.65%	9.57%
Ivy Science and Technology Fund Class C	35.95%	15.86%	10.44%
WRA Science and Technology Fund Class Y	36.05%	17.08%	11.01%
Ivy Science and Technology Fund Class I	37.30%	17.02%	11.61%

WRA Small Cap Fund/Ivy Small Cap Growth Fund

Average Annual Total Return (Before Taxes) As of November 30, 2017	1 Year	5 Years	10 Years
WRA Small Cap Fund Class A	16.23%	14.08%	9.44%
Ivy Small Cap Growth Fund Class A	16.21%	13.89%	9.31%
WRA Small Cap Fund Class B	17.85%	14.01%	9.14%
Ivy Small Cap Growth Fund Class B	18.20%	14.11%	9.08%
WRA Small Cap Fund Class C	22.23%	14.48%	9.18%
Ivy Small Cap Growth Fund Class C	22.44%	14.50%	9.24%
WRA Small Cap Fund Class Y	23.65%	15.86%	10.60%
Ivy Small Cap Growth Fund Class I	23.65%	15.65%	10.43%

WRA Vanguard Fund/Ivy Large Cap Growth Fund

Average Annual Total Return (Before Taxes) As of November 30, 2017	1 Year	5 Years	10 Years
WRA Vanguard Fund Class A	21.00%	14.35%	6.78%
Ivy Large Cap Growth Fund Class A	20.94%	14.40%	6.97%
WRA Vanguard Fund Class B	22.87%	14.24%	6.39%
Ivy Large Cap Growth Fund Class B	23.24%	14.60%	6.69%
WRA Vanguard Fund Class C	27.08%	14.57%	6.30%
Ivy Large Cap Growth Fund Class C	27.44%	14.92%	6.76%
WRA Vanguard Fund Class Y	28.64%	16.04%	7.77%
Ivy Large Cap Growth Fund Class I	28.64%	16.07%	7.88%

WRA High Income Fund/Ivy High Income Fund

Average Annual Total Return (Before Taxes) As of November 30, 2017	1 Year	5 Years	10 Years
WRA High Income Fund Class A	1.90%	4.48%	6.94%
Ivy High Income Fund Class A	2.62%	4.33%	7.35%
WRA High Income Fund Class B	2.75%	4.35%	6.66%
Ivy High Income Fund Class B	3.97%	4.63%	7.27%
WRA High Income Fund Class C	7.20%	4.90%	6.73%
Ivy High Income Fund Class C	8.09%	4.82%	7.20%
WRA High Income Fund Class Y	8.31%	6.01%	7.90%
Ivy High Income Fund Class I	9.13%	5.83%	8.28%

WRA Municipal High Income Fund/Ivy Municipal High Income Fund

Average Annual Total Return (Before Taxes) As of November 30, 2017	1 Year	5 Years	10 Years	Since Inception
WRA Municipal High Income Fund Class A	-0.53%	2.04%	4.15%
Ivy Municipal High Income Fund Class A	-0.54%	1.85%	N/A	6.37	%(1)
WRA Municipal High Income Fund Class B	-1.07%	1.78%	3.83%
Ivy Municipal High Income Fund Class B	-0.79%	1.78%	N/A	6.14	%(1)
WRA Municipal High Income Fund Class C	3.04%	2.10%	3.72%
Ivy Municipal High Income Fund Class C	3.25%	1.99%	N/A	6.13	%(1)
WRA Municipal High Income Fund Class Y	4.04%	N/A	N/A	0.95	%(2)
Ivy Municipal High Income Fund Class I	4.15%	2.91%	5.22%

(1)	Inception date: May 18, 2009.
(2)	Inception date: June 10, 2016.

Management of the Funds

Investment Manager:

Each WRA Fund is managed by WRIMCO. Each Existing Ivy Fund is, and each Shell Ivy Fund will be, managed by IICO. IICO will remain the investment manager of the Ivy combined Funds after the Reorganization.

The address of WRIMCO and IICO is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Both WRIMCO and IICO are an indirect, wholly owned subsidiary of Waddell & Reed, a publicly held company.

The investment sub-adviser for the WRA Wilshire Global Allocation Fund is, and Ivy Wilshire Global Allocation Fund will be, Wilshire Association Incorporated, 1299 Ocean Avenue, Santa Monica, CA 90401.

The following table shows the contractual investment management fee ratios for each WRA Fund and its corresponding Ivy Fund and the net investment management fees paid by each Fund for its last fiscal year.

WRA Accumulative Fund

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017: 0.68%

Ivy Accumulative Fund*

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion.

*   The Ivy Accumulative Fund is new and has not yet commenced operations.

WRA Continental Income Fund

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion; and

0.55% of net assets over $3 billion.

Ivy Balanced Fund

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion and up to $5 billion;

0.54% of net assets over $5 billion and up to $10 billion; and

0.53% of net assets over $10 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017: 0.68%	Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.66%

WRA Global Growth Fund

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion; and

0.76% of net assets over $3 billion.

Ivy Global Growth Fund

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion;

0.70% of net assets over $3 billion and up to $5 billion;

0.695% of net assets over $5 billion and up to $10 billion; and

0.69% of net assets over $10 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017: 0.85%	Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.85%

WRA New Concepts Fund

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion; and

0.76% of net assets over $3 billion.

Ivy Mid Cap Growth Fund

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion;

0.76% of net assets over $3 billion and up to $5 billion;

0.73% of net assets over $5 billion and up to $10 billion;

0.70% of net assets over $10 billion and up to $15 billion; and

0.67% of net assets over $15 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017: 0.84%	Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.83%

WRA Science and Technology Fund

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion; and

0.76% of net assets over $3 billion.

Ivy Science & Technology Fund

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion;

0.76% of net assets over $3 billion and up to $8 billion;

0.755% of net assets over $8 billion and up to $13 billion; and

0.75% of net assets over $13 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017: 0.82%	Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.81%

WRA Small Cap Fund

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion; and

0.76% of net assets over $3 billion.

Ivy Small Cap Growth Fund

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion;

0.76% of net assets over $3 billion and up to $5 billion;

0.73% of net assets over $5 billion and up to $10 billion; and

0.72% of net assets over $10 billion

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017: 0.85%	Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.85%

WRA Vanguard Fund

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion; and

0.55% of net assets over $3 billion.

Ivy Large Cap Growth Fund

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion and up to $5 billion;

0.545% of net assets over $5 billion and up to $10 billion; and

0.54% of net assets over $10 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017: 0.68%	Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.68%

WRA Wilshire Global Allocation Fund

Private Equity Segment – Investments in restricted securities and private placements.

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion; and

0.55% of net assets over $3 billion.

Multi-Asset Segment – Investments in underlying affiliated mutual funds.

0.06% of net assets up to $500 million;

0.05% of net assets over $500 million and up to $1 billion;

0.04% of net assets over $1 billion and up to $2 billion; and

0.03% of net assets over $2 billion.

Ivy Wilshire Global Allocation Fund*

Private Equity Segment – Investments in restricted securities and private placements.

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion; and

0.55% of net assets over $3 billion.

Multi-Asset Segment – Investments in underlying affiliated mutual funds.

0.06% of net assets up to $500 million;

0.05% of net assets over $500 million and up to $1 billion;

0.04% of net assets over $1 billion and up to $2 billion; and

0.03% of net assets over $2 billion.

*   The Ivy Wilshire Global Allocation Fund is new and has not yet commenced operations.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended June 30, 2017: 0.59%(1)

(1)       Prior to May 18, 2017, this was the investment management fee in effect. Effective May 18, 2017, the investment management fee, accrued daily, is payable by the Fund to WRIMCO pursuant to the above schedule.

WRA High Income Fund

0.625% of net assets up to $500 million;

0.60% of net assets over $500 million and up to $1 billion;

0.55% of net assets over $1 billion and up to $1.5 billion; and

0.50% of net assets over $1.5 billion.

Ivy High Income Fund

0.625% of net assets up to $500 million;

0.60% of net assets over $500 million and up to $1 billion;

0.55% of net assets over $1 billion and up to $1.5 billion;

0.50% of net assets over $1.5 billion and up to $10 billion;

0.49% of net assets over $10 billion and up to $20 billion; and

0.48% of net assets over $20 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended September 30, 2017: 0.57%	Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.53%

WRA Municipal High Income Fund

0.525% of net assets up to $500 million;

0.50% of net assets over $500 million and up to $1 billion;

0.45% of net assets over $1 billion and up to $1.5 billion; and

0.40% of net assets over $1.5 billion.

Ivy Municipal High Income Fund

0.525% of net assets up to $500 million;

0.50% of net assets over $500 million and up to $1 billion;

0.45% of net assets over $1 billion and up to $1.5 billion;

0.40% of net assets over $1.5 billion and up to $5 billion;

0.395% of net assets over $5 billion and up to $10 billion;

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended September 30, 2017: 0.51%

0.39% of net assets over $10 billion and up to $15 billion; and

0.385% of net assets over $15 billion.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.49%

WRA Cash Management

0.35% of net assets up to $500 million;

0.35% of net assets over $500 million and up to $1,000 million;

0.30% of net assets over $1,000 million and up to $1,500 million; and

0.30% of net assets over $1,500 million.

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended September 30, 2017: 0.36%(2)

(2)        Prior to January 31, 2017, this was the investment management fee in effect. Effective January 31, 2017, the investment management fee, accrued daily, is payable by the Fund to WRIMCO pursuant to the above schedule.

Ivy Cash Management Fund*

0.35% of net assets up to $500 million;

0.35% of net assets over $500 million and up to $1,000 million;

0.30% of net assets over $1,000 million and up to $1,500 million; and

0.30% of net assets over $1,500 million.

*   The Ivy Cash Management Fund is new and has not yet commenced operations.

Portfolio Managers:

Each of the WRA Funds will be reorganizing into a corresponding Ivy Fund that has the same portfolio management team. The current portfolio manager listed for each Ivy Fund will continue to manage the Ivy Fund following the Reorganization.

WRA Fund	Portfolio Managers	Ivy Fund	Portfolio Managers
WRA Accumulative Fund	Barry M. Ogden	Ivy Accumulative Fund	Same
WRA Continental Income Fund	Matthew A. Hekman Rick Perry	Ivy Balanced Fund	Same
WRA Global Growth Fund	Sarah C. Ross	Ivy Global Growth Fund	Same
WRA New Concepts Fund	Kimberly A. Scott Nathan A. Brown	Ivy Mid Cap Growth Fund	Same
WRA Science and Technology Fund	Zachary H. Shafran Bradley J. Warden	Ivy Science and Technology Fund	Same
WRA Small Cap Fund	Timothy J. Miller Kenneth G. McQuade Bradley P. Halverson	Ivy Small Cap Growth Fund	Same
WRA Vanguard Fund	Daniel P. Becker Bradley M. Klapmeyer	Ivy Large Cap Growth Fund	Same
WRA Wilshire Global Allocation Fund	F. Chace Brundige Cynthia P. Prince-Fox Nathan Palmer Anthony Wicklund Elizabeth Yates	Ivy Wilshire Global Allocation Fund	Same

WRA Fund	Portfolio Managers	Ivy Fund	Portfolio Managers
WRA High Income Fund	Chad A. Gunther	Ivy High Income Fund	Same
WRA Municipal High Income Fund	Michael J. Walls	Ivy Municipal High Income Fund	Same
WRA Cash Management	Mira Stevovich	Ivy Cash Management Fund	Same

Principal Underwriter:

The address of the WRA Funds’ principal underwriter, WRI, and Ivy Funds’ principal underwriter, IDI, is 6300 Lamar Avenue, Overland Park, Kansas 66201.

Other Service Providers.

The WRA Funds and the Ivy Funds have the same service providers. Upon completion of the Reorganization, the Ivy Funds will continue to engage its existing service providers. Following are the names and addresses of certain service providers for the WRA Funds and the Ivy Funds.

WRA Funds and Ivy Funds
Accounting Services Agent and Transfer Agent	Waddell & Reed Services Company doing business as WI Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Custodian	Bank of New York Mellon One Wall Street New York, NY 10286

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1100 Walnut Street, Suite 3300 Kansas City, Missouri 64106

Share Class Characteristics, Shareholder Transactions and Services

Generally, the sales charge, redemption fee, distribution plan and administrative services plan structures for the WRA Funds and Ivy Funds are identical. The Funds’ and Ivy Funds’ purchase, redemption, exchange, dividend and other policies and procedures are substantially similar. For more information, see the sections below and the Existing Ivy Funds Prospectus and Shell Ivy Funds Prospectus that accompanies this Prospectus/Information Statement.

Purchase, Exchange, and Redemption Procedures:

Procedures for and policies relating to the purchase, exchange and redemption of each Fund’s shares are substantially similar. For more detailed information you should refer to the section entitled “Your Account” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Ivy Funds’ shares that can be found in the Existing Ivy Funds Prospectus and Shell Ivy Funds Prospectus that accompanies this Prospectus/Information Statement and is incorporated by reference herein.

If you purchase a WRA Fund or Ivy Fund through a broker-dealer or other financial intermediary (such as a bank), a WRA Fund, WRIMCO and/or its affiliates, or an Ivy Fund, IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Rule 12b-1 Plans

Both the WRA Funds and Ivy Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act with respect to certain classes of shares (the “Distribution Plan”). Each Distribution Plan permits a Fund to pay marketing and other fees to support the sale and distribution of each class of shares as well as the services provided to shareholders by their financial advisors or financial intermediaries. The following chart summarizes the Distribution Plan for Class A, Class B and Class C Shares.

WRA Funds Rule 12b-1 Plan	Ivy Funds Rule 12b-1 Plan

Class A Plan

A WRA Fund may pay WRI a fee of up to 0.25%, on an annual basis, of the average daily net assets of that Fund’s Class A shares. This fee is to compensate WRI for, either directly or through third parties, distributing the WRA Fund’s Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts.

For the WRA Accumulative Fund, the WRA Trust Board has limited payments under the Fund’s Plan to 0.234% of the Fund’s average net Class A assets on an annual basis. The WRA Trust Board may in the future, without shareholder approval, authorize payments under the Fund’s Plans up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Class A Plan

An Ivy Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of that Fund’s Class A shares. This fee is to compensate IDI for, either directly or through third parties, distributing the Fund’s Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts.

For Ivy Accumulative Fund, the Ivy Trust Board has limited payments under the Fund’s Plan to 0.234%, of the Fund’s average net Class A assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments under the Fund’s Plan up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Class B and Class C Plans

A WRA Fund may pay WRI, on an annual basis, a maximum service fee of 0.25% of the average daily net assets of that class to compensate WRI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a maximum distribution fee of up to 0.75% of the average daily net assets of that class to compensate WRI for, either directly or through third parties, distributing shares of that class.

Class B and Class C Plans

An Ivy Fund may pay IDI, on an annual basis, a maximum service fee of 0.25% of the average daily net assets of Class B and Class C shares to compensate IDI for, either directly or through third parties, providing personal service to shareholders of those classes and/or maintaining shareholder accounts for those classes and a maximum distribution fee of up to 0.75% of the average daily net assets of those classes to compensate IDI for, either directly or through third parties, distributing shares of those classes.

Comparison of Dividends and Other Distribution Schedules

Each of the WRA Funds and Ivy Funds distributes substantially all of its net investment income and net realized capital gains to its shareholders each year. Usually, the Funds distribute net investment income at the following times:

WRA Funds	Ivy Funds
Declared daily and paid monthly: • WRA Cash Management • WRA High Income Fund • WRA Municipal High Income Fund	Declared daily and paid monthly: • Ivy Cash Management Fund • Ivy High Income Fund • Ivy Municipal High Income Fund

Declared quarterly in March, June, September and December: • WRA Continental Income Fund • WRA Wilshire Global Allocation Fund	Declared quarterly in March, June, September and December: • Ivy Balanced Fund • Ivy Wilshire Global Allocation Fund

Declared semiannually in June and December: • WRA Accumulative Fund • WRA Global Growth Fund • WRA Science and Technology Fund • WRA Vanguard Fund	Declared semiannually in June and December: • Ivy Accumulative Fund Declared annually in December • Ivy Global Growth Fund • Ivy Science and Technology Fund • Ivy Large Cap Growth Fund

Declared annually in December: • WRA New Concepts Fund • WRA Small Cap Fund	Declared annually in December: • Ivy Mid Cap Growth Fund • Ivy Small Cap Growth Fund

A Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case you may be taxed upon withdrawal of monies from the tax-deferred arrangement.

For more information about dividends, distributions and the tax implications of investing in the Ivy Fund, please see the section entitled “Distribution and Taxes” in the Existing Ivy Funds Prospectus and Shell

Ivy Funds Prospectus that accompany this Prospectus/Information Statement and is incorporated by reference herein.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each WRA Fund is a series of the WRA Trust, a Delaware statutory trust. Each WRA Fund will reorganize into a corresponding Ivy Fund which is a series of the Ivy Trust, a Delaware statutory trust. The following is a discussion of certain provisions of the governing instruments and governing laws of the WRA Funds and the Ivy Funds, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s shareholder reports and its governing instruments. The governing instruments are exhibits to the WRA Trust’s and Ivy Trust’s respective registration statements filed with the SEC.

Organization. Each WRA Fund is a series of the WRA Trust, a Delaware statutory trust pursuant to the Delaware Statutory Trust Act (the “Delaware Act”). The WRA Trust is governed by the WRA Trust Instrument and its By-laws (the “WRA By-laws”), each as may be amended, from time to time, and its business affairs are managed under the supervision of the WRA Trust Board. Each Ivy Fund is a series of the Ivy Trust, a Delaware statutory trust pursuant to the Delaware Act. The Ivy Trust is governed by its Agreement and Declaration of Trust (“Ivy Declaration of Trust”) and its By-laws (the, “Ivy By-laws”), and its business affairs are managed under the supervision of the Ivy Trust Board.

Shares. The WRA Trust Board and the Ivy Trust Board have the power to issue shares with or without par value, as the Trustees shall determine, and such issuance does not require shareholder approval. The governing instruments of the WRA Funds and the Ivy Funds provides that the amount of shares that the WRA Funds and Ivy Funds each may issue is unlimited. Shares issued pursuant to the WRA Trust Instrument or the Ivy Declaration of Trust shall be fully paid and non-assessable. Shares of the WRA Funds and the Ivy Funds have no preemptive rights.

Composition of the Board of Trustees. The number of Trustees of the WRA Trust may be fixed from time to time by a majority of the WRA Trust Board, provided, however, that there shall be at least two Trustees. The WRA Trust Board currently has eleven Trustees (nine “independent” Trustees and two “interested” Trustees).

The number of Trustees of the Ivy Trust may be fixed from time to time by the Trustees, provided, however, that there shall be at least one Trustee. The Ivy Trust currently has ten trustees (nine “independent” Trustees and one “interested” trustee). Each Trustee of the WRA Trust and the Ivy Trust may serve during the continued lifetime of their respective Trust until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed or is incapacitated as provided by the WRA Trust Instrument or Ivy Declaration of Trust, respectively.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. The WRA Funds and the Ivy Funds are not required to hold annual meetings of shareholders, except as required by law.

The governing instruments of the WRA Trust provide that meetings of shareholders may be called by the secretary whenever ordered by the chairman of the WRA Trust Board, the president, or by a majority of the WRA Trust Board, and shall be called by the secretary upon written request of the shareholders entitled to vote not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of all the outstanding votes entitled to be voted at such meeting, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on; and (b) the shareholders requesting such meeting shall have paid to the WRA Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.

The governing instruments of the Ivy Trust provide that meetings of shareholders may be called by the secretary whenever ordered by the chairman of the Ivy Trust Board, the president, or by a majority of the Ivy Trust Board, and shall be called by the secretary upon written request of the shareholders entitled to vote not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of the total combined votes of all shares of the Ivy Trust issued and outstanding, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on; and (b) the shareholders requesting such meeting shall have paid to the Ivy Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.

Submission of Shareholder Proposals. Neither the WRA Funds nor the Ivy Funds have provisions in their respective governing instruments that require shareholders to provide advance notice in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the WRA Funds and the Ivy Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the WRA Funds and the Ivy Funds are limited to only those matters, including the nomination and election of trustees, that are properly brought before the meeting. These requirements are intended to provide the WRA Trust Board and the Ivy Trust Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.

Number of Votes; Aggregate Voting. The governing instruments of both the WRA Funds and the Ivy Funds provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Shareholders of the WRA Funds and the Ivy Funds are not entitled to cumulative voting in the election of Trustees. The governing instruments of both the WRA Funds and the Ivy Funds provide that all shares shall be voted in aggregate, except (a) when required by the 1940 Act, shares shall be voted by individual series or class; (b) when the matter involves any action that the Trustees have determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (c) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon.

Derivative Actions. The WRA Funds do not have provisions in their governing instruments regarding derivative actions. Shareholders of the WRA Funds may bring a derivative action on behalf of the WRA Trust according to the requirements set forth in Chapter 3816 of the Delaware Act, which requires a pre-suit demand upon the WRA Trust Board, unless a demand is not required because such demand is not likely to succeed.

The Ivy Declaration of Trust states that, in addition to the requirements set forth in Section 3816 of the Delaware Act, a shareholder may bring a derivative action on behalf of the Ivy Trust only if several conditions are met. These conditions include, among other things, a pre-suit demand upon the Ivy Trust Board and, unless a demand is not required because such demand is not likely to succeed, shareholders who hold at least 10% of the outstanding shares of the Ivy Trust or the series or class to which the claim relates must join in the demand for the Ivy Trust Board to commence an action, and the Ivy Trust Board must be afforded a reasonable time to consider such shareholder request and to investigate the basis of the claim.

Right to Vote. The 1940 Act provides that shareholders of the WRA Funds and the Ivy Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives, or restrictions deemed to be fundamental. Shareholders of the WRA Funds and Ivy Funds also have the right to vote on certain matters affecting the WRA Funds and the Ivy Funds or a particular share class thereof under their respective governing instruments and the Delaware Act. Shareholders of the WRA Funds and Ivy Funds, as applicable, have the right to vote only (a) for the election or removal of trustees; (b) with respect to such additional matters relating to the WRA Trust or Ivy Trust as may be required by federal law, including the 1940 Act, or any registration of the WRA Trust or Ivy Trust with the SEC (or any successor agency) or any state; and (c) as the WRA Trust or Ivy Trust Board may otherwise consider necessary or desirable in their sole discretion.

Quorum and Voting. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of (a) 67% or more of the outstanding voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding voting securities entitled to vote.

For both the WRA Trust and the Ivy Trust, except when a larger quorum is required by federal law, the presence in person or by proxy of shareholders owning shares representing one-third or more of the total combined votes of all shares of each series or class, or of the WRA Trust or Ivy Trust, as applicable, entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting with respect to such series or class or with respect to the entire WRA Trust or Ivy Trust, respectively. At all meetings of the shareholders, a quorum being present, the Trustees shall be elected by a vote of a plurality of the votes cast by shareholders present in person or by proxy and all other matters shall be decided by a majority of the shareholders present in person or by proxy. If the WRA Trust Instrument or Ivy Declaration of Trust, the WRA or Ivy By-laws, or applicable federal law permits or requires that shares be voted on any matter by individual series or classes, then a majority of the votes cast by the shareholders of that series or class present in person or by proxy shall decide that matter insofar as that series or class is concerned. If the matter to be voted on is one for which, by express provision of the 1940 Act, a different vote is required, then in such case such express provision shall control the decision of such matter.

Amendment of Governing Instruments. Except as described below, the trustees of the WRA Funds and the Ivy Funds have the right to amend, from time to time, the governing instruments.

Both the WRA Trust Instrument and the Ivy Declaration of Trust may be restated and/or amended at any time by (a) an instrument in writing signed by a majority of the Trustees then holding office; or (b) adoption by a majority of the Trustees then holding office of a resolution specifying the restatement and/or amendment. No vote or consent of any shareholder shall be required for any amendment to the WRA Trust Instrument or Ivy Declaration of Trust except (a) as determined by the Trustees in their sole discretion; or (b) as required by federal law, including the 1940 Act, but only to the extent so required.

For the WRA Funds, the WRA By-laws may be amended by the Trustees without any shareholder vote. For the Ivy Funds, the Ivy By-laws may only be amended by the Trustees, and no shareholder vote shall be required for any such amendment.

Mergers, Reorganizations, Conversions and Terminations. For both the WRA Funds and the Ivy Funds, the Trustees may, in their sole discretion and without shareholder approval unless such approval is required by the 1940 Act, (a) cause the WRA Trust or Ivy Trust, as applicable, to convert or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities (or a series of any of the foregoing to the extent permitted by law) (including trusts, partnerships, limited liability companies, associations, corporations or other business entities created by the Trustees to accomplish such conversion, merger, reorganization or consolidation) so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, or is a series thereof, to the extent permitted by law, and that, in the case of any trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such conversion, merger, reorganization or consolidation, may (but need not) succeed to or assume the WRA Trust or Ivy Trust’s, as applicable, registration under the 1940 Act and that, in any case, is formed, organized or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States; (b) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; (c) cause the WRA Trust or Ivy Trust, as applicable, to incorporate under the laws of a state, commonwealth, possession or colony of the United States; (d) sell or convey all or substantially all of the assets of the WRA

Trust or Ivy Trust, as applicable, or any series or class to another series or class of the WRA Trust or Ivy Trust, as applicable, or to another trust, partnership, limited liability company, association, corporation or other business entity (or a series of any of the foregoing to the extent permitted by law) (including a trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such sale and conveyance), organized under the laws of the United States or of any state, commonwealth, possession or colony of the United States so long as such trust, partnership, limited liability company, association, corporation or other business entity is an open-end management investment company under the 1940 Act and, in the case of any trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such sale and conveyance, may (but need not) succeed to or assume the WRA Trust’s or Ivy Trust’s, as applicable, registration under the 1940 Act, for adequate consideration as determined by the Trustees that may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent of the WRA Trust or Ivy Trust, as applicable, or any affected series or class, and that may include shares of such other series or class of the WRA Trust or Ivy Trust, as applicable, or shares of beneficial interest, stock or other ownership interest of such trust, partnership, limited liability company, association, corporation or other business entity (or series thereof); or (e) at any time sell or convert into money all or any part of the assets of the WRA Trust or Ivy Trust, as applicable, or any series or class thereof. The WRA Trust or Ivy Trust may be dissolved at any time by the Trustees by written notice to the shareholders. Any series of shares may be dissolved at any time by the Trustees by written notice to the shareholders of such series. Any class of any series of shares may be terminated at any time by the Trustees by written notice to the shareholders of such class. Any action to dissolve the WRA Trust or Ivy Trust shall be deemed to also be an action to dissolve each series, and to terminate each class, thereof.

Liability of Shareholders. The governing instruments of the WRA Funds and the Ivy Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund. The governing instruments of the WRA Funds provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the WRA Trust. The governing instruments of the Ivy Funds also provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the Ivy Trust.

Liability of Trustees and Officers. The governing instruments for the WRA Funds state that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interests of the WRA Trust, the Trustees and officers of the WRA Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment manager, principal underwriter or independent contractor of the WRA Trust, but nothing contained in the WRA Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the WRA Trust against liability to the WRA Trust or to shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The governing instruments for the Ivy Funds provide that a Trustee shall be liable to the Ivy Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.

Indemnification. The WRA Trust Instrument of the WRA Trust and the Ivy Declaration of Trust of the Ivy Trust each provide that each person who is, or has been, a Trustee, officer, or employee of the respective Trust (“Covered Person”) shall be indemnified by that Trust or the appropriate series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. No indemnification shall be provided to a Covered Person (a) who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the respective Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office; or (ii) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the respective Trust; or (b) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office: (i) by the court or other body approving the settlement; (ii) by at least a majority of those Trustees who are neither Disinterested Trustees nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Both the WRA Trust and the Ivy Trust may advance expenses incurred in defending any proceedings subject to certain conditions.

INFORMATION ABOUT THE REORGANIZATION

General

Shareholders who are concerned about the Reorganization of a WRA Fund into the corresponding Ivy Fund may redeem or exchange their WRA Fund shares at any time prior to the consummation of the Reorganization. Exchanges and redemptions are considered taxable events and may result in capital gains or capital loss for tax purposes. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem their shares of an Ivy Fund that they receive in the Reorganization at the shares’ current NAV, less any applicable CDSC.

Shares You Will Receive

If the Reorganization occurs, the Class A, Class B, Class C or Class I shares of an Ivy Fund you receive in exchange for your WRA Fund Class A, Class B, Class C or Class Y shares will have an aggregate NAV equal to the aggregate NAV of your corresponding WRA Fund shares as of the close of business on the business day before the Closing Date of the Reorganization. You will have voting rights substantially similar to those you currently have, but as a shareholder of the an Ivy Fund. For more information, see “COMPARISON OF THE FUNDS – Comparison of Business Structures, Shareholder Rights and Applicable Law.” All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that the elections be changed. See “COMPARISON OF THE FUNDS – Share Class Characteristics and Shareholder Transaction Services – Purchase, Exchange and Redemption Procedures.”

Reasons for the Reorganization

At a meeting held on November 15, 2017, the WRA Trust Board, including all of the Trustees who are not “interested persons” of the WRA Trust (“Independent Trustees”), unanimously approved the Reorganization Plan and the resulting Reorganization. The WRA Trust Board further determined that the Reorganization Plan and the resulting Reorganization, would be in the best interests of each WRA Fund, and that the interests of existing shareholders of each WRA Fund would not be diluted as a result of the Reorganization. Similarly, the Ivy Trust Board, including all of the Independent Trustees, unanimously approved the Reorganization Plan and the Reorganization. The Ivy Trust Board

further determined that the Reorganization Plan and the resulting Reorganization would be in the best interest of each Ivy Fund and that the interests of existing shareholders of each Ivy Fund would not be diluted as a result of the Reorganization.

In proposing the Reorganization, WRIMCO presented to the WRA Trust Board, at the November 15, 2017 meeting, its rationale for the Reorganization and, in particular identified, the following factors:

–	Continuity of Investment Objectives, Principal Investment Strategies and Principal Risks – Each WRA Fund has an identical investment objective, identical fundamental investment restrictions, either identical or substantially similar principal investment strategies, and either identical or substantially similar investment principal risks as its corresponding Ivy Fund. The mirror-like nature of the Ivy Funds and WRA Funds will allow WRA shareholders to maintain continuity in their investment selection;

–	Potential Economies of Scale – The Reorganization of each WRA Fund is intended to create a larger fund in its corresponding Ivy Fund, which will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time. In addition, a larger fund will more easily reach various breakpoints in service provider fee schedules;

–	Tax-Free Reorganization – The Reorganization will enable a WRA Fund’s shareholder to exchange their investment for an investment in the corresponding Ivy Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a WRA Fund shareholder were to redeem his or her shares to invest in another fund, the transaction would be a taxable event for such shareholder (unless the shareholder is tax exempt). Similarly, if a WRA Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the WRA Fund’s shareholder (other than tax-exempt shareholders). After the Reorganization, shareholders may redeem any or all of their Ivy Fund shares at NAV (subject to any applicable CDSC, as with a redemption of their WRA Fund shares) at any time, at which point the shareholders (other than those who are tax-exempt) would recognize a taxable gain or loss;

–	Reorganization Expenses Allocated Among the Funds. The total amount of the expenses for the Reorganization is estimated to be

$1,373,371. The expenses will be allocated between the WRA Funds ($765,155) and the Ivy Funds ($608,216). This expense allocation will be made whether or not the Reorganization is consummated. The Board of the WRA Trust, the Board of the Ivy Trust and Fund management believed that a partial allocation of Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders for the reasons discussed in this section.

–	Consolidation of Redundant Funds – The Reorganization will enable WRIMCO and IICO to consolidate similar funds in two affiliated fund families into a fund complex that offers a wider range of mutual fund offerings;

–	Same or Lower Overall Expenses – By reorganizing into an Ivy Fund, former WRA Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the WRA Fund. For WRA Funds that will be reorganizing into corresponding Ivy Funds where the current annual fund operating expenses of a share class of an Ivy Fund are higher than its corresponding share class of an WRA Fund, IICO has agreed to limit the operating expenses that will be charged to shareholders of such class of shares of an Ivy Fund to be equal to any lower expense ratio of the corresponding class of a Reorganizing WRA Fund through July 31, 2020.

–	Continuity of Portfolio Management – Each WRA Fund will be reorganizing into a corresponding Ivy Fund that has the same portfolio management team; and

–	No Shareholder Dilution – The Reorganization will occur at the NAV of each WRA Fund and therefore will not dilute the interests of the WRA Fund shareholders.

Other considerations of the WRA Trust Board include:

–	the fact that shareholders of the WRA Funds will not pay any sales charge in connection with the Reorganization;

–	the investment management fees paid by the WRA Funds and corresponding Ivy Funds and the historical and expected expense ratios of the Ivy Funds as compared to the corresponding WRA Funds;

–	the historical investment performance records of the WRA Funds and the corresponding Ivy Funds, relative to each other;

–	the asset base of each Ivy Fund as compared to its corresponding WRA Fund;

–	the terms and conditions of the Reorganization Plan;

–	the potential benefits to be recognized by WRIMCO and IICO, and their affiliates, including any fall-out benefits;

–	alternatives to the Reorganization, including liquidation or seeking out other merger partners; and

–	the advice and recommendation of WRIMCO, including their opinion that in light of the foregoing, the Reorganization would be in the best interests of the WRA Funds’ shareholders.

The WRA Trust Board also considered the fact that an Existing Ivy Fund’s ability to use pre-Reorganization losses of the corresponding Reorganizing WRA Fund to offset post-Reorganization gains of the combined Fund was expected to be limited due to the application of loss limitation rules under federal tax law. The effect of this limitation will depend on the amount of losses in each Reorganizing WRA Fund at the time of the Reorganization, as well as the amount of post-Reorganization gains that are recognized. As a result, under certain circumstances a Reorganizing WRA Fund’s shareholders could receive taxable distributions as shareholders of the corresponding Existing Ivy Fund earlier than they would have if the Reorganization had not occurred. In addition, the WRA Trust Board also considered that shareholders of a Reorganizing WRA Fund will receive a proportionate share of any taxable income and gains realized by the combined Ivy Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Ivy Fund. As a result, shareholders of a Reorganizing WRA Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, the WRA Trust Board further considered that if an Existing Ivy Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the corresponding Reorganizing WRA Fund, shareholders of the Reorganizing WRA Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

In considering the approval of the Reorganization Plan, the WRA Trust Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the WRA Trust’s surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the WRA Trust Board concluded that the approval of the Reorganization Plan was in the best interest of each WRA Fund and that the interest of existing shareholders of a WRA Fund would not be diluted as a result of the Reorganization.

Terms of the Reorganization Plan

A form of the Reorganization Plan is attached as Appendix A to this Prospectus/Information Statement for your review. The following is a brief summary of the principal terms of the Reorganization Plan:

–	Each WRA Fund will transfer all of its assets in exchange for the corresponding Ivy Fund’s assumption of all of the WRA Fund’s liabilities and shares of the corresponding Ivy Fund with an aggregate NAV equal to the aggregate NAV of the transferred assets and liabilities;

–	The Class A, Class B, Class C and Class I shares of an Ivy Fund received by the corresponding WRA Fund will be distributed to the WRA Fund’s respective shareholders of the corresponding Class A, Class B, Class C and Class Y shares pro rata in accordance with their percentage ownership of such class of the WRA Fund in full liquidation of the WRA Fund;

–	After the Reorganization, each WRA Fund will be terminated, and its affairs will be wound up in an orderly fashion; and

–	The Reorganization will occur on the next business day after the time when the assets of each WRA Fund and its corresponding Ivy Fund are valued for purposes of the Reorganization (currently scheduled to be on February 26, 2018 or such other date and time as the officers of the WRA Trust and Ivy Trust may determine).

The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date, as set forth in the Reorganization Plan, by the WRA Trust Board or the Ivy Trust Board, if it determines that the Reorganization would be inadvisable. Authorized officers of the WRA Trust and the Ivy Trust also may amend the Reorganization Plan at any time in any manner.

Federal Income Tax Consequences

The Reorganization is intended to be tax-free. As a condition to consummation of the Reorganization, Stradley Ronon Stevens and Young, LLP, counsel to the WRA Trust and Ivy Trust will deliver an opinion (“Tax Opinion”) to the WRA Trust and Ivy Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Trust) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Reorganization Plan, for federal income tax purposes:

•

The Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”)), and each Fund will be a “party to a reorganization” (within the meaning of section 368(b) of the Code);

•	Neither the WRA Funds nor the Ivy Funds will recognize any gain or loss on the Reorganization;

•	The WRA Funds’ shareholders will not recognize any gain or loss on the exchange of their WRA Fund shares for corresponding Ivy Fund shares;

•

The holding period for, and tax basis in, Ivy Fund shares that a WRA Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the WRA Fund shares the shareholder holds immediately before the Reorganization (provided the shareholder holds the shares as capital assets at the time of the closing of the Reorganization); and

•

An Ivy Fund’s tax basis in each asset the corresponding WRA Fund transfers to it will be the same as the WRA Fund’s tax basis therein immediately before the Reorganization, and the Ivy Fund’s holding period for each such asset will include the WRA Fund’s holding period therefore (except where an Ivy Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on a WRA Fund, an Ivy Fund, or any WRA Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. None of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the Internal Revenue Service (“IRS”) or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable WRA Fund would recognize gain or loss on the transfer of its assets to the corresponding Ivy Fund, and each shareholder of the applicable WRA Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its WRA Fund shares and the fair market value of the shares of the Ivy Fund it received.

Prior to the closing of the Reorganization, each Reorganizing WRA Fund but not the Continuing WRA Funds will distribute to its shareholders substantially all of its net investment company taxable income and net realized capital gain (after reduction by any available capital loss carryovers), if any, and at least 90 percent of its net tax-exempt income, if any, that have not previously been distributed to them. Any distributions of investment company taxable income and net realized capital gain will be taxable to the shareholders.

Due to similarities between each WRA Fund and its corresponding Ivy Fund, a restructuring of the investment portfolio of a WRA Fund or its corresponding Ivy Fund, either before or after the Reorganization, is not anticipated.

General Limitations on Capital Losses. Assuming the Reorganization qualifies as tax-free reorganization, as expected, each of the Ivy Funds will succeed to the tax attributes of the corresponding WRA Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by each WRA Fund to offset its future realized capital gains, if any, for federal income tax purposes, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to increase the amount of taxable gain to the combined Fund and its shareholders post-closing. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years generally may be carried forward only to each of the eight (8) taxable years succeeding the loss year. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its December 22, 2010 enactment date. Capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized (“RIC Mod Rule”). As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire unutilized.

Capital Loss Carryovers of the Reorganizing WRA Funds. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Closing Date multiplied by the long term tax exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of a Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of a Reorganizing WRA Fund that may be used by the corresponding Existing Ivy Fund (including to offset any “built-in gains” of the Reorganizing WRA Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Existing Ivy Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. Finally, a Reorganization may result in an earlier expiration of a Reorganizing WRA Fund’s capital loss carryovers because the Reorganization causes the Reorganizing WRA Fund’s tax year to close early in the year of the Reorganization.

The aggregate capital loss carryovers of the Reorganizing WRA Funds and the approximate annual limitation on the use by the corresponding Existing Ivy Funds, post-closing, of the smaller Fund’s capital loss carryovers following the Reorganizations are below. The amount of aggregate capital loss carryovers in the charts below equals: (1) for the Reorganizing WRA Funds with a fiscal year ended June 30, the capital loss carryovers as of the fiscal period ended June 30, 2017, and (2) for the Reorganizing WRA Funds with a fiscal year ended September 30, the capital loss carryovers as of the fiscal period ended September 30, 2017. The annual limitation is based on the long-term tax-exempt rate for ownership changes as of September 30, 2017 of 1.93%.

WRA Vanguard Fund/Ivy Large Cap Growth Fund

	WRA Vanguard Fund	Ivy Large Cap Growth Fund
	As of 6/30/17 (in thousands)	As of 9/30/17 (in thousands)
Aggregate capital loss carryovers	($3,254)	$0
Unrealized appreciation on a tax basis	$567,172	$702,222
Net asset value	$1,648,384	$1,865,923
Annual limitation	N/A	$31,358

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of Ivy Large Cap Growth Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

WRA Continental Income Fund/Ivy Balanced Fund

	WRA Continental Income Fund	Ivy Balanced Fund
	As of 6/30/17 (in thousands)	As of 9/30/17 (in thousands)
Aggregate capital loss carryovers	$11	$0
Unrealized appreciation on a tax basis	$124,320	$206,108
Net asset value	$1,455,295	$1,946,924
Annual limitation	$28,087	N/A

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of WRA Continental Income Fund’s aggregate capital loss carryovers is not anticipated to be material.

WRA Global Growth Fund/Ivy Global Growth Fund

	WRA Global Growth Fund	Ivy Global Growth Fund
	As of 6/30/17 (in thousands)	As of 9/30/17 (in thousands)
Aggregate capital loss carryovers	$0	$0
Unrealized appreciation on a tax basis	$102,168	$86,898
Net asset value	$613,489	$439,966
Annual limitation	N/A	$8,389

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of Ivy Global Growth Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

WRA New Concepts Fund/Ivy Mid Cap Growth Fund

	WRA New Concepts Fund	Ivy Mid Cap Growth Fund
	As of 6/30/17 (in thousands)	As of 9/30/17 (in thousands)
Aggregate capital loss carryovers	$0	$0
Unrealized appreciation on a tax basis	$412,793	$612,711
Net asset value	$1,678,385	$2,341,901
Annual limitation	$32,393	N/A

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of WRA New Concepts Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

WRA Science and Technology Fund/Ivy Science and Technology Fund

	WRA Science & Technology Fund	Ivy Science & Technology Fund
	As of 6/30/17 (in thousands)	As of 9/30/17 (in thousands)
Aggregate capital loss carryovers	$0	$0
Unrealized appreciation on a tax basis	$1,574,687	$2,072,282
Net asset value	$3,494,894	$4,203,469
Annual limitation	$67,451	N/A

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of WRA Science & Technology Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

WRA Small Cap Fund/Ivy Small Cap Growth Fund

	WRA Small Cap Fund	Ivy Small Cap Growth Fund
	As of 6/30/17 (in thousands)	As of 9/30/17 (in thousands)
Aggregate capital loss carryovers	$0	$0
Unrealized appreciation on a tax basis	$267,945	$314,248
Net asset value	$914,678	$1,121,601
Annual limitation	$17,653	N/A

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of WRA Small Cap Fund’s aggregate capital loss carryovers, if any, is not anticipated to be material.

WRA High Income Fund/Ivy High Income Fund

	WRA High Income Fund	Ivy High Income Fund
	As of 9/30/17 (in thousands)	As of 9/30/17 (in thousands)
Capital loss carryover (as of 9/30/17)
Not subject to expiration	($143,678)	($587,254)
Unrealized depreciation on a tax basis	($43,164)	($233,867)
Aggregate capital loss carryovers	($195,345)	($835,502)
Net asset value	$1,975,297	$4,405,477
Annual limitation	$39,735	N/A

Depending on the facts at the time of closing the Reorganization, the annual limitation on the use of WRA High Income Fund’s aggregate capital loss carryovers is not anticipated to be material.

WRA Municipal High Income Fund/Ivy Municipal High Income Fund

	WRA Municipal High Income Fund	Ivy Municipal High Income Fund
	As of 9/30/17 (in thousands)	As of 9/30/17 (in thousands)
Capital loss carryover
Expiring 2018	($16,061)	$0
Not subject to expiration	($26,249)	$0
Unrealized appreciation on a tax basis	$14,985	$32,196
Aggregate capital loss carryovers	($27,357)	($15,236)
Net asset value	$750,514	$919,261
Annual limitation	$15,243	N/A

Depending on the facts at the time of closing the Reorganization, a substantial portion of WRA Municipal High Income Fund’s aggregate capital loss carryovers may expire unutilized because the Reorganization will cause the WRA Municipal High Income Fund’s tax year to close early and the RIC Mod Rule will require the WRA Municipal High Income Fund to use all of its capital loss carryovers arising in post-enactment taxable years prior to using the losses arising in pre-enactment years, as discussed above. However, there is no assurance that such losses would be used even in the absence of the Reorganization.

For more information with respect to each Fund’s capital loss carryovers, please refer to each Fund’s shareholder report.

Capital Loss Carryovers of the Continuing WRA Funds. If, as is anticipated, at the time of the closing of the Reorganization, a Shell Ivy Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the corresponding WRA Fund as a result of the Reorganization. Thus, the Reorganization of a Continuing WRA Fund into a Shell Ivy Fund is not expected to result in any limitation on the use by the Shell Ivy Fund of the Continuing WRA Fund’s capital loss carryovers, if any. However, the capital losses of a Shell Ivy Fund, as the successor in interest to a Continuing WRA Fund, may subsequently become subject to an annual limitation as a result of sales of the Shell Ivy Fund shares or other reorganization transactions in which the Shell Ivy Fund might engage post-Reorganization.

Appreciation in Value of Investments. Shareholders of a Reorganizing WRA Fund will receive a proportionate share of any taxable income and gains realized by the combined Ivy Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Ivy Fund. As a result, shareholders of a Reorganizing WRA Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if an Existing Ivy Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the corresponding Reorganizing WRA Fund, shareholders of the Reorganizing WRA Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

The foregoing description of the federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Capitalization

The following tables show on an unaudited basis the capitalization of each WRA Fund and its corresponding Ivy Fund as of June 30, 2017 for WRA Accumulative Fund and Ivy Accumulative Fund and WRA Wilshire

Global Allocation Fund and Ivy Wilshire Global Allocation Fund and as of September 30, 2017 for the remaining WRA Funds and their corresponding Ivy Funds, and on a pro forma combined basis, giving effect to the Reorganization of the assets and liabilities of each WRA Fund by the corresponding Ivy Fund at NAV as of that date.

	WRA ACCUMULATIVE FUND+	IVY ACCUMULATIVE FUND*	PRO FORMA ADJUSTMENTS	IVY ACCUMULATIVE FUND PRO FORMA COMBINED[1,2]

Class A Shares[2]
Net asset value	$1,147,527,770	$-	$(42,097)[3]	$1,147,485,673
Shares outstanding	113,675,798	-	49,244	113,725,042
Net asset value per share	$10.09	$-		$10.09

Class B Shares[2]
Net asset value	$2,182,191	$-	$(80)[3]	$2,182,111
Shares outstanding	256,920	-	101	257,021
Net asset value per share	$8.49	$-		$8.49

Class C Shares[2]
Net asset value	$5,482,660	$-	$(201)[3]	$5,482,459
Shares outstanding	630,198	-	(30)	630,168
Net asset value per share	$8.70	$-		$8.70

WRA Accumulative Fund Class Y Shares into Ivy Accumulative Fund
Class I Shares[2]
Net asset value	$$270,837,065	$-	$(9,935)[3]	$270,827,130
Shares outstanding	26,647,962	-	8,252	26,656,214
Net asset value per share	$10.16	$-		$10.16

+	WRA Accumulative Fund will be the accounting survivor for financial statement purposes.
*	The Ivy Accumulative Fund is new and has not commenced operations as of the date of this Prospectus/Information Statement.
[1]

Assumes the Reorganization was consummated on June 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Accumulative Fund will be received by shareholders of WRA Accumulative Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Accumulative Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Accumulative Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Accumulative Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $52,313 to be borne by the WRA Accumulative Fund.

	WRA CONTINENTAL INCOME FUND	IVY BALANCED FUND+	PRO FORMA ADJUSTMENTS	IVY BALANCED FUND PRO FORMA COMBINED[1,2]

Class A Shares[2]
Net asset value	$814,697,239	$612,902,649	$(47,868)[3]	$1,427,552,020
Shares outstanding	83,341,012	24,685,579	(50,533,557)	57,493,034
Net asset value per share	$9.78	$24.83		$24.83

Class B Shares[2]
Net asset value	$2,778,478	$65,148,744	$(5,088)[3]	$67,922,134
Shares outstanding	289,041	2,650,785	(176,517)	2,763,309
Net asset value per share	$9.61	$24.58		$24.58

Class C Shares[2]
Net asset value	$$14,113,681	$588,704,835	$(45,978)[3]	$602,772,538
Shares outstanding	1,454,764	23,871,277	(882,710)	24,443,331
Net asset value per share	$9.70	$24.66		$24.66

Class E Shares
Net asset value	$-	$198,384	$(15)[3]	$198,369
Shares outstanding	-	7,952	(1)	7,951
Net asset value per share	$-	$24.95		$24.95

WRA Continental Income Fund Class Y Shares into Ivy Balanced Fund
Class I Shares[2]
Net asset value	$580,262,978	$602,036,859	$(47,019)[3]	$1,182,252,818
Shares outstanding	59,284,444	24,251,915	(35,903,288)	47,633,071
Net asset value per share	$9.79	$24.82		$24.82

Class N Shares
Net asset value	$-	$11,791,896	$(921)[3]	$11,790,975
Shares outstanding	-	474,238	(37)	474,201
Net asset value per share	$-	$24.86		$24.86

Class R Shares
Net asset value	$-	$13,359,813	$(1,043)[3]	$13,358,770
Shares outstanding	-	538,867	(42)	538,825
Net asset value per share	$-	$24.79		$24.79

Class Y Shares
Net asset value	$-	$52,780,366	$(4,122)[3]	$52,776,244
Shares outstanding	-	2,125,325	178	2,125,503
Net asset value per share	$-	$24.83		$24.83

+	Ivy Balanced Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on September 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Balanced Fund will be received by shareholders of WRA Continental Income Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Balanced Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Continental Income Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Balanced Fund upon consummation of the Reorganization.

[3]

Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $152,054 to be split equally between the WRA Continental Income Fund and Ivy Balanced Fund.

	WRA GLOBAL GROWTH FUND	IVY GLOBAL GROWTH FUND+	PRO FORMA ADJUSTMENTS	IVY GLOBAL GROWTH FUND PRO FORMA COMBINED[1,2]

Class A Shares[2]
Net asset value	$363,976,490	$119,363,871	$(41,252)[3]	$483,299,109
Shares outstanding	27,382,190	2,541,674	(19,632,145)	10,291,719
Net asset value per share	$13.29	$46.96		$46.96

Class B Shares[2]
Net asset value	$467,582	$1,607,410	$(556)[3]	$2,074,436
Shares outstanding	40,581	40,089	(28,939)	51,731
Net asset value per share	$11.52	$40.10		$40.10

Class C Shares[2]
Net asset value	$1,309,631	$24,653,644	$(8,520)[3]	$25,954,755
Shares outstanding	107,769	607,975	(75,676)	640,068
Net asset value per share	$$12.15	$40.55		$40.55

Class E Shares
Net asset value	$-	$149,061	$(52)[3]	$149,009
Shares outstanding	-	3,150	(1)	3,149
Net asset value per share	$-	$47.31		$47.31

WRA Global Growth Fund Class Y Shares into Ivy Global Growth Fund
Class I Shares[2]
Net asset value	$187,167,440	$253,311,153	$(87,545)[3]	$440,391,048
Shares outstanding	13,939,424	5,289,943	(10,033,479)	9,195,888
Net asset value per share	$13.43	$47.89		$47.89

Class N Shares
Net asset value	$-	$28,479,282	$(9,843)[3]	$28,469,439
Shares outstanding	-	591,572	(204)	591,368
Net asset value per share	$-	$48.14		$48.14

Class R
Net asset value	$-	$1,967,177	$(680)[3]	$1,966,497
Shares outstanding	-	42,206	(15)	42,191
Net asset value per share	$-	$46.61		$46.61

Class Y Shares
Net asset value	$-	$10,434,885	$(3,606)[3]	$10,431,279
Shares outstanding	-	221,161	(65)	221,096
Net asset value per share	$-	$47.18		$47.18

+	Ivy Global Growth Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on September 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Global Growth Fund will be received by shareholders of WRA Global Growth Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Global Growth Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Global Growth Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Global Growth Fund upon consummation of the Reorganization.

[3]

Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $152,054, to be split equally between the WRA Global Growth Fund and the Ivy Global Growth Fund.

	WRA NEW CONCEPTS FUND	IVY MID CAP GROWTH FUND+	PRO FORMA ADJUSTMENTS	IVY MID CAP GROWTH FUND PRO FORMA COMBINED[1,2]

Class A Shares[2]
Net asset value	$1,093,995,765	$430,101,466	$(27,925)[3]	$1,524,069,306
Shares outstanding	98,184,519	18,608,062	(50,844,104)	65,948,477
Net asset value per share	$11.14	$23.11		$23.11

Class B Shares[2]
Net asset value	$4,031,626	$17,112,074	$(1,111)[3]	$21,142,589
Shares outstanding	537,044	908,621	(322,851)	1,122,814
Net asset value per share	$7.51	$18.83		$18.83

Class C Shares[2]
Net asset value	$8,738,732	$208,432,365	$(13,533)[3]	$217,157,564
Shares outstanding	1,108,666	10,414,002	(670,215)	10,852,453
Net asset value per share	$7.88	$20.01		$20.01

Class E Shares
Net asset value	$-	$9,474,135	$(615)[3]	$9,473,520
Shares outstanding	-	419,389	(21)	419,368
Net asset value per share	$-	$22.59		$22.59

WRA New Concepts Fund Class Y Shares into Ivy Mid Cap Growth Fund
Class I Shares[2]
Net asset value	$552,511,737	$1,200,440,016	$(77,942)[3]	$1,752,873,811
Shares outstanding	43,988,093	48,558,616	(21,637,574)	70,909,135
Net asset value per share	$12.56	$24.72		$24.72

Class N Shares
Net asset value	$-	$136,077,122	$(8,835)[3]	$136,068,287
Shares outstanding	-	5,470,452	(355)	5,470,097
Net asset value per share	$-	$24.87		$24.87

Class R Shares
Net asset value	$-	$50,926,177	$(3,307)[3]	$50,922,870
Shares outstanding	-	2,251,793	(146)	2,251,647
Net asset value per share	$-	$22.62		$22.62

Class Y Shares
Net asset value	$-	$289,338,031	$(18,786)[3]	$289,319,245
Shares outstanding	-	12,025,277	(371)	12,024,906
Net asset value per share	$-	$24.06		$24.06

+	Ivy Mid Cap Growth Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on September 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Mid Cap Growth Fund will be received by shareholders of WRA New Concepts Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Mid Cap Growth Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA New Concepts Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Mid Cap Growth Fund upon consummation of the Reorganization.

[3]

Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $152,054 to be split equally between the WRA New Concepts Fund and the Ivy Mid Cap Growth Fund.

	WRA SCIENCE AND TECHNOLOGY FUND	IVY SCIENCE AND TECHNOLOGY FUND+	PRO FORMA ADJUSTMENTS	IVY SCIENCE AND TECHNOLOGY FUND PRO FORMA COMBINED[1,2]

Class A Shares[2]
Net asset value	$2,889,121,522	$1,090,263,310	$(39,438)[3]	$3,979,345,394
Shares outstanding	166,144,972	16,594,153	(122,170,702)	60,568,423
Net asset value per share	$17.39	$65.70		$65.70

Class B Shares[2]
Net asset value	$9,667,234	$44,876,318	$(1,623)[3]	$54,541,929
Shares outstanding	808,961	814,700	(633,430)	990,231
Net asset value per share	$11.95	$55.08		$55.08

Class C Shares[2]
Net asset value	$20,631,921	$689,892,246	$(24,956)[3]	$710,499,211
Shares outstanding	1,690,884	12,087,529	(1,328,804)	12,449,609
Net asset value per share	$12.20	$57.07		$57.07

Class E Shares
Net asset value	$-	$29,580,639	$(1,070)[3]	$29,579,569
Shares outstanding	-	453,235	(47)	453,188
Net asset value per share	$-	$65.27		$65.27

WRA Science and Technology Fund Class Y Shares into Ivy Science and Technology Fund
Class I Shares[2]
Net asset value	$792,805,903	$1,457,068,281	$(52,707)[3]	$2,249,821,477
Shares outstanding	40,397,571	20,276,206	(29,365,379)	31,308,398
Net asset value per share	$19.63	$71.86		$71.86

Class N Shares
Net asset value	$-	$98,043,541	$(3,547)[3]	$98,039,994
Shares outstanding	-	1,357,861	(49)	1,357,812
Net asset value per share	$-	$72.20		$72.20

Class R Shares
Net asset value	$-	$124,608,710	$(4,508)[3]	$124,604,202
Shares outstanding	-	1,943,413	(70)	1,943,343
Net asset value per share	$-	$64.12		$64.12

Class Y Shares
Net asset value	$-	$669,135,612	$(24,205)[3]	$669,111,407
Shares outstanding	-	9,689,167	(326)	9,688,841
Net asset value per share	$-	$69.06		$69.06

+	Ivy Science and Technology Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on September 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Science and Technology Fund will be received by shareholders of WRA Science and Technology Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Science and Technology Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Science and Technology Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Science and Technology Fund upon consummation of the Reorganization.

[3]

Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $152,054 to be split equally between the WRA Science and Technology Fund and the Ivy Science and Technology Fund.

	WRA SMALL CAP FUND	IVY SMALL CAP GROWTH FUND+	PRO FORMA ADJUSTMENTS	IVY SMALL CAP GROWTH FUND PRO FORMA COMBINED[1,2]

Class A Shares[2]
Net asset value	$633,371,739	$253,936,930	$(34,426)[3]	$887,274,243
Shares outstanding	35,228,075	13,458,731	(1,666,444)	47,020,362
Net asset value per share	$17.98	$18.87		$18.87

Class B Shares[2]
Net asset value	$3,243,766	$7,711,791	$(1,045)[3]	$10,954,512
Shares outstanding	254,076	539,351	(27,377)	766,050
Net asset value per share	$12.77	$14.30		$14.30

Class C Shares[2]
Net asset value	$7,905,470	$180,077,050	$(24,413)[3]	$187,958,107
Shares outstanding	571,321	11,558,399	(65,657)	12,064,063
Net asset value per share	$13.84	$15.58		$15.58

Class E Shares
Net asset value	$-	$8,828,219	$(1,197)[3]	$8,827,022
Shares outstanding	-	471,764	17	471,781
Net asset value per share	$-	$18.71		$18.71

WRA Small Cap Fund Class Y Shares into Ivy Small Cap Growth Fund
Class I Shares[2]
Net asset value	$275,168,861	$375,204,534	$(50,866)[3]	$650,322,529
Shares outstanding	13,376,565	15,581,146	(1,950,962)	27,006,749
Net asset value per share	$20.57	$24.08		$24.08

Class N Shares
Net asset value	$-	$110,022,726	$(14,916)[3]	$110,007,810
Shares outstanding	-	4,544,022	(616)	4,543,406
Net asset value per share	$-	$24.21		$24.21

Class R Shares
Net asset value	$-	$51,312,230	$(6,956)[3]	$51,305,274
Shares outstanding	-	2,765,901	(375)	2,765,526
Net asset value per share	$-	$18.55		$18.55

Class T Shares
Net asset value	$-	$259,078	$(35)[3]	$259,043
Shares outstanding	-	13,729	(1)	13,728
Net asset value per share	$-	$18.87		$18.87

Class Y Shares
Net asset value	$-	$134,248,324	$(18,200)[3]	$134,230,124
Shares outstanding	-	5,878,312	(1,337)	5,876,975
Net asset value per share	$-	$22.84		$22.84

+	Ivy Small Cap Growth Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on September 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Small Cap Growth Fund will be received by shareholders of WRA Small Cap Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Small Cap Growth Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Small Cap Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Small Cap Growth Fund upon consummation of the Reorganization.

[3]

Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $152,054 to be split equally between the WRA Small Cap Fund and the Ivy Small Cap Growth Fund.

	WRA VANGUARD FUND	IVY LARGE CAP GROWTH FUND+	PRO FORMA ADJUSTMENTS	IVY LARGE CAP GROWTH FUND PRO FORMA COMBINED[1,2]

Class A Shares[2]
Net asset value	$1,158,394,899	$527,172,082	$(42,959)[3]	$1,685,524,022
Shares outstanding	104,396,598	24,601,045	(50,345,098)	78,652,545
Net asset value per share	$11.10	$21.43		$21.43

Class B Shares[2]
Net asset value	$2,664,007	$9,219,117	$(751)[3]	$11,882,373
Shares outstanding	344,216	548,831	(185,763)	707,284
Net asset value per share	$7.74	$16.80		$16.80

Class C Shares[2]
Net asset value	$7,612,130	$96,301,162	$(7,848)[3]	$103,905,444
Shares outstanding	950,629	5,330,003	(530,469)	5,750,163
Net asset value per share	$8.01	$18.07		$18.07

Class E Shares
Net asset value	$-	$15,040,765	$(1,226)[3]	$15,039,539
Shares outstanding	-	702,683	100	702,783
Net asset value per share	$-	$21.40		$21.40

WRA Vanguard Fund Class Y Shares into Ivy Large Cap Growth Fund
Class I Shares[2]
Net asset value	$497,871,601	$1,001,010,279	$(81,572)[3]	$1,498,800,308
Shares outstanding	41,836,338	44,540,227	(19,674,281)	66,702,284
Net asset value per share	$11.90	$22.47		$22.47

Class N Shares
Net asset value	$-	$161,314,495	$(13,146)[3]	$161,301,349
Shares outstanding	-	7,136,346	(582)	7,135,764
Net asset value per share	$-	$22.60		$22.60

Class R Shares
Net asset value	$-	$21,085,986	$(1,718)[3]	$21,084,268
Shares outstanding	-	1,019,452	(83)	1,019,369
Net asset value per share	$-	$20.68		$20.68

Class Y Shares
Net asset value	$-	$34,779,395	$(2,834)[3]	$34,776,561
Shares outstanding	-	1,584,739	(385)	1,584,354
Net asset value per share	$-	$21.95		$21.95

+	Ivy Large Cap Growth Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on September 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Large Cap Growth Fund will be received by shareholders of WRA Vanguard Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Large Cap Growth Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Vanguard Fund will be exchanged for new Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Large Cap Growth Fund upon consummation of the Reorganization.

[3]

Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $152,054 to be split equally between the WRA Vanguard Fund and the Ivy Large Cap Growth Fund.

	WRA WILSHIRE GLOBAL ALLOCATION FUND+	IVY WILSHIRE GLOBAL ALLOCATION FUND*	PRO FORMA ADJUSTMENTS	IVY WILSHIRE GLOBAL ALLOCATION FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$1,080,497,797	$0	$(32,370)[3]	$1,080,465,427
Shares outstanding	125,824,533	0	(42,760)	125,781,773
Net asset value per share	$8.59	$0		$8.59

Class B Shares[2]
Net asset value	$10,387,719	$0	$(311)[3]	$10,387,408
Shares outstanding	1,287,826	0	(663)	1,287,163
Net asset value per share	$8.07	$0		$8.07

Class C Shares[2]
Net asset value	$26,484,842	$0	$(793)[3]	$26,484,049
Shares outstanding	3,248,358	0	1,219	3,249,577
Net asset value per share	$8.15	$0		$8.15

WRA Wilshire Global Allocation Fund Class Y Shares into Ivy Wilshire Global Allocation Fund
Class I Shares[2]
Net asset value	$628,860,510	$0	$(18,839)[3]	$628,841,671
Shares outstanding	72,305,250	0	(24,598)	72,280,652
Net asset value per share	$8.70	$0		$8.70

+	WRA Wilshire Global Allocation Fund will be the accounting survivor for financial statement purposes.
*	The Ivy Wilshire Global Allocation Fund is new and has not commenced operation as of the date of this Prospectus/Information Statement.
[1]

Assumes the Reorganization was consummated on June 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Wilshire Global Allocation Fund will be received by shareholders of WRA Wilshire Global Allocation Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Wilshire Global Allocation Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Wilshire Global Allocation Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Wilshire Global Allocation Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $52,313 to be borne by the WRA Wilshire Global Allocation Fund.

	WRA HIGH INCOME FUND	IVY HIGH INCOME FUND+	PRO FORMA ADJUSTMENTS	IVY HIGH INCOME FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$1,178,525,493	$1,220,849,550	$(42,137)[3]	$2,399,332,906
Shares outstanding	173,557,500	160,119,335	(18,803,750)	314,873,085
Net asset value per share	$6.79	$7.62		$7.62

Class B Shares[2]
Net asset value	$3,344,294	$69,968,001	$(2,415)[3]	$73,309,880
Shares outstanding	492,503	9,176,588	(48,372)	9,620,719
Net asset value per share	$6.79	$7.62		$7.62

Class C Shares[2]
Net asset value	$35,593,583	$903,109,025	$(31,171)[3]	$938,671,437
Shares outstanding	5,241,747	118,446,457	(502,976)	123,185,228
Net asset value per share	$6.79	$7.62		$7.62

Class E Shares
Net asset value	$-	$9,745,244	$(336)[3]	$9,744,908
Shares outstanding	-	1,278,134	725	1,278,859
Net asset value per share	$-	$7.62		$7.62

WRA High Income Fund Class Y Shares into Ivy High Income Fund
Class I Shares[2]
Net asset value	$757,832,535	$1,708,793,470	$(58,979)[3]	$2,466,567,026
Shares outstanding	111,603,449	224,115,262	(12,022,251)	323,696,460
Net asset value per share	$6.79	$7.62		$7.62

Class N Shares
Net asset value	$-	$65,836,518	$(2,272)[3]	$65,834,246
Shares outstanding	-	8,634,733	(298)	8,634,435
Net asset value per share	$-	$7.62		$7.62

Class R Shares
Net asset value	$-	$67,802,331	$(2,340)[3]	$67,799,991
Shares outstanding	-	8,892,528	(307)	8,892,221
Net asset value per share	$-	$7.62		$7.62

Class T Shares
Net asset value	$-	$250,151	$(9)[3]	$250,142
Shares outstanding	-	32,808	19	32,827
Net asset value per share	$-	$7.62		$7.62

Class Y Shares
Net asset value	$-	$359,120,135	$(12,395)[3]	$359,107,740
Shares outstanding	-	47,099,859	27,141	47,127,000
Net asset value per share	$-	$7.62		$7.62

+	Ivy High Income Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on September 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy High Income Fund will be received by shareholders of WRA High Income Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy High Income Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA High Income Fund will be exchanged for Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy High Income Fund upon consummation of the Reorganization.

[3]

Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $152,054 to be split equally between the WRA High Income Fund and the Ivy High Income Fund.

	WRA MUNICIPAL HIGH INCOME FUND	IVY MUNICIPAL HIGH INCOME FUND+	PRO FORMA ADJUSTMENTS	IVY MUNICIPAL HIGH INCOME FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$606,538,281	$200,706,457	$(33,199)[3]	$807,211,539
Shares outstanding	128,100,801	39,390,537	(9,214,565)	158,276,773
Net asset value per share	$4.73	$5.10		$5.10

Class B Shares[2]
Net asset value	$478,122	$9,979,754	$(1,651)[3]	$10,456,225
Shares outstanding	100,979	1,958,615	(9,354)	2,050,240
Net asset value per share	$4.73	$5.10		$5.10

Class C Shares[2]
Net asset value	$19,356,969	$159,641,041	$(26,406)[3]	$178,971,604
Shares outstanding	4,088,190	31,331,015	(326,734)	35,092,471
Net asset value per share	$4.73	$5.10		$5.10

WRA Municipal High Income Fund Class Y Shares into Ivy Municipal High Income
Class I Shares[2]
Net asset value	$124,140,169	$534,589,662	$(88,426)[3]	$658,641,405
Shares outstanding	26,218,385	104,917,899	(1,990,910)	129,145,374
Net asset value per share	$4.73	$5.10		$5.10

Class N Shares
Net asset value	$-	$273,105	$(45)[3]	$273,060
Shares outstanding	-	53,598	(9)	53,589
Net asset value per share	$-	$5.10		$5.10

Class Y Shares
Net asset value	$-	$14,070,661	$(2,327)[3]	$14,068,334
Shares outstanding	-	2,761,511	(3,014)	2,758,497
Net asset value per share	$-	$5.10		$5.10

+	Ivy Municipal High Income Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on September 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Municipal High Income Fund will be received by shareholders of WRA Municipal High Income Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Municipal High Income Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares and Class Y shares of WRA Municipal High Income Fund will be exchanged for new Class A shares, Class B shares, Class C shares, and Class I shares, respectively, of Ivy Municipal High Income Fund upon consummation of the Reorganization.

[3]

Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $152,054 to be split equally between the WRA Municipal High Income Fund and the Ivy Municipal High Income Fund.

	WRA CASH MANAGEMENT+	IVY CASH MANAGEMENT FUND*	PRO FORMA ADJUSTMENTS	IVY CASH MANAGEMENT FUND PRO FORMA COMBINED[1,2]
Class A Shares[2]
Net asset value	$1,377,764,987	$0	$(52,192)[3]	$1,377,712,795
Shares outstanding	1,377,828,463	0	(115,668)	1,377,712,795
Net asset value per share	$1.00	$0		$1.00

Class B Shares[2]
Net asset value	$$653,799	$0	$(25)[3]	$653,774
Shares outstanding	654,135	0	(361)	653,774
Net asset value per share	$1.00	$0		$1.00

Class C Shares[2]
Net asset value	$2,525,464	$0	$(96)[3]	$2,525,368
Shares outstanding	2,527,903	0	(2,535)	2,525,368
Net asset value per share	$1.00	$0		$1.00

+	WRA Cash Management will be the accounting survivor for financial statement purposes.
*	The Ivy Cash Management Fund is new and has not commenced operations as of the date of this Prospectus/Information Statement.
[1]

Assumes the Reorganization was consummated on September 30, 2017, and is for information purposes only. No assurance can be given as to how many shares of Ivy Cash Management Fund will be received by shareholders of WRA Cash Management on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Ivy Cash Management Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares and Class C shares of WRA Cash Management will be exchanged for new Class A shares, Class B shares and Class C shares, respectively, of Ivy Cash Management Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs associated with the Reorganization of approximately $52,313 to be borne by the WRA Cash Management.

Ownership of Shares

As of December 29, 2017, the WRA Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each WRA Fund and of the WRA Trust as a whole, except for WRA Cash Management, where the Trustees and officers of the WRA Trust, as a group, owned 2.07% of the outstanding shares of the Fund. The tables below show, as of December 31, 2017, the shareholders of record who owned 5% or more of the outstanding shares of the noted class of shares of a WRA Fund.

Fund Name	Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
WRA Cash Management	A	Record	Pershing LLC	Jersey City, NJ	556,893,670.410	47.62%
WRA Cash Management	B	Record	Ivy Investment Management Company	Shawnee Mission, KS	240,000.000	41.76%

Fund Name	Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
WRA Cash Management	B	Beneficial	Richard E. Fontaine	Norwood, MA	33,129.442	5.76%
WRA Cash Management	B	Beneficial	Alice J. Morris	Lakeville, MN	75,434.850	13.13%
WRA Cash Management	B	Record	James D. Dix and Lynda L. Dix	Hutchinson, KS	32,537.930	5.66%
WRA Cash Management	B	Beneficial	Deanna Dix-Brown	Pratt, KS	48,023.420	8.36%
WRA Municipal High Income Fund	A	Record	P Daniel Orlich	Vienna, VA	11,281,970.047	9.19%
WRA Municipal High Income Fund	B	Record	Marvin J. Nutt	Warsaw, MO	7,465.525	8.46%
WRA Municipal High Income Fund	B	Record	Eileen B. Junazski	Glenshaw, PA	5,850.773	6.63%
WRA Municipal High Income Fund	B	Record	Nel D. Allison and Gerald M. Allison	Polo, IL	4,470.015	5.06%
WRA Municipal High Income Fund	B	Record	Alan W. Marietta and Judith M. Marietta	Oberlin, KS	4,708.678	5.33%
WRA Municipal High Income Fund	B	Record	Norma L. Ward and David R. Ward	Clayton, KS	7,051.993	7.99%
WRA Municipal High Income Fund	B	Record	John M. Speck and Patricia R. Speck	Centerview, MO	6,684.593	7.57%
WRA Municipal High Income Fund	B	Record	Rosemary N. Berns	Garnavillo, IA	5,774.657	6.54%
WRA Municipal High Income Fund	B	Record	Rita Kay Newton	Oklahoma City, OK	10,877.978	12.32%

The percentage of Shell Ivy Funds that would be owned by the shareholders named above upon consummation of the Reorganization based on their holdings shown above is expected to be substantially the same. The percentages of the Existing Ivy Funds that would be owned by the shareholders named above upon consummation of the Reorganization based on the holdings shown above is expected to decline.

As of December 29, 2017, the Ivy Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Ivy Fund and of the Ivy Trust as a whole. The tables below show, as of December 31, 2017, the shareholders of record who owned 5% or more of the outstanding shares of the noted class of shares of an Ivy Fund.

Fund Name	Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
Ivy Small Cap Growth Fund	B	Record	LPL Financial	San Diego, CA	37,134.125	6.41%
Ivy Small Cap Growth Fund	B	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	103,619.018	17.88%
Ivy Small Cap Growth Fund	B	Record	American Enterprise Investment Services	Minneapolis, MN	33,219.177	5.73%
Ivy Small Cap Growth Fund	B	Record	UBS WM USA	Jersey City, NJ	53,186.292	9.18%
Ivy Small Cap Growth Fund	C	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	723,754.562	5.64%
Ivy Small Cap Growth Fund	C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	643,107.467	5.01%
Ivy Small Cap Growth Fund	C	Record	Raymond James & Associates	St. Petersburg, FL	848,835.306	6.62%
Ivy Small Cap Growth Fund	I	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	881,784.546	5.04%
Ivy Small Cap Growth Fund	I	Record	American Enterprise Investment Services	Minneapolis, MN	881,394.808	5.04%
Ivy Small Cap Growth Fund	I	Record	Charles Schwab & Company	San Francisco, CA	1,686,572.782	9.65%
Ivy Science & Technology Fund	A	Record	Edward D. Jones & Company	St. Louis, MO	940,558.105	5.54%
Ivy Science & Technology Fund	B	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	129,344.778	16.10%
Ivy Science & Technology Fund	B	Record	Charles Schwab & Company	San Francisco, CA	70,887.416	8.82%
Ivy Science & Technology Fund	B	Record	American Enterprise Investment Services	Minneapolis, MN	116,370.062	14.49%
Ivy Science & Technology Fund	B	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	48,323.941	6.02%
Ivy Science & Technology Fund	C	Record	LPL Financial	San Diego, CA	644,173.940	5.19%
Ivy Science & Technology Fund	C	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	1,351,484.649	10.89%
Ivy Science & Technology Fund	C	Record	American Enterprise Investment Services	Minneapolis, MN	807,772.194	6.51%

Fund Name	Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
Ivy Science & Technology Fund	C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	1,527,410.062	12.30%
Ivy Science & Technology Fund	C	Record	UBS WM USA	Jersey City, NJ	950,104.069	7.65%
Ivy Science & Technology Fund	C	Record	Raymond James & Associates	St. Petersburg, FL	1,089,719.596	8.78%
Ivy Science & Technology Fund	C	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	1,308,656.921	10.54%
Ivy Science & Technology Fund	I	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	1,208,619.426	5.63%
Ivy Science & Technology Fund	I	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	1,774,996.931	8.12%
Ivy Science & Technology Fund	I	Record	American Enterprise Investment Services	Minneapolis, MN	1,539,657.427	7.17%
Ivy Science & Technology Fund	I	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	1,323,457.671	6.16%
Ivy Science & Technology Fund	I	Record	UBS WM USA	Jersey City, NJ	1,648,981.504	7.68%
Ivy High Income Fund	A	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	10,972,089.440	7.11%
Ivy High Income Fund	A	Record	RBC Capital Markets LLC	Minneapolis, MN	9,332,107.439	6.04%
Ivy High Income Fund	B	Record	Edward D. Jones & Company	St. Louis, MO	479,502.091	5.62%
Ivy High Income Fund	B	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	3,012,850.966	35.29%
Ivy High Income Fund	B	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	653,826.730	7.66%
Ivy High Income Fund	B	Record	RBC Capital Markets LLC	Minneapolis, MN	482,513.333	5.65%
Ivy High Income Fund	C	Record	LPL Financial	San Diego, CA	7,424,659.538	6.57%
Ivy High Income Fund	C	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	19,116,136.191	16.91%
Ivy High Income Fund	C	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	8,968,428.300	7.93%

Fund Name	Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
Ivy High Income Fund	C	Record	American Enterprise Investment Services	Minneapolis, MN	9,425,089.150	8.34%
Ivy High Income Fund	C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	10,273,125.264	9.09%
Ivy High Income Fund	C	Record	Raymond James & Associates	St. Petersburg, FL	8,065,204.381	7.13%
Ivy High Income Fund	I	Record	LPL Financial	San Diego, CA	14,931,312.705	6.88%
Ivy High Income Fund	I	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	20,693,532.827	9.53%
Ivy High Income Fund	I	Record	American Enterprise Investment Services	Minneapolis, MN	17,381,630.483	8.01%
Ivy High Income Fund	I	Record	Charles Schwab & Company	San Francisco, CA	12,614,609.809	5.81%
Ivy Global Growth Fund	A	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	155,655.116	5.84%
Ivy Global Growth Fund	B	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	13,874.651	34.24%
Ivy Global Growth Fund	B	Record	Charles Schwab & Company	San Francisco, CA	2,777.502	6.85%
Ivy Global Growth Fund	B	Record	American Enterprise Investment Services	Minneapolis, MN	2,149.669	5.31%
Ivy Global Growth Fund	B	Record	Vanguard Brokerage Services	Valley Forge, PA	2,129.062	5.25%
Ivy Global Growth Fund	C	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	32,813.554	5.13%
Ivy Global Growth Fund	C	Record	UBS WM USA	Jersey City, NJ	106,409.041	16.62%
Ivy Balanced Fund	A	Record	Edward D. Jones & Company	St. Louis, MO	3,515,616.937	14.54%
Ivy Balanced Fund	A	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	1,281,331.723	5.30%
Ivy Balanced Fund	A	Record	American Enterprise Investment Services	Minneapolis, MN	1,819,074.666	7.53%
Ivy Balanced Fund	B	Record	Edward D. Jones & Company	St. Louis, MO	218,637.772	8.79%
Ivy Balanced Fund	B	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	616,879.553	24.79%

Fund Name	Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
Ivy Balanced Fund	B	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	446,086.572	17.93%
Ivy Balanced Fund	B	Record	American Enterprise Investment Services	Minneapolis, MN	174,739.546	7.02%
Ivy Balanced Fund	C	Record	LPL Financial	San Diego, CA	1,243,666.628	5.46%
Ivy Balanced Fund	C	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	2,742,327.088	12.04%
Ivy Balanced Fund	C	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	2,787,033.558	12.24%
Ivy Balanced Fund	C	Record	American Enterprise Investment Services	Minneapolis, MN	2,078,054.098	9.13%
Ivy Balanced Fund	C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	2,442,230.083	10.73%
Ivy Balanced Fund	C	Record	UBS WM USA	Jersey City, NJ	1,193,374.937	5.24%
Ivy Balanced Fund	C	Record	Raymond James & Associates	St. Petersburg, FL	2,072,270.351	9.10%
Ivy Balanced Fund	I	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	2,450,843.580	10.55%
Ivy Municipal High Income Fund	A	Record	Edward D. Jones & Company	St. Louis, MO	3,966,110.811	11.23%
Ivy Municipal High Income Fund	A	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	3,651,056.783	10.34%
Ivy Municipal High Income Fund	A	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	2,601,809.340	7.37%
Ivy Municipal High Income Fund	A	Record	American Enterprise Investment Services	Minneapolis, MN	1,882,569.866	5.33%
Ivy Municipal High Income Fund	A	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	1,957,978.810	5.55%
Ivy Municipal High Income Fund	A	Record	Raymond James & Associates	St. Petersburg, FL	2,318,477.540	6.57%
Ivy Municipal High Income Fund	B	Record	Edward D. Jones & Company	St. Louis, MO	279,586.788	15.54%
Ivy Municipal High Income Fund	B	Record	Stifel Nicolaus & Company, Inc.	St. Louis, MO	91,011.618	5.06%

Fund Name	Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
Ivy Municipal High Income Fund	B	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	284,506.1530	15.82%
Ivy Municipal High Income Fund	B	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	515,309.709	28.65%
Ivy Municipal High Income Fund	B	Record	American Enterprise Investment Services	Minneapolis, MN	121,649.789	6.76%
Ivy Municipal High Income Fund	C	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	4,479,691.352	15.71%
Ivy Municipal High Income Fund	C	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	6,168,342.158	21.63%
Ivy Municipal High Income Fund	C	Record	American Enterprise Investment Services	Minneapolis, MN	1,462,007.195	5.13%
Ivy Municipal High Income Fund	C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	3,172,693.369	11.12%
Ivy Municipal High Income Fund	C	Record	UBS WM USA	Jersey City, NJ	3,054,455.001	10.71%
Ivy Municipal High Income Fund	C	Record	Raymond James & Associates	St. Petersburg, FL	2,232,997.274	7.83%
Ivy Municipal High Income Fund	I	Record	LPL Financial	San Diego, CA	4,564,139.501	5.03%
Ivy Municipal High Income Fund	I	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	7,318,729.814	8.06%
Ivy Municipal High Income Fund	I	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	11,911,771.448	13.12%
Ivy Municipal High Income Fund	I	Record	Charles Schwab & Company	San Francisco, CA	12,022,706.338	13.24%
Ivy Municipal High Income Fund	I	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	9,918,024.542	10.92%
Ivy Municipal High Income Fund	I	Record	UBS WM USA	Jersey City, NJ	7,514,416.808	8.28%
Ivy Large Cap Growth Fund	B	Record	Edward D. Jones & Company	St. Louis, MO	45,346.722	8.72%
Ivy Large Cap Growth Fund	B	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	99,288.605	19.08%
Ivy Large Cap Growth Fund	C	Record	LPL Financial	San Diego, CA	456,445.717	8.49%

Fund Name	Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
Ivy Large Cap Growth Fund	C	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	393,920.808	7.33%
Ivy Large Cap Growth Fund	C	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	690,208.782	12.84%
Ivy Large Cap Growth Fund	C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	788,244.965	14.66%
Ivy Large Cap Growth Fund	C	Record	Raymond James & Associates	St. Petersburg, FL	435,060.286	8.09%
Ivy Large Cap Growth Fund	I	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	6,033,398.729	13.18%
Ivy Mid Cap Growth Fund	A	Record	Edward D. Jones & Company	St. Louis, MO	979,818.854	5.03%
Ivy Mid Cap Growth Fund	A	Record	Raymond James & Associates	St. Petersburg, FL	1,127,247.456	5.79%
Ivy Mid Cap Growth Fund	B	Record	Edward D. Jones & Company	St. Louis, MO	60,467.183	6.49%
Ivy Mid Cap Growth Fund	B	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	274,760.257	29.49%
Ivy Mid Cap Growth Fund	B	Record	American Enterprise Investment Services	Minneapolis, MN	57,829.703	6.21%
Ivy Mid Cap Growth Fund	B	Record	Raymond James & Associates	St. Petersburg, FL	52,940.332	5.68%
Ivy Mid Cap Growth Fund	C	Record	Wells Fargo Clearing Services, LLC	St. Louis, MO	681,635.905	6.41%
Ivy Mid Cap Growth Fund	C	Record	American Enterprise Investment Services	Minneapolis, MN	573,421.277	5.39%
Ivy Mid Cap Growth Fund	C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	1,510,192.174	14.20%
Ivy Mid Cap Growth Fund	C	Record	UBS WM USA	Jersey City, NJ	532,171.053	5.00%
Ivy Mid Cap Growth Fund	C	Record	Raymond James & Associates	St. Petersburg, FL	1,773,744.108	16.68%
Ivy Mid Cap Growth Fund	C	Record	Merrill Lynch Pierce Fenner & Smith, Inc.	Jacksonville, FL	918,433.996	8.64%
Ivy Mid Cap Growth Fund	I	Record	Charles Schwab & Company	San Francisco, CA	7,095,332.203	13.93%
Ivy Mid Cap Growth Fund	I	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	12,835,715.773	25.20%

Shareholder Communications. Shareholder communications to the WRA Trust Board must be in writing and addressed to the Board of Trustees of the Waddell & Reed Advisors Funds and to the attention of Jennifer K. Dulski, Secretary of the WRA Funds, at 6300 Lamar Avenue, Overland Park, Kansas 66202. If a specific trustee is the intended recipient of such communication, the name of that trustee must be noted therein. The Secretary will forward such correspondence only to the intended recipient if one is noted. Prior to forwarding any correspondence, the Secretary will review the communication and will not forward communications deemed by the Secretary, in her discretion, to be frivolous, of inconsequential commercial value or otherwise inappropriate for the WRA Trust Board’s consideration. Any communication reviewed by the Secretary and not forwarded to the WRA Trust Board for consideration shall be forwarded to and reviewed by independent legal counsel to the Independent Trustees. In the event independent legal counsel to the Independent Trustees disagrees with the determination of the Secretary and deems such communication appropriate for WRA Trust Board consideration, such communication shall be forwarded to the WRA Trust Board or members thereof, as appropriate. Each WRA Fund will retain shareholder communications addressed to the WRA Trust Board in accordance with its record retention policy.

Additional Information

For additional information about the WRA Funds, see the WRA Equity Prospectus and the WRA Fixed Income Prospectus along with the WRA SAI, copies of which may be obtained without charge by writing or calling the WRA Trust at the address and telephone number set forth on the first page of this Prospectus/Information Statement. For additional information about the Ivy Funds, see the Existing Ivy Funds Prospectus, Shell Ivy Funds Prospectus, Existing Ivy Funds SAI and the Shell Ivy Funds SAI, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling the Ivy Trust at the address and telephone number set forth on the first page of this Prospectus/Information Statement. Information about the WRA Funds and the Ivy Funds (including the most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549-1520 and at certain of the SEC’s regional offices: SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800,

Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City – 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.8090.

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this 15th day of November, 2017, by and between the Ivy Funds (the “Acquiring Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, on behalf of certain series, as listed in column 2 of Schedule I attached hereto and the Waddell & Reed Advisors Funds (“WRA Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, on behalf of its series as listed in column 1 of Schedule I attached hereto. Waddell & Reed Investment Management Company, the investment manager to the WRA Trust (“WRIMCO”), and Ivy Investment Management Company, the investment manager to the Acquiring Trust (“IICO”), each join this Agreement solely for the purposes of Section 9.

WHEREAS, WRA Trust offers, among others, the following investment portfolios: Waddell & Reed Advisors (“WRA”) Continental Income Fund; (2) WRA Global Growth Fund; (3) WRA New Concepts Fund; (4) WRA Science and Technology Fund; (5) WRA Small Cap Fund; (6) WRA Vanguard Fund; (7) WRA High Income Fund; and (8) WRA Municipal High Income Fund (each a “Reorganizing Acquired Fund” and collectively, the “Reorganizing Acquired Funds”) as listed in column 1 of Schedule I;

WHEREAS, WRA Trust also offers, among others, the following investment portfolios: (1) WRA Accumulative Fund; (2) WRA Wilshire Global Allocation Fund; and (3) WRA Cash Management (each a “Continuing Acquired Fund” and collectively, the “Continuing Acquired Funds” and together with the Reorganizing Acquired Funds, the “Acquired Funds”) as listed in column 1 of Schedule I;

WHEREAS, the Acquiring Trust currently offers, among others, the following investment portfolios: (1) Ivy Balanced Fund; (2) Ivy Global Growth Fund; (3) Ivy Mid Cap Growth Fund; (4) Ivy Science and Technology Fund; (5) Ivy Small Cap Growth Fund; (6) Ivy Large Cap Growth Fund; (7) Ivy High Income Fund; and (8) Ivy Municipal High Income Fund (each an “Operating Acquiring Fund” and collectively, the “Operating Acquiring Funds”) as listed in column 2 of Schedule I;

WHEREAS, the Acquiring Trust has recently organized the following additional investment portfolios: (1) Ivy Accumulative Fund; (2) Ivy Wilshire Global Allocation Fund; and (3) Ivy Cash Management Fund

(each a “Shell Acquiring Fund” and collectively the “Shell Acquiring Funds” and together with the Operating Acquiring Funds, the “Acquiring Funds”) as listed in column 2 of Schedule I;

WHEREAS, each of the parties hereto desires to enter into and perform the reorganization described herein (the “Reorganization”) pursuant to which, among other things, at the respective times hereinafter set forth, (1) each Acquired Fund shall transfer all of its respective Assets (as defined below) to its corresponding Acquiring Fund (the name of which is set forth directly opposite the name of such Acquired Fund on Schedule I hereto) in exchange solely for full and fractional Class A, Class B, Class C and Class I shares of beneficial interest (as applicable) of the corresponding Acquiring Fund as set forth in Schedule I; (ii) the assumption by the Acquiring Trust on behalf of the corresponding Acquiring Fund of all of the Liabilities (as defined below) of its corresponding Acquired Fund; (2) the distribution of each of the corresponding Acquiring Fund’s shares to the shareholders of its corresponding Acquired Fund according to their respective interests in complete liquidation of an Acquired Fund; and (iii) the dissolution of each Acquired Fund as soon as practicable after the closing date (as referenced in Section 3 hereof and hereinafter called the “Closing Date”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth;

WHEREAS, the parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

1.	Transfer of Assets and Liabilities, Liquidation and Dissolution of Each of the Acquired Funds.

Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a) On the Closing Date (as defined in Section 3), WRA Trust, on behalf of each of Acquired Fund, will transfer and deliver to the Acquiring Trust, on behalf of each of the corresponding Acquiring Funds (the name of which is set forth directly opposite the name of such Acquired Fund on Schedule I hereto), all property, goodwill, and assets of every description and all interests, rights, privileges and powers of an Acquired Fund that are shown as an asset on the books and records of an

Acquired Fund on the Closing Date (the “Assets”). In consideration thereof, the Acquiring Trust agrees that on the Closing Date: (i) the Acquiring Trust of behalf of each Acquiring Fund shall assume and pay when due all obligations and liabilities of its corresponding Acquired Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9 hereof shall not be assumed or paid by an Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the corresponding Acquiring Fund; and (ii) the Acquiring Trust, on behalf of each Acquiring Fund shall deliver to WRA Trust, the number of full and fractional (calculated to the third decimal place) shares of each Class A, Class B, Class C and Class I shares of beneficial interest (as applicable), without par value, of each of the Acquiring Funds (as set forth in Schedule I) (“Acquiring Fund Shares”), determined as provided in Section 2(a) below. In order to effect the delivery of shares, the Acquiring Trust will establish an open account of each Acquiring Fund for each shareholder of its corresponding Acquired Fund and, on the Closing Date, will credit to such account the number of full and fractional (calculated to the third decimal place) Acquiring Fund Shares as calculated in accordance with Section 2(a). Simultaneously with the crediting of the Acquiring Fund Shares to the shareholders of record of its corresponding Acquired Fund, the shares of an Acquired Fund held by such shareholders shall be cancelled by the WRA Trust. The Acquiring Trust shall not be obligated to issue certificates representing Acquiring Fund Shares in connection with such exchange.

(b) Immediately upon receipt of Acquiring Fund Shares of each Acquiring Fund, each Acquired Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of such Acquired Fund at the Closing Date, the respective Acquiring Fund Shares that have been received.

(c) As soon as practicable following the Closing Date, WRA Trust shall dissolve the Acquired Funds pursuant to the provisions of its Trust Instrument and the laws of the State of Delaware, and, after the Closing Date, the Acquired Funds shall not conduct any business except in connection with their liquidation.

(d) The Acquiring Trust, on behalf of each Acquiring Fund, and WRA Trust, on behalf of each Acquired Fund, intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The Acquiring Trust, on behalf of each Acquiring Fund, and

WRA Trust, on behalf of each Acquired Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

2.	Share Calculations and Valuation of Assets

(a) The number of Class A, Class B, Class C and Class I shares (as applicable) of each Acquiring Fund issued to its corresponding Acquired Fund will be determined as follows: the value of each Acquired Fund’s Assets that are so conveyed less the Liabilities that are assumed (determined as of the Valuation Date as defined below), that are attributable to Class A shares, Class B shares, Class C shares or Class Y shares (as applicable) of such Acquired Fund shall be divided by the net asset value (“NAV”) of one Class A share, Class B share, Class C share or Class I share, respectively, of its corresponding Acquiring Fund that is to be delivered with respect thereto (determined as of the Valuation Date as defined below).

(b) With respect to each Acquired Fund, the value of its Assets shall be the value of such Assets computed as of the time at which the Acquired Fund’s NAV is calculated as of the regular close of business (“Close of Business”) of the New York Stock Exchange (“NYSE”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Closing Date, using the valuation procedures set forth in WRA Trust’s currently effective prospectus and statement of additional information with respect to each Acquired Fund.

(c) The NAV per share of each class of Acquiring Fund Shares shall be computed on the Valuation Date in the manner set forth in the Ivy Fund’s currently effective prospectus with respect to an Acquiring Fund. With regard to the Shell Acquiring Funds, the NAV per share of each class of shares of a Shell Acquiring Fund shall be deemed to be the same as the NAV per share of each corresponding class of shares of the corresponding Continuing Acquired Fund.

3.	Valuation Date and Closing Date

(a) The Valuation Date, with respect to the Acquired Funds and their corresponding Acquiring Funds, shall be Close of Business on February 23, 2018, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the “Valuation Date”).

(b) The Closing Date, with respect to the Acquired Funds and their corresponding Acquiring Funds, shall occur on February 26, 2018, or such other date as the officers of each of the parties may mutually agree (the “Closing Date”). The closing of the Reorganization shall take place at the principal office of the Ivy Funds, 6300 Lamar Ave, Shawnee Mission, KS 66201-9217 or at such other place as the officers of the parties may mutually agree. All acts taking place at the closing shall be deemed to take place simultaneously as of immediately before the opening of business on the Closing Date.

(c) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the officers of the Acquiring Trust and WRA Trust, accurate appraisal of the value of the net Assets of any Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net Assets of each of the Acquired Funds is practicable in the judgment of the officers of the Acquiring Trust and WRA Trust.

(d) On the Closing Date, the portfolio securities of each Acquired Fund and all of an Acquired Fund’s cash shall be delivered by such Acquired Fund to the account of its corresponding Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “Bank of New York Mellon, custodian for Ivy [insert name of applicable Acquiring Fund] Fund, a series of Ivy Funds.”

(e) On the Closing Date, WRA Trust or its transfer agent shall deliver to the Acquiring Funds Trust or its designated agent a list of the names and addresses (which may be in electronic form) of each Acquired Fund’s shareholders and the number of outstanding shares of beneficial interest of each class of an Acquired Fund owned by each Acquired Fund’s shareholder, all as of the Close of Business on the Valuation Date.

(f) On the Closing Date, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of Assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	Representations and Warranties by WRA Trust

WRA Trust, on behalf of each of the Acquired Funds, represents and warrants to the Acquiring Trust that:

(a) WRA Trust is a statutory trust created under the laws of the State of Delaware on October 14, 2008 and is validly existing and in good standing under the laws of that State. WRA Trust, of which each Acquired Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act, as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date and all of the shares of each of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) WRA Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquired Fund. Each outstanding share of each Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable.

(c) WRA Trust has the necessary power and authority to conduct its business and the business of each Acquired Fund as such businesses are now being conducted.

(d) WRA Trust is not a party to or obligated under any provision of its Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) WRA Trust, on behalf of each Acquired Fund, has no material contracts or other commitments (other than the Agreement or agreement for the purchase of securities entered into the ordinary course of business and consistent with the obligations under the Agreement) which will not be terminated by it in accordance with their terms at or prior to the Closing Date or which will result in a penalty or additional fee to be due from or payable by it.

(f) Each Acquired Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(j) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with those shown in such financial statements since the dates of those financial statements.

(g) WRA Trust has elected to treat each Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, each Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause any Acquired Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(h) On the Closing Date, all material Returns (as defined below) of an Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the WRA Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquired Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in an Acquired Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(i) The books and records of WRA Trust and each Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of WRA Trust and each Acquired Fund.

(j) The financial statements appearing in (i) the Annual Report to Shareholders of the WRA Accumulative Fund, WRA Continental Income Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Vanguard Fund and WRA Wilshire Global Allocation Fund (“Acquired Equity Funds”) for the fiscal year ended June 30, 2017, and (ii) Annual Report to Shareholders of the WRA High Income Fund, WRA Municipal High Income Fund and WRA Cash Management (“Acquired Fixed Income Funds”) for the fiscal year ended September 30, 2017, audited by Deloitte & Touche LLP, and any interim unaudited financial statements fairly present the financial position of Acquired Equity Funds and Acquired Fixed Income Funds as of the dates indicated, and the results of its operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in such Acquired Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquired Fund arising after such date. For the purposes of this subsection (j), a decline in the NAV of an Acquired Fund shall not constitute a material adverse change.

(k) The Registration Statement on Form N-14 (the “Registration Statement”) referred to in Section 7(e), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquired Fund, will, from the effective date of the

Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by an Acquiring Fund for use therein.

(l) Each Acquired Fund’s current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects with the applicable requirements of the 1933 Act, and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which an Acquired Fund is a party that are not referred to in an Acquired Fund Prospectus or in the registration statement of which it is a part;

(m) There is no inter-corporate indebtedness existing between an Acquired Fund and its corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(n) Each Acquired Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against an Acquired Fund. No Acquired Fund, is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects an Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(p) Neither WRA Trust nor any Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(q) Neither WRA Trust nor any Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WRA Trust, on behalf of each Acquired Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(s) At the Closing Date, WRA Trust will, on behalf of each of the Acquired Funds, (i) have good and marketable title to all of the Assets to be transferred to the Acquiring Fund pursuant to Section 1, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto; and (ii) will have full rights, power and authority to sell, assign transfer and deliver such Assets to be transferred to an Acquiring Fund pursuant to this Agreement.

5.	Representations and Warranties by the Acquiring Trust

The Acquiring Trust, on behalf of each of the Acquiring Funds, represents and warrants to WRA Trust that:

(a) The Acquiring Trust is a statutory trust created under the laws of the State of Delaware on November 13, 2008 and is validly existing and in good standing under the laws of that State. The Acquiring Trust, of which each Acquiring Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act as an open-end, management investment company. Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing Date and all of the shares of each of the Operating Acquiring Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the 1933 Act and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Acquiring Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquiring Fund. Each outstanding share of each Operating Acquiring Fund is validly issued, fully paid, non-assessable, has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable. The Acquiring Fund Shares of each Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c) The Acquiring Trust has the necessary power and authority to conduct its business and the business of each Acquiring Fund as such businesses are now being conducted.

(d) The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) Each Operating Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(i) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(f) The Acquiring Trust, with respect to each Operating Acquiring Fund, has elected, and with respect to each Shell Acquiring Fund, intends to elect, to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and each Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. Each Operating Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause an Operating Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year and ending on the Applicable Closing Date. Each Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(g) On the Closing Date, all material Returns of an Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To Acquiring Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in an Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(h) The books and records of the Acquiring Trust and each Acquiring Fund, are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Trust and each Acquiring Fund.

(i) The financial statements appearing in the Operating Acquiring Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2017, audited by Deloitte & Touche, LLP, and any interim unaudited financial statements fairly present the financial position of the Operating Acquiring Funds as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in an Acquiring Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquiring Fund arising after such date. For the purposes of this subsection (i), a decline in the NAV of the Acquiring Fund shall not constitute a material adverse change. Each Shell Acquiring Fund is, and will be at the time of the Closing Date, a shell series, without assets or liabilities, created for the purpose of acquiring the Assets and Liabilities of its corresponding Continuing Acquired Fund.

(j) The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquiring Fund and an Acquiring Fund Shares, will, from the effective date of the Registration Statement through the Closing

Date: (i) comply in all material respects with the provisions of the 1933 Act, and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by an Acquired Fund for use therein.

(k) Each Acquiring Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(l) There is no inter-corporate indebtedness existing between an Acquired Fund and its corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(m) Each Acquiring Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(n) There is no material suit, judicial action, or legal or administrative proceeding or investigation pending or threatened against an Acquiring Fund. No Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects an Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(o) Neither the Acquiring Trust nor any Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(p) Neither the Acquiring Trust nor any Operating Acquiring Fund has any unamortized or unpaid organizational fees or expenses.

(q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of each Acquiring Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(r) On the Closing Date, the Acquiring Fund Shares of each Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the corresponding Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of each Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(s) Each Shell Acquiring Fund is, and will be at the time of Closing, a newly created series, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets of the corresponding Continuing Acquired Fund in connection with the Reorganization.

6.	Covenants of WRA Trust

(a) WRA Trust covenants to operate the business of each Acquired Fund as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) WRA Trust undertakes that WRA Trust and each Acquired Fund will not acquire the Acquiring Fund Shares of each corresponding Acquiring Fund for the purpose of making distributions thereof other than to the applicable Acquired Fund’s shareholders.

(c) WRA Trust covenants that by the time of the Closing Date, all of each Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes; provided, however, if all of the income Tax Returns (e.g., Form 1120-RIC) required to be filed by the Acquired Equity

Funds for the fiscal year ended June 30, 2017 and by the Acquired Fixed Income Funds for the fiscal year ended September 30, 2017 have not been filed by the Closing, the WRA Trust shall timely file with the relevant taxing authorities all such returns and the WRA Trust shall make available to the Acquiring Trust such returns one week prior to filing such returns.

(d) WRA Trust will at the Closing Date provide the Acquiring Trust with:

(i) A statement of the respective tax basis of all investments to be transferred by each Acquired Fund to the corresponding Acquiring Fund and the holding periods of such investments;

(ii) A copy (which may be in electronic form) of the shareholder ledger accounts of each of the Acquired Funds, including, without limitation (“Acquired Fund Shareholder Documentation”),

(A) the name, address and taxpayer identification number of each shareholder of record,

(B) the number of shares of beneficial interest held by each shareholder,

(C) the dividend reinvestment elections applicable to each shareholder, and

(D) the backup withholding and nonresident alien withholding certifications, notices or records on file with each Acquired Fund with respect to each shareholder, and such information as the Acquiring Trust on behalf of an Acquiring Fund may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with Acquired Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury following the Closing Date for all of the shareholders of record of an Acquired Fund’s shares as of the Close of Business on the Valuation Date as described in Section 2, who are to become holders of an Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement.

(iii) A copy of any other Tax books and records of an Acquired Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by an Acquired Fund after the Closing Date.

(iv) All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to an Acquired Fund (“FIN 48 Workpapers”).

(e) As promptly as practicable, but in any case within sixty days after the date of the Closing Date, WRA Trust shall furnish the Acquiring Trust, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of an Acquired Fund for federal income tax purposes that will be carried over by an Acquiring Fund as a result of Section 381 of the Code.

(f) WRA Trust undertakes that, if the Reorganization is consummated, each Acquired Fund will liquidate and dissolve.

(g) The Board of Trustees of WRA Trust shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of each Acquired Fund, the combined information statement/prospectus that complies in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the respective rules and regulations thereunder. In addition, the WRA Trust shall provide the Acquiring Trust with information reasonably necessary for the preparation and distribution of the combined information statement/prospectus to be included in the Registration Statement, in compliance with the 1933 Act and the 1940 Act.

(h) WRA Trust, on behalf of each Reorganizing Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of a Reorganizing Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of a Reorganizing Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of a Reorganizing Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the First Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

(i) Subject to the provisions of this Agreement, the WRA Trust shall take, or cause to be taken, all actions or do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

7.	Covenants of the Acquiring Trust

(a) The Acquiring Trust covenants to operate the business of each Operating Acquiring Fund as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Acquiring Trust covenants that the Acquiring Fund Shares of each Acquiring Fund to be issued and delivered to the corresponding Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(c) The Acquiring Trust covenants to establish and organize each of the Shell Acquiring Funds so that it may conduct its business in substantially the same manner as the business of the corresponding Continuing Acquired Fund is currently conducted between the date hereof and the Closing Date.

(d) The Acquiring Trust covenants that by the Closing Date, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(e) The Acquiring Trust will file with the Commission a Registration Statement under the 1933 Act (“Registration Statement”), relating to the Acquiring Fund Shares of the Acquiring Funds issuable hereunder, will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable and will mail to each shareholder of record of an Acquired Fund entitled to receive the combined information statement/prospectus included in the Registration Statement.

(f) The Acquiring Trust shall provide an Acquiring Fund with information reasonably necessary for the preparation and distribution of the combined information statement/prospectus to be included in the Registration Statement, in compliance with the 1933 Act and the 1940 Act.

(g) Subject to the provisions of the Agreement, the Acquiring Trust shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

8.	Conditions Precedent to be Fulfilled by WRA Trust and the Acquiring Trust

The respective obligations of WRA Trust and the Acquiring Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a) That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing Date with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing Date.

(b) That the Registration Statement will have become effective and Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(c) WRA Trust, on behalf of each Reorganizing Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of a Reorganizing Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of a Reorganizing Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year in each case after reduction for any capital loss carryover; and (iii) at least 90 percent of the excess, if any, of a Reorganizing Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the First Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

(d) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the applicable Acquired Fund and/or Acquiring Funds.

(e) That prior to or at the Closing Date, WRA Trust on behalf of each of the Acquired Funds and the Acquiring Trust, on behalf of each of the Acquiring Funds, shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the Acquiring Trust and WRA Trust in certificates delivered to Stradley, as to each Acquiring Fund and corresponding Acquired Fund:

(i) The acquisition by an Acquiring Fund of all of the assets of the corresponding Acquired Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares to be issued pursuant to Section 1 hereof and the assumption by the corresponding Acquiring Fund of the Liabilities of the corresponding Acquired Fund, followed by the distribution by each Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii) No gain or loss will be recognized by any Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a), 361(c)(1) and Section 357(a) of the Code;

(iii) No gain or loss will be recognized by any Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the corresponding Acquired Fund pursuant to Section 1032(a) of the Code;

(iv) No gain or loss will be recognized by an Acquired Fund upon the distribution of the Acquiring Fund Shares to its shareholders in complete liquidation of an Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v) The basis of the assets of each Acquired Fund received by the corresponding Acquiring Fund will be the same as the basis of these assets to an Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi) The holding period of the assets of any Acquired Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by an Acquired Fund pursuant to Section 1223(2) of the Code;

(vii) No gain or loss will be recognized by the shareholders of any Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the corresponding Acquiring Fund, pursuant to Section 354(a)(1) of the Code;

(viii) The basis of the Acquiring Fund Shares received by the shareholders of each Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix) The holding period of the Acquiring Fund Shares received by the shareholders of each Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of an Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x) For purposes of Section 381 of the Code, either: each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations; or (ii) each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), the items of Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization.

(f) That the Acquiring Trust’s Registration Statement with respect to the Acquiring Fund Shares of each of the Acquiring Funds to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing Date, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g) That the Acquiring Fund Shares of each of the Acquiring Funds to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of its corresponding Acquired Fund.

(h) The WRA Trust shall have delivered to the Acquiring Trust (i) a statement of each Acquired Fund’s Assets, together with a list of portfolio securities of the Acquired Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, (ii) the Acquired Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) any Tax books and records as described in Section 6(d)(iii), and (v) a statement of earnings and profits as provided in Section 6(e).

9.	Fees and Expenses

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, transfer taxes, and any other stamp duty taxes, if any, shall be evenly split between the Acquired Funds and Acquiring Funds.

10.	Termination; Waiver; Order

(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date as follows:

(1) by mutual consent of WRA Trust and the Acquiring Trust;

(2) by the Acquiring Trust if any condition precedent to its obligations set forth in Section 8 has not been fulfilled or waived by the Acquiring Trust; or

(3) by WRA Trust if any condition precedent to its obligations set forth in Section 8 has not been fulfilled or waived by WRA Trust.

(b) If the transactions contemplated by this Agreement have not been consummated by May 1, 2018 this Agreement shall automatically terminate, unless a later date is agreed to by the officers of the WRA Trust and the Acquiring Trust.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability on the part of either WRA Trust or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement but all expenses incidental to the preparation and carrying out of the Agreement shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by either WRA Trust or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e) The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither WRA Trust nor the Acquiring Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board of Trustees of WRA Trust or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement.

11.	Liability of the Acquiring Trust and WRA Trust

(a) Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Acquiring Funds; that any liability of the Acquiring Trust under this Agreement with respect to any Acquiring Fund, or in connection with the transactions contemplated herein with respect to any Acquiring Fund, shall be discharged only out of the assets of the affected Acquiring Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither WRA Trust nor any Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the trustees, officers, employees or agents of the Acquiring Trust, or any of them.

(b) Each party acknowledges and agrees that all obligations of WRA Trust under this Agreement are binding only with respect to the Acquired Funds; that any liability of WRA Trust under this Agreement with respect to the Acquired Funds, or in connection with the transactions contemplated herein with respect to any Acquired Fund, shall be discharged only out of the assets of the affected Acquired Fund; that no other series of WRA Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor any Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of WRA Trust, the trustees, officers, employees or agents of WRA Trust, or any of them.

12.	Cooperation and Exchange of Information

(a) WRA Trust and Acquiring Trust will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.

(b) Any reporting responsibility of an Acquired Fund for the period up to and including the Closing Date (and until such later date on which a Reorganizing Acquired Fund is terminated) is and shall remain the responsibility of the WRA Trust, including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

(c) After the Closing Date, WRA Trust, on behalf of a Reorganizing Acquired Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by WRA Trust with respect to a Reorganizing Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

13.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

14.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

To WRA Trust:

Waddell & Reed Advisors Fund

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, KS 66201-9217

To the Acquiring Trust:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, KS 66201-9217

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Attention: Alan Goldberg, Esquire

16.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

17.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

18.	Publicity

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

19.	Confidentiality

(a) The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the parties agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

20.	Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, WRA Trust and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Waddell & Reed Advisors Fund, on behalf of each Acquired Fund

By:

Name:

Title:

Ivy Funds, on behalf of each Acquiring Fund

By:

Name:

Title:

Solely for purposes of Section 9 Ivy Investment Management Company

By:

Name:

Title:

Solely for purposes of Section 9 Waddell & Reed Investment Management Company

By:

Name:

Title:

SCHEDULE I

WRA Trust Reorganizing Acquired Funds	Acquiring Trust Operating Acquiring Funds
WRA Continental Income Fund Class A Class B Class C Class Y	Ivy Balanced Fund Class A Class B Class C Class I

WRA Global Growth Fund Class A Class B Class C Class Y	Ivy Global Growth Fund Class A Class B Class C Class I

WRA New Concepts Fund Class A Class B Class C Class Y	Ivy Mid Cap Growth Fund Class A Class B Class C Class I

WRA Science and Technology Fund Class A Class B Class C Class Y	Ivy Science and Technology Fund Class A Class B Class C Class I

WRA Small Cap Fund Class A Class B Class C Class Y	Ivy Small Cap Growth Fund Class A Class B Class C Class I

WRA Vanguard Fund Class A Class B Class C Class Y	Ivy Large Cap Growth Fund Class A Class B Class C Class I

WRA High Income Fund Class A Class B Class C Class Y	Ivy High Income Fund Class A Class B Class C Class I

Sch. 1-1

WRA Trust Reorganizing Acquired Funds	Acquiring Trust Operating Acquiring Funds
WRA Municipal High Income Fund Class A Class B Class C Class Y	Ivy Municipal High Income Fund Class A Class B Class C Class I

Continuing Acquired Funds	Shell Acquiring Funds
WRA Accumulative Fund Class A Class B Class C Class Y	Ivy Accumulative Fund Class A Class B Class C Class I

WRA Wilshire Global Allocation Fund Class A Class B Class C Class Y	Ivy Wilshire Global Allocation Fund Class A Class B Class C Class I

WRA Cash Management Class A Class B Class C	Ivy Cash Management Fund Class A Class B Class C

Sch. 1-2

APPENDIX B – FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each of the classes of the WRA Funds and the Existing Ivy Funds for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. Except for the six-month period information ended September 30, 2017 for the Ivy Funds, information provided has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Fund’s financial statements and financial highlights, for the most recent fiscal period included in the WRA Funds’ Annual Report to Shareholders and the unaudited Ivy Funds Semiannual Report to Shareholders, is incorporated by reference into the SAI. The annual reports of the WRA and Ivy Funds and the unaudited semiannual report of the Ivy Funds contain additional performance information and will be made available upon request and without charge.

WRA ACCUMULATIVE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$9.27	$0.04	$1.22	$1.26	$(0.03)	$(0.41)
Year ended 6-30-2016	11.19	0.06	(0.48)	(0.42)	(0.07)	(1.43)
Year ended 6-30-2015	11.74	0.04	1.24	1.28	(0.02)	(1.81)
Year ended 6-30-2014	9.18	0.02	2.57	2.59	(0.03)	- *
Year ended 6-30-2013	7.87	0.07	1.29	1.36	(0.05)	-
Class B Shares(4)
Year ended 6-30-2017	7.91	(0.06)	1.03	0.97	-	(0.39)
Year ended 6-30-2016	9.75	(0.05)	(0.42)	(0.47)	-	(1.37)
Year ended 6-30-2015	10.41	(0.09)	1.09	1.00	-	(1.66)
Year ended 6-30-2014	8.22	(0.10)	2.29	2.19	-	- *
Year ended 6-30-2013	7.10	(0.04)	1.16	1.12	- *	-
Class C Shares
Year ended 6-30-2017	8.08	(0.05)	1.06	1.01	-	(0.39)
Year ended 6-30-2016	9.93	(0.03)	(0.43)	(0.46)	-	(1.39)
Year ended 6-30-2015	10.59	(0.06)	1.10	1.04	-	(1.70)
Year ended 6-30-2014	8.34	(0.08)	2.33	2.25	-	- *
Year ended 6-30-2013	7.19	(0.02)	1.18	1.16	(0.01)	-
Class Y Shares
Year ended 6-30-2017	9.32	0.06	1.23	1.29	(0.04)	(0.41)
Year ended 6-30-2016	11.26	0.06	(0.46)	(0.40)	(0.11)	(1.43)
Year ended 6-30-2015	11.80	0.06	1.26	1.32	(0.05)	(1.81)
Year ended 6-30-2014	9.23	0.05	2.57	2.62	(0.05)	- *
Year ended 6-30-2013	7.90	0.09	1.30	1.39	(0.06)	-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.44)	$10.09	14.02%	$1,148	1.09%	0.42%	1.11%	0.40%	102%
(1.50)	9.27	-3.99	1,125	1.07	0.59	1.12	0.54	102
(1.83)	11.19	12.19	1,447	1.06	0.32	1.11	0.27	113
(0.03)	11.74	28.26	1,329	1.10	0.19	1.15	0.14	104
(0.05)	9.18	17.31	1,125	1.15	0.79	1.20	0.74	87

(0.39)	8.49	12.62	2	2.29	-0.78	2.41	-0.90	102
(1.37)	7.91	-5.17	3	2.28	-0.62	2.31	-0.65	102
(1.66)	9.75	10.88	4	2.26	-0.89	2.29	-0.92	113
- *	10.41	26.71	5	2.35	-1.06	2.38	-1.09	104
- *	8.22	15.79	6	2.47	-0.53	2.51	-0.57	87

(0.39)	8.70	12.96	5	2.06	-0.55	2.09	-0.58	102
(1.39)	8.08	-4.97	6	2.04	-0.38	2.07	-0.41	102
(1.70)	9.93	11.07	6	2.02	-0.64	2.05	-0.67	113
- *	10.59	27.04	6	2.09	-0.80	2.12	-0.83	104
(0.01)	8.34	16.16	5	2.18	-0.24	2.21	-0.27	87

(0.45)	10.16	14.28	271	0.87	0.64	0.91	0.60	102
(1.54)	9.32	-3.81	280	0.83	0.75	0.86	0.72	102
(1.86)	11.26	12.48	5	0.84	0.56	0.87	0.53	113
(0.05)	11.80	28.52	4	0.86	0.43	0.89	0.40	104
(0.06)	9.23	17.65	3	0.86	1.09	0.90	1.05	87

WRA CONTINENTAL INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$9.33	$0.14	$0.61	$0.75	$(0.13)	$(0.23)
Year ended 6-30-2016	10.44	0.13	(0.36)	(0.23)	(0.11)	(0.77)
Year ended 6-30-2015	10.55	0.09	0.28	0.37	(0.07)	(0.41)
Year ended 6-30-2014	9.33	0.08	1.69	1.77	(0.07)	(0.48)
Year ended 6-30-2013	8.70	0.11	1.04	1.15	(0.11)	(0.41)
Class B Shares(4)
Year ended 6-30-2017	9.19	0.03	0.60	0.63	(0.03)	(0.23)
Year ended 6-30-2016	10.30	0.02	(0.36)	(0.34)	(0.02)	(0.75)
Year ended 6-30-2015	10.46	(0.02)	0.27	0.25	-	(0.41)
Year ended 6-30-2014	9.27	(0.03)	1.69	1.66	-	(0.47)
Year ended 6-30-2013	8.67	0.01	1.02	1.03	(0.03)	(0.40)
Class C Shares
Year ended 6-30-2017	9.26	0.05	0.61	0.66	(0.03)	(0.23)
Year ended 6-30-2016	10.38	0.04	(0.36)	(0.32)	(0.03)	(0.77)
Year ended 6-30-2015	10.51	0.00	0.28	0.28	-	(0.41)
Year ended 6-30-2014	9.30	(0.01)	1.70	1.69	-	(0.48)
Year ended 6-30-2013	8.68	0.03	1.04	1.07	(0.04)	(0.41)
Class Y Shares
Year ended 6-30-2017	9.33	0.16	0.61	0.77	(0.15)	(0.23)
Year ended 6-30-2016	10.45	0.06	(0.27)	(0.21)	(0.14)	(0.77)
Year ended 6-30-2015	10.56	0.12	0.28	0.40	(0.10)	(0.41)
Year ended 6-30-2014	9.33	0.10	1.71	1.81	(0.10)	(0.48)
Year ended 6-30-2013	8.70	0.13	1.04	1.17	(0.13)	(0.41)

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.36)	$9.72	8.17%	$841	1.12%	1.45%	1.14%	1.43%	52%
(0.88)	9.33	-2.29	879	1.15	1.30	1.16	1.29	51
(0.48)	10.44	3.62	1,502	1.14	0.87	1.15	0.86	38
(0.55)	10.55	19.49	1,302	1.16	0.75	1.18	0.73	34
(0.52)	9.33	13.72	840	1.18	1.19	1.20	1.17	49

(0.26)	9.56	6.88	3	2.29	0.27	2.36	0.20	52
(0.77)	9.19	-3.46	4	2.26	0.19	2.27	0.18	51
(0.41)	10.30	2.49	5	2.21	-0.21	2.22	-0.22	38
(0.47)	10.46	18.24	5	2.27	-0.35	2.29	-0.37	34
(0.43)	9.27	12.50	6	2.34	0.06	2.36	0.04	49

(0.26)	9.66	7.28	14	2.00	0.56	2.02	0.54	52
(0.80)	9.26	-3.20	15	2.00	0.45	2.01	0.44	51
(0.41)	10.38	2.77	16	1.98	0.03	1.99	0.02	38
(0.48)	10.51	18.59	16	2.00	-0.08	2.02	-0.10	34
(0.45)	9.30	12.74	10	2.06	0.32	2.08	0.30	49

(0.38)	9.72	8.41	597	0.88	1.66	0.90	1.64	52
(0.91)	9.33	-2.11	636	0.84	0.94	0.85	0.93	51
(0.51)	10.45	3.91	5	0.86	1.13	0.87	1.12	38
(0.58)	10.56	19.92	7	0.88	1.04	0.90	1.02	34
(0.54)	9.33	14.04	6	0.89	1.49	0.91	1.47	49

WRA GLOBAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$10.84	$0.01	$1.68	$1.69	$-	$-
Year ended 6-30-2016	12.34	(0.02)	(0.84)	(0.86)	-	(0.64)
Year ended 6-30-2015	12.93	0.03	(0.13)	(0.10)	(0.05)	(0.44)
Year ended 6-30-2014	10.51	0.08	2.52	2.60	(0.18)	-
Year ended 6-30-2013	9.24	0.09	1.20	1.29	(0.02)	-
Class B Shares(4)
Year ended 6-30-2017	9.57	(0.15)	1.49	1.34	-	-
Year ended 6-30-2016	11.13	(0.18)	(0.74)	(0.92)	-	(0.64)
Year ended 6-30-2015	11.83	(0.14)	(0.12)	(0.26)	-	(0.44)
Year ended 6-30-2014	9.60	(0.08)	2.31	2.23	-	-
Year ended 6-30-2013	8.54	(0.06)	1.12	1.06	-	-
Class C Shares
Year ended 6-30-2017	10.05	(0.11)	1.55	1.44	-	-
Year ended 6-30-2016	11.62	(0.14)	(0.79)	(0.93)	-	(0.64)
Year ended 6-30-2015	12.28	(0.09)	(0.13)	(0.22)	-	(0.44)
Year ended 6-30-2014	9.97	(0.05)	2.40	2.35	(0.04)	-
Year ended 6-30-2013	8.84	(0.02)	1.15	1.13	-	-
Class Y Shares
Year ended 6-30-2017	10.91	0.05	1.69	1.74	-	-
Year ended 6-30-2016	12.37	0.02	(0.84)	(0.82)	-	(0.64)
Year ended 6-30-2015	12.95	0.08	(0.14)	(0.06)	(0.08)	(0.44)
Year ended 6-30-2014	10.52	0.12	2.53	2.65	(0.22)	-
Year ended 6-30-2013	9.26	0.13	1.21	1.34	(0.08)	-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$-	$12.53	15.59%	$353		1.41%	0.10%	1.42%	0.09%	83%
(0.64)	10.84	-7.24	348		1.39	-0.19	1.42	-0.22	44
(0.49)	12.34	-0.59	571		1.39	0.24	1.42	0.21	72
(0.18)	12.93	24.81	572		1.42	0.65	1.45	0.62	49
(0.02)	10.51	14.04	464		1.46	0.89	1.49	0.86	44

-	10.91	14.00	-	*	2.86	-1.43	2.99	-1.56	83
(0.64)	9.57	-8.60	1		2.85	-1.73	2.88	-1.76	44
(0.44)	11.13	-2.06	1		2.83	-1.27	2.86	-1.30	72
-	11.83	23.24	2		2.76	-0.77	2.79	-0.80	49
-	9.60	12.41	2		2.91	-0.63	2.94	-0.66	44

-	11.49	14.33	1		2.55	-1.06	2.57	-1.08	83
(0.64)	10.05	-8.32	1		2.49	-1.34	2.52	-1.37	44
(0.44)	11.62	-1.65	2		2.42	-0.80	2.45	-0.83	72
(0.04)	12.28	23.59	2		2.49	-0.47	2.52	-0.50	49
-	9.97	12.78	2		2.52	-0.24	2.55	-0.27	44

-	12.65	15.95	259		1.06	0.43	1.10	0.39	83
(0.64)	10.91	-6.89	262		1.03	0.15	1.06	0.12	44
(0.52)	12.37	-0.30	76		1.04	0.63	1.07	0.60	72
(0.22)	12.95	25.45	59		1.05	0.97	1.08	0.94	49
(0.08)	10.52	14.46	55		1.05	1.30	1.08	1.27	44

WRA NEW CONCEPTS FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$9.36	$(0.05)	$1.63	$1.58	$-	$(0.33)
Year ended 6-30-2016	11.25	(0.03)	(0.81)	(0.84)	-	(1.05)
Year ended 6-30-2015	12.06	(0.06)	0.88	0.82	-	(1.63)
Year ended 6-30-2014	10.93	(0.08)	2.43	2.35	-	(1.22)
Year ended 6-30-2013	9.53	(0.06)	1.87	1.81	-	(0.41)
Class B Shares(4)
Year ended 6-30-2017	6.51	(0.11)	1.10	0.99	-	(0.33)
Year ended 6-30-2016	8.15	(0.10)	(0.58)	(0.68)	-	(0.96)
Year ended 6-30-2015	9.22	(0.14)	0.64	0.50	-	(1.57)
Year ended 6-30-2014	8.65	(0.17)	1.91	1.74	-	(1.17)
Year ended 6-30-2013	7.71	(0.15)	1.50	1.35	-	(0.41)
Class C Shares
Year ended 6-30-2017	6.80	(0.10)	1.15	1.05	-	(0.33)
Year ended 6-30-2016	8.47	(0.09)	(0.61)	(0.70)	-	(0.97)
Year ended 6-30-2015	9.51	(0.13)	0.67	0.54	-	(1.58)
Year ended 6-30-2014	8.89	(0.15)	1.95	1.80	-	(1.18)
Year ended 6-30-2013	7.89	(0.13)	1.54	1.41	-	(0.41)
Class Y Shares
Year ended 6-30-2017	10.48	(0.02)	1.82	1.80	-	(0.33)
Year ended 6-30-2016	12.46	0.01	(0.90)	(0.89)	-	(1.09)
Year ended 6-30-2015	13.17	(0.03)	0.97	0.94	-	(1.65)
Year ended 6-30-2014	11.82	(0.04)	2.63	2.59	-	(1.24)
Year ended 6-30-2013	10.23	(0.02)	2.02	2.00	-	(0.41)

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.33)	$10.61	17.26%	$1,077	1.32%	-0.47%	1.35%	-0.50%	26%
(1.05)	9.36	-7.25	1,015	1.37	-0.27	1.38	-0.28	40
(1.63)	11.25	7.51	1,816	1.34	-0.53	1.35	-0.54	33
(1.22)	12.06	22.44	1,764	1.36	-0.67	1.37	-0.68	51
(0.41)	10.93	19.55	1,476	1.41	-0.61	1.42	-0.62	38

(0.33)	7.17	15.72	4	2.53	-1.66	2.59	-1.72	26
(0.96)	6.51	-8.22	5	2.53	-1.43	2.54	-1.44	40
(1.57)	8.15	6.28	7	2.47	-1.66	2.48	-1.67	33
(1.17)	9.22	21.04	9	2.50	-1.80	2.51	-1.81	51
(0.41)	8.65	18.30	11	2.62	-1.81	2.63	-1.82	38

(0.33)	7.52	15.93	9	2.32	-1.47	2.34	-1.49	26
(0.97)	6.80	-8.07	8	2.32	-1.23	2.33	-1.24	40
(1.58)	8.47	6.50	11	2.25	-1.44	2.26	-1.45	33
(1.18)	9.51	21.31	12	2.27	-1.58	2.28	-1.59	51
(0.41)	8.89	18.52	11	2.35	-1.54	2.37	-1.56	38

(0.33)	11.95	17.52	588	1.04	-0.18	1.07	-0.21	26
(1.09)	10.48	-6.91	592	1.02	0.14	1.03	0.13	40
(1.65)	12.46	7.86	89	1.01	-0.21	1.02	-0.22	33
(1.24)	13.17	22.82	83	1.02	-0.32	1.03	-0.33	51
(0.41)	11.82	20.08	80	1.02	-0.22	1.03	-0.23	38

WRA SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$12.22	$(0.08)	$3.68	$3.60	$-	$-
Year ended 6-30-2016	15.70	(0.11)	(2.30)	(2.41)	-	(1.07)
Year ended 6-30-2015	16.85	(0.11)	0.42	0.31	-	(1.46)
Year ended 6-30-2014	13.55	(0.09)	4.75	4.66	-	(1.36)
Year ended 6-30-2013	10.45	(0.08)	3.41	3.33	-	(0.23)
Class B Shares(4)
Year ended 6-30-2017	8.52	(0.17)	2.55	2.38	-	-
Year ended 6-30-2016	11.42	(0.18)	(1.65)	(1.83)	-	(1.07)
Year ended 6-30-2015	12.78	(0.20)	0.30	0.10	-	(1.46)
Year ended 6-30-2014	10.65	(0.20)	3.69	3.49	-	(1.36)
Year ended 6-30-2013	8.36	(0.17)	2.69	2.52	-	(0.23)
Class C Shares
Year ended 6-30-2017	8.68	(0.16)	2.60	2.44	-	-
Year ended 6-30-2016	11.60	(0.17)	(1.68)	(1.85)	-	(1.07)
Year ended 6-30-2015	12.95	(0.19)	0.30	0.11	-	(1.46)
Year ended 6-30-2014	10.77	(0.19)	3.73	3.54	-	(1.36)
Year ended 6-30-2013	8.43	(0.16)	2.73	2.57	-	(0.23)
Class Y Shares
Year ended 6-30-2017	13.75	(0.06)	4.15	4.09	-	-
Year ended 6-30-2016	17.48	(0.06)	(2.60)	(2.66)	-	(1.07)
Year ended 6-30-2015	18.55	(0.07)	0.46	0.39	-	(1.46)
Year ended 6-30-2014	14.76	(0.05)	5.20	5.15	-	(1.36)
Year ended 6-30-2013	11.33	(0.04)	3.70	3.66	-	(0.23)

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$-	$15.82	29.46%	$2,703	1.25%	-0.58%	1.25%	-0.58%	22%
(1.07)	12.22	-16.09	2,302	1.27	-0.78	1.28	-0.79	9
(1.46)	15.70	2.28	3,638	1.24	-0.67	1.24	-0.67	29
(1.36)	16.85	35.51	3,736	1.26	-0.58	1.26	-0.58	41
(0.23)	13.55	32.42	2,763	1.32	-0.67	1.33	-0.68	50

-	10.90	27.93	10	2.41	-1.75	2.42	-1.76	22
(1.07)	8.52	-17.08	11	2.37	-1.89	2.38	-1.90	9
(1.46)	11.42	1.30	18	2.30	-1.73	2.30	-1.73	29
(1.36)	12.78	34.10	23	2.32	-1.66	2.32	-1.66	41
(0.23)	10.65	30.81	23	2.49	-1.84	2.50	-1.85	50

-	11.12	28.11	20	2.31	-1.63	2.31	-1.63	22
(1.07)	8.68	-16.99	16	2.28	-1.78	2.29	-1.79	9
(1.46)	11.60	1.36	21	2.20	-1.62	2.20	-1.62	29
(1.36)	12.95	34.20	22	2.19	-1.52	2.19	-1.52	41
(0.23)	10.77	31.15	16	2.31	-1.66	2.32	-1.67	50

-	17.84	29.74	762	1.03	-0.36	1.03	-0.36	22
(1.07)	13.75	-15.87	698	0.99	-0.43	1.00	-0.44	9
(1.46)	17.48	2.51	136	0.99	-0.41	0.99	-0.41	29
(1.36)	18.55	35.93	136	0.99	-0.32	0.99	-0.32	41
(0.23)	14.76	32.81	99	1.01	-0.35	1.02	-0.36	50

WRA SMALL CAP FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$14.68	$(0.14)	$3.61	$3.47	$-	$(0.81)
Year ended 6-30-2016	17.73	(0.12)	(0.75)	(0.87)	-	(2.18)
Year ended 6-30-2015	17.91	(0.13)	1.41	1.28	-	(1.46)
Year ended 6-30-2014	16.87	(0.19)	3.85	3.66	-	(2.62)
Year ended 6-30-2013	14.70	(0.15)	3.08	2.93	-	(0.76)
Class B Shares(4)
Year ended 6-30-2017	10.78	(0.23)	2.61	2.38	-	(0.81)
Year ended 6-30-2016	13.78	(0.22)	(0.60)	(0.82)	-	(2.18)
Year ended 6-30-2015	14.39	(0.25)	1.10	0.85	-	(1.46)
Year ended 6-30-2014	14.09	(0.31)	3.16	2.85	-	(2.55)
Year ended 6-30-2013	12.54	(0.28)	2.59	2.31	-	(0.76)
Class C Shares
Year ended 6-30-2017	11.58	(0.22)	2.82	2.60	-	(0.81)
Year ended 6-30-2016	14.59	(0.19)	(0.64)	(0.83)	-	(2.18)
Year ended 6-30-2015	15.11	(0.23)	1.17	0.94	-	(1.46)
Year ended 6-30-2014	14.66	(0.28)	3.29	3.01	-	(2.56)
Year ended 6-30-2013	12.97	(0.24)	2.69	2.45	-	(0.76)
Class Y Shares
Year ended 6-30-2017	16.63	(0.10)	4.10	4.00	-	(0.81)
Year ended 6-30-2016	19.71	(0.06)	(0.84)	(0.90)	-	(2.18)
Year ended 6-30-2015	19.71	(0.07)	1.57	1.50	-	(1.50)
Year ended 6-30-2014	18.30	(0.13)	4.20	4.07	-	(2.66)
Year ended 6-30-2013	15.81	(0.09)	3.34	3.25	-	(0.76)

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.81)	$17.34	24.18%	$632	1.38%	-0.87%	1.40%	-0.89%	53%
(2.18)	14.68	-4.76	546	1.43	-0.76	1.45	-0.78	42
(1.46)	17.73	7.94	859	1.41	-0.75	1.43	-0.77	42
(2.62)	17.91	22.91	870	1.43	-1.04	1.45	-1.06	47
(0.76)	16.87	21.06	742	1.52	-0.98	1.54	-1.00	40

(0.81)	12.35	22.76	4	2.54	-2.02	2.62	-2.10	53
(2.18)	10.78	-5.88	4	2.56	-1.89	2.58	-1.91	42
(1.46)	13.78	6.80	7	2.53	-1.87	2.55	-1.89	42
(2.55)	14.39	21.47	9	2.53	-2.14	2.55	-2.16	47
(0.76)	14.09	19.70	10	2.70	-2.15	2.72	-2.17	40

(0.81)	13.37	23.10	8	2.27	-1.76	2.30	-1.79	53
(2.18)	11.58	-5.60	7	2.26	-1.59	2.28	-1.61	42
(1.46)	14.59	7.09	9	2.24	-1.58	2.26	-1.60	42
(2.56)	15.11	21.82	10	2.25	-1.86	2.27	-1.88	47
(0.76)	14.66	20.14	10	2.34	-1.80	2.36	-1.82	40

(0.81)	19.82	24.54	271	1.09	-0.58	1.10	-0.59	53
(2.18)	16.63	-4.42	245	1.03	-0.37	1.05	-0.39	42
(1.50)	19.71	8.37	24	1.03	-0.36	1.05	-0.38	42
(2.66)	19.71	23.39	19	1.04	-0.66	1.06	-0.68	47
(0.76)	18.30	21.62	34	1.05	-0.52	1.07	-0.54	40

WRA VANGUARD FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$9.23	$0.00 *	$1.71	$1.71	$-	$(0.63)
Year ended 6-30-2016	10.48	0.00 *	(0.26)	(0.26)	-	(0.99)
Year ended 6-30-2015	10.39	(0.03)	1.26	1.23	- *	(1.14)
Year ended 6-30-2014	9.50	0.00 *	2.62	2.62	- *	(1.73)
Year ended 6-30-2013	8.78	0.02	1.10	1.12	(0.01)	(0.39)
Class B Shares(4)
Year ended 6-30-2017	6.68	(0.08)	1.22	1.14	-	(0.60)
Year ended 6-30-2016	7.90	(0.09)	(0.18)	(0.27)	-	(0.95)
Year ended 6-30-2015	8.15	(0.11)	0.96	0.85	-	(1.10)
Year ended 6-30-2014	7.81	(0.10)	2.13	2.03	-	(1.69)
Year ended 6-30-2013	7.37	(0.08)	0.91	0.83	-	(0.39)
Class C Shares
Year ended 6-30-2017	6.88	(0.07)	1.25	1.18	-	(0.60)
Year ended 6-30-2016	8.09	(0.07)	(0.19)	(0.26)	-	(0.95)
Year ended 6-30-2015	8.31	(0.10)	0.98	0.88	-	(1.10)
Year ended 6-30-2014	7.93	(0.08)	2.15	2.07	-	(1.69)
Year ended 6-30-2013	7.45	(0.06)	0.93	0.87	-	(0.39)
Class Y Shares
Year ended 6-30-2017	9.84	0.03	1.82	1.85	-	(0.64)
Year ended 6-30-2016	11.09	0.03	(0.27)	(0.24)	-	(1.01)
Year ended 6-30-2015	10.94	0.00 *	1.32	1.32	(0.02)	(1.15)
Year ended 6-30-2014	9.91	0.03	2.75	2.78	(0.02)	(1.73)
Year ended 6-30-2013	9.13	0.05	1.15	1.20	(0.03)	(0.39)

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$(0.63)	$10.31	19.31%	$1,111	1.13%	0.01%	1.13%	0.01%		47%
(0.99)	9.23	-2.91	1,032	1.13	-0.04	1.15	-0.06		46
(1.14)	10.48	12.53	1,432	1.13	-0.25	1.15	-0.27		36
(1.73)	10.39	29.25	1,364	1.17	0.02	1.19	-		43
(0.40)	9.50	13.29	1,273	1.21	0.24	1.23	0.22		78

(0.60)	7.22	18.09	3	2.30	-1.16	2.35	-1.21		47
(0.95)	6.68	-4.04	4	2.32	-1.25	2.34	-1.27		46
(1.10)	7.90	11.13	5	2.28	-1.40	2.30	-1.42		36
(1.69)	8.15	27.74	6	2.37	-1.19	2.39	-1.21		43
(0.39)	7.81	11.78	7	2.50	-1.06	2.52	-1.08		78

(0.60)	7.46	18.16	7	2.11	-0.90	2.13	-0.92		47
(0.95)	6.88	-3.79	6	2.09	-1.06	2.11	-1.08		46
(1.10)	8.09	11.40	6	2.08	-1.20	2.10	-1.22		36
(1.69)	8.31	27.91	6	2.16	-0.98	2.18	-1.00		43
(0.39)	7.93	12.20	6	2.26	-0.81	2.28	-0.83		78

(0.64)	11.05	19.57	527	0.87	0.27	0.90	0.24		47
(1.01)	9.84	-2.59	469	0.85	0.26	0.87	0.24		46
(1.17)	11.09	12.76	92	0.85	0.02	0.87	-	*	36
(1.75)	10.94	29.65	86	0.86	0.33	0.88	0.31		43
(0.42)	9.91	13.64	80	0.86	0.57	0.88	0.55		78

WRA WILSHIRE GLOBAL ALLOCATION FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 6-30-2017	$7.94	$0.01	$0.64	$0.65	$-	$-
Year ended 6-30-2016	8.88	0.02	(0.96)	(0.94)	-	-
Year ended 6-30-2015	11.66	0.08	(0.58)	(0.50)	(0.08)	(2.20)
Year ended 6-30-2014	10.21	0.09	1.91	2.00	(0.05)	(0.50)
Year ended 6-30-2013	8.96	0.13	1.34	1.47	(0.22)	-
Class B Shares(5)
Year ended 6-30-2017	7.53	(0.07)	0.61	0.54	-	-
Year ended 6-30-2016	8.52	(0.07)	(0.92)	(0.99)	-	-
Year ended 6-30-2015	11.30	(0.02)	(0.56)	(0.58)	- *	(2.20)
Year ended 6-30-2014	9.96	(0.02)	1.86	1.84	-	(0.50)
Year ended 6-30-2013	8.72	0.03	1.30	1.33	(0.09)	-
Class C Shares
Year ended 6-30-2017	7.60	(0.05)	0.60	0.55	-	-
Year ended 6-30-2016	8.57	(0.05)	(0.92)	(0.97)	-	-
Year ended 6-30-2015	11.36	0.00	(0.57)	(0.57)	(0.02)	(2.20)
Year ended 6-30-2014	9.99	0.00	1.87	1.87	-	(0.50)
Year ended 6-30-2013	8.75	0.05	1.30	1.35	(0.11)	-
Class Y Shares
Year ended 6-30-2017	8.01	0.04	0.65	0.69	-	-
Year ended 6-30-2016	8.94	0.05	(0.98)	(0.93)	-	-
Year ended 6-30-2015	11.71	0.11	(0.58)	(0.47)	(0.10)	(2.20)
Year ended 6-30-2014	10.25	0.14	1.90	2.04	(0.08)	(0.50)
Year ended 6-30-2013	9.01	0.15	1.35	1.50	(0.26)	-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Does not include expenses of underlying Funds in which the Fund invests.
(4)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(5)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver(3)	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)(4)	Portfolio Turnover Rate

$-	$8.59	8.19%	$1,080	1.16%	0.15%	1.21%	0.10%	156%
-	7.94	-10.59	1,370	1.16	0.25	1.16	0.25	64
(2.28)	8.88	-4.46	3,023	1.10	0.80	1.10	0.80	69
(0.55)	11.66	19.69	3,461	1.10	0.82	1.10	0.82	83
(0.22)	10.21	16.50	2,933	1.15	1.33	1.16	1.32	50

-	8.07	7.17	10	2.23	-0.92	2.40	-1.09	156
-	7.53	-11.62	17	2.25	-0.85	2.25	-0.85	64
(2.20)	8.52	-5.40	30	2.11	-0.21	2.11	-0.21	69
(0.50)	11.30	18.55	46	2.08	-0.19	2.08	-0.19	83
(0.09)	9.96	15.29	52	2.14	0.34	2.15	0.33	50

-	8.15	7.24	26	1.97	-0.65	2.06	-0.74	156
-	7.60	-11.32	34	2.01	-0.61	2.01	-0.61	64
(2.22)	8.57	-5.29	52	1.95	-0.04	1.95	-0.04	69
(0.50)	11.36	18.80	68	1.92	-0.01	1.92	-0.01	83
(0.11)	9.99	15.48	66	1.97	0.51	1.98	0.50	50

-	8.70	8.61	630	0.83	0.48	0.88	0.43	156
-	8.01	-10.40	805	0.83	0.63	0.83	0.63	64
(2.30)	8.94	-4.16	64	0.82	1.10	0.82	1.10	69
(0.58)	11.71	20.04	79	0.82	1.21	0.82	1.21	83
(0.26)	10.25	16.82	60	0.84	1.47	0.85	1.46	50

WRA HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 9-30-2017	$6.62	$0.46	$0.16	$0.62	$(0.45)	$-
Year ended 9-30-2016	6.58	0.48	0.03	0.51	(0.47)	-
Year ended 9-30-2015	7.52	0.48	(0.80)	(0.32)	(0.48)	(0.14)
Year ended 9-30-2014	7.66	0.51	0.05	0.56	(0.51)	(0.19)
Year ended 9-30-2013	7.43	0.56	0.24	0.80	(0.57)	-
Class B Shares(4)
Year ended 9-30-2017	6.62	0.38	0.16	0.54	(0.37)	-
Year ended 9-30-2016	6.58	0.40	0.03	0.43	(0.39)	-
Year ended 9-30-2015	7.52	0.40	(0.80)	(0.40)	(0.40)	(0.14)
Year ended 9-30-2014	7.66	0.42	0.05	0.47	(0.42)	(0.19)
Year ended 9-30-2013	7.43	0.48	0.23	0.71	(0.48)	-
Class C Shares
Year ended 9-30-2017	6.62	0.40	0.17	0.57	(0.40)	-
Year ended 9-30-2016	6.58	0.42	0.04	0.46	(0.42)	-
Year ended 9-30-2015	7.52	0.43	(0.80)	(0.37)	(0.43)	(0.14)
Year ended 9-30-2014	7.66	0.45	0.05	0.50	(0.45)	(0.19)
Year ended 9-30-2013	7.43	0.50	0.24	0.74	(0.51)	-
Class Y Shares
Year ended 9-30-2017	6.62	0.48	0.16	0.64	(0.47)	-
Year ended 9-30-2016	6.58	0.49	0.04	0.53	(0.49)	-
Year ended 9-30-2015	7.52	0.50	(0.80)	(0.30)	(0.50)	(0.14)
Year ended 9-30-2014	7.66	0.53	0.05	0.58	(0.53)	(0.19)
Year ended 9-30-2013	7.43	0.58	0.24	0.82	(0.59)	-

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

(5)	Expense ratio based on the period excluding reorganization expenses was 2.21%.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.45)	$6.79	9.63%	$1,179	1.00%		6.81%	-%	-%	40%
(0.47)	6.62	8.33	1,186	1.02		7.49	1.04	7.47	38
(0.62)	6.58	-4.49	1,789	1.00		6.79	1.01	6.78	43
(0.70)	7.52	7.47	1,977	1.00		6.57	1.01	6.56	65
(0.57)	7.66	11.01	1,782	1.03		7.39	1.04	7.38	92

(0.37)	6.79	8.29	3	2.23	(5)	5.58	2.24	5.57	40
(0.39)	6.62	7.00	4	2.25		6.25	2.26	6.24	38
(0.54)	6.58	-5.59	6	2.17		5.60	2.18	5.59	43
(0.61)	7.52	6.29	9	2.11		5.50	2.12	5.49	65
(0.48)	7.66	9.78	11	2.14		6.31	2.15	6.30	92

(0.40)	6.79	8.75	35	1.82		5.99	-	-	40
(0.42)	6.62	7.46	34	1.83		6.66	1.84	6.65	38
(0.57)	6.58	-5.24	37	1.78		6.00	1.79	5.99	43
(0.64)	7.52	6.65	50	1.77		5.81	1.78	5.80	65
(0.51)	7.66	10.15	47	1.80		6.60	1.81	6.59	92

(0.47)	6.79	9.86	758	0.77		7.05	-	-	40
(0.49)	6.62	8.62	850	0.74		7.64	0.76	7.62	38
(0.64)	6.58	-4.24	291	0.73		7.05	0.74	7.04	43
(0.72)	7.52	7.76	325	0.73		6.83	0.74	6.82	65
(0.59)	7.66	11.33	285	0.75		7.66	0.76	7.65	92

WRA MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains
Class A Shares
Year ended 9-30-2017	$4.96	$0.20	$(0.22)	$(0.02)	$(0.21)	$-
Year ended 9-30-2016	4.90	0.22	0.06	0.28	(0.22)	-
Year ended 9-30-2015	4.93	0.22	(0.04)	0.18	(0.21)	-
Year ended 9-30-2014	4.67	0.24	0.26	0.50	(0.24)	-
Year ended 9-30-2013	5.03	0.23	(0.36)	(0.13)	(0.23)	-
Class B Shares(4)
Year ended 9-30-2017	4.96	0.16	(0.23)	(0.07)	(0.16)	-
Year ended 9-30-2016	4.90	0.17	0.06	0.23	(0.17)	-
Year ended 9-30-2015	4.93	0.17	(0.03)	0.14	(0.17)	-
Year ended 9-30-2014	4.67	0.20	0.25	0.45	(0.19)	-
Year ended 9-30-2013	5.03	0.18	(0.36)	(0.18)	(0.18)	-
Class C Shares
Year ended 9-30-2017	4.96	0.17	(0.23)	(0.06)	(0.17)	-
Year ended 9-30-2016	4.90	0.18	0.06	0.24	(0.18)	-
Year ended 9-30-2015	4.93	0.17	(0.03)	0.14	(0.17)	-
Year ended 9-30-2014	4.67	0.20	0.26	0.46	(0.20)	-
Year ended 9-30-2013	5.03	0.19	(0.36)	(0.17)	(0.19)	-
Class Y Shares
Year ended 9-30-2017	4.96	0.21	(0.23)	(0.02)	(0.21)	-
Year ended 9-30-2016(5)	4.96	0.24	(0.17)	0.07	(0.07)	-

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

(5)	For the period from June 10, 2016 (commencement of operations of the class) through September 30, 2016.
(6)	Annualized
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended September 30, 2016.
(8)	Expense ratio based on the period excluding reorganization expenses was 1.81%.
(9)	Expense ratio based on the period excluding reorganization expenses was 1.70%.
(10)	Expense ratio based on the period excluding reorganization expenses was 0.71%.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$(0.21)	$4.73	-0.43%	$607	0.89%		4.29%		0.89%		4.29%		9%
(0.22)	4.96	5.81	708	0.86		4.50		0.88		4.48		4
(0.21)	4.90	3.78	816	0.87		4.37		0.90		4.34		7
(0.24)	4.93	11.03	785	0.90		5.12		0.93		5.09		8
(0.23)	4.67	-2.80	693	0.89		4.57		0.91		4.55		19

(0.16)	4.73	-1.37	1	1.85	(8)	3.36		1.92		3.29		9
(0.17)	4.96	4.80	1	1.83		3.53		1.85		3.51		4
(0.17)	4.90	2.78	1	1.85		3.40		1.87		3.38		7
(0.19)	4.93	9.95	1	1.88		4.15		1.91		4.12		8
(0.18)	4.67	-3.75	2	1.88		3.58		1.90		3.56		19

(0.17)	4.73	-1.24	19	1.73	(9)	3.46		1.76		3.43		9
(0.18)	4.96	4.93	25	1.70		3.66		1.72		3.64		4
(0.17)	4.90	2.92	23	1.71		3.53		1.73		3.51		7
(0.20)	4.93	10.11	24	1.73		4.29		1.76		4.26		8
(0.19)	4.67	-3.58	27	1.70		3.76		1.72		3.74		19

(0.21)	4.73	-0.30	124	0.74	(10)	4.44		0.76		4.42		9
(0.07)	4.96	1.42	149	0.69	(6)	4.69	(6)	0.71	(6)	4.67	(6)	4	(7)

WRA CASH MANAGEMENT

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains
Class A Shares
Year ended 9-30-2017	$1.00	$0.00	*	$0.00	*	$0.00	*	$-	*	$-
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2014	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2013	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Class B Shares(4)
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2014	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2013	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Class C Shares(4)
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2014	1.00	0.00	*	0.00	*	0.00	*	-	*	-
Year ended 9-30-2013	1.00	0.00	*	0.00	*	0.00	*	-	*	-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)

$-*	$1.00	0.27%	$1,378	0.74%	0.27%	0.75%	0.26%
-*	1.00	0.02	1,401	0.49	0.02	0.79	-0.28
-*	1.00	0.02	1,350	0.19	0.02	0.80	-0.59
-*	1.00	0.02	1,271	0.17	0.02	0.79	-0.60
-*	1.00	0.02	1,290	0.25	0.02	0.82	-0.55

-*	1.00	0.02	1	0.96	0.02	1.61	-0.63
-*	1.00	0.02	1	0.49	0.02	1.73	-1.22
-*	1.00	0.02	1	0.19	0.02	1.79	-1.58
-*	1.00	0.02	1	0.17	0.02	1.99	-1.80
-*	1.00	0.02	2	0.26	0.02	1.33	-1.05

-*	1.00	0.02	2	0.98	0.02	1.61	-0.61
-*	1.00	0.02	3	0.46	0.02	1.62	-1.14
-*	1.00	0.02	5	0.18	0.02	1.59	-1.39
-*	1.00	0.02	5	0.17	0.02	1.59	-1.40
-*	1.00	0.02	8	0.24	0.02	1.63	-1.37

IVY BALANCED FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$24.33	$0.20	$0.53	$0.73	$(0.23)	$-
Year ended 3-31-2017	22.99	0.33	1.59	1.92	(0.30)	(0.28)
Year ended 3-31-2016	25.65	0.29	(1.51)	(1.22)	(0.26)	(1.18)
Year ended 3-31-2015	24.38	0.20	1.97	2.17	(0.16)	(0.74)
Year ended 3-31-2014	21.60	0.15	3.25	3.40	(0.10)	(0.52)
Year ended 3-31-2013	20.03	0.19	1.70	1.89	(0.17)	(0.15)
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	24.09	0.11	0.52	0.63	(0.14)	-
Year ended 3-31-2017	22.78	0.15	1.59	1.74	(0.15)	(0.28)
Year ended 3-31-2016	25.45	0.11	(1.50)	(1.39)	(0.10)	(1.18)
Year ended 3-31-2015	24.19	0.01	1.97	1.98	-	(0.72)
Year ended 3-31-2014	21.45	(0.03)	3.23	3.20	-	(0.46)
Year ended 3-31-2013	19.93	0.03	1.69	1.72	(0.05)	(0.15)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	24.17	0.11	0.53	0.64	(0.15)	-
Year ended 3-31-2017	22.85	0.16	1.59	1.75	(0.15)	(0.28)
Year ended 3-31-2016	25.53	0.13	(1.52)	(1.39)	(0.11)	(1.18)
Year ended 3-31-2015	24.26	0.02	1.97	1.99	- *	(0.72)
Year ended 3-31-2014	21.50	(0.01)	3.24	3.23	-	(0.47)
Year ended 3-31-2013	19.98	0.05	1.68	1.73	(0.06)	(0.15)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	24.33	0.23	0.53	0.76	(0.27)	-
Year ended 3-31-2017	22.98	0.39	1.60	1.99	(0.36)	(0.28)
Year ended 3-31-2016	25.63	0.36	(1.52)	(1.16)	(0.31)	(1.18)
Year ended 3-31-2015	24.36	0.26	1.98	2.24	(0.23)	(0.74)
Year ended 3-31-2014	21.58	0.21	3.26	3.47	(0.16)	(0.53)
Year ended 3-31-2013	20.01	0.24	1.69	1.93	(0.21)	(0.15)

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Annualized
(4)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate

$(0.23)	$24.83	3.03%	$613	1.13	%(3)	1.64	%(3)	14%
(0.58)	24.33	8.44	688	1.11		1.40		47
(1.44)	22.99	-4.92	1,311	1.10		1.21		56
(0.90)	25.65	9.06	1,207	1.11		0.78		33
(0.62)	24.38	15.90	863	1.15		0.62		34
(0.32)	21.60	9.56	399	1.17		0.93		35

(0.14)	24.58	2.63	65	1.86	(3)	0.90	(3)	14
(0.43)	24.09	7.68	77	1.84		0.66		47
(1.28)	22.78	-5.62	80	1.83		0.48		56
(0.72)	25.45	8.28	74	1.84		0.04		33
(0.46)	24.19	15.01	70	1.89		-0.11		34
(0.20)	21.45	8.73	44	1.95		0.16		35

(0.15)	24.66	2.64	589	1.83	(3)	0.94	(3)	14
(0.43)	24.17	7.72	707	1.80		0.69		47
(1.29)	22.85	-5.62	892	1.79		0.53		56
(0.72)	25.53	8.34	736	1.80		0.09		33
(0.47)	24.26	15.11	524	1.84		-0.06		34
(0.21)	21.50	8.75	246	1.88		0.23		35

(0.27)	24.82	3.13	602	0.88	(3)	1.89	(3)	14
(0.64)	24.33	8.75	673	0.85		1.63		47
(1.49)	22.98	-4.70	373	0.84		1.47		56
(0.97)	25.63	9.34	315	0.86		1.03		33
(0.69)	24.36	16.21	211	0.88		0.89		34
(0.36)	21.58	9.82	66	0.92		1.19		35

IVY GLOBAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$42.67	$0.11	$4.18	$4.29	$-	$-
Year ended 3-31-2017	39.23	0.04	3.40	3.44	-	-
Year ended 3-31-2016	42.75	(0.09)	(2.49)	(2.58)	(0.04)	(0.90)
Year ended 3-31-2015	41.15	0.19	1.95	2.14	(0.03)	(0.51)
Year ended 3-31-2014	35.50	0.19	5.92	6.11	(0.46)	-
Year ended 3-31-2013	33.45	0.27	2.07	2.34	(0.29)	-
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	36.62	(0.10)	3.58	3.48	-	-
Year ended 3-31-2017	34.07	(0.45)	3.00	2.55	-	-
Year ended 3-31-2016	37.61	(0.44)	(2.20)	(2.64)	-	(0.90)
Year ended 3-31-2015	36.59	(0.15)	1.68	1.53	-	(0.51)
Year ended 3-31-2014	31.63	(0.16)	5.25	5.09	(0.13)	-
Year ended 3-31-2013	29.88	(0.05)	1.84	1.79	(0.04)	-
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	36.98	(0.04)	3.61	3.57	-	-
Year ended 3-31-2017	34.26	(0.29)	3.01	2.72	-	-
Year ended 3-31-2016	37.68	(0.34)	(2.18)	(2.52)	-	(0.90)
Year ended 3-31-2015	36.57	(0.09)	1.71	1.62	-	(0.51)
Year ended 3-31-2014	31.61	(0.08)	5.22	5.14	(0.18)	-
Year ended 3-31-2013	29.85	(0.02)	1.83	1.81	(0.05)	-
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	43.44	0.20	4.25	4.45	-	-
Year ended 3-31-2017	39.81	0.04	3.59	3.63	-	-
Year ended 3-31-2016	43.24	0.05	(2.49)	(2.44)	(0.09)	(0.90)
Year ended 3-31-2015	41.57	0.35	1.96	2.31	(0.13)	(0.51)
Year ended 3-31-2014	35.85	0.40	5.92	6.32	(0.60)	-
Year ended 3-31-2013	33.84	0.33	2.16	2.49	(0.48)	-

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized
(5)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$-	$46.96	10.06%	$119	1.42	%(4)	0.51	%(4)	-%	-%	35%
-	42.67	8.77	115	1.48		0.11		-	-	66
(0.94)	39.23	-6.12	375	1.47		-0.22		-	-	51
(0.54)	42.75	5.26	409	1.45		0.47		-	-	61
(0.46)	41.15	17.26	340	1.49		0.50		-	-	46
(0.29)	35.50	7.04	198	1.48		0.80		-	-	40

-	40.10	9.50	2	2.48	(4)	-0.50	(4)			35
-	36.62	7.48	2	2.67		-1.30		-	-	66
(0.90)	34.07	-7.12	3	2.52		-1.22		-	-	51
(0.51)	37.61	4.25	4	2.43		-0.40		-	-	61
(0.13)	36.59	16.13	5	2.47		-0.46		-	-	46
(0.04)	31.63	5.95	4	2.47		-0.16		-	-	40

-	40.55	9.66	25	2.16	(4)	-0.21	(4)			35
-	36.98	7.94	25	2.21		-0.84		-	-	66
(0.90)	34.26	-6.79	25	2.22		-0.96		-	-	51
(0.51)	37.68	4.51	26	2.21		-0.25		-	-	61
(0.18)	36.57	16.30	28	2.31		-0.23		-	-	46
(0.05)	31.61	6.03	24	2.39		-0.07		-	-	40

-	47.89	10.24	253	1.12	(4)	0.85	(4)			35
-	43.44	9.12	270	1.11		0.10		-	-	66
(0.99)	39.81	-5.73	78	1.09		0.13		-	-	51
(0.64)	43.24	5.66	77	1.09		0.84		-	-	61
(0.60)	41.57	17.73	66	1.11		1.02		-	-	46
(0.48)	35.85	7.38	48	1.13		0.96		-	-	40

IVY MID CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$20.81	$(0.05)	$2.35	$2.30	$-	$-
Year ended 3-31-2017	18.96	(0.08)	2.71	2.63	-	(0.78)
Year ended 3-31-2016	23.43	(0.06)	(2.33)	(2.39)	-	(2.08)
Year ended 3-31-2015	23.45	(0.12)	2.49	2.37	-	(2.39)
Year ended 3-31-2014	20.22	(0.14)	4.17	4.03	-	(0.80)
Year ended 3-31-2013	18.62	(0.09)	1.80	1.71	-	(0.11)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	17.02	(0.11)	1.92	1.81	-	-
Year ended 3-31-2017	15.76	(0.20)	2.24	2.04	-	(0.78)
Year ended 3-31-2016	19.84	(0.19)	(1.96)	(2.15)	-	(1.93)
Year ended 3-31-2015	20.30	(0.25)	2.13	1.88	-	(2.34)
Year ended 3-31-2014	17.66	(0.27)	3.61	3.34	-	(0.70)
Year ended 3-31-2013	16.42	(0.23)	1.58	1.35	-	(0.11)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	18.09	(0.11)	2.03	1.92	-	-
Year ended 3-31-2017	16.69	(0.20)	2.38	2.18	-	(0.78)
Year ended 3-31-2016	20.88	(0.19)	(2.07)	(2.26)	-	(1.93)
Year ended 3-31-2015	21.24	(0.26)	2.25	1.99	-	(2.35)
Year ended 3-31-2014	18.44	(0.26)	3.77	3.51	-	(0.71)
Year ended 3-31-2013	17.11	(0.21)	1.65	1.44	-	(0.11)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	22.23	(0.02)	2.51	2.49	-	-
Year ended 3-31-2017	20.15	(0.03)	2.89	2.86	-	(0.78)
Year ended 3-31-2016	24.77	0.00 *	(2.46)	(2.46)	-	(2.16)
Year ended 3-31-2015	24.60	(0.05)	2.63	2.58	-	(2.41)
Year ended 3-31-2014	21.17	(0.07)	4.36	4.29	-	(0.86)
Year ended 3-31-2013	19.43	(0.04)	1.89	1.85	-	(0.11)

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized
(5)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$-	$23.11	11.05%	$430	1.31	%(4)	-0.43	%(4)	1.33	%(4)	-0.45	%(4)	13%
(0.78)	20.81	13.99	428	1.31		-0.39		1.35		-0.43		14
(2.08)	18.96	-10.27	787	1.29		-0.30		-		-		38
(2.39)	23.43	10.73	1,025	1.28		-0.50		1.29		-0.51		35
(0.80)	23.45	20.09	1,558	1.34		-0.63		-		-		43
(0.11)	20.22	9.28	1,160	1.31		-0.52		-		-		32

-	18.83	10.63	17	2.09	(4)	-1.22	(4)	-		-		13
(0.78)	17.02	13.07	17	2.10		-1.24		-		-		14
(1.93)	15.76	-10.95	19	2.05		-1.06		-		-		38
(2.34)	19.84	9.94	24	2.05		-1.26		-		-		35
(0.70)	20.30	19.14	26	2.10		-1.39		-		-		43
(0.11)	17.66	8.27	21	2.21		-1.42		-		-		32

-	20.01	10.67	209	2.03	(4)	-1.16	(4)	-		-		13
(0.78)	18.09	13.19	213	2.04		-1.16		-		-		14
(1.93)	16.69	-10.92	264	2.01		-1.02		-		-		38
(2.35)	20.88	10.00	343	2.01		-1.22		-		-		35
(0.71)	21.24	19.25	295	2.01		-1.31		-		-		43
(0.11)	18.44	8.46	183	2.07		-1.28		-		-		32

-	24.72	11.20	1,201	1.03	(4)	-0.16	(4)	-		-		13
(0.78)	22.23	14.31	1,112	1.04		-0.15		-		-		14
(2.16)	20.15	-10.00	1,423	1.00		-0.01		-		-		38
(2.41)	24.77	11.09	2,933	0.99		-0.19		-		-		35
(0.86)	24.60	20.52	2,098	0.99		-0.28		-		-		43
(0.11)	21.17	9.57	1,316	1.02		-0.24		-		-		32

IVY SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$56.65	$(0.19)	$9.24	$9.05	$-	$-
Year ended 3-31-2017	46.35	(0.32)	10.62	10.30	-	-
Year ended 3-31-2016	55.95	(0.35)	(7.99)	(8.34)	-	(1.26)
Year ended 3-31-2015	52.71	(0.36)	4.77	4.41	-	(1.17)
Year ended 3-31-2014	39.79	(0.30)	14.54	14.24	-	(1.32)
Year ended 3-31-2013	33.54	(0.27)	6.71	6.44	-	(0.19)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	47.68	(0.36)	7.76	7.40	-	-
Year ended 3-31-2017	39.32	(0.59)	8.95	8.36	-	-
Year ended 3-31-2016	48.01	(0.63)	(6.80)	(7.43)	-	(1.26)
Year ended 3-31-2015	45.73	(0.65)	4.10	3.45	-	(1.17)
Year ended 3-31-2014	34.92	(0.59)	12.72	12.13	-	(1.32)
Year ended 3-31-2013	29.69	(0.48)	5.90	5.42	-	(0.19)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	49.39	(0.36)	8.04	7.68	-	-
Year ended 3-31-2017	40.70	(0.59)	9.28	8.69	-	-
Year ended 3-31-2016	49.63	(0.63)	(7.04)	(7.67)	-	(1.26)
Year ended 3-31-2015	47.21	(0.65)	4.24	3.59	-	(1.17)
Year ended 3-31-2014	35.99	(0.58)	13.12	12.54	-	(1.32)
Year ended 3-31-2013	30.57	(0.47)	6.08	5.61	-	(0.19)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	61.88	(0.12)	10.10	9.98	-	-
Year ended 3-31-2017	50.49	(0.19)	11.58	11.39	-	-
Year ended 3-31-2016	60.64	(0.22)	(8.67)	(8.89)	-	(1.26)
Year ended 3-31-2015	56.87	(0.23)	5.17	4.94	-	(1.17)
Year ended 3-31-2014	42.72	(0.19)	15.66	15.47	-	(1.32)
Year ended 3-31-2013	35.88	(0.17)	7.20	7.03	-	(0.19)

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$-	$65.70	15.97%	$1,090	1.25	%(4)	-0.62	%(4)	-%	-%	11%
-	56.65	22.22	1,026	1.30		-0.66		-	-	16
(1.26)	46.35	-15.10	1,790	1.28		-0.69		-	-	24
(1.17)	55.95	8.48	2,198	1.26		-0.67		-	-	32
(1.32)	52.71	35.99	1,998	1.26		-0.63		-	-	35
(0.19)	39.79	19.28	759	1.37		-0.79		-	-	43

-	55.08	15.54	45	2.02	(4)	-1.40	(4)	-	-	11
-	47.68	21.26	48	2.06		-1.41		-	-	16
(1.26)	39.32	-15.71	52	2.02		-1.42		-	-	24
(1.17)	48.01	7.67	69	2.01		-1.42		-	-	32
(1.32)	45.73	34.91	71	2.04		-1.42		-	-	35
(0.19)	34.92	18.37	40	2.17		-1.59		-	-	43

-	57.07	15.57	690	1.98	(4)	-1.35	(4)	-	-	11
-	49.39	21.35	683	2.00		-1.35		-	-	16
(1.26)	40.70	-15.68	833	1.97		-1.37		-	-	24
(1.17)	49.63	7.73	999	1.95		-1.37		-	-	32
(1.32)	47.21	35.02	776	1.97		-1.34		-	-	35
(0.19)	35.99	18.47	278	2.07		-1.50		-	-	43

-	71.86	16.13	1,456	0.99	(4)	-0.37	(4)	-	-	11
-	61.88	22.56	1,327	1.00		-0.35		-	-	16
(1.26)	50.49	-14.84	1,364	0.97		-0.39		-	-	24
(1.17)	60.64	8.79	1,871	0.97		-0.39		-	-	32
(1.32)	56.87	36.37	1,411	0.99		-0.36		-	-	35
(0.19)	42.72	19.70	322	1.04		-0.46		-	-	43

IVY SMALL CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$17.23	$(0.08)	$1.72	$1.64	$-	$-
Year ended 3-31-2017	14.81	(0.13)	3.58	3.45	-	(1.03)
Year ended 3-31-2016	18.71	(0.14)	(1.43)	(1.57)	-	(2.33)
Year ended 3-31-2015	18.51	(0.14)	1.52	1.38	-	(1.18)
Year ended 3-31-2014	16.33	(0.19)	4.04	3.85	-	(1.67)
Year ended 3-31-2013	14.51	(0.14)	2.35	2.21	-	(0.39)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	13.11	(0.12)	1.31	1.19	-	-
Year ended 3-31-2017	11.57	(0.21)	2.78	2.57	-	(1.03)
Year ended 3-31-2016	15.28	(0.23)	(1.15)	(1.38)	-	(2.33)
Year ended 3-31-2015	15.47	(0.25)	1.24	0.99	-	(1.18)
Year ended 3-31-2014	13.95	(0.30)	3.42	3.12	-	(1.60)
Year ended 3-31-2013	12.57	(0.25)	2.02	1.77	-	(0.39)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	14.28	(0.12)	1.42	1.30	-	-
Year ended 3-31-2017	12.50	(0.20)	3.01	2.81	-	(1.03)
Year ended 3-31-2016	16.27	(0.21)	(1.23)	(1.44)	-	(2.33)
Year ended 3-31-2015	16.35	(0.23)	1.33	1.10	-	(1.18)
Year ended 3-31-2014	14.63	(0.28)	3.60	3.32	-	(1.60)
Year ended 3-31-2013	13.12	(0.21)	2.11	1.90	-	(0.39)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	21.96	(0.07)	2.19	2.12	-	-
Year ended 3-31-2017	18.57	(0.10)	4.52	4.42	-	(1.03)
Year ended 3-31-2016	22.77	(0.09)	(1.77)	(1.86)	(0.01)	(2.33)
Year ended 3-31-2015	22.19	(0.09)	1.85	1.76	-	(1.18)
Year ended 3-31-2014	19.26	(0.15)	4.80	4.65	-	(1.72)
Year ended 3-31-2013	16.98	(0.09)	2.76	2.67	-	(0.39)

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$-	$18.87	9.52%	$254	1.38	%(4)	-0.95	%(4)	-%	-%	20%
(1.03)	17.23	23.58	236	1.41		-0.81		-	-	53
(2.33)	14.81	-8.91	325	1.44		-0.80		-	-	43
(1.18)	18.71	8.03	384	1.43		-0.80		-	-	43
(1.67)	18.51	24.27	406	1.43		-1.07		-	-	45
(0.39)	16.33	15.70	281	1.49		-0.97		-	-	38

-	14.30	9.08	8	2.22	(4)	-1.79	(4)	-	-	20
(1.03)	13.11	22.55	8	2.24		-1.66		-	-	53
(2.33)	11.57	-9.71	8	2.32		-1.69		-	-	43
(1.18)	15.28	7.07	11	2.31		-1.69		-	-	43
(1.60)	15.47	23.14	13	2.34		-1.99		-	-	45
(0.39)	13.95	14.61	11	2.49		-1.96		-	-	38

-	15.58	9.10	180	2.05	(4)	-1.62	(4)	-	-	20
(1.03)	14.28	22.80	176	2.07		-1.49		-	-	53
(2.33)	12.50	-9.48	166	2.07		-1.43		-	-	43
(1.18)	16.27	7.36	207	2.07		-1.44		-	-	43
(1.60)	16.35	23.43	225	2.08		-1.73		-	-	45
(0.39)	14.63	15.00	189	2.13		-1.61		-	-	38

-	24.08	9.65	376	1.08	(4)	-0.64	(4)	-	-	20
(1.03)	21.96	24.03	313	1.07		-0.51		-	-	53
(2.34)	18.57	-8.59	169	1.06		-0.43		-	-	43
(1.18)	22.77	8.42	214	1.06		-0.43		-	-	43
(1.72)	22.19	24.78	246	1.06		-0.71		-	-	45
(0.39)	19.26	16.13	176	1.07		-0.54		-	-	38

IVY LARGE CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$19.17	$(0.01)	$2.27	$2.26	$-	$-
Year ended 3-31-2017	17.66	0.00 *	2.42	2.42	-	(0.91)
Year ended 3-31-2016	19.19	(0.03)	(0.32)	(0.35)	-	(1.18)
Year ended 3-31-2015	17.59	(0.04)	3.03	2.99	-	(1.39)
Year ended 3-31-2014	15.87	0.01	3.75	3.76	-	(2.04)
Year ended 3-31-2013	15.14	0.03	0.73	0.76	(0.03)	-
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	15.09	(0.08)	1.79	1.71	-	-
Year ended 3-31-2017	14.22	(0.14)	1.92	1.78	-	(0.91)
Year ended 3-31-2016	15.82	(0.16)	(0.26)	(0.42)	-	(1.18)
Year ended 3-31-2015	14.84	(0.16)	2.53	2.37	-	(1.39)
Year ended 3-31-2014	13.73	(0.12)	3.21	3.09	-	(1.98)
Year ended 3-31-2013	13.20	(0.10)	0.63	0.53	-	-
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	16.22	(0.07)	1.92	1.85	-	-
Year ended 3-31-2017	15.19	(0.11)	2.05	1.94	-	(0.91)
Year ended 3-31-2016	16.78	(0.14)	(0.27)	(0.41)	-	(1.18)
Year ended 3-31-2015	15.64	(0.15)	2.68	2.53	-	(1.39)
Year ended 3-31-2014	14.36	(0.11)	3.37	3.26	-	(1.98)
Year ended 3-31-2013	13.78	(0.08)	0.66	0.58	-	-
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	20.08	0.02	2.37	2.39	-	-
Year ended 3-31-2017	18.41	0.05	2.53	2.58	-	(0.91)
Year ended 3-31-2016	19.90	0.02	(0.33)	(0.31)	-	(1.18)
Year ended 3-31-2015	18.15	0.01	3.13	3.14	-	(1.39)
Year ended 3-31-2014	16.31	0.06	3.85	3.91	(0.03)	(2.04)
Year ended 3-31-2013	15.54	0.07	0.76	0.83	(0.06)	-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$-	$21.43	11.79%	$527	1.15	%(4)	-0.07	%(4)	1.16	%(4)	-0.08	%(4)	25%
(0.91)	19.17	14.12	487	1.15		0.01		1.19		-0.03		43
(1.18)	17.66	-2.08	1,197	1.15		-0.15		1.16		-0.16		38
(1.39)	19.19	17.45	1,093	1.15		-0.20		1.17		-0.22		36
(2.04)	17.59	24.21	1,090	1.15		0.07		1.19		0.03		50
(0.03)	15.87	5.03	994	1.15		0.22		1.22		0.15		73

-	16.80	11.33	9	2.03	(4)	-0.94	(4)	-		-		25
(0.91)	15.09	13.01	10	2.08		-0.94		-		-		43
(1.18)	14.22	-2.98	11	2.07		-1.07		-		-		38
(1.39)	15.82	16.49	12	2.01		-1.06		-		-		36
(1.98)	14.84	23.08	11	2.06		-0.84		-		-		50
-	13.73	4.02	11	2.15		-0.78		2.18		-0.81		73

-	18.07	11.41	96	1.87	(4)	-0.79	(4)	-		-		25
(0.91)	16.22	13.24	97	1.87		-0.73		-		-		43
(1.18)	15.19	-2.74	107	1.86		-0.85		-		-		38
(1.39)	16.78	16.67	94	1.86		-0.92		-		-		36
(1.98)	15.64	23.17	78	1.90		-0.68		-		-		50
-	14.36	4.28	71	1.93		-0.57		-		-		73

-	22.47	11.90	1,002	0.88	(4)	0.20	(4)	0.89	(4)	0.19	(4)	25
(0.91)	20.08	14.42	961	0.88		0.24		0.88		0.24		43
(1.18)	18.41	-1.79	272	0.88		0.11		-		-		38
(1.39)	19.90	17.75	318	0.88		0.04		-		-		36
(2.07)	18.15	24.52	118	0.88		0.34		0.88		0.34		50
(0.06)	16.31	5.36	142	0.88		0.45		0.89		0.45		73

IVY HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$7.60	$0.27	$0.02	$0.29	$(0.27)	$-
Year ended 3-31-2017	6.91	0.55	0.68	1.23	(0.54)	-
Year ended 3-31-2016	8.09	0.58	(1.19)	(0.61)	(0.57)	-
Year ended 3-31-2015	8.75	0.57	(0.52)	0.05	(0.57)	(0.14)
Year ended 3-31-2014	8.72	0.58	0.18	0.76	(0.60)	(0.13)
Year ended 3-31-2013	8.30	0.63	0.52	1.15	(0.63)	(0.10)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	7.60	0.24	0.02	0.26	(0.24)	-
Year ended 3-31-2017	6.91	0.49	0.68	1.17	(0.48)	-
Year ended 3-31-2016	8.09	0.53	(1.19)	(0.66)	(0.52)	-
Year ended 3-31-2015	8.75	0.51	(0.52)	(0.01)	(0.51)	(0.14)
Year ended 3-31-2014	8.72	0.52	0.17	0.69	(0.53)	(0.13)
Year ended 3-31-2013	8.30	0.57	0.52	1.09	(0.57)	(0.10)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	7.60	0.25	0.02	0.27	(0.25)	-
Year ended 3-31-2017	6.91	0.50	0.68	1.18	(0.49)	-
Year ended 3-31-2016	8.09	0.53	(1.19)	(0.66)	(0.52)	-
Year ended 3-31-2015	8.75	0.51	(0.52)	(0.01)	(0.51)	(0.14)
Year ended 3-31-2014	8.72	0.52	0.18	0.70	(0.54)	(0.13)
Year ended 3-31-2013	8.30	0.57	0.52	1.09	(0.57)	(0.10)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	7.60	0.28	0.02	0.30	(0.28)	-
Year ended 3-31-2017	6.91	0.56	0.69	1.25	(0.56)	-
Year ended 3-31-2016	8.09	0.60	(1.19)	(0.59)	(0.59)	-
Year ended 3-31-2015	8.75	0.59	(0.52)	0.07	(0.59)	(0.14)
Year ended 3-31-2014	8.72	0.60	0.18	0.78	(0.62)	(0.13)
Year ended 3-31-2013	8.30	0.65	0.52	1.17	(0.65)	(0.10)

(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized
(5)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate

$(0.27)	$7.62	3.90%	$1,221	0.95	%(4)	7.15	%(4)	-%	-%	20%
(0.54)	7.60	18.34	1,250	0.97		7.51		-	-	35
(0.57)	6.91	-7.75	1,865	0.96		7.71		-	-	29
(0.71)	8.09	0.62	2,920	0.94		6.70		-	-	44
(0.73)	8.75	9.09	4,151	0.93		6.68		-	-	75
(0.73)	8.72	14.50	3,080	0.93		7.42		-	-	68

(0.24)	7.62	3.50	70	1.72	(4)	6.39	(4)	-	-	20
(0.48)	7.60	17.46	79	1.72		6.72		-	-	35
(0.52)	6.91	-8.43	84	1.70		6.98		-	-	29
(0.65)	8.09	-0.13	133	1.67		5.98		-	-	44
(0.66)	8.75	8.28	165	1.68		5.96		-	-	75
(0.67)	8.72	13.64	152	1.69		6.65		-	-	68

(0.25)	7.62	3.53	903	1.67	(4)	6.43	(4)	-	-	20
(0.49)	7.60	17.51	970	1.67		6.77		-	-	35
(0.52)	6.91	-8.40	1,025	1.66		7.02		-	-	29
(0.65)	8.09	-0.07	1,618	1.64		6.02		-	-	44
(0.67)	8.75	8.32	1,919	1.64		5.98		-	-	75
(0.67)	8.72	13.71	1,501	1.64		6.70		-	-	68

(0.28)	7.62	4.02	1,708	0.72	(4)	7.37	(4)	-	-	20
(0.56)	7.60	18.64	1,737	0.71		7.69		-	-	35
(0.59)	6.91	-7.52	1,266	0.70		7.94		-	-	29
(0.73)	8.09	0.88	2,523	0.69		6.91		-	-	44
(0.75)	8.75	9.36	4,075	0.69		6.90		-	-	75
(0.75)	8.72	14.77	2,513	0.70		7.64		-	-	68

IVY MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$5.09	$0.09	$0.02	$0.11	$(0.10)	$-
Year ended 3-31-2017	5.28	0.23	(0.19)	0.04	(0.23)	-
Year ended 3-31-2016	5.31	0.22	(0.03)	0.19	(0.22)	-
Year ended 3-31-2015	5.03	0.23	0.28	0.51	(0.23)	-
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)
Year ended 3-31-2013	5.23	0.21	0.24	0.45	(0.21)	-
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	5.09	0.07	0.02	0.09	(0.08)	-
Year ended 3-31-2017	5.28	0.19	(0.19)	0.00 *	(0.19)	-
Year ended 3-31-2016	5.31	0.18	(0.03)	0.15	(0.18)	-
Year ended 3-31-2015	5.03	0.19	0.28	0.47	(0.19)	-
Year ended 3-31-2014	5.47	0.20	(0.42)	(0.22)	(0.20)	(0.02)
Year ended 3-31-2013	5.23	0.17	0.24	0.41	(0.17)	-
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	5.09	0.08	0.01	0.09	(0.08)	-
Year ended 3-31-2017	5.28	0.19	(0.19)	0.00 *	(0.19)	-
Year ended 3-31-2016	5.31	0.18	(0.03)	0.15	(0.18)	-
Year ended 3-31-2015	5.03	0.19	0.28	0.47	(0.19)	-
Year ended 3-31-2014	5.47	0.20	(0.42)	(0.22)	(0.20)	(0.02)
Year ended 3-31-2013	5.23	0.17	0.24	0.41	(0.17)	-
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	5.09	0.10	0.01	0.11	(0.10)
Year ended 3-31-2017	5.28	0.24	(0.19)	0.05	(0.24)	-
Year ended 3-31-2016	5.31	0.23	(0.03)	0.20	(0.23)	-
Year ended 3-31-2015	5.03	0.24	0.28	0.52	(0.24)	-
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)
Year ended 3-31-2013	5.23	0.22	0.24	0.45	(0.22)	-

*	Not shown due to rounding.
(1)	Based on average weekly shares outstanding.
(2)	Based on NAV, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods less than one year are not annualized.
(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.
(5)

These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate

$(0.10)	$5.10	2.08%	$201	0.88	%(4)	3.67	%(4)	0.91	%(4)	3.64	%(4)	1%
(0.23)	5.09	0.65	235	0.87		4.27		-		-		8
(0.22)	5.28	3.61	389	0.86		4.19		0.88		4.17		4
(0.23)	5.31	10.29	377	0.85		4.46		0.87		4.44		9
(0.26)	5.03	-3.32	366	0.86		4.58		0.87		4.57		21
(0.21)	5.47	8.71	545	0.84		3.91		0.85		3.90		9

(0.08)	5.10	1.73	10	1.62	(4)	2.91	(4)	1.69	(4)	2.84	(4)	1
(0.19)	5.09	-0.11	11	1.62		3.52		1.63		3.51		8
(0.18)	5.28	2.84	14	1.62		3.43		1.64		3.41		4
(0.19)	5.31	9.44	15	1.62		3.69		1.64		3.67		9
(0.22)	5.03	-4.07	15	1.64		3.82		1.65		3.81		21
(0.17)	5.47	7.86	19	1.62		3.12		1.63		3.11		9

(0.08)	5.10	1.75	160	1.58	(4)	2.96	(4)	1.65	(4)	2.89	(4)	1
(0.19)	5.09	-0.07	182	1.58		3.56		1.60		3.54		8
(0.18)	5.28	2.87	237	1.58		3.47		1.60		3.45		4
(0.19)	5.31	9.50	238	1.58		3.72		1.60		3.70		9
(0.22)	5.03	-4.04	216	1.60		3.84		1.61		3.83		21
(0.17)	5.47	7.92	323	1.57		3.17		1.59		3.15		9

(0.10)	5.10	2.17	534	0.68	(4)	3.85	(4)	0.75	(4)	3.78	(4)	1
(0.24)	5.09	0.84	617	0.68		4.46		0.69		4.45		8
(0.23)	5.28	3.80	701	0.67		4.38		0.69		4.36		4
(0.24)	5.31	10.50	703	0.68		4.62		0.70		4.60		9
(0.26)	5.03	-3.16	586	0.69		4.76		0.70		4.75		21
(0.22)	5.47	8.88	749	0.68		4.06		0.69		4.05		9

APPENDIX C – DESCRIPTIONS OF PRINCIPAL INVESTMENT RISKS

Alternative Minimum Tax Risk – The Fund may invest in municipal bonds the interest on which (and, therefore, any part of Fund dividends attributable to such interest) is an item of tax preference for purposes of the Federal Alternative Minimum Tax (AMT). If a Fund shareholder’s AMT liability is increased as a result of such treatment, that would reduce the Fund’s after-tax return to the shareholder.

Amortized Cost Risk – In the event that the Board determines that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Fund shares or liquidating the Fund.

Bond Funds Risk – A portion of the Fund’s assets may be invested in funds that have exposure to bonds and other fixed-income securities. The principal risks that may be encountered by such investments are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

Company Risk – A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

Concentration Risk – Because the Fund invests more than 25% of its total assets in the science and technology industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of science and technology securities.

Credit Risk – An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Depositary Receipts Risk – Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) generally are subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted.

Derivatives Risk – The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund’s NAV and the risk that fluctuations in the value of the derivatives may not correlate with the reference instrument underlying the derivative. Derivatives can be highly complex, can create investment leverage, may perform in unanticipated ways and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of the adviser as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate specifically with the security or other risk being hedged. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might be beneficial. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction. When the Fund uses derivatives, it likely will be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. The need to provide margin or collateral and/or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivatives instruments could limit the Fund’s ability to pursue its investment strategies.

Dividend-Paying Stock Risk – Dividend-paying stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.

Emerging Market Risk – Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.

Energy Sector Risk – Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.

Equity Funds Risk – The Fund invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Fund is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.

Extension Risk – A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage-backed or asset-backed securities, more slowly than expected, thus lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

Focus Risk – At times, the Fund may invest significantly in municipal bonds that finance similar types of projects, such as those in health care, life care, education, transportation and special tax sections, and in municipal bonds of issuers located in the same geographic area. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, likely would affect all similar projects, thereby increasing market risk.

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Exposure Risk – The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in connection with investments in emerging markets. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Fund of Funds Risk – The ability of the Fund to meet its investment objective is directly related to its target allocations among the Underlying Affiliated Funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the Underlying Affiliated Funds in which it invests. In general, the Fund is subject to the same risks as those of the Underlying Affiliated Funds it holds. The adviser has the authority to select and replace Underlying Affiliated Funds. The adviser is subject to a potential conflict of interest in doing so because the adviser serves as the investment manager to some of the Underlying Affiliated Funds and the advisory fees paid by some of those funds are higher than fees paid by other Underlying Affiliated Funds. It is important to note, however, that the adviser has a fiduciary duty to the Fund and must act in the Fund’s best interests.

Growth Stock Risk – Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

Holdings Risk – The Fund typically holds a limited number of stocks and the Fund’s portfolio managers also tend to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio managers invested a greater portion of the Fund’s total assets in a larger number of stocks.

Initial Public Offering (IPO) Risk – Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as the Fund grows.

Income Risk – The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Interest Rate Risk – A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The Fund may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

Investment Company Securities Risk – Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses, which could result in the duplication of certain fees.

Large Company Risk – Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Liquidity Risk – Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly.

Loan Risk – In addition to the risks typically associated with fixed-income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. The risks associated with loans are similar to the risks of low-rated debt securities or “junk” bonds since loans typically are below investment grade. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be difficult to value, sometimes trade infrequently on the secondary market and generally are subject to extended settlement periods. Any of these factors may impair the Fund’s ability to sell or realize promptly the full value of its loans in the event of a need to liquidate such loans. Accordingly, loans that have been sold may not be immediately available to meet redemptions. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of the collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy and other insolvency laws. These risks could cause the Fund to lose income or principal on a particular investment, which could affect the Fund’s returns. In addition, loans also are subject to the risk that a court could subordinate the loan to presently existing or future indebtedness or take other action detrimental to the holders of the loan. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. Loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions.

With loan assignments, as an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. With loan participations, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the Fund could enforce its rights directly against the borrower.

Low-Rated Securities Risk – In general, low-rated debt securities (commonly referred to as high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment-grade debt securities.

Management Risk – Fund performance is primarily dependent on the investment adviser’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

Market Risk – Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Mid-Size Company Risk – Securities of mid-capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid-capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

Money Market Fund Regulatory Risk – As a money market fund, the Fund is subject to the specific rules governing money market funds and is subject to regulation by the SEC. These rules govern the manner in which the Fund is structured and operated and could significantly affect the money market fund industry generally and, therefore, may impact Fund expenses, operations, returns, and liquidity.

Political, Legislative or Regulatory Risk – The municipal securities market generally, or certain municipal securities in particular, may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.

Portfolio Turnover Risk – The risk that frequent buying and selling of investments involve higher costs to the Fund and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of net short-term capital gains. The payment of taxes on distributions of these gains could adversely affect a shareholder’s after-tax return on its investment in the Fund. Any distributions attributable to such net gains will be taxed as ordinary income for Federal income tax purposes.

Preferred Stock Risk – Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Preferred stock also is subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock.

Private Placement and Other Restricted Securities Risk – Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. Privately placed securities and other restricted securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund finds it difficult to sell these securities when the adviser believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair value of such securities for purposes of computing the NAV of the Fund.

Reinvestment Risk – A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Science and Technology Industry Risk – Investment risks associated with investing in science and technology securities, in addition to other risks, include: operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and obsolescence of existing technology. In addition, these securities may be impacted by commodity and energy prices, which can be volatile, and may increase the volatility of these securities.

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk – Securities of small-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization companies at the desired time.

Taxability Risk – The Fund and its investment manager rely on the opinion of an issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to Federal income tax. However, after the Fund buys a security backed by such an opinion, the Internal Revenue Service (IRS) may determine that interest on the security is, in fact, taxable, in which event the dividends the Fund pays with respect to that interest would be subject to Federal income tax (unless that determination is overturned in a judicial proceeding).

U.S. Government Securities Risk – Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Value Stock Risk – Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the adviser, undervalued. The value of a security believed by the adviser to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(913) 236-2000

STATEMENT OF ADDITIONAL INFORMATION

Dated January 17, 2018

This Statement of Additional Information (the “SAI”) relates to the reorganization of eleven series of the Waddell and Reed Advisors Funds (the “WRA Trust”) (each, a “WRA Fund” and collectively, the “WRA Funds”), into eleven corresponding series (each, an “Ivy Fund” and collectively, the “Ivy Funds”) of Ivy Funds, an affiliated investment company (the “Ivy Trust”). The Ivy Funds are managed by Ivy Investment Management Company (“IICO”), an affiliate of Waddell & Reed Investment Management Company (“WRIMCO”), the investment manager of the WRA Funds. Both IICO and WRIMCO are subsidiaries of Waddell & Reed Financial, Inc.

Each WRA Fund will transfer all of its assets and liabilities attributable to Class A, Class B, Class C and Class Y shares to a corresponding Ivy Fund in exchange for Class A, Class B, Class C and Class I shares of the corresponding Ivy Fund with an aggregate net asset value (“NAV”) equal to the net value of the assets and liabilities transferred by each WRA Fund (the “Reorganization”), as set forth below in the chart:

WRA Funds	Ivy Funds
Equity Funds
WRA Accumulative Fund	Ivy Accumulative Fund
WRA Continental Income Fund	Ivy Balanced Fund
WRA Global Growth Fund	Ivy Global Growth Fund
WRA New Concepts Fund	Ivy Mid Cap Growth Fund
WRA Science and Technology Fund	Ivy Science and Technology Fund
WRA Small Cap Fund	Ivy Small Cap Growth Fund
WRA Vanguard Fund	Ivy Large Cap Growth Fund
WRA Wilshire Global Allocation Fund	Ivy Wilshire Global Allocation Fund

Fixed Income Funds
WRA High Income Fund	Ivy High Income Fund
WRA Municipal High Income Fund	Ivy Municipal High Income Fund

Money Market Fund
WRA Cash Management	Ivy Cash Management Fund

This SAI contains information which may be of interest to shareholders but which is not included in the Combined Prospectus and Information Statement dated January 17, 2018 (the “Prospectus/Information Statement”), which relates to the Reorganization.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated January 17, 2018. The Prospectus/Information Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Ivy Trust at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.

Table of Contents

I. Additional Information about the Ivy Funds and WRA Funds	2

II. Financial Statements	2

III. Pro Forma Financial Statements	2

I. Additional Information about the Ivy Funds and WRA Funds

Further information about Class A shares, Class B shares, Class C shares and Class I shares of the Ivy Funds is contained in, and incorporated herein by reference to, the SAI of the Ivy Funds dated July 5, 2017 and the supplements dated July 14, 2017, August 18, 2017, September 29, 2017, November 22, 2017 and November 28, 2017 (Accession Nos. 0001193125-17-225159/228574/261970/
299238/350562 and 353724).

Further information about Class A shares, Class B shares, Class C shares and Class I shares of the Ivy Accumulative Fund, Ivy Wilshire Global Allocation Fund, and the Ivy Cash Management Fund (the “Shell Ivy Funds”) is contained in, and incorporated herein by reference to, the SAI of the Shell Ivy Funds dated January 8, 2018 as supplemented to date (previously filed on EDGAR, Accession No. 0001193125-18-010088).

The Statement of Additional Information for the WRA Funds, dated October 31, 2017, as supplemented to date (the “WRA SAI”) (previously filed on EDGAR, Accession No. 0001193125-17-332738).

II. Financial Statements

1.	Annual Report of the WRA Funds for the fiscal year ended September 30, 2017 (fixed income and money market funds) (previously filed on EDGAR, Accession No. Accession No. 0001193125-17-363467). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

2.	Annual Report of the WRA Funds for the fiscal year ended June 30, 2017 (equity funds) (previously filed on EDGAR, Accession No. 0001193125-17-278973). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3.	Annual Report of the Ivy Funds for the fiscal year ended March 31, 2017 (previously filed on EDGAR, Accession No. 0001193125-17-197772). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

4.	Semiannual Report of the Ivy Funds for the period ended September 30, 2017 (previously filed on EDGAR, Accession No. 0001193125-17-363464). Only the financial statements included in the Semiannual Report are incorporated herein by reference, and no other parts of the Semiannual Report are incorporated herein by reference.

5.	The Shell Ivy Funds do not have any annual or semiannual reports because they have not yet commenced operations

III. Pro Forma Financial Statements

WRA FUNDS

IVY FUNDS

PRO FORMA FINANCIAL INFORMATION

(UNAUDITED)

The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the WRA Funds and Ivy Funds at September 30, 2017 and assumes the Reorganization occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the WRA Funds and Ivy Funds for the twelve months ended September 30, 2017 and assumes the merger occurred at the beginning of the period. In addition, the Pro Forma Financial Information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Prospectus/Information Statement.

2

The Pro Forma financial information has been estimated in good faith based upon information regarding the WRA Funds and the Ivy Funds for the twelve month period ended September 30, 2017. The Pro Forma Financial Information should be read in conjunction with the historical financial statements and notes thereto of the WRA Funds and the Ivy Funds, which are available in their respective annual and semi–annual shareholder reports.

Pro Forma financial information has not been prepared for the reorganization of the WRA Accumulative Fund into the Ivy Accumulative Fund, the WRA Wilshire Global Allocation Fund into the Ivy Wilshire Global Allocation Fund and the WRA Cash Management into the Ivy Cash Management Fund because the WRA Accumulative Fund, WRA Wilshire Global Allocation Fund and WRA Cash Management will be reorganized into newly organized shell investment companies with no assets and liabilities that will commence operation upon completion of the Reorganization and will continue the operation of the WRA Accumulative Fund, WRA Wilshire Global Allocation Fund and WRA Cash Management.

3

Pro Forma Statement of Assets and Liabilities (Unaudited)

September 30, 2017

(in thousands, except per share amounts)	WRA Continental Income Fund	Ivy Balanced Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$1,396,873	$1,927,419	$—		$3,324,292

Investments at Value	1,396,873	1,927,419	—		3,324,292

Cash	187	162	—		349
Investment securities sold receivable	13,625	19,191	—		32,816
Dividends and interest receivable	3,801	5,307	—		9,108
Capital shares sold receivable	221	1,652	—		1,873
Prepaid and other assets	106	106	—		212

Total assets	1,414,813	1,953,837	—		3,368,650

LIABILITIES
Investment securities purchased payable	1,491	1,491	—		2,982
Capital shares redeemed payable	880	4,730	—		5,610
Independent Trustees and Chief Compliance Officer fees payable	274	77	—		351
Distribution and service fees payable	12	45	—		57
Shareholder servicing payable	217	433	—		650
Investment management fee payable	53	72	—		125
Accounting services fee payable	22	23	—		45
Other liabilities	12	42	152	(a)	206

Total liabilities	2,961	6,913	152		10,026

Total Net Assets	$1,411,852	$1,946,924	$(152)		$3,358,624

NET ASSETS
Capital paid in (shares authorized - unlimited)	$1,210,075	$1,641,850	$—		$2,851,925
Distributions in excess of net investment income	5,412	8,729	(152)		13,989
Accumulated net realized gain	43,867	86,363	—		130,230
Net unrealized appreciation	152,498	209,982	—		362,480

Total Net Assets	$1,411,852	$1,946,924	$(152)		$3,358,624

Class A
Net Assets	$814,697	$612,903	$(48	) (a)	$1,427,552
Outstanding Shares	83,341	24,686	(50,534	) (b)	57,493
Net asset value per share	$9.78	$24.83			$24.83
Add: selling commission (5.75% of offering price)	0.60	1.51			1.51

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$10.38	$26.34			$26.34

Class B
Net Assets	$2,778	$65,149	$(5	) (a)	$67,922
Outstanding Shares	289	2,651	(177	) (b)	2,763
Net asset value per share	$9.61	$24.58			$24.58

Class C
Net Assets	$14,114	$588,705	$(46	) (a)	$602,773
Outstanding Shares	1,455	23,871	(883	) (b)	24,443
Net asset value per share	$9.70	$24.66			$24.66

4

(in thousands, except per share amounts)	WRA Continental Income Fund	Ivy Balanced Fund	Pro forma Adjustments		Combining Pro Forma

Class E
Net Assets		$198	$—	*(a)	$198
Outstanding Shares		8	—	*(b)	8
Net asset value per share		$24.95			$24.95
Add: selling commission (2.50% of offering price)		0.64			0.64

Maximum offering price per Class E share (Class E NAV divided by 97.5%)		$25.59			25.59

Class Y – WRA Continental Income Fund into Class I – Ivy Balanced Fund
Net Assets	$580,263	$602,037	$(47	) (a)	$1,182,253
Outstanding Shares	59,284	24,252	(35,903	) (b)	47,633
Net asset value per share	$9.79	$24.82			$24.82

Class N
Net Assets		$11,792	$(1	) (a)	$11,791
Outstanding Shares		474	—	*(b)	474
Net asset value per share		$24.86			$24.86

Class R
Net Assets		$13,360	$(1	) (a)	$13,359
Outstanding Shares		539	—	*(b)	539
Net asset value per share		$24.79			$24.79

Class Y – Ivy Balanced Fund
Net Assets		$52,780	$(4	) (a)	$52,776
Outstanding Shares		2,125	(1	) (b)	2,124
Net asset value per share		$24.83			$24.83

+Cost
Investments in unaffiliated securities at cost	$1,244,378	$1,717,437	$—		$2,961,815

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs in connection with the Reorganization borne by the Acquired Fund and by the Acquiring Fund.
(b)	Share adjustment – redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

5

Pro Forma Statement of Operations (Unaudited)

For the year ended September 30, 2017

(in thousands)	WRA Continental Income Fund	Ivy Balanced Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$21,481	$32,932	$—		$54,413
Foreign dividend withholding tax	(425)	(677)	—		(1,102)
Interest and amortization from unaffiliated securities	17,247	27,012	—		44,259

Total investment income	38,303	59,267	—		97,570

EXPENSES
Investment management fee	10,137	15,057	(1,604	) (a)	23,590
Distribution and service fees:
Class A	2,125	1,757	—		3,882
Class B	32	757	—		789
Class C	149	7,135	—		7,284
Class E	—	1	—		1
Class R	—	68	—		68
Class Y	—	183	—		183
Shareholder servicing:
Class A	1,363	1,105	(25	) (b)	2,443
Class B	20	112	(1	) (b)	131
Class C	42	814	(1	) (b)	855
Class I	—	1,092	—		1,092
Class N	—	1	—		1
Class R	—	34	—		34
Class Y	1,021	116	—		1,137
Registration fees	96	195	(93	) (b)	198
Custodian fees	25	26	—		51
Independent Trustees and Chief Compliance Officer fees	130	107	—		237
Accounting services fees	260	275	(260	) (c)	275
Professional fees	46	35	(10	) (d)	71
Other	179	180	(6	) (e)	353

Total expenses	15,625	29,050	(2,000)		42,675

Less:
Expenses in excess of limit	(197)	—	—		(197)

Total Net Expenses	15,428	29,050	(2,000)		42,478

Net investment income (loss)	22,875	30,217	2,000		55,092

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	68,031	126,273	—		194,304
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	6,463	(16,222)	—		(9,759)

Net gain on investments	74,494	110,051	—		184,545

Net increase in net assets resulting from operations	$97,369	$140,268	$2,000		$239,637

(a)	Based on management fee of 0.63% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.

See Notes to Pro Forma Financial Statements.

6

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

SEPTEMBER 30, 2017

(Unaudited)

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Automotive Retail – 0.5%
33	42	75	O’Reilly Automotive, Inc.(A)	$7,172	$9,078	$16,250

			Cable & Satellite – 1.3%
468	652	1,120	Comcast Corp., Class A	18,024	25,085	43,109

			Casinos & Gaming – 1.7%
360	514	874	Las Vegas Sands, Inc.	23,117	32,959	56,076

			General Merchandise Stores – 0.7%
130	163	293	Dollar General Corp.	10,528	13,207	23,735

			Home Improvement Retail – 1.5%
258	363	621	Lowe’s Co., Inc.	20,597	29,040	49,637

			Hotels, Resorts & Cruise Lines – 2.3%
516	715	1,231	Carnival Corp.	33,299	46,142	79,441

			Movies & Entertainment – 1.4%
785	1,053	1,838	Twenty-First Century Fox, Inc.	20,255	27,163	47,418

			Restaurants – 1.1%
209	299	508	YUM! Brands, Inc.	15,392	22,020	37,412

			Total Consumer Discretionary – 10.5%	148,384	204,694	353,078
			Consumer Staples
			Brewers – 1.1%
131	176	307	Anheuser-Busch InBev S.A. ADR	15,569	21,033	36,602

			Drug Retail – 0.5%
84	103	187	CVS Caremark Corp.	6,798	8,396	15,194

			Packaged Foods & Meats – 0.9%
166	232	398	Kraft Foods Group, Inc.	12,842	17,969	30,811

			Total Consumer Staples – 2.5%	35,209	47,398	82,607
			Energy
			Integrated Oil & Gas – 1.5%
174	242	416	Chevron Corp.	20,480	28,465	48,945

			Oil & Gas Equipment & Services – 1.2%
239	337	576	Schlumberger Ltd.	16,638	23,530	40,168

			Oil & Gas Exploration & Production – 1.5%
351	452	803	Newfield Exploration Co.(A)	10,423	13,414	23,837
401	563	964	Noble Energy, Inc.	11,373	15,974	27,347

				21,796	29,388	51,184

			Oil & Gas Refining & Marketing – 0.4%
65	91	156	Phillips 66	5,918	8,309	14,227

			Total Energy – 4.6%	64,832	89,692	154,524
			Financials
			Diversified Banks – 2.2%
174	249	423	Northern Trust Corp.	15,959	22,909	38,868
280	391	671	Wells Fargo & Co.	15,442	21,558	37,000

				31,401	44,467	75,868

7

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Financial Exchanges & Data – 1.8%
373	508	881	Intercontinental Exchange, Inc.	$25,598	$34,917	$60,515

			Investment Banking & Brokerage – 1.5%
90	127	217	Goldman Sachs Group, Inc. (The)	21,442	30,088	51,530

			Life & Health Insurance – 1.5%
365	515	880	MetLife, Inc.	18,972	26,734	45,706
33	47	80	MetLife, Inc.(A)	2,019	2,844	4,863

				20,991	29,578	50,569

			Other Diversified Financial Services – 2.6%
378	525	903	JPMorgan Chase & Co.	36,074	50,138	86,212

			Regional Banks – 1.9%
200	273	473	PNC Financial Services Group, Inc. (The)	26,887	36,758	63,645

			Total Financials – 11.5%	162,393	225,946	388,339
			Health Care
			Biotechnology – 2.6%
60	84	144	Biogen, Inc.(A)	18,787	26,208	44,995
94	129	223	BioMarin Pharmaceutical, Inc.(A)	8,711	12,006	20,717
56	79	135	Shire Pharmaceuticals Group plc ADR	8,637	12,081	20,718

				36,135	50,295	86,430

			Health Care Services – 1.5%
136	185	321	Laboratory Corp. of America Holdings(A)	20,487	27,997	48,484

			Managed Health Care – 2.1%
47	60	107	Anthem, Inc.	8,886	11,298	20,184
106	155	261	UnitedHealth Group, Inc.	20,780	30,327	51,107

				29,666	41,625	71,291

			Pharmaceuticals – 2.9%
82	115	197	Allergan plc	16,868	23,651	40,519
538	756	1,294	Pfizer, Inc.	19,217	26,993	46,210
260	408	668	Teva Pharmaceutical Industries Ltd. ADR	4,569	7,185	11,754

				40,654	57,829	98,483

			Total Health Care – 9.1%	126,942	177,746	304,688
			Industrials
			Aerospace & Defense – 0.9%
114	150	264	United Technologies Corp.	13,187	17,429	30,616

			Building Products – 1.0%
348	467	815	Johnson Controls, Inc.	14,032	18,796	32,828

			Construction Machinery & Heavy Trucks – 1.4%
190	265	455	Allison Transmission Holdings, Inc.	7,142	9,955	17,097
172	237	409	PACCAR, Inc.	12,464	17,130	29,594

				19,606	27,085	46,691

			Industrial Machinery – 0.9%
76	104	180	Parker Hannifin Corp.	13,249	18,237	31,486

			Railroads – 1.8%
222	306	528	Union Pacific Corp.	25,757	35,516	61,273

8

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Trucking – 1.2%
422	563	985	Knight Transportation, Inc.(A)	$17,538	$23,391	$40,929

			Total Industrials – 7.2%	103,369	140,454	243,823
			Information Technology
			Application Software – 2.3%
294	411	705	Autodesk, Inc.(A)	32,948	46,111	79,059

			Data Processing & Outsourced Services – 1.3%
132	175	307	MasterCard, Inc., Class A	18,610	24,675	43,285

			IT Consulting & Other Services – 1.5%
278	393	671	Cognizant Technology Solutions Corp., Class A	20,181	28,504	48,685

			Semiconductor Equipment – 0.9%
246	328	574	Applied Materials, Inc.	12,819	17,093	29,912

			Semiconductors – 2.5%
343	442	785	Integrated Device Technology, Inc.(A)	9,120	11,744	20,864
585	782	1,367	Intel Corp.	22,288	29,794	52,082
82	113	195	QUALCOMM, Inc.	4,240	5,881	10,121

				35,648	47,419	83,067

			Systems Software – 2.0%
383	517	900	Microsoft Corp.	28,493	38,519	67,012

			Technology Hardware, Storage & Peripherals – 2.7%
247	345	592	Apple, Inc.	38,041	53,107	91,148

			Total Information Technology – 13.2%	186,740	255,428	442,168
			Materials
			Commodity Chemicals – 1.0%
619	869	1,488	Valvoline, Inc.	14,509	20,368	34,877

			Specialty Chemicals – 1.7%
213	293	506	PPG Industries, Inc.	23,177	31,794	54,971

			Total Materials – 2.7%	37,686	52,162	89,848
			Real Estate
			Specialized REITs – 0.4%
60	74	134	Crown Castle International Corp.	6,029	7,368	13,397

			Total Real Estate – 0.4%	6,029	7,368	13,397
			TOTAL COMMON STOCKS – 61.7%	$871,584	$1,200,888	$2,072,472
			(Cost: $1,642,416)

			PREFERRED STOCKS
			Energy
			Integrated Oil & Gas – 0.9%
225	320	545	Hess Corp., Convertible, 8.000%	13,266	18,867	32,133

			Total Energy – 0.9%	13,266	18,867	32,133
			Financials
			Investment Banking & Brokerage – 0.4%
200	300	500	Morgan Stanley, 5.850%	5,468	8,202	13,670

9

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	SHARES		PREFERRED STOCKS		VALUE
			Other Diversified Financial Services – 0.4%
180	357	537	Citigroup, Inc., 6.300%	$4,892	$9,703	$14,595

			Regional Banks – 0.2%
64	120	184	First Republic Bank, Series G, 5.500%	1,672	3,136	4,808

			Total Financials – 1.0%	12,032	21,041	33,073
			Health Care
			Managed Health Care – 0.8%
205	342	547	Anthem, Inc., 5.250%	10,720	17,883	28,603

			Pharmaceuticals – 2.1%
27	36	63	Allergan plc, Convertible Series A, 5.500%	19,552	26,267	45,819
27	41	68	Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	9,305	14,130	23,435

				28,857	40,397	69,254

			Total Health Care – 2.9%	39,577	58,280	97,857
			Industrials
			Environmental & Facilities Services – 0.7%
167	225	392	Stericycle, Inc., 5.250%	9,826	13,239	23,065

			Total Industrials – 0.7%	9,826	13,239	23,065
			Materials
			Commodity Chemicals – 0.8%
11	19	30	A. Schulman, Inc., Convertible, 6.000%	9,421	16,464	25,885

			Total Materials – 0.8%	9,421	16,464	25,885
			Telecommunication Services
			Integrated Telecommunication Services – 0.1%
86	125	211	Frontier Communications Corp., Convertible Series A, 11.125%	1,655	2,405	4,060

			Total Telecommunication Services – 0.1%	1,655	2,405	4,060
			TOTAL PREFERRED STOCKS – 6.4%	$85,777	$130,296	$216,073
			(Cost: $285,881)

	PRINCIPAL		ASSET-BACKED SECURITIES
			AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust,
$4,250	$—	$4,250	3.650%, 7-21-27	4,232	—	4,232

			TOTAL ASSET-BACKED SECURITIES – 0.1%	$4,232	$—	$4,232
			(Cost: $4,229)

			CORPORATE DEBT SECURITIES
			Consumer Discretionary
			Apparel, Accessories & Luxury Goods – 0.4%
			Under Armour, Inc.,
6,800	9,500	16,300	3.250%, 6-15-26	6,320	8,829	15,149

			Auto Parts & Equipment – 0.2%
			Lear Corp.,
2,000	3,250	5,250	3.800%, 9-15-27	1,991	3,236	5,227

10

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Automobile Manufacturers – 0.1%
			General Motors Co.,
$1,250	$1,250	$2,500	4.200%, 10-1-27	$1,268	$1,268	$2,536

			Broadcasting – 0.2%
			Discovery Communications LLC:
900	900	1,800	3.300%, 5-15-22	907	907	1,814
1,000	1,000	2,000	2.950%, 3-20-23	1,001	1,001	2,002
2,000	2,750	4,750	3.950%, 3-20-28	1,994	2,742	4,736

				3,902	4,650	8,552

			General Merchandise Stores – 0.0%
			Dollar General Corp.,
750	1,000	1,750	1.875%, 4-15-18	751	1,001	1,752

			Homebuilding – 0.1%
			Toll Brothers Finance Corp.,
1,000	1,500	2,500	4.375%, 4-15-23	1,045	1,568	2,613

			Hotels, Resorts & Cruise Lines – 0.2%
			Wyndham Worldwide Corp.:
500	1,000	1,500	4.150%, 4-1-24	507	1,014	1,521
2,000	2,000	4,000	4.500%, 4-1-27	2,006	2,006	4,012

				2,513	3,020	5,533

			Internet & Direct Marketing Retail – 0.2%
			Amazon.com, Inc.,
1,000	3,000	4,000	2.800%, 8-22-24(B)	1,002	3,005	4,007
			Expedia, Inc.,
2,000	—	2,000	3.800%, 2-15-28(B)	1,981	—	1,981

				2,983	3,005	5,988

			Publishing – 0.1%
			Thomson Reuters Corp.,
1,120	2,000	3,120	3.350%, 5-15-26	1,115	1,991	3,106

			Total Consumer Discretionary – 1.5%	21,888	28,568	50,456
			Consumer Staples
			Brewers – 0.1%
			Molson Coors Brewing Co.,
800	1,500	2,300	3.000%, 7-15-26	778	1,458	2,236

			Distillers & Vintners – 0.0%
			Beam, Inc.,
750	1,000	1,750	1.750%, 6-15-18	749	999	1,748

			Household Products – 0.2%
			Clorox Co. (The),
1,500	1,500	3,000	3.100%, 10-1-27	1,492	1,492	2,984
			Colgate-Palmolive Co.,
2,500	—	2,500	3.700%, 8-1-47	2,463	—	2,463

				3,955	1,492	5,447

			Tobacco – 0.2%
			BAT International Finance plc,
2,400	4,000	6,400	2.750%, 6-15-20(B)	2,439	4,064	6,503

			Total Consumer Staples – 0.5%	7,921	8,013	15,934

11

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Energy
			Integrated Oil & Gas – 0.4%
			Hess Corp.,
$4,950	$7,500	$12,450	4.300%, 4-1-27	$4,925	$7,462	$12,387

			Oil & Gas Drilling – 0.7%
			Nabors Industries Ltd., Convertible,
12,600	16,500	29,100	0.750%, 1-15-24(B)	10,245	13,417	23,662

			Oil & Gas Equipment & Services – 0.2%
			Schlumberger Holding Corp.,
3,150	4,500	7,650	2.350%, 12-21-18(B)	3,168	4,525	7,693

			Oil & Gas Exploration & Production – 0.8%
			BP Capital Markets plc (GTD by BP plc):
2,850	4,250	7,100	2.241%, 9-26-18	2,867	4,275	7,142
1,500	3,000	4,500	2.315%, 2-13-20	1,513	3,026	4,539
			Concho Resources, Inc.,
4,400	6,500	10,900	4.375%, 1-15-25	4,631	6,841	11,472
			ONEOK Partners L.P.,
1,500	2,750	4,250	3.200%, 9-15-18	1,518	2,783	4,301

				10,529	16,925	27,454

			Oil & Gas Storage & Transportation – 1.4%
			Colorado Interstate Gas Co.,
3,340	5,000	8,340	4.150%, 8-15-26(B)	3,319	4,970	8,289
			Hornbeck Offshore Services, Inc., Convertible,
8,392	11,621	20,013	1.500%, 9-1-19	6,546	9,064	15,610
			Kinder Morgan, Inc.,
2,000	2,000	4,000	3.150%, 1-15-23	2,009	2,009	4,018
			Plains All American Pipeline L.P. and PAA Finance Corp.,
2,000	3,500	5,500	4.650%, 10-15-25	2,059	3,603	5,662
			Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
2,000	1,000	3,000	4.000%, 10-1-27	1,992	996	2,988
			Williams Partners L.P.,
3,500	5,500	9,000	3.600%, 3-15-22	3,615	5,681	9,296

				19,540	26,323	45,863

			Total Energy – 3.5%	48,407	68,652	117,059
			Financials
			Asset Management & Custody Banks – 0.3%
			Ares Capital Corp.,
3,300	6,500	9,800	4.875%, 11-30-18	3,394	6,684	10,078

			Consumer Finance – 0.7%
			Capital One Bank USA N.A.:
1,500	3,150	4,650	2.150%, 11-21-18	1,504	3,158	4,662
2,000	4,000	6,000	2.250%, 2-13-19	2,005	4,011	6,016
			Ford Motor Credit Co. LLC:
1,250	2,500	3,750	3.339%, 3-28-22	1,270	2,540	3,810
2,000	1,000	3,000	2.979%, 8-3-22	1,999	999	2,998
			General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
500	1,000	1,500	3.450%, 4-10-22	508	1,016	1,524
800	1,050	1,850	3.700%, 5-9-23	815	1,070	1,885

12

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Hyundai Capital America,
$1,200	$1,550	$2,750	2.875%, 8-9-18(B)	$1,206	$1,558	$2,764

				9,307	14,352	23,659

			Diversified Banks – 4.4%
			Australia and New Zealand Banking Group Ltd.,
4,800	7,150	11,950	4.400%, 5-19-26(B)	4,993	7,437	12,430
			Bank of America Corp.:
2,100	2,500	4,600	2.000%, 1-11-18	2,103	2,503	4,606
500	750	1,250	4.000%, 1-22-25	517	776	1,293
7,000	10,000	17,000	8.000%, 7-29-49	7,100	10,143	17,243
			Barclays plc,
3,200	5,000	8,200	5.200%, 5-12-26	3,416	5,338	8,754
			BNP Paribas S.A.,
2,600	4,500	7,100	2.450%, 3-17-19	2,622	4,539	7,161
			DBS Group Holdings Ltd.,
4,000	5,000	9,000	2.246%, 7-16-19(B)	4,007	5,009	9,016
			HSBC Holdings plc,
3,750	5,000	8,750	3.400%, 3-8-21	3,866	5,155	9,021
			ING Bank N.V.,
3,000	1,300	4,300	2.500%, 10-1-19(B)	3,026	1,311	4,337
			Mizuho Bank Ltd.,
3,500	5,200	8,700	2.650%, 9-25-19(B)	3,532	5,248	8,780
			Skandinaviska Enskilda Banken AB,
2,000	4,000	6,000	2.375%, 3-25-19(B)	2,015	4,029	6,044
			Societe Generale S.A.,
1,750	2,750	4,500	4.250%, 4-14-25(B)	1,793	2,818	4,611
			Standard Chartered plc,
5,900	10,700	16,600	2.250%, 4-17-20(B)	5,887	10,676	16,563
			Sumitomo Mitsui Banking Corp.,
2,400	4,000	6,400	2.450%, 1-16-20	2,419	4,031	6,450
			U.S. Bancorp,
1,900	2,500	4,400	3.100%, 4-27-26	1,890	2,487	4,377
			Wells Fargo & Co.,
6,790	10,000	16,790	7.980%, 3-29-49	6,994	10,300	17,294
			Westpac Banking Corp.,
4,000	5,000	9,000	2.250%, 7-30-18	4,019	5,024	9,043

				60,199	86,824	147,023

			Investment Banking & Brokerage – 1.1%
			BGC Partners, Inc.,
2,000	2,500	4,500	5.375%, 12-9-19	2,105	2,631	4,736
			Credit Suisse Group Funding (Guernsey) Ltd.,
2,500	4,000	6,500	2.750%, 3-26-20	2,526	4,041	6,567
			Goldman Sachs Group, Inc. (The):
3,000	3,000	6,000	2.905%, 7-24-23	3,001	3,001	6,002
3,000	4,000	7,000	3.272%, 9-29-25	3,001	4,002	7,003
1,000	1,300	2,300	5.700%, 12-29-49	1,034	1,344	2,378
			Morgan Stanley,
4,000	5,000	9,000	3.591%, 7-22-28	4,005	5,007	9,012

				15,672	20,026	35,698

			Life & Health Insurance – 0.5%
			AIA Group Ltd.,
1,600	2,600	4,200	2.250%, 3-11-19(B)	1,597	2,596	4,193

13

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Northwestern Mutual Life Insurance Co. (The),
$3,000	$2,000	$5,000	3.850%, 9-30-47(B)	$2,964	$1,976	$4,940
			Prudential Financial, Inc.,
1,000	1,600	2,600	8.875%, 6-15-38	1,047	1,676	2,723
			Sumitomo Life Insurance Co.,
2,000	3,000	5,000	4.000%, 9-14-77(B)	1,964	2,945	4,909

				7,572	9,193	16,765

			Multi-Line Insurance – 0.4%
			American International Group, Inc.,
1,950	2,750	4,700	2.300%, 7-16-19	1,959	2,763	4,722
			Aon plc (GTD by Aon Corp.),
3,500	6,000	9,500	2.800%, 3-15-21	3,514	6,024	9,538

				5,473	8,787	14,260

			Other Diversified Financial Services – 2.0%
			Citigroup, Inc.:
5,300	8,500	13,800	5.800%, 11-29-49	5,472	8,776	14,248
5,350	9,250	14,600	5.950%, 12-29-49	5,762	9,947	15,709
			Fidelity National Information Services, Inc.,
500	1,250	1,750	2.000%, 4-15-18	501	1,252	1,753
			JPMorgan Chase & Co.:
6,060	8,200	14,260	7.900%, 4-29-49	6,242	8,446	14,688
3,200	4,500	7,700	5.000%, 12-29-49	3,254	4,576	7,830
1,250	1,500	2,750	5.300%, 11-1-65	1,303	1,564	2,867
			PennantPark Investment Corp.,
4,000	5,000	9,000	4.500%, 10-1-19	4,047	5,059	9,106
			Total Capital (GTD by Total S.A.),
1,200	1,500	2,700	2.125%, 8-10-18	1,206	1,507	2,713

				27,787	41,127	68,914

			Property & Casualty Insurance – 0.1%
			Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
1,500	2,300	3,800	2.200%, 3-15-21	1,510	2,315	3,825

			Regional Banks – 1.1%
			Citizens Financial Group, Inc.,
6,000	8,900	14,900	3.750%, 7-1-24	6,003	8,903	14,906
			PNC Bank N.A.,
2,500	4,000	6,500	3.250%, 6-1-25	2,551	4,082	6,633
			SunTrust Banks, Inc.:
2,800	3,700	6,500	2.350%, 11-1-18	2,814	3,719	6,533
2,800	4,800	7,600	5.625%, 12-29-49	2,926	5,016	7,942

				14,294	21,720	36,014

			Specialized Finance – 0.3%
			Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
4,300	6,000	10,300	5.450%, 6-15-23(B)	4,716	6,581	11,297

			Total Financials – 10.9%	149,924	217,609	367,533
			Health Care
			Biotechnology – 0.3%
			Amgen, Inc.,
3,000	6,000	9,000	2.125%, 5-1-20	3,006	6,011	9,017

14

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Health Care Equipment – 0.1%
			Zimmer Holdings, Inc.,
$1,650	$3,000	$4,650	2.700%, 4-1-20	$1,666	$3,030	$4,696

			Health Care Services – 0.4%
			Cardinal Health, Inc.,
2,400	3,900	6,300	2.400%, 11-15-19	2,418	3,930	6,348
			Quest Diagnostics, Inc.,
3,220	5,000	8,220	3.450%, 6-1-26	3,248	5,043	8,291

				5,666	8,973	14,639

			Health Care Supplies – 0.3%
			Shire Acquisitions Investments Ireland Designated Activity Co.,
4,000	5,000	9,000	2.875%, 9-23-23	3,979	4,974	8,953

			Pharmaceuticals – 0.5%
			AbbVie, Inc.,
2,240	3,500	5,740	3.200%, 5-14-26	2,244	3,506	5,750
			Forest Laboratories, Inc.,
5,000	4,500	9,500	5.000%, 12-15-21(B)	5,463	4,917	10,380
			Mylan, Inc.,
—	700	700	2.550%, 3-28-19	—	703	703

				7,707	9,126	16,833

			Total Health Care – 1.6%	22,024	32,114	54,138
			Industrials
			Aerospace & Defense – 0.5%
			Huntington Ingalls Industries, Inc.,
3,000	4,000	7,000	5.000%, 11-15-25(B)	3,240	4,320	7,560
			TransDigm, Inc. (GTD by TransDigm Group, Inc.),
3,500	5,500	9,000	6.375%, 6-15-26	3,585	5,634	9,219

				6,825	9,954	16,779

			Airlines – 0.2%
			Southwest Airlines Co.,
2,625	2,900	5,525	2.650%, 11-5-20	2,659	2,938	5,597

			Diversified Support Services – 0.1%
			Ahern Rentals, Inc.,
1,200	1,118	2,318	7.375%, 5-15-23(B)	1,098	1,023	2,121

			Industrial Conglomerates – 0.1%
			3M Co.,
1,500	1,500	3,000	2.875%, 10-15-27	1,492	1,492	2,984

			Railroads – 0.0%
			Kansas City Southern de Mexico S.A. de C.V.,
776	873	1,649	2.350%, 5-15-20	774	870	1,644

			Total Industrials – 0.9%	12,848	16,277	29,125
			Information Technology
			Data Processing & Outsourced Services – 0.2%
			Fiserv, Inc.,
1,800	2,900	4,700	2.700%, 6-1-20	1,821	2,933	4,754

15

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			IT Consulting & Other Services – 0.1%
			Keysight Technologies, Inc.,
$2,000	$2,500	$4,500	4.600%, 4-6-27	$2,103	$2,629	$4,732

			Semiconductors – 0.1%
			Micron Technology, Inc.,
1,390	2,122	3,512	5.500%, 2-1-25	1,482	2,263	3,745

			Total Information Technology – 0.4%	5,406	7,825	13,231
			Materials
			Construction Materials – 0.3%
			Hillman Group, Inc. (The),
4,000	5,000	9,000	6.375%, 7-15-22(B)	3,980	4,975	8,955

			Diversified Metals & Mining – 0.2%
			Anglo American Capital plc,
2,000	—	2,000	3.625%, 9-11-24(B)	1,994	—	1,994
			Anglo American plc,
1,300	2,200	3,500	4.125%, 4-15-21(B)	1,352	2,287	3,639

				3,346	2,287	5,633

			Metal & Glass Containers – 0.3%
			BakerCorp International, Inc.,
5,046	7,747	12,793	8.250%, 6-1-19	4,693	7,205	11,898

			Paper Packaging – 0.2%
			WestRock Co.,
3,500	3,500	7,000	3.000%, 9-15-24(B)	3,494	3,494	6,988

			Total Materials – 1.0%	15,513	17,961	33,474
			Real Estate
			Specialized REITs – 0.3%
			Crown Castle International Corp.:
1,171	1,046	2,217	5.250%, 1-15-23	1,296	1,158	2,454
500	500	1,000	3.200%, 9-1-24	497	497	994
1,600	2,600	4,200	3.700%, 6-15-26	1,611	2,618	4,229
2,000	2,000	4,000	3.650%, 9-1-27	1,998	1,998	3,996

				5,402	6,271	11,673

			Total Real Estate – 0.3%	5,402	6,271	11,673
			Telecommunication Services
			Integrated Telecommunication Services – 0.6%
			AT&T, Inc.:
4,000	900	4,900	4.125%, 2-17-26	4,110	925	5,035
2,000	2,000	4,000	3.900%, 8-14-27	2,002	2,002	4,004
1,000	1,000	2,000	4.900%, 8-14-37	1,012	1,012	2,024
1,500	1,500	3,000	5.150%, 2-14-50	1,511	1,511	3,022
			Verizon Communications, Inc.:
1,600	—	1,600	2.946%, 3-15-22	1,627	—	1,627
2,000	2,000	4,000	4.500%, 8-10-33	2,050	2,051	4,101

				12,312	7,501	19,813

			Wireless Telecommunication Service – 0.6%
			American Tower Corp.:
5,000	7,500	12,500	2.250%, 1-15-22	4,917	7,376	12,293
1,140	1,400	2,540	4.700%, 3-15-22	1,235	1,517	2,752
2,080	3,000	5,080	3.375%, 10-15-26	2,055	2,964	5,019

16

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Virgin Media Finance plc,
$298	$284	$582	4.875%, 2-15-22	$290	$276	$566

				8,497	12,133	20,630

			Total Telecommunication Services – 1.2%	20,809	19,634	40,443
			Utilities
			Electric Utilities – 0.6%
			Duke Energy Corp.,
1,500	1,000	2,500	3.150%, 8-15-27	1,486	991	2,477
			Electricite de France S.A.,
2,450	3,750	6,200	2.150%, 1-22-19(B)	2,459	3,764	6,223
			Entergy Texas, Inc.,
1,500	2,400	3,900	2.550%, 6-1-21	1,489	2,382	3,871
			Exelon Corp.,
1,800	2,500	4,300	2.450%, 4-15-21	1,800	2,500	4,300
			PPL Energy Supply LLC,
2,100	2,800	4,900	4.600%, 12-15-21	1,727	2,303	4,030

				8,961	11,940	20,901

			Independent Power Producers & Energy Traders – 0.5%
			Canadian Solar, Inc., Convertible,
5,755	9,700	15,455	4.250%, 2-15-19	5,561	9,372	14,933

			Total Utilities – 1.1%	14,522	21,312	35,834
			TOTAL CORPORATE DEBT SECURITIES – 22.9%	$324,664	$444,236	$768,900
			(Cost: $762,365)

			LOANS(C)
			Industrials
			Industrial Machinery – 0.3%
			Dynacast International LLC (ICE LIBOR plus 850 bps),
4,455	6,526	10,981	9.833%, 1-30-23(D)	4,455	6,526	10,981

			Total Industrials – 0.3%	4,455	6,526	10,981
			TOTAL LOANS – 0.3%	$4,455	$6,526	$10,981
			(Cost: $10,792)

			UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
			Agency Obligations – 0.0%
			National Archives Facility Trust,
780	—	780	8.500%, 9-1-19	839	—	839

			Mortgage-Backed Obligations – 1.5%
			Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
24	—	24	6.500%, 12-1-31	27	—	27
31	—	31	6.500%, 1-1-32	36	—	36
3,508	5,880	9,388	4.500%, 6-1-44	3,779	6,334	10,113
4,176	6,931	11,107	3.000%, 6-15-45	4,302	7,141	11,443
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
—	1	1	5.000%, 1-1-18	—	1	1
49	—	49	4.500%, 7-1-18	50	—	50
162	—	162	4.500%, 9-1-19	166	—	166

17

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	PRINCIPAL		UNITED STATES GOVERNMENT AGENCY OBLIGATIONS		VALUE
$—	$31	$31	6.500%, 10-1-28	$—	$34	$34
—	5	5	6.500%, 2-1-29	—	5	5
2,379	4,018	6,397	3.500%, 6-25-29	2,500	4,222	6,722
—	41	41	7.000%, 11-1-31	—	46	46
—	31	31	6.500%, 2-1-32	—	35	35
—	46	46	7.000%, 2-1-32	—	53	53
—	21	21	7.000%, 3-1-32	—	24	24
—	25	25	7.000%, 7-1-32	—	28	28
—	25	25	6.500%, 9-1-32	—	28	28
—	19	19	5.500%, 5-1-33	—	22	22
—	18	18	5.500%, 6-1-33	—	20	20
2,989	5,001	7,990	4.500%, 11-1-43	3,267	5,466	8,733
4,025	6,723	10,748	3.000%, 10-25-46	4,115	6,873	10,988
			Government National Mortgage Association Fixed Rate Pass-Through Certificates:
36	—	36	4.000%, 9-15-18	36	—	36
28	—	28	6.500%, 8-15-28	31	—	31

				18,309	30,332	48,641

			TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%	$19,148	$30,332	$49,480
			(Cost: $50,289)

			UNITED STATES GOVERNMENT OBLIGATIONS
			Treasury Inflation Protected Obligations – 3.3%
			U.S. Treasury Notes:
16,850	24,509	41,359	0.125%, 7-15-26	16,375	23,818	40,193
14,950	21,745	36,695	2.125%, 2-15-40	18,790	27,331	46,121
10,228	14,463	24,691	1.000%, 2-15-46	10,362	14,654	25,016

				45,527	65,803	111,330

			Treasury Obligations – 0.7%
			U.S. Treasury Notes:
2,000	2,000	4,000	1.875%, 7-31-22	1,995	1,995	3,990
2,000	3,000	5,000	2.125%, 7-31-24	1,996	2,994	4,990
2,000	—	2,000	1.875%, 8-31-24	1,963	—	1,963
3,500	6,500	10,000	2.250%, 8-15-27	3,475	6,453	9,928

				9,429	11,442	20,871

			TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.0%	$54,956	$77,245	$132,201
			(Cost: $135,884)

			SHORT-TERM SECURITIES
			Commercial Paper(E) – 1.1%
			BorgWarner, Inc.,
5,000	9,000	14,000	1.380%, 10-5-17	4,999	8,998	13,997
			J.M. Smucker Co. (The),
—	5,000	5,000	1.371%, 10-6-17	—	4,999	4,999
			Kroger Co. (The),
—	3,301	3,301	1.300%, 10-2-17	—	3,301	3,301
			McCormick & Co., Inc.,
—	10,000	10,000	1.580%, 10-10-17	—	9,995	9,995

18

WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Continental Income Fund	Ivy Balanced Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Sysco Corp.,
$4,854	$—	$4,854	1.350%, 10-2-17	$4,853	$—	$4,853

				9,852	27,293	37,145

			Master Note – 0.1%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1,710	1,103	2,813	1.450%, 10-4-17(F)	1,710	1,103	2,813

			Municipal Obligations – 0.7%
			CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
—	5,000	5,000	0.890%, 10-7-17(F)	—	5,000	5,000
			NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.) (BVAL plus 18 bps),
—	4,500	4,500	0.970%, 10-7-17(F)	—	4,500	4,500
			NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
7,000	—	7,000	1.250%, 10-7-17(F)	7,000	—	7,000
			San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps),
1,000	—	1,000	0.930%, 10-7-17(F)	1,000	—	1,000
			Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
5,720	—	5,720	0.940%, 10-1-17(F)	5,720	—	5,720

				13,720	9,500	23,220

			United States Government Agency Obligations – 0.2%
			Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2,000	—	2,000	1.120%, 10-7-17(F)	2,000	—	2,000
4,775	—	4,775	1.130%, 10-7-17(F)	4,775	—	4,775

				6,775	—	6,775

			TOTAL SHORT-TERM SECURITIES – 2.1%	$32,057	$37,896	$69,953
			(Cost: $69,956)
			TOTAL INVESTMENT SECURITIES – 99.0%	$1,396,873	$1,927,419	$3,324,292
			(Cost: $2,961,812)
			CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%	14,979	19,505	34,484
			NET ASSETS – 100.0%	$1,411,852	$1,946,924	$3,358,776	(G)

19

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	No dividends were paid during the preceding 12 months.
(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of these securities amounted to $189,879 or 5.7% of net assets.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Securities whose value was determined using significant unobservable inputs.
(E)	Rate shown is the yield to maturity at September 30, 2017.
(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(G)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,072,472	$—	$—
Preferred Stocks	190,188	25,885	—
Asset-Backed Securities	—	4,232	—
Corporate Debt Securities	—	768,900	—
Loans	—	—	10,981
United States Government Agency Obligations	—	49,480	—
United States Government Obligations	—	132,201	—
Short-Term Securities	—	69,953	—

Total	$2,262,660	$1,050,651	$10,981

As of September 30, 2017, there were no transfers between any levels during the period.

The following acronyms are used throughout this pro forma schedule:

ADR	= American Depositary Receipts
BVAL = Bloomberg	Valuation Municipal AAA Benchmark
FNMA = Federal	National Mortgage Association
GTD	= Guaranteed
ICE	= Intercontinental Exchange
LIBOR = London	Interbank Offered Rate
REIT	= Real Estate Investment Trust
TB = Treasury	Bill

20

Pro Forma Statement of Assets and Liabilities (Unaudited)

September 30, 2017

(in thousands, except per share amounts)	WRA Global Growth Fund	Ivy Global Growth Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$550,492	$447,549	$—		$998,041

Investments at Value	550,492	447,549	—		998,041

Cash	48	—	—		48
Cash denominated in foreign currencies at value+	990	1,580	—		2,570
Investment securities sold receivable	12,536	769	—		13,305
Dividends and interest receivable	729	840	—		1,569
Capital shares sold receivable	80	142	—		222
Prepaid and other assets	71	61	—		132

Total assets	564,946	450,941	—		1,015,887

LIABILITIES
Investment securities purchased payable	11,037	10,050	—		21,087
Capital shares redeemed payable	631	688	—		1,319
Independent Trustees and Chief Compliance Officer fees payable	205	79	—		284
Overdraft due to custodian	—	5	—		5
Distribution and service fees payable	5	3	—		8
Shareholder servicing payable	102	98	—		200
Investment management fee payable	26	21	—		47
Accounting services fee payable	13	12	—		25
Other liabilities	6	19	152	(a)	177

Total liabilities	12,025	10,975	152		23,152

Total Net Assets	$552,921	$439,966	$(152)		$992,735

NET ASSETS
Capital paid in (shares authorized - unlimited)	$389,329	$321,445	$—		$710,774
Distributions in excess of net investment income	1,349	1,421	(152)		2,618
Accumulated net realized gain	47,129	29,975	—		77,104
Net unrealized appreciation	115,114	87,125	—		202,239

Total Net Assets	$552,921	$439,966	$(152)		$992,735

Class A
Net Assets	$363,976	$119,364	$(41	) (a)	$483,299
Outstanding Shares	27,382	2,542	(19,632	) (b)	10,292
Net asset value per share	$13.29	$46.96			$46.96
Add: selling commission (5.75% of offering price)	0.81	2.86			2.86

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$14.10	$49.82			$49.82

Class B
Net Assets	$468	$1,607	$(1	) (a)	$2,074
Outstanding Shares	41	40	(29	) (b)	52
Net asset value per share	$11.52	$40.10			$40.10

Class C
Net Assets	$1,310	$24,654	$(8	) (a)	$25,956
Outstanding Shares	108	608	(76	) (b)	640
Net asset value per share	$12.15	$40.55			$40.55

21

(in thousands, except per share amounts)	WRA Global Growth Fund	Ivy Global Growth Fund	Pro forma Adjustments		Combining Pro Forma

Class E
Net Assets		$149	$—	*(a)	$149
Outstanding Shares		3	—	*(b)	3
Net asset value per share		$47.31			$47.31
Add: selling commission (2.50% of offering price)		1.21			1.21

Maximum offering price per Class E share (Class E NAV divided by 97.5%)		$48.52			$48.52

Class Y - WRA Global Growth Fund into Class I - Ivy Global Growth Fund
Net Assets	$187,167	$253,311	$(87	) (a)	$440,391
Outstanding Shares	13,939	5,290	(10,033	) (b)	9,196
Net asset value per share	$13.43	$47.89			$47.89

Class N
Net Assets		$28,479	$(10	) (a)	$28,469
Outstanding Shares		592	(3	) (b)	589
Net asset value per share		$48.14			$48.14

Class R
Net Assets		$1,967	$(1	) (a)	$1,966
Outstanding Shares		42	—	*(b)	42
Net asset value per share		$46.61			$46.61

Class Y - Ivy Global Growth Fund
Net Assets		$10,435	$(4	) (a)	$10,431
Outstanding Shares		221	—	*(b)	221
Net asset value per share		$47.18			$47.18
+Cost
Investments in unaffiliated securities at cost	$435,385	$360,419	$—		$795,804
Cash denominated in foreign currencies at cost	990	1,581	—		2,571

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs in connection with the Reorganization borne by the Acquired Fund and by the Acquiring Fund.
(b)	Share adjustment - redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

22

Pro Forma Statement of Operations (Unaudited)

For the year ended September 30, 2017

(in thousands)	WRA Global Growth Fund	Ivy Global Growth Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$10,740	$7,768	$—		$18,508
Foreign dividend withholding tax	(740)	(536)	—		(1,276)
Interest and amortization from unaffiliated securities	192	118	—		310

Total investment income	10,192	7,350	—		17,542

EXPENSES
Investment management fee	5,213	3,767	(10	) (a)	8,970
Distribution and service fees:
Class A	878	251	—		1,129
Class B	5	18	—		23
Class C	13	245	—		258
Class R	—	11	—		11
Class Y	—	32	—		32
Shareholder servicing:
Class A	766	311	(77	) (b)	1,000
Class B	6	11	(1	) (b)	16
Class C	7	56	(2	) (b)	61
Class I	—	457	(11	) (b)	446
Class N	—	2	—		2
Class R	—	5	—		5
Class Y	425	21	—		446
Registration fees	76	115	(65	) (b)	126
Custodian fees	36	34	—		70
Independent Trustees and Chief Compliance Officer fees	72	26	—		98
Accounting services fees	164	141	(31	) (c)	274
Professional fees	33	24	(10	) (d)	47
Other	118	95	(104	) (e)	109

Total expenses	7,812	5,622	(311)		13,123

Less:
Expenses in excess of limit	(57)	—	(1	) (f)	(58)

Total Net Expenses	7,755	5,622	(312)		13,065

Net investment income	2,437	1,728	312		4,477

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	68,623	44,979	—		113,602
Foreign currency exchange transactions	11	(4)	—		7
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	20,621	18,402	—		39,023
Foreign currency exchange transactions	(30)	(26)	—		(56)

Net gain on investments	89,225	63,351	—		152,576

Net increase in net assets resulting from operations	$91,662	$65,079	$312		$157,053

(a)	Based on management fee of 0.85% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

23

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

SEPTEMBER 30, 2017

(Unaudited)

WRA Global Growth Fund	Ivy Global Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Growth Fund	Ivy Global Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Canada
			Energy – 0.8%
283	221	504	Seven Generations Energy Ltd., Class A(A)	$4,483	$3,488	$7,971

			Total Canada – 0.8%	$4,483	$3,488	$7,971
			China
			Financials – 2.3%
1,654	1,316	2,970	Ping An Insurance (Group) Co. of China Ltd., H Shares	12,690	10,096	22,786

			Information Technology – 5.5%
112	88	200	Alibaba Group Holding Ltd. ADR(A)	19,385	15,152	34,537
263	206	469	Tencent Holdings Ltd.	11,324	8,866	20,190

				30,709	24,018	54,727

			Total China – 7.8%	$43,399	$34,114	$77,513
			France
			Consumer Staples – 1.2%
49	38	87	Pernod Ricard S.A.	6,775	5,282	12,057

			Energy – 1.5%
159	126	285	Total S.A. ADR	8,503	6,770	15,273

			Financials – 1.3%
237	184	421	Axa S.A.	7,178	5,571	12,749

			Industrials – 4.1%
238	189	427	Airbus SE	22,604	17,985	40,589

			Total France – 8.1%	$45,060	$35,608	$80,668
			Germany
			Consumer Discretionary – 2.9%
91	70	161	Bayerische Motoren Werke AG	9,277	7,098	16,375
212	167	379	ProSiebenSat. 1 Media SE	7,225	5,701	12,926

				16,502	12,799	29,301

			Health Care – 1.7%
116	92	208	Fresenius SE & Co. KGaA	9,361	7,435	16,796

			Industrials – 2.4%
93	74	167	Siemens AG	13,146	10,417	23,563

			Total Germany – 7.0%	$39,009	$30,651	$69,660
			India
			Financials – 1.6%
170	136	306	HDFC Bank Ltd.	4,710	3,749	8,459
155	123	278	Housing Development Finance Corp. Ltd.	4,127	3,285	7,412

				8,837	7,034	15,871

			Total India – 1.6%	$8,837	$7,034	$15,871
			Japan
			Consumer Discretionary – 5.0%
251	200	451	Fuji Heavy Industries Ltd.	9,063	7,227	16,290
719	571	1,290	Isuzu Motors Ltd.	9,526	7,571	17,097
284	226	510	Start Today Co. Ltd.	8,988	7,154	16,142

				27,577	21,952	49,529

24

WRA Global Growth Fund	Ivy Global Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Growth Fund	Ivy Global Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Industrials – 2.8%
79	63	142	Dakin Industries Ltd.	$7,990	$6,339	$14,329
371	281	652	Recruit Holdings Co. Ltd.	8,035	6,094	14,129

				16,025	12,433	28,458

			Total Japan – 7.8%	$43,602	$34,385	$77,987
			Macau
			Consumer Discretionary – 1.3%
1,022	813	1,835	Galaxy Entertainment Group	7,196	5,724	12,920

			Total Macau – 1.3%	$7,196	$5,724	$12,920
			Mexico
			Consumer Staples – 0.9%
2,211	1,711	3,922	Wal-Mart de Mexico S.A.B. de C.V.	5,062	3,917	8,979

			Total Mexico – 0.9%	$5,062	$3,917	$8,979
			Netherlands
			Industrials – 3.5%
470	374	844	Koninklijke Philips Electronics N.V., Ordinary Shares	19,417	15,447	34,864

			Information Technology – 0.3%
10	7	17	ASML Holding N.V., NY Registry Shares	1,642	1,258	2,900

			Total Netherlands – 3.8%	$21,059	$16,705	$37,764
			Spain
			Consumer Discretionary – 0.9%
420	333	753	Mediaset Espana Comunicacion S.A.	4,742	3,759	8,501

			Total Spain – 0.9%	$4,742	$3,759	$8,501
			Switzerland
			Industrials – 2.6%
186	148	334	Adecco S.A.	14,453	11,521	25,974

			Total Switzerland – 2.6%	$14,453	$11,521	$25,974
			United Kingdom
			Consumer Discretionary – 1.0%
259	207	466	Compass Group plc	5,504	4,381	9,885

			Consumer Staples – 1.2%
105	83	188	British American Tobacco plc	6,564	5,222	11,786

			Financials – 2.6%
606	480	1,086	Prudential plc	14,506	11,484	25,990

			Total United Kingdom – 4.8%	$26,574	$21,087	$47,661
			United States
			Consumer Discretionary – 8.7%
17	13	30	Amazon.com, Inc.(A)	16,311	12,831	29,142
98	78	176	Home Depot, Inc. (The)	16,083	12,789	28,872
73	58	131	Lowe’s Co., Inc.	5,800	4,624	10,424
91	72	163	Marriott International, Inc., Class A	10,025	7,949	17,974

				48,219	38,193	86,412

			Consumer Staples – 2.2%
85	68	153	Kraft Foods Group, Inc.	6,603	5,261	11,864
50	38	88	Philip Morris International, Inc.	5,538	4,269	9,807

				12,141	9,530	21,671

25

WRA Global Growth Fund	Ivy Global Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Growth Fund	Ivy Global Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Energy – 3.9%
73	58	131	EOG Resources, Inc.	$7,104	$5,643	$12,747
162	127	289	Halliburton Co.	7,444	5,862	13,306
105	80	185	Schlumberger Ltd.	7,324	5,604	12,928

				21,872	17,109	38,981

			Financials – 3.8%
55	44	99	CME Group, Inc.	7,492	5,963	13,455
28	22	50	Goldman Sachs Group, Inc. (The)	6,543	5,310	11,853
129	103	232	MetLife, Inc.(A)	6,800	5,411	12,211

				20,835	16,684	37,519

			Health Care – 11.9%
80	64	144	Alexion Pharmaceuticals, Inc.(A)	11,292	8,971	20,263
35	28	63	Allergan plc	7,107	5,646	12,753
101	81	182	Celgene Corp.(A)	14,753	11,743	26,496
137	109	246	HCA Holdings, Inc.(A)	10,933	8,694	19,627
31	23	54	Incyte Corp.(A)	3,571	2,732	6,303
56	44	100	Jazz Pharmaceuticals plc(A)	8,143	6,486	14,629
52	42	94	Thermo Fisher Scientific, Inc.	9,914	7,859	17,773

				65,713	52,131	117,844

			Information Technology – 20.5%
92	73	165	Adobe Systems, Inc.(A)	13,732	10,935	24,667
6	5	11	Alphabet, Inc., Class C(A)	5,979	4,607	10,586
20	15	35	Arista Networks, Inc.(A)	3,745	2,857	6,602
46	36	82	Broadcom Corp., Class A	11,142	8,836	19,978
98	78	176	Facebook, Inc., Class A(A)	16,820	13,372	30,192
176	139	315	MasterCard, Inc., Class A	24,841	19,586	44,427
263	209	472	Microsoft Corp.	19,612	15,551	35,163
169	133	302	Visa, Inc., Class A	17,754	14,031	31,785

				113,625	89,775	203,400

			Total United States – 51.0%	$282,405	$223,422	$505,827
			TOTAL COMMON STOCKS – 98.4%	$545,881	$431,415	$977,296
			(Cost: $775,057)

	PRINCIPAL		SHORT-TERM SECURITIES
			Commercial Paper(B) – 1.5%
			J.M. Smucker Co. (The)
$—	$5,000	$5,000	1.371%, 10-6-17	—	4,999	4,999
			Sysco Corp.
4,448	—	4,448	1.350%, 10-2-17	4,447	—	4,447
			Walgreens Boots Alliance, Inc.
—	5,000	5,000	1.490%, 10-12-17	—	4,997	4,997

				4,447	9,996	14,443

26

WRA Global Growth Fund	Ivy Global Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Global Growth Fund	Ivy Global Growth Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Master Note – 0.6%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
$ 164	$6,138	$6,302	1.450%, 10-4-17(C)	$164	$6,138	$6,302

			TOTAL SHORT-TERM SECURITIES – 2.1%	$4,611	$16,134	$20,745
			(Cost: $20,747)
			TOTAL INVESTMENT SECURITIES – 100.5%	$550,492	$447,549	$998,041
			(Cost: $795,804)
			LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%	2,429	(7,583)	(5,154)
			NET ASSETS – 100.0%	$552,921	$439,966	$992,887	(D)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at September 30, 2017.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$977,296	$—	$—
Short-Term Securities	—	20,745	—

Total	$977,296	$20,745	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

ADR = American	Depositary Receipts
LIBOR = London	Interbank Offered Rate

Pro Forma Market Sector Diversification
(as a % of net assets)
Information Technology	26.3%
Consumer Discretionary	19.8%
Industrials	15.4%
Health Care	13.6%
Financials	11.6%
Energy	6.2%
Consumer Staples	5.5%
Other+	1.6%

+Includes cash and other assets (net of liabilities), and cash equivalents

27

Pro Forma Statement of Assets and Liabilities (Unaudited)

September 30, 2017

(in thousands, except per share amounts)	WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$1,662,046	$2,349,563	$—		$4,011,609

Investments at Value	1,662,046	2,349,563	—		4,011,609

Cash	104	54	—		158
Investment securities sold receivable	4,183	1,701	—		5,884
Dividends and interest receivable	369	451	—		820
Capital shares sold receivable	45	2,651	—		2,696
Receivable from affiliates	—	47	—		47
Prepaid and other assets	96	121	—		217

Total assets	1,666,843	2,354,588	—		4,021,431

LIABILITIES
Investment securities purchased payable	5,109	7,229	—		12,338
Capital shares redeemed payable	998	3,695	—		4,693
Independent Trustees and Chief Compliance Officer fees payable	329	123	—		452
Distribution and service fees payable	16	24	—		40
Shareholder servicing payable	287	479	—		766
Investment management fee payable	77	107	—		184
Accounting services fee payable	22	23	—		45
Written options at value+	706	966	—		1,672
Other liabilities	21	41	152	(a)	214

Total liabilities	7,565	12,687	152		20,404

Total Net Assets	$1,659,278	$2,341,901	$(152)		$4,001,027

NET ASSETS
Capital paid in (shares authorized - unlimited)	$1,129,410	$1,592,423	$—		$2,721,833
Distributions in excess of net investment income	(4,484)	(16,066)	(152)		(20,702)
Accumulated net realized gain	71,766	134,396	—		206,162
Net unrealized appreciation	462,586	631,148	—		1,093,734

Total Net Assets	$1,659,278	$2,341,901	$(152)		$4,001,027

Class A
Net Assets	$1,093,995	$430,101	$(28	) (a)	$1,524,068
Outstanding Shares	98,185	18,608	(50,845	) (b)	65,948
Net asset value per share	$11.14	$23.11			$23.11
Add: selling commission (5.75% of offering price)	0.68	1.41			1.41

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$11.82	$24.52			$24.52

Class B
Net Assets	$4,032	$17,112	$(1	) (a)	$21,143
Outstanding Shares	537	909	(323	) (b)	1,123
Net asset value per share	$7.51	$18.83			$18.83

Class C
Net Assets	$8,739	$208,432	$(14	) (a)	$217,157
Outstanding Shares	1,109	10,414	(671	) (b)	10,852
Net asset value per share	$7.88	$20.01			$20.01

28

(in thousands, except per share amounts)	WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Pro forma Adjustments		Combining Pro Forma

Class E
Net Assets		$9,474	$(1	) (a)	$9,473
Outstanding Shares		419	—	*(b)	419
Net asset value per share		$22.59			$22.59
Add: selling commission (2.50% of offering price)		0.58			0.58

Maximum offering price per Class E share (Class E NAV divided by 97.5%)		$23.17			$23.17

Class Y - WRA New Concepts Fund into Class I - Ivy Mid Cap Growth Fund
Net Assets	$552,512	$1,200,441	$(77	) (a)	$1,752,876
Outstanding Shares	43,988	48,559	(21,638	) (b)	70,909
Net asset value per share	$12.56	$24.72			$24.72

Class N
Net Assets		$136,077	$(9	) (a)	$136,068
Outstanding Shares		5,470	—	*(b)	5,470
Net asset value per share		$24.87			$24.87

Class R
Net Assets		$50,926	$(3	) (a)	$50,923
Outstanding Shares		2,252	—	*(b)	2,252
Net asset value per share		$22.62			$22.62

Class Y - Ivy Mip Cap Growth Fund
Net Assets		$289,338	$(19	) (a)	$289,319
Outstanding Shares		12,025	—	*(b)	12,025
Net asset value per share		$24.06			$24.06

+Cost
Investments in unaffiliated securities at cost	$1,199,340	$1,718,251	$—		$2,917,591
Written options premiums received at cost	586	802	—		1,388

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs in connection with the Reorganization borne by the Acquired Fund and by the Acquiring Fund.
(b)	Share adjustment - redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

29

Pro Forma Statement of Operations (Unaudited)

For the year ended September 30, 2017

(in thousands)	WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$12,886	$17,671	$—		$30,557
Interest and amortization from unaffiliated securities	234	235	—		469

Total investment income	13,120	17,906	—		31,026

EXPENSES
Investment management fee	13,808	19,531	(1,066	) (a)	32,273
Distribution and service fees:
Class A	2,614	1,140	—		3,754
Class B	45	171	—		216
Class C	87	2,164	—		2,251
Class E	—	21	—		21
Class R	—	272	—		272
Class Y	—	807	—		807
Shareholder servicing:
Class A	2,076	929	(22	) (b)	2,983
Class B	30	39	(1	) (b)	68
Class C	38	358	(1	) (b)	395
Class E	—	42	—		42
Class I	—	1,883	—		1,883
Class N	—	12	—		12
Class R	—	144	—		144
Class Y	982	499	—		1,481
Registration fees	92	147	(30	) (b)	209
Custodian fees	30	37	—		67
Independent Trustees and Chief Compliance Officer fees	148	113	—		261
Accounting services fees	260	281	(265	) (c)	276
Professional fees	50	37	(10	) (d)	77
Other	230	204	(156	) (e)	278

Total expenses	20,490	28,831	(1,551)		47,770

Less:
Expenses in excess of limit	(155)	(99)	(17	) (f)	(271)

Total Net Expenses	20,335	28,732	(1,568)		47,499

Net investment income (loss)	(7,215)	(10,826)	1,568		(16,473)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	87,475	145,146	—		232,621
Written options	684	51	—		735
Foreign currency exchange transactions	8	5	—		13
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	194,389	248,644	—		443,033
Written options	701	190	—		891

Net gain on investments	283,257	394,036	—		677,293

Net increase in net assets resulting from operations	$276,042	$383,210	$1,568		$660,820

(a)	Based on management fee of 0.81% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

30

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

SEPTEMBER 30, 2017

(Unaudited)

WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Apparel, Accessories & Luxury Goods – 3.6%
1,016	1,657	2,673	Burberry Group plc(A)	$23,968	$39,070	$63,038
489	668	1,157	lululemon athletica, Inc.(B)	30,416	41,563	71,979
249	340	589	Under Armour, Inc., Class C(B)	3,735	5,109	8,844

				58,119	85,742	143,861

			Auto Parts & Equipment – 2.4%
808	1,113	1,921	BorgWarner, Inc.	41,375	56,995	98,370

			Homefurnishing Retail – 1.4%
472	638	1,110	Williams-Sonoma, Inc.	23,542	31,819	55,361

			Hotels, Resorts & Cruise Lines – 1.3%
425	582	1,007	Norwegian Cruise Line Holdings Ltd.(B)	22,985	31,458	54,443

			Internet & Direct Marketing Retail – 0.4%
323	442	765	Duluth Holdings, Inc., Class B(B)	6,551	8,976	15,527

			Leisure Products – 2.7%
422	598	1,020	Polaris Industries, Inc.	44,163	62,521	106,684

			Restaurants – 2.8%
48	69	117	Chipotle Mexican Grill, Inc., Class A(B)	14,907	21,120	36,027
586	835	1,421	Dunkin’ Brands Group, Inc.	31,091	44,324	75,415

				45,998	65,444	111,442

			Specialty Stores – 4.7%
422	578	1,000	Tiffany & Co.	38,708	53,040	91,748
642	877	1,519	Tractor Supply Co.	40,612	55,531	96,143

				79,320	108,571	187,891

			Total Consumer Discretionary – 19.3%	322,053	451,526	773,579
			Consumer Staples
			Food Retail – 1.0%
860	1,240	2,100	Sprouts Farmers Market, Inc.(B)	16,145	23,269	39,414

			Packaged Foods & Meats – 4.5%
773	1,067	1,840	Blue Buffalo Pet Products, Inc.(B)	21,918	30,239	52,157
556	769	1,325	Hain Celestial Group, Inc. (The)(B)	22,882	31,628	54,510
94	133	227	Hershey Foods Corp.	10,212	14,467	24,679
511	714	1,225	Lance, Inc.	19,480	27,236	46,716

				74,492	103,570	178,062

			Total Consumer Staples – 5.5%	90,637	126,839	217,476
			Energy
			Oil & Gas Exploration & Production – 2.3%
713	991	1,704	Cabot Oil & Gas Corp.	19,061	26,504	45,565
172	236	408	Cimarex Energy Co.	19,558	26,780	46,338

				38,619	53,284	91,903

			Total Energy – 2.3%	38,619	53,284	91,903

31

WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Financials
			Asset Management & Custody Banks – 1.0%
317	526	843	Oaktree Capital Group LLC	$14,898	$24,760	$39,658

			Diversified Banks – 1.2%
220	314	534	Northern Trust Corp.	20,259	28,851	49,110

			Financial Exchanges & Data – 3.4%
304	439	743	CME Group, Inc.	41,229	59,604	100,833
81	111	192	MarketAxess Holdings, Inc.	15,007	20,512	35,519

				56,236	80,116	136,352

			Regional Banks – 3.1%
317	448	765	First Republic Bank	33,134	46,806	79,940
129	201	330	Signature Bank(B)	16,580	25,764	42,344

				49,714	72,570	122,284

			Total Financials – 8.7%	141,107	206,297	347,404
			Health Care
			Biotechnology – 3.2%
714	1,035	1,749	ACADIA Pharmaceuticals, Inc.(B)	26,896	39,006	65,902
281	393	674	BioMarin Pharmaceutical, Inc.(B)	26,114	36,568	62,682

				53,010	75,574	128,584

			Health Care Equipment – 6.4%
50	74	124	Abiomed, Inc.(B)	8,485	12,421	20,906
336	466	802	Edwards Lifesciences Corp.(B)	36,676	50,926	87,602
60	82	142	Intuitive Surgical, Inc.(B)	62,237	85,667	147,904

				107,398	149,014	256,412

			Health Care Services – 1.5%
161	223	384	Laboratory Corp. of America Holdings(B)	24,264	33,630	57,894

			Health Care Supplies – 1.5%
133	190	323	Align Technology, Inc.(B)	24,718	35,348	60,066

			Pharmaceuticals – 4.9%
117	160	277	Jazz Pharmaceuticals plc(B)	17,044	23,349	40,393
250	338	588	Pacira Pharmaceuticals, Inc.(B)	9,386	12,681	22,067
893	1,230	2,123	Zoetis, Inc.	56,929	78,417	135,346

				83,359	114,447	197,806

			Total Health Care – 17.5%	292,749	408,013	700,762
			Industrials
			Air Freight & Logistics – 2.1%
568	827	1,395	Expeditors International of Washington, Inc.	34,018	49,522	83,540

			Building Products – 4.1%
408	559	967	A. O. Smith Corp.	24,261	33,203	57,464
241	331	572	Allegion plc	20,858	28,606	49,464
358	514	872	Fortune Brands Home & Security, Inc.	24,045	34,561	58,606

				69,164	96,370	165,534

			Construction Machinery & Heavy Trucks – 2.3%
143	179	322	WABCO Holdings, Inc.(B)	21,105	26,504	47,609
259	341	600	Westinghouse Air Brake Technologies Corp.	19,649	25,866	45,515

				40,754	52,370	93,124

32

WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Industrial Machinery – 1.9%
261	373	634	IDEX Corp.	$31,734	$45,314	$77,048

			Railroads – 0.3%
38	54	92	Kansas City Southern	4,180	5,922	10,102

			Research & Consulting Services – 1.4%
488	669	1,157	TransUnion(B)	23,042	31,618	54,660

			Trading Companies & Distributors – 3.3%
1,192	1,689	2,881	Fastenal Co.	54,326	76,968	131,294

			Total Industrials – 15.4%	257,218	358,084	615,302
			Information Technology
			Application Software – 2.9%
152	211	363	Ellie Mae, Inc.(B)	12,490	17,366	29,856
301	469	770	Guidewire Software, Inc.(B)	23,424	36,518	59,942
66	94	160	Tyler Technologies, Inc.(B)	11,585	16,410	27,995

				47,499	70,294	117,793

			Communications Equipment – 2.7%
106	145	251	Arista Networks, Inc.(B)	20,046	27,424	47,470
189	268	457	Harris Corp.	24,897	35,275	60,172

				44,943	62,699	107,642

			Data Processing & Outsourced Services – 1.2%
694	941	1,635	Square, Inc., Class A(B)	20,001	27,108	47,109

			Electronic Components – 1.4%
493	687	1,180	Maxim Integrated Products, Inc.	23,515	32,789	56,304

			Electronic Manufacturing Services – 2.3%
958	1,369	2,327	Trimble Navigation Ltd.(B)	37,594	53,728	91,322

			Home Entertainment Software –2.9%
403	575	978	Electronic Arts, Inc.(B)	47,574	67,866	115,440

			Internet Software & Services – 8.6%
176	253	429	CoStar Group, Inc.(B)	47,273	67,893	115,166
743	1,019	1,762	GrubHub, Inc.(B)	39,143	53,639	92,782
144	197	341	MercadoLibre, Inc.	37,330	50,992	88,322
2,616	3,604	6,220	Pandora Media, Inc.(B)	20,139	27,749	47,888

				143,885	200,273	344,158

			Semiconductors – 2.0%
372	527	899	Microchip Technology, Inc.	33,408	47,334	80,742

			Systems Software – 4.4%
303	428	731	Red Hat, Inc.(B)	33,585	47,420	81,005
332	473	805	ServiceNow, Inc.(B)	39,035	55,533	94,568

				72,620	102,953	175,573

			Total Information Technology – 28.4%	471,039	665,044	1,136,083
			Materials
			Fertilizers & Agricultural Chemicals – 1.0%
181	249	430	Scotts Miracle-Gro Co. (The)	17,611	24,242	41,853

33

WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA New Concepts Fund	Ivy Mid Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Specialty Chemicals – 1.1%
634	868	1,502	Axalta Coating Systems Ltd.(B)	$18,321	$25,105	$43,426

			Total Materials – 2.1%	35,932	49,347	85,279
			TOTAL COMMON STOCKS – 99.2%	$1,649,354	$2,318,434	$3,967,788
			(Cost: $2,873,878)

	NUMBER OF CONTRACTS (UNROUNDED)		PURCHASED OPTIONS
			Kansas City Southern,
239	339	578	Call $115.00, Expires 12-15-17, OTC (Ctrpty: UBS AG)	42	59	101
			Russell 2000 Index,
642	907	1,549	Put $1,450.00, Expires 11-17-17	921	1,302	2,223
			SPDR S&P Midcap 400 ETF Trust,
5,476	7,735	13,211	Put $320.00, Expires 11-17-17, OTC (Ctrpty: Citibank N.A.)	1,547	2,185	3,732

			TOTAL PURCHASED OPTIONS – 0.2%	$2,510	$3,546	$6,056
			(Cost: $5,945)

	PRINCIPAL		SHORT-TERM SECURITIES
			Commercial Paper(C) – 0.9%
			Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
$—	$7,000	$7,000	1.580%, 10-10-17	—	6,997	6,997
			General Mills, Inc.,
—	4,000	4,000	1.510%, 10-10-17	—	3,998	3,998
			Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
—	5,000	5,000	1.490%, 10-12-17	—	4,998	4,998
			J.M. Smucker Co. (The),
—	2,596	2,596	1.390%, 10-2-17	—	2,596	2,596
			John Deere Canada ULC (GTD by Deere & Co.),
—	5,000	5,000	1.190%, 10-23-17	—	4,996	4,996
			McDonalds Corp.,
—	4,000	4,000	1.500%, 10-11-17	—	3,998	3,998
			Sonoco Products Co.,
7,651	—	7,651	1.330%, 10-2-17	7,650	—	7,650

				7,650	27,583	35,233

			Master Note – 0.0%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2,532	—	2,532	1.450%, 10-4-17(D)	2,532	—	2,532

			TOTAL SHORT-TERM SECURITIES – 0.9%	$10,182	$27,583	$37,765
			(Cost: $37,768)
			TOTAL INVESTMENT SECURITIES – 100.3%	$1,662,046	$2,349,563	$4,011,609
			(Cost: $2,917,591)
			LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%	(2,768)	(7,662)	(10,430)
			NET ASSETS – 100.0%	$1,659,278	$2,341,901	$4,001,179	(E)

34

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	Listed on an exchange outside the United States.
(B)	No dividends were paid during the preceding 12 months.
(C)	Rate shown is the yield to maturity at September 30, 2017.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

NUMBER OF CONTRACTS (UNROUNDED)			WRITTEN OPTIONS (Counterparty, if OTC)	VALUE
			Kansas City Southern (Ctrpty: UBS AG)
239	339	578	Put $100.00, Expires December 2017, Premium Received ($93)	($35)	($49)	($84)
			Sprouts Farmers Market, Inc.
1,789	2,444	4,233	Put $22.50, Expires October 2017, Premium Received ($1,295)	(671)	(917)	(1,588)

			Total Premium Received ($1,388)	($706)	($966)	($1,672)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,967,788	$—	$—
Purchased Options	2,223	3,833	—
Short-Term Securities	—	37,765	—

Total	$3,970,011	$41,598	$—

Liabilities
Written Options	$—	$1,672	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

GTD = Guaranteed
LIBOR = London	Interbank Offered Rate
OTC = Over	the Counter

35

Pro Forma Statement of Assets and Liabilities (Unaudited)

September 30, 2017

(in thousands, except per share amounts)	WRA Science & Technology Fund	Ivy Science & Technology Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$3,348,029	$3,747,756	$—		$7,095,785
Investment in affiliated securities at value+	351,380	451,796	—		803,176

Investments at Value	3,699,409	4,199,552	—		7,898,961

Cash	—	4,220	—		4,220
Investment securities sold receivable	21,568	26,258	—		47,826
Dividends and interest receivable	2,334	2,792	—		5,126
Capital shares sold receivable	139	4,048	—		4,187
Receivable from affiliates	—	25	—		25
Prepaid and other assets	141	168	—		309

Total assets	3,723,591	4,237,063	—		7,960,654

LIABILITIES
Investment securities purchased payable	7,607	12,284	—		19,891
Capital shares redeemed payable	2,313	19,917	—		22,230
Independent Trustees and Chief Compliance Officer fees payable	631	194	—		825
Overdraft due to custodian	52	—	—		52
Distribution and service fees payable	41	68	—		109
Shareholder servicing payable	495	869	—		1,364
Investment management fee payable	166	187	—		353
Accounting services fee payable	22	23	—		45
Written options at value+	3	4	—		7
Other liabilities	34	48	152	(a)	234

Total liabilities	11,364	33,594	152		45,110

Total Net Assets	$3,712,227	$4,203,469	$(152)		$7,915,544

NET ASSETS
Capital paid in (shares authorized - unlimited)	$1,605,121	$1,951,116	$—		$3,556,237
Distributions in excess of net investment income	(13,994)	(19,509)	(152)		(33,655)
Accumulated net realized gain	267,697	197,516	—		465,213
Net unrealized appreciation	1,853,403	2,074,346	—		3,927,749

Total Net Assets	$3,712,227	$4,203,469	$(152)		$7,915,544

Class A
Net Assets	$2,889,122	$1,090,264	$(39	) (a)	$3,979,347
Outstanding Shares	166,145	16,594	(122,171	) (b)	60,568
Net asset value per share	$17.39	$65.70			$65.70
Add: selling commission (5.75% of offering price)	1.06	4.01			4.01

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$18.45	$69.71			$69.71

Class B
Net Assets	$9,667	$44,876	$(2	) (a)	$54,541
Outstanding Shares	809	815	(634	) (b)	990
Net asset value per share	$11.95	$55.08			$55.08

Class C
Net Assets	$20,632	$689,892	$(25	) (a)	$710,499
Outstanding Shares	1,691	12,088	(1,329	) (b)	12,450
Net asset value per share	$12.20	$57.07			$57.07

36

(in thousands, except per share amounts)	WRA Science & Technology Fund	Ivy Science & Technology Fund	Pro forma Adjustments		Combining Pro Forma

Class E
Net Assets		$29,580	$(1	) (a)	$29,579
Outstanding Shares		453	—	*(b)	453
Net asset value per share		$65.27			$65.27
Add: selling commission (2.50% of offering price)		1.67			1.67

Maximum offering price per Class E share (Class E NAV divided by 97.5%)		$66.94			66.94

Class Y – WRA Science & Technology Fund into Class I – Ivy Science & Technology Fund
Net Assets	$792,806	$1,457,068	$(52	) (a)	$2,249,822
Outstanding Shares	40,398	20,276	(29,366	) (b)	31,308
Net asset value per share	$19.63	$71.86			$71.86

Class N
Net Assets		$98,044	$(4	) (a)	$98,040
Outstanding Shares		1,358	—	*(b)	1,358
Net asset value per share		$72.20			$72.20

Class R
Net Assets		$124,609	$(5	) (a)	$124,604
Outstanding Shares		1,943	—	*(b)	1,943
Net asset value per share		$64.12			$64.12

Class Y – Ivy Science & Technology Fund
Net Assets		$669,136	$(24	) (a)	$669,112
Outstanding Shares		9,689	—	*(b)	9,689
Net asset value per share		$69.06			$69.06

+Cost
Investments in unaffiliated securities at cost	$1,666,649	$1,846,946	$—		$3,513,595
Investments in affiliated securities at cost	179,550	278,479	—		458,029
Written options premiums received at cost	197	223	—		420

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs in connection with the Reorganization borne by the Acquired Fund and by the Acquiring Fund.
(b)	Share adjustment - redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

37

Pro Forma Statement of Operations (Unaudited)

For the year ended September 30, 2017

(in thousands)	WRA Science & Technology Fund	Ivy Science & Technology Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$20,132	$23,375	$—		$43,507
Foreign dividend withholding tax	(365)	(498)	—		(863)
Interest and amortization from unaffiliated securities	1,573	759	—		2,332
Interest and amortization from affiliated securities	1,104	1,912	—		3,016

Total investment income	22,444	25,548	—		47,992

EXPENSES
Investment management fee	27,801	32,354	(1,983	) (a)	58,172
Distribution and service fees:
Class A	6,537	2,716	—		9,253
Class B	104	462	—		566
Class C	188	6,882	—		7,070
Class E	—	63	—		63
Class R	—	547	—		547
Class Y	—	1,627	—		1,627
Shareholder servicing:
Class A	3,619	1,762	(18	) (b)	5,363
Class B	59	91	(2	) (b)	148
Class C	76	1,027	(1	) (b)	1,102
Class E	—	108	—		108
Class I	—	2,074	—		2,074
Class N	—	15	—		15
Class R	—	280	—		280
Class Y	1,262	1,001	—		2,263
Registration fees	113	163	(30	) (b)	246
Custodian fees	51	49	—		100
Independent Trustees and Chief Compliance Officer fees	293	188	—		481
Accounting services fees	260	274	(260	) (c)	274
Professional fees	78	56	(10	) (d)	124
Other	362	284	(201	) (e)	445

Total expenses	40,803	52,023	(2,505)		90,321

Less:
Expenses in excess of limit	—	(55)	(28	) (f)	(83)

Total Net Expenses	40,803	51,968	(2,533)		90,238

Net investment income (loss)	(18,359)	(26,420)	2,533		(42,246)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	280,281	383,302	—		663,583
Investments affiliated securities	(57,374)	(70,861)	—		(128,235)
Written options	2,000	2,379	—		4,379
Foreign currency exchange transactions	(50)	(62)	—		(112)
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	(94,428)	842,643	—		748,215
Investments affiliated securities	95,314	(112,035)	—		(16,721)
Written options	54	31	—		85

Net gain on investments	225,797	1,045,397	—		1,271,194

Net increase in net assets resulting from operations	$207,438	$1,018,977	$2,533		$1,228,948

(a)	Based on management fee of 0.79% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

38

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

SEPTEMBER 30, 2017

(Unaudited)

WRA Science and Technology Fund	Ivy Science and Technology Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Science and Technology Fund	Ivy Science and Technology Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Automobile Manufacturers – 0.7%
84	96	180	Tesla Motors, Inc.(A)	$28,584	$32,678	$61,262

			Internet & Direct Marketing Retail – 1.9%
19	22	41	Amazon.com, Inc.(A)	17,881	20,765	38,646
284	325	609	Netflix, Inc.(A)	51,486	58,993	110,479

				69,367	79,758	149,125

			Total Consumer Discretionary – 2.6%	97,951	112,436	210,387
			Consumer Staples
			Agricultural Products – 0.0%
1,586	1,942	3,528	Arcadia Biosciences, Inc.(A)	682	835	1,517

			Total Consumer Staples – 0.0%	682	835	1,517
			Health Care
			Biotechnology – 11.1%
365	415	780	BioMarin Pharmaceutical, Inc.(A)	33,961	38,633	72,594
1,155	1,465	2,620	Evogene Ltd.(A)(B)	5,094	6,461	11,555
224	255	479	Gilead Sciences, Inc.	18,173	20,636	38,809
1,965	2,251	4,216	Ionis Pharmaceuticals, Inc.(A)	99,630	114,100	213,730
412	469	881	Kite Pharma, Inc.(A)	74,136	84,277	158,413
1,183	1,344	2,527	Vertex Pharmaceuticals, Inc.(A)	179,787	204,266	384,053

				410,781	468,373	879,154

			Health Care Technology – 3.8%
1,883	2,306	4,189	Cerner Corp.(A)	134,310	164,478	298,788

			Total Health Care – 14.9%	545,091	632,851	1,177,942
			Industrials
			Air Freight & Logistics – 1.0%
3,035	3,454	6,489	Best, Inc. ADR(A)	36,332	41,350	77,682

			Total Industrials – 1.0%	36,332	41,350	77,682
			Information Technology
			Application Software – 8.4%
5,485	7,802	13,287	ACI Worldwide, Inc.(A)(B)	124,957	177,740	302,697
2,078	2,373	4,451	Aspen Technology, Inc.(A)	130,530	149,036	279,566
410	459	869	Globant S.A.(A)	16,422	18,398	34,820
1,488	1,734	3,222	Snap, Inc., Class A(A)	21,633	25,215	46,848

				293,542	370,389	663,931

			Data Processing & Outsourced Services – 11.1%
481	550	1,031	Alliance Data Systems Corp.	106,599	121,852	228,451
1,663	1,895	3,558	Euronet Worldwide, Inc.(A)	157,604	179,639	337,243
3,921	4,581	8,502	WNS (Holdings) Ltd. ADR(A)(B)	143,125	167,219	310,344

				407,328	468,710	876,038

			Electronic Components – 3.7%
1,075	1,235	2,310	Universal Display Corp.	138,573	159,110	297,683

39

WRA Science and Technology Fund	Ivy Science and Technology Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Science and Technology Fund	Ivy Science and Technology Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Internet Software & Services – 14.3%
888	1,020	1,908	Alibaba Group Holding Ltd. ADR(A)	$153,401	$176,112	$329,513
86	99	185	Alphabet, Inc., Class A(A)	83,448	96,301	179,749
112	129	241	Alphabet, Inc., Class C(A)	106,958	123,479	230,437
950	1,094	2,044	Facebook, Inc., Class A(A)	162,395	187,007	349,402
2,555	2,952	5,507	Pandora Media, Inc.(A)	19,676	22,727	42,403

				525,878	605,626	1,131,504

			IT Consulting & Other Services – 1.2%
1,362	1,561	2,923	CSRA, Inc.	43,965	50,369	94,334

			Semiconductor Equipment – 2.1%
448	509	957	ASML Holding N.V., NY Registry Shares	76,646	87,124	163,770

			Semiconductors – 21.1%
7,504	8,334	15,838	Cypress Semiconductor Corp.	112,705	125,180	237,885
408	469	877	Dialog Semiconductor plc(A)(C)	18,031	20,720	38,751
3,417	3,901	7,318	Marvell Technology Group Ltd.	61,168	69,819	130,987
465	533	998	Microchip Technology, Inc.	41,721	47,835	89,556
6,800	7,729	14,529	Micron Technology, Inc.(A)	267,432	303,970	571,402
3,261	3,746	7,007	Microsemi Corp.(A)	167,871	192,863	360,734
4,663	5,497	10,160	Rambus, Inc.(A)(B)	62,250	73,386	135,636
1,331	1,532	2,863	Semtech Corp.(A)	49,964	57,513	107,477

				781,142	891,286	1,672,428

			Systems Software – 5.6%
2,784	3,166	5,950	Microsoft Corp.	207,410	235,843	443,253

			Technology Hardware, Storage & Peripherals – 6.3%
884	1,010	1,894	Apple, Inc.(D)	136,273	155,600	291,873
4,980	5,389	10,369	Hewlett-Packard Co.	99,401	107,566	206,967

				235,674	263,166	498,840

			Total Information Technology – 73.8%	2,710,158	3,131,623	5,841,781
			Materials
			Fertilizers & Agricultural Chemicals – 0.1%
1,828	2,608	4,436	Marrone Bio Innovations, Inc.(A)(B)	2,102	2,999	5,101

			Total Materials – 0.1%	2,102	2,999	5,101
			Real Estate
			Specialized REITs – 1.5%
1,065	1,219	2,284	QTS Realty Trust, Inc., Class A	55,779	63,848	119,627

			Total Real Estate – 1.5%	55,779	63,848	119,627
			Telecommunication Services
			Alternative Carriers – 1.9%
2,039	2,341	4,380	Zayo Group Holdings, Inc.(A)	70,172	80,570	150,742

			Total Telecommunication Services – 1.9%	70,172	80,570	150,742

40

WRA Science and Technology Fund	Ivy Science and Technology Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Science and Technology Fund		Ivy Science and Technology Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS			VALUE
			Utilities
			Renewable Electricity – 0.9%
1,610	2,025	3,635	Atlantica Yield plc	$31,723		$39,887	$71,610

			Total Utilities – 0.9%	31,723		39,887	71,610
			TOTAL COMMON STOCKS – 96.7%	$3,549,990		$4,106,399	$7,656,389
			(Cost: $3,726,602)

			WARRANTS
			Fertilizers & Agricultural Chemicals – 0.0%
1,380	2,390	3,770	Marrone Bio Innovations, Inc., expires 8-20-23(B)(E)(F)	—	*	—	—	*

			TOTAL WARRANTS – 0.0%	$—	*	$—	$—	*
			(Cost: $—)

	NUMBER OF CONTRACTS (UNROUNDED)		PURCHASED OPTIONS
			Apple, Inc.,
6,776	7,692	14,468	Call $167.50, Expires 10-6-17, OTC (Ctrpty: Citibank N.A.)	20		23	43

			TOTAL PURCHASED OPTIONS – 0.0%	$20		$23	$43
			(Cost: $2,618)

	PRINCIPAL		CORPORATE DEBT SECURITIES
			Materials
			Fertilizers & Agricultural Chemicals – 0.5%
			Marrone Bio Innovations, Inc.,
$13,800	$23,900	$37,700	8.000%, 8-20-20(B)(E)	13,852		23,991	37,843

			Total Materials – 0.5%	13,852		23,991	37,843
			TOTAL CORPORATE DEBT SECURITIES – 0.5%	$13,852		$23,991	$37,843
			(Cost: $37,700)

			SHORT-TERM SECURITIES
			Commercial Paper(G) – 2.2%
			BorgWarner, Inc.,
6,000	—	6,000	1.380%, 10-5-17	5,999		—	5,999
			DTE Gas Co.,
17,000	—	17,000	1.500%, 10-11-17	16,992		—	16,992
			E.I. du Pont de Nemours and Co.,
—	10,000	10,000	1.440%, 10-25-17	—		9,990	9,990
			Essilor International S.A.,
15,000	—	15,000	1.270%, 10-16-17	14,992		—	14,992
			GlaxoSmithKline LLC (GTD by GlaxoSmithKline plc),
—	5,109	5,109	1.181%, 10-6-17	—		5,108	5,108

41

WRA Science and Technology Fund	Ivy Science and Technology Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Science and Technology Fund	Ivy Science and Technology Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
$ 15,000	$—	$15,000	1.331%, 10-3-17	$14,998	$—	$14,998
			Kellogg Co.,
5,000	—	5,000	1.480%, 10-13-17	4,997	—	4,997
			Kroger Co. (The),
19,091	—	19,091	1.300%, 10-2-17	19,089	—	19,089
			Medtronic Global Holdings SCA:
—	12,000	12,000	1.252%, 10-3-17	—	11,998	11,998
10,000	10,000	20,000	1.530%, 10-16-17	9,993	9,993	19,986
			Mondelez International, Inc.,
11,000	—	11,000	1.510%, 10-10-17	10,995	—	10,995
			River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
—	11,000	11,000	1.300%, 10-31-17	—	10,988	10,988
			Walgreens Boots Alliance, Inc.:
5,000	5,000	10,000	1.300%, 10-4-17	4,999	4,999	9,998
—	8,000	8,000	1.360%, 10-5-17	—	7,998	7,998
			Wisconsin Gas LLC,
—	3,000	3,000	1.200%, 10-3-17	—	2,999	2,999
7,000	—	7,000	1.180%, 10-5-17	6,998	—	6,998

				110,052	64,073	174,125

			Master Note – 0.1%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
4,590	3,116	7,706	1.450%, 10-4-17(H)	4,590	3,116	7,706

			Municipal Obligations – 0.1%
			CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.) (BVAL plus 2 bps),
4,900	—	4,900	0.780%, 10-1-17(H)	4,900	—	4,900
			Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 23 bps),
—	1,950	1,950	0.950%, 10-5-17(H)	—	1,950	1,950
			NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps),
2,000	—	2,000	0.910%, 10-7-17(H)	2,000	—	2,000

				6,900	1,950	8,850

42

WRA Science and Technology Fund	Ivy Science and Technology Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Science and Technology Fund	Ivy Science and Technology Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			United States Government Agency Obligations – 0.2%
			Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
$ 14,005	$—	$14,005	1.130%, 10-7-17(H)	$14,005	$—	$14,005

			TOTAL SHORT-TERM SECURITIES – 2.6%	$135,547	$69,139	$204,686
			(Cost: $204,704)
			TOTAL INVESTMENT SECURITIES – 99.8%	$3,699,409	$4,199,552	$7,898,961
			(Cost: $3,971,624)
			CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%	12,818	3,917	16,735
			NET ASSETS – 100.0%	$3,712,227	$4,203,469	$7,915,696	(I)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(C)	Listed on an exchange outside the United States.
(D)	All or a portion of securities with an aggregate value of $222,981 are held in collateralixed accounts to cover potential obligations with respect to outstanding written options.
(E)	Restricted securities. At September 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 8-20-20	8-20-15	$37,700	$37,700	$37,843

		Shares
Marrone Bio Innovations, inc., expires 8-20-23	8-20-15	3,770	—	— *

			$37,700	$37,843

The total value of these securities represented 0.5% of net assets at September 30, 2017.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(G)	Rate shown is the yield to maturity at September 30, 2017.
(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(I)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

NUMBER OF CONTRACTS (UNROUNDED)			WRITTEN OPTIONS (Counterparty, if OTC)	VALUE
			Apple, Inc. (Ctrpty: Citibank N.A.)
6,776	7,692	14,468	Call $177.50, Expires October 2017, Premium Received ($420)	$(3)	$(4)	$(7)

43

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$7,656,389	$—		$—
Warrants	—	—	*	—
Purchased Options	—	43		—
Corporate Debt Securities	—	37,843		—
Short-Term Securities	—	204,686		—

Total	$7,656,389	$242,572		$—

Liabilities
Written Options	$—	$7		$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

ADR = American	Depositary Receipts
BVAL = Bloomberg	Valuation Municipal AAA Benchmark
GTD = Guaranteed
LIBOR = London	Interbank Offered Rate
OTC = Over	the Counter
REIT = Real	Estate Investment Trust
TB = Treasury	Bill

Pro Forma Country Diversification
(as a % of net assets)
United States	82.9%
China	5.1%
India	3.9%
Netherlands	2.1%
Bemuda	1.7%
Other Countries	1.5%
Other+	2.8%

+Includes options, cash and other assets (net of liabilities), and cash equivalents

44

Pro Forma Statement of Assets and Liabilities (Unaudited)

September 30, 2017

(in thousands, except per share amounts)	WRA Small Cap Fund	Ivy Small Cap Growth Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$920,093	$1,121,604	$—		$2,041,697

Investments at Value	920,093	1,121,604	—		2,041,697

Cash	34	1	—		35
Investment securities sold receivable	1,574	1,919	—		3,493
Dividends and interest receivable	85	100	—		185
Capital shares sold receivable	186	1,056	—		1,242
Receivable from affiliates	—	10	—		10
Swap agreements, at value	532	632	—		1,164
Prepaid and other assets	74	85	—		159

Total assets	922,578	1,125,407	—		2,047,985

LIABILITIES
Investment securities purchased payable	1,788	2,174	—		3,962
Capital shares redeemed payable	656	1,153	—		1,809
Independent Trustees and Chief Compliance Officer fees payable	188	165	—		353
Distribution and service fees payable	9	17	—		26
Shareholder servicing payable	170	203	—		373
Investment management fee payable	43	52	—		95
Accounting services fee payable	18	24	—		42
Other liabilities	16	18	152	(a)	186

Total liabilities	2,888	3,806	152		6,846

Total Net Assets	$919,690	$1,121,601	$(152)		$2,041,139

NET ASSETS
Capital paid in (shares authorized - unlimited)	$531,062	$690,125	$—		$1,221,187
Distributions in excess of net investment income	(4,560)	(6,595)	(152)		(11,307)
Accumulated net realized gain	120,956	122,997	—		243,953
Net unrealized appreciation	272,232	315,074	—		587,306

Total Net Assets	$919,690	$1,121,601	$(152)		$2,041,139

Class A
Net Assets	$633,372	$253,937	$(34	) (a)	$887,275
Outstanding Shares	35,228	13,459	(1,667	) (b)	47,020
Net asset value per share	$17.98	$18.87			$18.87
Add: selling commission (5.75% of offering price)	1.10	1.15			1.15

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$19.08	$20.02			$20.02

Class B
Net Assets	$3,244	$7,712	$(1	) (a)	$10,955
Outstanding Shares	254	539	(27	) (b)	766
Net asset value per share	$12.77	$14.30			$14.30

Class C
Net Assets	$7,905	$180,077	$(24	) (a)	$187,958
Outstanding Shares	571	11,558	(65	) (b)	12,064
Net asset value per share	$13.84	$15.58			$15.58

45

(in thousands, except per share amounts)	WRA Small Cap Fund	Ivy Small Cap Growth Fund	Pro forma Adjustments		Combining Pro Forma

Class E
Net Assets		$8,828	$(1	) (a)	$8,827
Outstanding Shares		472	—	*(b)	472
Net asset value per share		$18.71			$18.71
Add: selling commission (2.50% of offering price)		0.48			0.48

Maximum offering price per Class E share (Class E NAV divided by 97.5%)		$19.19			19.19

Class Y – WRA Small Cap Fund into Class I – Ivy Small Cap Growth Fund
Net Assets	$275,169	$375,205	$(51	) (a)	$650,323
Outstanding Shares	13,377	15,581	(1,951	) (b)	27,007
Net asset value per share	$20.57	$24.08			$24.08

Class N
Net Assets		$110,023	$(15	) (a)	$110,008
Outstanding Shares		4,544	(1	) (b)	4,543
Net asset value per share		$24.21			$24.21

Class R
Net Assets		$51,312	$(7	) (a)	$51,305
Outstanding Shares		2,766	—	*(b)	2,766
Net asset value per share		$18.55			$18.55

Class T (c)
Net Assets		$259	$—	*(a)	$259
Outstanding Shares		14	—	*(b)	14
Net asset value per share		$18.87			$18.87
Add: selling commission (2.50% of offering price)		0.48			0.48

Maximum offering price per Class T share (Class T NAV divided by 97.5%)		$19.35			19.35

Class Y – Ivy Small Cap Growth Fund
Net Assets		$134,248	$(19	) (a)	$134,229
Outstanding Shares		5,878	(1	) (b)	5,877
Net asset value per share		$22.84			$22.84

+Cost
Investments in unaffiliated securities at cost	$648,406	$807,178	$—		$1,455,584

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs in connection with the Reorganization borne by the Acquired Fund and by the Acquiring Fund.
(b)	Share adjustment - redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.
(c)	Ivy Small Cap Growth Fund began offering Class T shares on July 5, 2017.

See Accompanying Notes to Pro Forma Financial Statements.

46

Pro Forma Statement of Operations (Unaudited)

For the year ended September 30, 2017

(in thousands)	WRA Small Cap Fund	Ivy Small Cap Growth Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$3,864	$4,393	$—		$8,257
Foreign dividend withholding tax	(10)	(11)	—		(21)
Interest and amortization from unaffiliated securities	382	502	—		884

Total investment income	4,236	4,884	—		9,120

EXPENSES
Investment management fee	7,414	8,463	(159	) (a)	15,718
Distribution and service fees:
Class A	1,504	601	—		2,105
Class B	37	78	—		115
Class C	77	1,724	—		1,801
Class E	—	20	—		20
Class R	—	237	—		237
Class T	—	— *	—		— *
Class Y	—	354	—		354
Shareholder servicing:
Class A	1,348	550	(10	) (b)	1,888
Class B	26	25	—	*(b)	51
Class C	28	260	(1	) (b)	287
Class E	—	39	—		39
Class I	—	498	—		498
Class N	—	8	—		8
Class R	—	122	—		122
Class T	—	— *	—		— *
Class Y	447	223	—		670
Registration fees	83	130	(50	) (b)	163
Custodian fees	26	27	—		53
Independent Trustees and Chief Compliance Officer fees	78	56	—		134
Accounting services fees	218	255	(198	) (c)	275
Professional fees	38	31	(10	) (d)	59
Other	147	107	(113	) (e)	141

Total expenses	11,471	13,808	(541)		24,738

Less:
Expenses in excess of limit	(54)	(20)	(12	) (f)	(86)

Total Net Expenses	11,417	13,788	(553)		24,652

Net investment income (loss)	(7,181)	(8,904)	553		(15,532)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	131,063	158,061	—		289,124
Written options	(626)	(695)	—		(1,321)
Swap agreements	(42)	(50)	—		(92)
Foreign currency exchange transactions	(3)	(3)	—		(6)
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	53,393	52,930	—		106,323

Net gain on investments	183,785	210,243	—		394,028

Net increase in net assets resulting from operations	$176,604	$201,339	$553		$378,496

*	Not shown due to rounding.
(a)	Based on management fee of 0.84% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

47

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

SEPTEMBER 30, 2017

(Unaudited)

WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Apparel Retail – 1.5%
141	172	313	Burlington Stores, Inc.(A)	$13,450	$16,419	$29,869
5	6	11	Caleres, Inc.	163	198	361

				13,613	16,617	30,230

			Auto Parts & Equipment – 1.0%
74	91	165	Visteon Corp.(A)	9,174	11,202	20,376

			Distributors – 1.5%
125	153	278	Pool Corp.	13,530	16,508	30,038

			General Merchandise Stores – 1.0%
191	233	424	Ollie’s Bargain Outlet Holdings, Inc.(A)	8,862	10,816	19,678

			Homebuilding – 1.6%
229	279	508	Installed Building Products, Inc.(A)	14,829	18,099	32,928

			Hotels, Resorts & Cruise Lines – 1.4%
340	415	755	Hilton Grand Vacations, Inc.(A)	13,130	16,028	29,158

			Leisure Facilities – 0.9%
35	43	78	Vail Resorts, Inc.	7,961	9,720	17,681

			Leisure Products – 0.4%
242	296	538	Nautilus Group, Inc. (The)(A)	4,097	5,001	9,098

			Restaurants – 4.1%
236	289	525	Dave & Buster’s Entertainment, Inc.(A)	12,405	15,143	27,548
255	311	566	Texas Roadhouse, Inc., Class A	12,531	15,292	27,823
394	481	875	Wingstop, Inc.	13,107	15,997	29,104

				38,043	46,432	84,475

			Specialty Stores – 1.7%
211	258	469	Five Below, Inc.(A)	11,596	14,153	25,749
327	399	726	Party City Holdco, Inc.(A)	4,430	5,404	9,834

				16,026	19,557	35,583

			Total Consumer Discretionary – 15.1%	139,265	169,980	309,245
			Consumer Staples
			Packaged Foods & Meats – 1.0%
237	290	527	Lance, Inc.	9,046	11,042	20,088

			Total Consumer Staples – 1.0%	9,046	11,042	20,088
			Energy
			Oil & Gas Equipment & Services – 2.3%
392	479	871	Keane Group, Inc.(A)	6,538	7,981	14,519
489	597	1,086	RPC, Inc.	12,132	14,807	26,939
102	124	226	U.S. Silica Holdings, Inc.	3,157	3,851	7,008

				21,827	26,639	48,466

			Oil & Gas Exploration & Production – 1.2%
215	263	478	Centennial Resource Development, Inc., Class A(A)	3,865	4,717	8,582
183	223	406	Jagged Peak Energy, Inc.(A)	2,493	3,044	5,537

48

WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
90	110	200	Petroleum Development Corp.(A)	$4,418	$5,393	$9,811

				10,776	13,154	23,930

			Total Energy – 3.5%	32,603	39,793	72,396
			Financials
			Regional Banks – 5.5%
182	222	404	Ameris Bancorp	8,726	10,651	19,377
553	675	1,228	Home BancShares, Inc.	13,947	17,022	30,969
64	78	142	SVB Financial Group(A)	11,974	14,604	26,578
291	355	646	Western Alliance Bancorp.(A)	15,441	18,849	34,290

				50,088	61,126	111,214

			Thrifts & Mortgage Finance – 0.5%
19	23	42	LendingTree, Inc.(A)	4,595	5,622	10,217

			Total Financials – 6.0%	54,683	66,748	121,431
			Health Care
			Health Care Equipment – 7.2%
113	138	251	Inogen, Inc.(A)	10,772	13,147	23,919
126	154	280	iRhythm Technologies, Inc.(A)	6,538	7,982	14,520
572	698	1,270	K2M Group Holdings, Inc.(A)	12,134	14,810	26,944
137	168	305	Nevro Corp.(A)	12,486	15,244	27,730
139	170	309	NuVasive, Inc.(A)	7,714	9,416	17,130
139	169	308	Penumbra, Inc.(A)	12,530	15,294	27,824
123	150	273	Tactile Systems Technology, Inc.(A)	3,810	4,649	8,459

				65,984	80,542	146,526

			Health Care Facilities – 1.9%
374	456	830	Acadia Healthcare Co., Inc.(A)	17,844	21,781	39,625

			Health Care Services – 4.9%
589	719	1,308	AMN Healthcare Services, Inc.(A)	26,907	32,842	59,749
179	219	398	Envision Healthcare Holdings, Inc.(A)	8,060	9,835	17,895
306	374	680	Teladoc, Inc.(A)	10,149	12,389	22,538

				45,116	55,066	100,182

			Life Sciences Tools & Services – 0.8%
128	156	284	Cambrex Corp.(A)	7,015	8,564	15,579

			Managed Health Care – 1.6%
288	352	640	HealthEquity, Inc.(A)	14,572	17,784	32,356

			Pharmaceuticals – 0.4%
81	99	180	Aerie Pharmaceuticals, Inc.(A)	3,947	4,819	8,766

			Total Health Care – 16.8%	154,478	188,556	343,034
			Industrials
			Aerospace & Defense – 2.8%
487	594	1,081	Mercury Computer Systems, Inc.(A)	25,260	30,832	56,092

			Agricultural & Farm Machinery – 0.7%
101	124	225	Toro Co. (The)	6,293	7,683	13,976

			Air Freight & Logistics – 2.3%
314	384	698	XPO Logistics, Inc.(A)	21,310	26,007	47,317

			Building Products – 0.7%
195	238	433	JELD-WEN Holding, Inc.(A)	6,940	8,471	15,411

			Construction & Engineering – 1.6%
171	208	379	Dycom Industries, Inc.(A)	14,642	17,872	32,514

49

WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Diversified Support Services – 0.6%
108	131	239	Healthcare Services Group, Inc.	$5,807	$7,086	$12,893

			Industrial Machinery – 5.0%
154	188	342	John Bean Technologies Corp.	15,600	19,037	34,637
72	88	160	RBC Bearings, Inc.(A)	8,977	10,955	19,932
138	168	306	Timken Co. (The)	6,688	8,164	14,852
194	237	431	Woodward, Inc.	15,080	18,401	33,481

				46,345	56,557	102,902

			Security & Alarm Services – 1.3%
143	174	317	Brink’s Co. (The)	12,006	14,651	26,657

			Trading Companies & Distributors – 3.6%
361	441	802	Beacon Roofing Supply, Inc.(A)	18,519	22,601	41,120
90	110	200	Watsco, Inc.	14,490	17,678	32,168

				33,009	40,279	73,288

			Trucking – 1.3%
282	344	626	Knight Transportation, Inc.(A)	11,709	14,289	25,998

			Total Industrials – 19.9%	183,321	223,727	407,048
			Information Technology
			Application Software – 11.7%
305	373	678	BroadSoft, Inc.(A)	15,357	18,742	34,099
99	121	220	Ellie Mae, Inc.(A)	8,139	9,929	18,068
204	249	453	Globant S.A.(A)	8,170	9,973	18,143
193	235	428	HubSpot, Inc.(A)	16,196	19,769	35,965
225	274	499	Paycom Software, Inc.(A)	16,836	20,547	37,383
72	88	160	Tyler Technologies, Inc.(A)	12,603	15,392	27,995
102	125	227	Ultimate Software Group, Inc. (The)(A)	19,412	23,691	43,103
365	445	810	Zendesk, Inc.(A)	10,614	12,954	23,568

				107,327	130,997	238,324

			Communications Equipment – 1.2%
193	235	428	Lumentum Holdings, Inc.(A)	10,473	12,783	23,256

			Electronic Manufacturing Services – 1.0%
244	298	542	Fabrinet(A)	9,058	11,055	20,113

			Internet Software & Services – 3.4%
36	44	80	Envestnet, Inc.(A)	1,826	2,229	4,055
479	585	1,064	Five9, Inc.(A)	11,450	13,977	25,427
82	98	180	Mimecast Ltd.(A)	2,328	2,785	5,113
220	269	489	Q2 Holdings, Inc.(A)	9,167	11,187	20,354
56	68	124	Shopify, Inc., Class A(A)	6,465	7,886	14,351

				31,236	38,064	69,300

			IT Consulting & Other Services – 3.4%
529	646	1,175	Booz Allen Hamilton Holding Corp.	19,795	24,162	43,957
229	280	509	InterXion Holding N.V.(A)	11,673	14,250	25,923

				31,468	38,412	69,880

			Semiconductors – 3.8%
228	278	506	Integrated Device Technology, Inc.(A)	6,053	7,384	13,437
125	153	278	Monolithic Power Systems, Inc.	13,340	16,281	29,621
216	264	480	Power Integrations, Inc.	15,819	19,307	35,126

				35,212	42,972	78,184

50

WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Systems Software – 2.6%
172	210	382	Proofpoint, Inc.(A)	$15,028	$18,343	$33,371
215	258	473	Varonis Systems, Inc.(A)	9,025	10,807	19,832

				24,053	29,150	53,203

			Technology Distributors – 0.8%
84	103	187	Tech Data Corp.(A)	7,472	9,116	16,588

			Total Information Technology – 27.9%	256,299	312,549	568,848
			Materials
			Construction Materials – 2.1%
386	471	857	Summit Materials, Inc., Class A(A)	12,354	15,079	27,433
88	107	195	U.S. Concrete, Inc.(A)	6,691	8,166	14,857

				19,045	23,245	42,290

			Paper Products – 0.2%
116	141	257	KapStone Paper and Packaging Corp.	2,489	3,038	5,527

			Total Materials – 2.3%	21,534	26,283	47,817
			Real Estate
			Real Estate Services – 2.2%
313	382	695	RE/MAX Holdings, Inc., Class A	19,866	24,251	44,117

			Total Real Estate – 2.2%	19,866	24,251	44,117
			TOTAL COMMON STOCKS – 94.7%	$871,095	$1,062,929	$1,934,024
			(Cost: $1,347,902)

	PRINCIPAL		SHORT-TERM SECURITIES
			Commercial Paper(B) – 5.1%
			BorgWarner, Inc.,
$—	$3,000	$3,000	1.380%, 10-5-17	—	2,999	2,999
			Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
10,000	22,000	32,000	1.180%, 10-5-17	9,998	21,995	31,993
			Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
—	6,014	6,014	1.580%, 10-10-17	—	6,011	6,011
			DTE Electric Co.,
5,000	—	5,000	1.281%, 10-4-17	4,999	—	4,999
			Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
—	5,000	5,000	1.240%, 10-6-17	—	4,999	4,999
			J.M. Smucker Co. (The),
—	5,000	5,000	1.371%, 10-6-17	—	4,999	4,999
			Kroger Co. (The),
5,591	—	5,591	1.300%, 10-2-17	5,590	—	5,590
			L Oreal USA, Inc.,
—	5,000	5,000	1.170%, 10-2-17	—	5,000	5,000
			McCormick & Co., Inc.,
10,000	—	10,000	1.580%, 10-10-17	9,996	—	9,996
			Mondelez International, Inc.,
—	5,000	5,000	1.510%, 10-10-17	—	4,998	4,998
			Sysco Corp.,
—	6,540	6,540	1.350%, 10-2-17	—	6,539	6,539
			Virginia Electric and Power Co.,
5,000	—	5,000	1.560%, 10-12-17	4,997	—	4,997

51

WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Small Cap Fund	Ivy Small Cap Growth Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Walgreens Boots Alliance, Inc.:
$5,000	$—	$5,000	1.300%, 10-4-17	$4,999	$—	$4,999
5,000	—	5,000	1.490%, 10-12-17	4,998	—	4,998

				45,577	57,540	103,117

			Master Note – 0.2%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
3,421	1,135	4,556	1.450%, 10-4-17(C)	3,421	1,135	4,556

			TOTAL SHORT-TERM SECURITIES – 5.3%	$48,998	$58,675	$107,673
			(Cost: $107,682)
			TOTAL INVESTMENT SECURITIES – 100.0%	$920,093	$1,121,604	$2,041,697
			(Cost: $1,455,584)
			LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%	(403)	(3)	(406)
			NET ASSETS – 100.0%	$919,690	$1,121,601	$2,041,291	(D)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at September 30, 2017.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

NOTIONAL AMOUNT			TOTAL RETURN SWAP AGREEMENTS	UNREALIZED APPRECIATION
			Biotech Custom Index
$30,014	$35,657	$65,671	Ctrpty: JPMorgan Chase Bank N.A., Matures 1-9-18	$532	$632	$1,164

The following table represents security positions within the total return basket swap as of September 30, 2017:

REFERENCE ENTITY	SHARES		NOTIONAL AMOUNT	UNREALIZED APPRECIATION
Kite Pharma, Inc.	—	*	$5,384	$96
Exact Sciences Corp.	2		3,680	65
Aerie Pharmaceuticals, Inc.	2		3,123	55
Myriad Genetics, Inc.	2		2,660	46
Exelixis, Inc.	2		2,595	46
TESARO, Inc.	—	*	2,555	46
PRA Health Sciences, Inc.	—	*	2,493	44
INC Research Holdings, Inc.	—	*	2,190	39
Clovis Oncology, Inc.	—	*	2,133	37
Ligand Pharmaceuticals, Inc.	—	*	1,917	34
Amicus Therapeutics, Inc.	2		1,887	33
Nektar Therapeutics	2		1,829	33
Bluebird Bio, Inc.	—	*	1,796	32
Prothena Corp. plc	—	*	1,708	30
Halozyme Therapeutics, Inc.	2		1,665	29

52

REFERENCE ENTITY	SHARES		NOTIONAL AMOUNT	UNREALIZED APPRECIATION
Spark Therapeutics, Inc.	—	*	$1,518	$27
Sarepta Therapeutics, Inc.	—	*	1,496	26
Ultragenyx Pharmaceutical, Inc.	—	*	1,418	25
Sage Therapeutics, Inc.	—	*	1,363	24
Array BioPharma, Inc.	2		1,160	20
ImmunoGen, Inc.	2		1,050	18
Dynavax Technologies Corp.	—	*	971	17
Portola Pharmaceuticals, Inc.	—	*	945	17
Avexis, Inc.	—	*	860	15
Repligen Corp.	—	*	829	15
Acceleron Pharma, Inc.	—	*	801	14
Global Blood Therapeutics, Inc.	—	*	762	13
Dermira, Inc.	—	*	731	13
ZIOPHARM Oncology, Inc.	2		723	13
Vanda Pharmaceuticals, Inc.	—	*	698	13
Keryx Biopharmaceuticals, Inc.	2		692	13
Seres Therapeutics, Inc.	—	*	612	11
Progenics Pharmaceuticals, Inc.	2		600	11
Lexicon Pharmaceuticals, Inc.	—	*	596	11
Ironwood Pharmaceuticals, Inc.	—	*	586	11
Heron Therapeutics, Inc.	—	*	532	9
Acorda Therapeutics, Inc.	—	*	523	9
Alder Biopharmaceuticals, Inc.	—	*	495	9
Inovio Pharmaceuticals, Inc.	2		492	9
Agios Pharmaceuticals, Inc.	—	*	484	9
ANI Pharmaceuticals, Inc.	—	*	481	9
Pacific Biosciences of California, Inc.	2		472	8
Five Prime Therapeutics, Inc.	—	*	463	8
Eagle Pharmaceuticals, Inc.	—	*	455	8
Synergy Pharmaceuticals, Inc.	3		448	8
ACADIA Pharmaceuticals, Inc.	—	*	407	7
Juno Therapeutics, Inc.	—	*	381	7
Retrophin, Inc.	—	*	372	7
Ionis Pharmaceuticals, Inc.	—	*	372	7
Coherus Biosciences, Inc.	—	*	365	6
China Biologic Products Holdings, Inc.	—	*	322	6
PTC Therapeutics, Inc.	—	*	315	6
Amarin Corp. plc	2		300	5
AMAG Pharmaceuticals, Inc.	—	*	276	5
Novavax, Inc.	4		228	4
Achillion Pharmaceuticals, Inc.	—	*	199	4
Minerva Neurosciences, Inc.	—	*	177	3
Intrexon Corp.	—	*	173	3
Merrimack Pharmaceuticals, Inc.	—	*	166	3
Radius Health, Inc.	—	*	164	3
Celldex Therapeutics, Inc.	1		149	2
Advaxis, Inc.	—	*	140	2
Intercept Pharmaceuticals, Inc.	—	*	94	2
Xbiotech, Inc.	—	*	90	2
Ophthotech Corp.	—	*	70	2
Sophiris Bio, Inc.	—	*	39	—	*
AquaBounty Technologies, Inc.	—	*	1	—	*

				$1,164

53

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,934,024	$—	$—
Short-Term Securities	—	107,673	—

Total	$1,934,024	$107,673	$—

Total Return Swaps	$—	$1,164	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

GTD = Guaranteed
LIBOR = London	Interbank Offered Rate

54

Pro Forma Statement of Assets and Liabilities (Unaudited)

September 30, 2017

(in thousands, except per share amounts)	WRA Vanguard Fund	Ivy Large Cap Growth Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$1,660,676	$1,860,046	$—		$3,520,722

Investments at Value	1,660,676	1,860,046	—		3,520,722

Cash	6	1	—		7
Investment securities sold receivable	6,177	6,897	—		13,074
Dividends and interest receivable	879	961	—		1,840
Capital shares sold receivable	239	1,078	—		1,317
Receivable from affiliates	—	80	—		80
Prepaid and other assets	121	105	—		226

Total assets	1,668,098	1,869,168	—		3,537,266

LIABILITIES
Capital shares redeemed payable	775	2,657	—		3,432
Independent Trustees and Chief Compliance Officer fees payable	423	130	—		553
Distribution and service fees payable	16	14	—		30
Shareholder servicing payable	175	327	—		502
Investment management fee payable	62	69	—		131
Accounting services fee payable	22	23	—		45
Other liabilities	82	25	15	2 (a)	259

Total liabilities	1,555	3,245	152		4,952

Total Net Assets	$1,666,543	$1,865,923	$(152)		$3,532,314

NET ASSETS
Capital paid in (shares authorized - unlimited)	$907,324	$1,097,088	$—		$2,004,412
Distributions in excess of net investment income	587	1,454	(152)		1,889
Accumulated net realized gain	85,740	62,854	—		148,594
Net unrealized appreciation	672,892	704,527	—		1,377,419

Total Net Assets	$1,666,543	$1,865,923	$(152)		$3,532,314

Class A
Net Assets	$1,158,395	$527,172	$(42	) (a)	$1,685,525
Outstanding Shares	104,397	24,601	(50,345	) (b)	78,653
Net asset value per share	$11.10	$21.43			$21.43
Add: selling commission (5.75% of offering price)	0.68	1.31			1.31

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$11.78	$22.74			$22.74

Class B
Net Assets	$2,664	$9,219	$(1	) (a)	$11,882
Outstanding Shares	344	549	(186	) (b)	707
Net asset value per share	$7.74	$16.80			$16.80

Class C
Net Assets	$7,612	$96,301	$(8	) (a)	$103,905
Outstanding Shares	951	5,330	(531	) (b)	5,750
Net asset value per share	$8.01	$18.07			$18.07

55

(in thousands, except per share amounts)	WRA Vanguard Fund	Ivy Large Cap Growth Fund	Pro forma Adjustments		Combining Pro Forma

Class E
Net Assets		$15,041	$(1)	(a)	$15,040
Outstanding Shares		703	—	*(b)	703
Net asset value per share		$21.40			$21.40
Add: selling commission (2.50% of offering price)		0.55			0.55

Maximum offering price per Class E share (Class E NAV divided by 97.5%)		$21.95			21.95

Class Y – WRA Vanguard Fund into Class I – Ivy Large Cap Growth Fund
Net Assets	$497,872	$1,001,011	$(82)	(a)	$1,498,801
Outstanding Shares	41,836	44,540	(19,674)	(b)	66,702
Net asset value per share	$11.90	$22.47			$22.47

Class N
Net Assets		$161,314	$(13)	(a)	$161,301
Outstanding Shares		7,136	(1)	(b)	7,135
Net asset value per share		$22.60			$22.60

Class R
Net Assets		$21,086	$(2)	(a)	$21,084
Outstanding Shares		1,019	—	*(b)	1,019
Net asset value per share		$20.68			$20.68

Class Y – Ivy Large Cap Growth Fund
Net Assets		$34,779	$(3)	(a)	$34,776
Outstanding Shares		1,585	—	*(b)	1,585
Net asset value per share		$21.95			$21.95

+Cost
Investments in unaffiliated securities at cost	$987,785	$1,155,519	$—		$2,143,304

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs in connection with the Reorganization borne by the Acquired Fund and by the Acquiring Fund.
(b)	Share adjustment - redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

56

Pro Forma Statement of Operations (Unaudited)

For the year ended September 30, 2017

(in thousands)	WRA Vanguard Fund	Ivy Large Cap Growth Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$18,034	$18,738	$—		$36,772
Foreign dividend withholding tax	(23)	(23)	—		(46)
Interest and amortization from unaffiliated securities	175	122	—		297

Total investment income	18,186	18,837	—		37,023

EXPENSES
Investment management fee	11,031	11,487	(1,300	) (a)	21,218
Distribution and service fees:
Class A	2,738	1,243	—		3,981
Class B	30	99	—		129
Class C	71	985	—		1,056
Class E	—	33	—		33
Class R	—	105	—		105
Class Y	—	116	—		116
Shareholder servicing:
Class A	1,637	1,033	(55	) (b)	2,615
Class B	19	31	(1	) (b)	49
Class C	27	147	(1	) (b)	173
Class E	—	47	—		47
Class I	—	1,550	—		1,550
Class N	—	5	—		5
Class R	—	53	—		53
Class Y	833	71	—		904
Registration fees	101	148	(80	) (b)	169
Custodian fees	27	31	—		58
Independent Trustees and Chief Compliance Officer fees	161	83	—		244
Accounting services fees	260	274	(260	) (c)	274
Professional fees	49	34	(10	) (d)	73
Other	181	163	(33	) (e)	311

Total expenses	17,165	17,738	(1,740)		33,163

Less:
Expenses in excess of limit	(68)	(251)	(3	) (f)	(322)

Total Net Expenses	17,097	17,487	(1,743)		32,841

Net investment income (loss)	1,089	1,350	1,743		4,182

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	92,634	108,632	—		201,266
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	208,084	200,957	—		409,041

Net gain on investments	300,718	309,589	—		610,307

Net increase in net assets resulting from operations	$301,807	$310,939	$1,743		$614,489

(a)	Based on management fee of 0.64% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

57

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

SEPTEMBER 30, 2017

(Unaudited)

WRA Vanguard Fund	Ivy Large Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Vanguard Fund	Ivy Large Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Automobile Manufacturers – 2.0%
305	340	645	Ferrari N.V.	$33,653	$37,562	$71,215

			Cable & Satellite – 2.0%
856	944	1,800	Comcast Corp., Class A	32,919	36,340	69,259

			Home Improvement Retail – 4.1%
425	468	893	Home Depot, Inc. (The)	69,546	76,628	146,174

			Internet & Direct Marketing Retail – 5.6%
64	70	134	Amazon.com, Inc.(A)	61,214	67,495	128,709
18	20	38	priceline.com, Inc.(A)	32,955	36,433	69,388

				94,169	103,928	198,097

			Total Consumer Discretionary – 13.7%	230,287	254,458	484,745
			Consumer Staples
			Tobacco – 3.6%
549	606	1,155	Philip Morris International, Inc.	60,978	67,261	128,239

			Total Consumer Staples – 3.6%	60,978	67,261	128,239
			Energy
			Oil & Gas Equipment & Services – 1.4%
501	560	1,061	Halliburton Co.	23,077	25,766	48,843

			Total Energy – 1.4%	23,077	25,766	48,843
			Financials
			Financial Exchanges & Data – 4.8%
379	418	797	CME Group, Inc.	51,450	56,741	108,191
191	211	402	S&P Global, Inc.	29,869	32,998	62,867

				81,319	89,739	171,058

			Investment Banking & Brokerage – 2.4%
902	993	1,895	Charles Schwab Corp. (The)	39,436	43,421	82,857

			Total Financials – 7.2%	120,755	133,160	253,915
			Health Care
			Biotechnology – 6.5%
95	106	201	Alexion Pharmaceuticals, Inc.(A)	13,271	14,814	28,085
454	501	955	Celgene Corp.(A)	66,224	73,025	139,249
191	213	404	Vertex Pharmaceuticals, Inc.(A)	28,979	32,339	61,318

				108,474	120,178	228,652

			Health Care Equipment – 4.4%
284	316	600	Danaher Corp.	24,319	27,141	51,460
202	223	425	Edwards Lifesciences Corp.(A)	22,072	24,349	46,421
25	28	53	Intuitive Surgical, Inc.(A)	26,461	29,598	56,059

				72,852	81,088	153,940

			Pharmaceuticals – 0.6%
161	180	341	Bristol-Myers Squibb Co.	10,249	11,441	21,690

			Total Health Care – 11.5%	191,575	212,707	404,282

58

WRA Vanguard Fund	Ivy Large Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Vanguard Fund	Ivy Large Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Industrials
			Aerospace & Defense – 4.5%
158	175	333	Lockheed Martin Corp.	$48,995	$54,177	$103,172
92	103	195	Northrop Grumman Corp.	26,470	29,549	56,019

				75,465	83,726	159,191

			Construction Machinery & Heavy Trucks – 2.1%
280	309	589	Caterpillar, Inc.	34,869	38,560	73,429

			Electrical Components & Equipment – 0.5%
50	56	106	Rockwell Automation, Inc.	8,875	9,909	18,784

			Industrial Machinery – 1.6%
57	63	120	Parker Hannifin Corp.	9,889	11,044	20,933
115	129	244	Stanley Black & Decker, Inc.	17,316	19,505	36,821

				27,205	30,549	57,754

			Railroads – 1.7%
239	267	506	Union Pacific Corp.	27,763	30,987	58,750

			Total Industrials – 10.4%	174,177	193,731	367,908
			Information Technology
			Application Software – 6.4%
353	388	741	Adobe Systems, Inc.(A)	52,586	57,837	110,423
583	651	1,234	salesforce.com, Inc.(A)	54,445	60,770	115,215

				107,031	118,607	225,638

			Data Processing & Outsourced Services – 13.0%
74	82	156	FleetCor Technologies, Inc.(A)	11,391	12,707	24,098
564	623	1,187	MasterCard, Inc., Class A	79,566	88,024	167,590
941	1,056	1,997	PayPal, Inc.(A)	60,240	67,590	127,830
639	704	1,343	Visa, Inc., Class A	67,259	74,110	141,369

				218,456	242,431	460,887

			Home Entertainment Software – 2.7%
381	420	801	Electronic Arts, Inc.(A)	44,922	49,621	94,543

			Internet Software & Services – 9.2%
50	55	105	Alphabet, Inc., Class A(A)	48,589	53,555	102,144
40	44	84	Alphabet, Inc., Class C(A)	38,592	42,538	81,130
399	440	839	Facebook, Inc., Class A(A)	68,245	75,234	143,479

				155,426	171,327	326,753

			Semiconductor Equipment – 5.2%
394	440	834	Applied Materials, Inc.	20,534	22,919	43,453
353	396	749	Lam Research Corp.	65,356	73,336	138,692

				85,890	96,255	182,145

			Semiconductors – 2.8%
513	576	1,089	Microchip Technology, Inc.	46,092	51,718	97,810

			Systems Software – 4.4%
1,002	1,103	2,105	Microsoft Corp.	74,661	82,148	156,809

			Technology Hardware, Storage & Peripherals – 4.5%
488	538	1,026	Apple, Inc.	75,165	82,867	158,032

			Total Information Technology – 48.2%	807,643	894,974	1,702,617

59

WRA Vanguard Fund	Ivy Large Cap Growth Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Vanguard Fund	Ivy Large Cap Growth Fund	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Real Estate
			Specialized REITs – 0.9%
111	123	234	American Tower Corp., Class A	$15,185	$16,798	$31,983

			Total Real Estate – 0.9%	15,185	16,798	31,983
			TOTAL COMMON STOCKS – 96.9%	$1,623,677	$1,798,855	$3,422,532
			(Cost: $2,045,105)

	PRINCIPAL		SHORT-TERM SECURITIES
			Commercial Paper(B) – 2.8%
			BorgWarner, Inc.,
$5,000	$—	$5,000	1.380%, 10-5-17	4,999	—	4,999
			Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
5,000	—	5,000	1.180%, 10-5-17	4,999	—	4,999
			Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
—	10,000	10,000	1.331%, 10-3-17	—	9,999	9,999
—	8,500	8,500	1.350%, 10-4-17	—	8,498	8,498
—	5,000	5,000	1.240%, 10-6-17	—	4,999	4,999
			John Deere Canada ULC (GTD by Deere & Co.),
—	10,000	10,000	1.190%, 10-23-17	—	9,992	9,992
			Kroger Co. (The),
—	3,625	3,625	1.300%, 10-2-17	—	3,625	3,625
			Medtronic Global Holdings SCA,
—	10,000	10,000	1.530%, 10-16-17	—	9,993	9,993
			Northern Illinois Gas Co.,
15,000	—	15,000	1.250%, 10-2-17	14,998	—	14,998
			Rockwell Automation, Inc.,
6,000	—	6,000	1.200%, 10-5-17	5,999	—	5,999
			Sysco Corp.,
5,524	—	5,524	1.350%, 10-2-17	5,523	—	5,523
			United Technologies Corp.,
—	9,100	9,100	1.430%, 11-7-17	—	9,086	9,086
			Virginia Electric and Power Co.,
—	5,000	5,000	1.560%, 10-12-17	—	4,997	4,997

				36,518	61,189	97,707

			Master Note – 0.0%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
481	2	483	1.450%, 10-4-17(C)	481	2	483

			TOTAL SHORT-TERM SECURITIES – 2.8%	$36,999	$61,191	$98,190
			(Cost: $98,199)
			TOTAL INVESTMENT SECURITIES – 99.7%	$1,660,676	$1,860,046	$3,520,722
			(Cost: $2,143,304)
			CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%	5,867	5,877	11,744
			NET ASSETS – 100.0%	$1,666,543	$1,865,923	$3,532,466	(D)

60

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at September 30, 2017.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,422,532	$—	$—
Short-Term Securities	—	98,190	—

Total	$3,422,532	$98,190	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

GTD = Guaranteed
LIBOR = London	Interbank Offered Rate
REIT = Real	Estate Investment Trust

61

Pro Forma Statement of Assets and Liabilities (Unaudited)

September 30, 2017

(in thousands, except per share amounts)	WRA High Income Fund	Ivy High Income Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$1,938,140	$4,325,966	$—		$6,264,106
Investment in affiliated securities at value+	4,099	34,492	—		38,591

Investments at Value	1,942,239	4,360,458	$—		6,302,697

Cash	3,453	10,496	—		13,949
Restricted cash	90	160	—		250
Investment securities sold receivable	23,302	29,915	—		53,217
Dividends and interest receivable	33,302	71,813	—		105,115
Capital shares sold receivable	861	10,066	—		10,927
Receivable from affiliates	1	41	—		42
Unrealized appreciation of forward foreign currency contracts	8	23	—		31
Prepaid and other assets	140	215	—		355

Total assets	2,003,396	4,483,187	—		6,486,583

LIABILITIES
Investment securities purchased payable	23,097	60,260	—		83,357
Capital shares redeemed payable	3,216	13,638	—		16,854
Distributions payable	1,041	2,279	—		3,320
Independent Trustees and Chief Compliance Officer fees payable	289	226	—		515
Distribution and service fees payable	18	77	—		95
Shareholder servicing payable	267	854	—		1,121
Investment management fee payable	62	128	—		190
Accounting services fee payable	22	23	—		45
Unrealized depreciation of forward foreign currency contracts	64	154	—		218
Other liabilities	23	71	152	(a)	246

Total liabilities	28,099	77,710	152		105,961

Total Net Assets	$1,975,297	$4,405,477	$(152)		$6,380,622

NET ASSETS
Capital paid in (shares authorized - unlimited)	$2,161,702	$5,228,673	$—		$7,390,375
Undistributed net investment income	422	—	(152)		270
Accumulated net realized loss	(144,924)	(591,479)	—		(736,403)
Net unrealized depreciation	(41,903)	(231,717)	—		(273,620)

Total Net Assets	$1,975,297	$4,405,477	$(152)		$6,380,622

Class A
Net Assets	$1,178,526	$1,220,850	$(43	) (a)	$2,399,333
Outstanding Shares	173,557	160,119	(18,803	) (b)	314,873
Net asset value per share	$6.79	$7.62			$7.62
Add: selling commission (5.75% of offering price)	0.41	0.46			0.46

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$7.20	$8.08			$8.08

Class B
Net Assets	$3,344	$69,968	$(2	) (a)	$73,310
Outstanding Shares	493	9,177	(49	) (b)	9,621
Net asset value per share	$6.79	$7.62			$7.62

62

(in thousands, except per share amounts)	WRA High Income Fund	Ivy High Income Fund	Pro forma Adjustments		Combining Pro Forma
Class C
Net Assets	$35,594	$903,110	$(31	) (a)	$938,673
Outstanding Shares	5,242	118,446	(503	) (b)	123,185
Net asset value per share	$6.79	$7.62			$7.62

Class E
Net Assets		$9,745	$—	*(a)	$9,745
Outstanding Shares		1,278	1	(b)	1,279
Net asset value per share		$7.62			$7.62
Add: selling commission (2.50% of offering price)		0.20			0.20

Maximum offering price per Class E share (Class E NAV divided by 97.5%)		$7.82			$7.82

Class Y - WRA High Income Fund into Class I - Ivy High Income Fund
Net Assets	$757,833	$1,708,795	$(60	) (a)	$2,466,568
Outstanding Shares	111,603	224,115	(12,021	) (b)	323,697
Net asset value per share	$6.79	$7.62			$7.62

Class N
Net Assets		$65,837		$(2) (a)	$65,835
Outstanding Shares		8,635	—	*(b)	8,635
Net asset value per share		$7.62			$7.62

Class R
Net Assets		$67,802		$(2) (a)	$67,800
Outstanding Shares		8,893	—	*(b)	8,893
Net asset value per share		$7.62			$7.62

Class T (c)
Net Assets		$250	$—	*(a)	$250
Outstanding Shares		33	—	*(b)	33
Net asset value per share		$7.62			$7.62
Add: selling commission (2.50% of offering price)		0.20			0.20

Maximum offering price per Class T share (Class T NAV divided by 97.5%)		$7.82			$7.82

Class Y - Ivy High Income Fund
Net Assets		$359,120	$(12	) (a)	$359,108
Outstanding Shares		47,100	27	(b)	47,127
Net asset value per share		$7.62			$7.62

+Cost
Investments in unaffiliated securities at cost	$1,980,009	$4,545,106	$—		$6,525,115
Investments in affiliated securities at cost	4,079	46,943			51,022

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs in connection with the Reorganization borne by the Acquired Fund and by the Acquiring Fund.
(b)	Share adjustment - redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.
(c)	Ivy High Income Fund began offering Class T shares on July 5, 2017.

See Accompanying Notes to Pro Forma Financial Statements.

63

Pro Forma Statement of Operations (Unaudited)

For the year ended September 30, 2017

(in thousands)	WRA High Income Fund	Ivy High Income Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$441	$—		$441
Dividends from affiliated securities	—	1,810	—		1,810
Interest and amortization from unaffiliated securities	158,502	366,116	—		524,618
Interest and amortization from affiliated securities	209	858	—		1,067

Total investment income	158,711	369,225	—		527,936

EXPENSES
Investment management fee	11,530	24,134	(1,341	) (a)	34,323
Distribution and service fees:
Class A	3,003	3,277	—		6,280
Class B	40	779	—		819
Class C	352	9,632	—		9,984
Class E	—	23	—		23
Class R	—	346	—		346
Class T	—	— *	—		— *
Class Y	—	987	—		987
Shareholder servicing:
Class A	1,707	1,890	(77	) (b)	3,520
Class B	26	123	(1	) (b)	148
Class C	75	1,055	(3	) (b)	1,127
Class E	—	43	—		43
Class I	—	2,690	(45	) (b)	2,645
Class N	—	5	—		5
Class R	—	176	—		176
Class T	—	— *	—		— *
Class Y	1,312	649	—		1,961
Registration fees	111	234	(50	) (b)	295
Custodian fees	19	19	—		38
Independent Trustees and Chief Compliance Officer fees	161	216	—		377
Accounting services fees	260	276	(257	) (c)	279
Professional fees	85	119	(15	) (d)	189
Other	128	315	(43	) (e)	400

Total expenses	18,809	46,988	(1,832)		63,965

Less:
Expenses in excess of limit	(1)	(44)	(8	) (f)	(53)

Total Net Expenses	18,808	46,944	(1,840)		63,912

Net investment income	139,903	322,281	1,840		464,024

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	2,797	(19,651)	—		(16,854)
Forward foreign currency contracts	(571)	(1,444)	—		(2,015)
Foreign currency exchange transactions	(10)	(30)	—		(40)
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	46,441	160,695	—		207,136
Investments affiliated securities	20	2,445	—		2,465
Forward foreign currency contracts	(126)	(341)	—		(467)
Foreign currency exchange transactions	4	25	—		29

Net realized and unrealized gain	48,555	141,699			190,254

Net increase in net assets resulting from operations	$188,458	$463,980	$1,840		$654,278

*	Not shown due to rounding.
(a)	Based on management fee of 0.52% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

64

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

SEPTEMBER 30, 2017

(Unaudited)

WRA High Income Fund		Ivy High Income Fund		Acquiring Fund Proforma		DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
		SHARES				COMMON STOCKS		VALUE
						Consumer Discretionary
						Cable & Satellite – 0.2%
196		454		650		Altice N.V., Class A(A)(B)	$3,925	$9,096	$13,021

						Casinos & Gaming – 0.0%
—	*	—	*	—	*	New Cotai Participation Corp., Class B(A)(C)(D)	84	354	438

						Education Services – 1.2%
1,187		3,921		5,108		Laureate Education, Inc., Class A(A)	17,277	57,044	74,321

						Total Consumer Discretionary – 1.4%	21,286	66,494	87,780
						Energy
						Coal & Consumable Fuels – 0.0%
114		357		471		Foresight Energy L.P.	479	1,502	1,981

						Oil & Gas Equipment & Services – 0.1%
27		—		27		Key Energy Services, Inc.(A)	358	—	358
4		15		19		Larchmont Resources LLC(A)(C)(E)	1,193	4,905	6,098

							1,551	4,905	6,456

						Oil & Gas Exploration & Production – 0.2%
170		580		750		Midstates Petroleum Co., Inc.(A)	2,637	9,006	11,643
1		4		5		Sabine Oil & Gas Corp.(A)(C)	51	192	243

							2,688	9,198	11,886

						Total Energy – 0.3%	4,718	15,605	20,323
						Financials
						Specialized Finance – 0.3%
—		1,750		1,750		Maritime Finance Co. Ltd.(A)(C)(D)(E)	—	17,640	17,640

						Total Financials – 0.3%	—	17,640	17,640
						TOTAL COMMON STOCKS – 2.0%	$26,004	$99,739	$125,743
						(Cost: $142,292)

						PREFERRED STOCKS
						Consumer Staples
						Agricultural Products – 0.5%
12,015		37,029		49,044		Pinnacle Agriculture Enterprises LLC(A)(C)(D)	7,570	23,328	30,898

						Total Consumer Staples – 0.5%	7,570	23,328	30,898
						Telecommunication Services
						Integrated Telecommunication Services – 0.1%
57		196		253		Frontier Communications Corp., Convertible Series A, 11.125%	1,104	3,762	4,866

						Total Telecommunication Services – 0.1%	1,104	3,762	4,866
						TOTAL PREFERRED STOCKS – 0.6%	$8,674	$27,090	$35,764
						(Cost: $43,725)

65

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund		Ivy High Income Fund		Acquiring Fund Proforma
	SHARES		WARRANTS			VALUE
			Agricultural Products – 0.0%
7	13	20	ASG Consolidated LLC, expires 5-15-18(D)(F)	$—	*	$—	*	$—	*

			Apparel Retail – 0.0%
—	48	48	St. John Knits International, Inc., expires 12-31-29(F)	—		127		127

			Oil & Gas Exploration & Production – 0.0%
4	16	20	Sabine Oil & Gas Corp., expires 12-29-29(C)(F)	27		103		130

			TOTAL WARRANTS – 0.0%	$27		$230		$257
			(Cost: $1,351)

	PRINCIPAL		CORPORATE DEBT SECURITIES
			Consumer Discretionary
			Advertising – 0.5%
			Acosta, Inc.,
$9,483	$20,410	$29,893	7.750%, 10-1-22(G)	6,828		14,695		21,523
			Outfront Media Capital LLC and Outfront Media Capital Corp.,
1,785	8,212	9,997	5.625%, 2-15-24	1,861		8,561		10,422

				8,689		23,256		31,945

			Apparel Retail – 0.7%
			Hot Topic, Inc.,
16,133	35,881	52,014	9.250%, 6-15-21(G)	13,633		30,319		43,952

			Apparel, Accessories & Luxury Goods – 0.1%
			Wrangler Buyer Corp.,
972	2,162	3,134	6.000%, 10-1-25(G)	989		2,200		3,189

			Automotive Retail – 0.6%
			Allison Transmission, Inc.,
1,753	4,034	5,787	5.000%, 10-1-24(G)	1,819		4,187		6,006
			Group 1 Automotive, Inc.,
2,292	3,436	5,728	5.000%, 6-1-22	2,375		3,560		5,935
			Penske Automotive Group, Inc.,
1,219	2,983	4,202	5.500%, 5-15-26	1,260		3,084		4,344
			Sonic Automotive, Inc.,
7,435	17,353	24,788	5.000%, 5-15-23	7,268		16,963		24,231

				12,722		27,794		40,516

			Broadcasting – 3.2%
			Clear Channel International B.V.,
1,455	3,257	4,712	8.750%, 12-15-20(G)	1,528		3,420		4,948
			Clear Channel Outdoor Holdings, Inc.,
16,559	43,832	60,391	6.500%, 11-15-22	17,041		45,096		62,137
			Clear Channel Worldwide Holdings, Inc., Series A,
—	1,380	1,380	7.625%, 3-15-20	—		1,359		1,359
			Clear Channel Worldwide Holdings, Inc., Series B,
12,304	28,217	40,521	7.625%, 3-15-20	12,150		27,864		40,014
			Cumulus Media, Inc.,
10,806	33,969	44,775	7.750%, 5-1-19	3,107		9,766		12,873

66

WRA High Income Fund		Ivy High Income Fund		Acquiring Fund Proforma		DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
		PRINCIPAL				CORPORATE DEBT SECURITIES		VALUE
						iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
	$4,542		$9,924		$14,466	10.625%, 3-15-23	$3,225	$7,046	$10,271
						Sirius XM Radio, Inc.:
	14,438		33,613		48,051	4.625%, 5-15-23(G)	14,835	34,538	49,373
	18,000		—		18,000	6.000%, 7-15-24(G)	19,373	—	19,373

							71,259	129,089	200,348

						Cable & Satellite – 8.7%
						Altice Financing S.A.:
	4,517		12,126		16,643	6.625%, 2-15-23(G)	4,788	12,854	17,642
	8,844		20,535		29,379	7.500%, 5-15-26(G)	9,728	22,588	32,316
						Altice S.A.:
EUR	771	EUR	3,821	EUR	4,592	7.250%, 5-15-22(G)(H)	969	4,800	5,769
	$30,562		$68,474		$99,036	7.750%, 5-15-22(G)	32,434	72,668	105,102
EUR	966	EUR	3,496	EUR	4,462	6.250%, 2-15-25(G)(H)	1,239	4,483	5,722
	$5,375		$14,356		$19,731	7.625%, 2-15-25(G)	5,798	15,487	21,285
						Altice U.S. Finance I Corp.,
	4,968		11,626		16,594	5.500%, 5-15-26(G)	5,241	12,266	17,507
						Block Communications, Inc.,
	1,439		3,271		4,710	6.875%, 2-15-25(G)	1,562	3,550	5,112
						Cablevision Systems Corp.,
	5,561		8,681		14,242	5.875%, 9-15-22	5,756	8,985	14,741
						CCO Holdings LLC and CCO Holdings Capital Corp.:
	2,566		5,722		8,288	5.500%, 5-1-26(G)	2,659	5,930	8,589
	8,499		18,991		27,490	5.000%, 2-1-28(G)	8,499	18,991	27,490
						DISH DBS Corp.:
	5,314		12,085		17,399	6.750%, 6-1-21	5,845	13,293	19,138
	2,460		10,630		13,090	5.875%, 7-15-22	2,614	11,294	13,908
	1,207		3,054		4,261	5.875%, 11-15-24	1,265	3,200	4,465
	3,676		8,887		12,563	7.750%, 7-1-26	4,218	10,198	14,416
						Neptune Finco Corp.:
	9,511		20,510		30,021	10.125%, 1-15-23(G)	10,973	23,664	34,637
	2,140		6,478		8,618	6.625%, 10-15-25(G)	2,343	7,093	9,436
	5,805		14,255		20,060	10.875%, 10-15-25(G)	7,177	17,623	24,800
						Numericable - SFR S.A.,
	22,514		51,178		73,692	7.375%, 5-1-26(G)	24,259	55,144	79,403
						VTR Finance B.V.,
	22,263		46,939		69,202	6.875%, 1-15-24(G)	23,543	49,638	73,181
						WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
	16,739		—		16,739	8.125%, 9-1-20(G)	17,116	—	17,116

							178,026	373,749	551,775

						Casinos & Gaming – 2.6%
						Gateway Casinos & Entertainment Ltd.,
	5,344		11,851		17,195	8.250%, 3-1-24(G)	5,611	12,444	18,055
						Golden Nugget, Inc.:
	12,223		26,914		39,137	6.750%, 10-15-24(G)	12,360	27,217	39,577
	4,889		10,766		15,655	8.750%, 10-1-25(G)	4,975	10,954	15,929
						Studio City Finance Ltd.,
	11,503		8,973		20,476	8.500%, 12-1-20(G)	11,834	9,231	21,065
						Wynn Macau Ltd.:
	17,304		38,222		55,526	5.250%, 10-15-21(G)	17,763	39,235	56,998

67

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
$1,700	$3,705	$5,405	4.875%, 10-1-24(G)	$1,732	$3,775	$5,507
2,445	5,385	7,830	5.500%, 10-1-27(G)	2,480	5,462	7,942

				56,755	108,318	165,073

			Department Stores – 0.3%
			Bon-Ton Stores, Inc. (The),
12,060	37,256	49,316	8.000%, 6-15-21	4,342	13,412	17,754

			Education Services – 1.9%
			Laureate Education, Inc.,
35,760	78,145	113,905	8.250%, 5-1-25(G)	38,531	84,201	122,732

			Homefurnishing Retail – 0.5%
			Restoration Hardware Holdings, Inc., Convertible:
4,114	8,977	13,091	0.000%, 6-15-19(G)(I)	3,769	8,225	11,994
6,271	14,358	20,629	0.000%, 7-15-20(G)(I)	5,350	12,249	17,599

				9,119	20,474	29,593

			Leisure Facilities – 0.1%
			Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
2,472	5,444	7,916	5.375%, 4-15-27(G)	2,596	5,716	8,312

			Movies & Entertainment – 1.3%
			Cinemark USA, Inc.:
585	1,258	1,843	5.125%, 12-15-22	600	1,291	1,891
9,500	21,139	30,639	4.875%, 6-1-23	9,595	21,350	30,945
			EMI Music Publishing Group North America Holdings,
2,929	7,135	10,064	7.625%, 6-15-24(G)	3,259	7,938	11,197
			WMG Acquisition Corp.,
13,701	25,538	39,239	6.750%, 4-15-22(G)	14,403	26,847	41,250

				27,857	57,426	85,283

			Publishing – 0.6%
			E.W. Scripps Co.,
740	1,630	2,370	5.125%, 5-15-25(G)	755	1,662	2,417
			MDC Partners, Inc.,
11,290	26,229	37,519	6.500%, 5-1-24(G)	11,374	26,426	37,800

				12,129	28,088	40,217

			Restaurants – 0.5%
			1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
9,699	21,714	31,413	5.000%, 10-15-25(G)	9,869	22,094	31,963

			Specialized Consumer Services – 0.7%
			Nielsen Co. (Luxembourg) S.a.r.l. (The):
6,936	3,151	10,087	5.500%, 10-1-21(G)	7,127	3,238	10,365
2,475	5,614	8,089	5.000%, 2-1-25(G)	2,577	5,846	8,423
			Nielsen Finance LLC and Nielsen Finance Co.,
11,077	15,039	26,116	5.000%, 4-15-22(G)	11,479	15,584	27,063

				21,183	24,668	45,851

68

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Specialty Stores – 1.6%
			Cumberland Farms, Inc.,
$4,014	$8,822	$12,836	6.750%, 5-1-25(G)	$4,266	$9,376	$13,642
			Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK),
28,889	64,495	93,384	9.750%, 10-15-19(G)(J)	28,094	62,721	90,815

				32,360	72,097	104,457

			Total Consumer Discretionary – 23.9%	500,059	1,022,901	1,522,960
			Consumer Staples
			Food Distributors – 1.4%
			Performance Food Group, Inc.,
5,504	12,254	17,758	5.500%, 6-1-24(G)	5,683	12,652	18,335
			Simmons Foods, Inc.,
15,551	34,500	50,051	7.875%, 10-1-21(G)	16,500	36,604	53,104
			U.S. Foods, Inc.,
7,442	10,878	18,320	5.875%, 6-15-24(G)	7,795	11,395	19,190

				29,978	60,651	90,629

			Packaged Foods & Meats – 2.2%
			JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
1,000	2,300	3,300	7.750%, 10-28-20(G)	1,022	2,352	3,374
			JBS USA LLC and JBS USA Finance, Inc.:
10,650	25,097	35,747	5.875%, 7-15-24(G)	10,677	25,160	35,837
8,993	20,007	29,000	5.750%, 6-15-25(G)	8,959	19,932	28,891
			Pilgrim’s Pride Corp.:
724	1,616	2,340	5.750%, 3-15-25(G)	748	1,668	2,416
3,377	7,546	10,923	5.875%, 9-30-27(G)	3,461	7,735	11,196
			Post Holdings, Inc.:
1,854	4,205	6,059	5.500%, 3-1-25(G)	1,923	4,362	6,285
2,929	—	2,929	8.000%, 7-15-25(G)	3,310	—	3,310
2,644	5,849	8,493	5.000%, 8-15-26(G)	2,639	5,838	8,477
11,553	25,924	37,477	5.750%, 3-1-27(G)	11,900	26,702	38,602

				44,639	93,749	138,388

			Personal Products – 0.1%
			Revlon Consumer Products Corp.,
1,999	4,734	6,733	5.750%, 2-15-21	1,744	4,130	5,874
			Revlon Escrow Corp.,
1,235	2,924	4,159	6.250%, 8-1-24	954	2,259	3,213

				2,698	6,389	9,087

			Total Consumer Staples – 3.7%	77,315	160,789	238,104
			Energy
			Oil & Gas Drilling – 1.2%
			KCA Deutag UK Finance plc:
5,266	18,636	23,902	7.250%, 5-15-21(G)	5,042	17,844	22,886
5,210	11,507	16,717	9.875%, 4-1-22(G)	5,406	11,938	17,344
			Noble Holding International Ltd.,
2,464	5,677	8,141	7.750%, 1-15-24	2,187	5,038	7,225
			Offshore Drilling Holding S.A.,
20,048	44,521	64,569	8.375%, 9-20-20(G)(K)	8,220	18,254	26,474

69

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund		Ivy High Income Fund		Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES			VALUE
			Offshore Group Investment Ltd.,
$5,169	$14,866	$20,035	0.000%, 11-1-19(D)	$—	*	$—	*	$—	*
			Rowan Cos., Inc. (GTD by Rowan plc),
1,488	3,398	4,886	7.375%, 6-15-25	1,454		3,322		4,776
			Trinidad Drilling Ltd.,
124	280	404	6.625%, 2-15-25(G)	116		262		378

				22,425		56,658		79,083

			Oil & Gas Equipment & Services – 0.4%
			Brand Energy & Infrastructure Services, Inc.,
3,577	7,963	11,540	8.500%, 7-15-25(G)	3,872		8,620		12,492
			SESI LLC:
2,660	6,059	8,719	7.125%, 12-15-21	2,713		6,180		8,893
971	2,170	3,141	7.750%, 9-15-24(G)	1,005		2,246		3,251

				7,590		17,046		24,636

			Oil & Gas Exploration & Production – 4.2%
			Bellatrix Exploration Ltd.,
6,164	13,598	19,762	8.500%, 5-15-20(G)	5,732		12,646		18,378
			California Resources Corp.,
2,016	4,662	6,678	8.000%, 12-15-22(G)	1,310		3,030		4,340
			Carrizo Oil & Gas, Inc.,
2,590	5,785	8,375	7.500%, 9-15-20	2,645		5,908		8,553
			Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC),
6,391	14,182	20,573	5.000%, 9-15-22	6,495		14,413		20,908
			Crownrock L.P.,
1,941	6,941	8,882	7.750%, 2-15-23(G)	2,072		7,410		9,482
			EnCana Corp.,
2,862	7,113	9,975	6.500%, 8-15-34	3,348		8,321		11,669
			Endeavor Energy Resources L.P.:
10,611	24,868	35,479	7.000%, 8-15-21(G)	10,982		25,738		36,720
1,808	6,146	7,954	8.125%, 9-15-23(G)	1,944		6,607		8,551
			Laredo Petroleum, Inc.:
8,698	17,510	26,208	7.375%, 5-1-22	9,003		18,123		27,126
1,705	3,784	5,489	6.250%, 3-15-23	1,756		3,897		5,653
			Murphy Oil USA, Inc. (GTD by Murphy USA),
741	1,629	2,370	5.625%, 5-1-27	796		1,751		2,547
			PDC Energy, Inc.,
1,001	2,310	3,311	6.125%, 9-15-24	1,046		2,414		3,460
			Seven Generations Energy Ltd.:
8,153	15,124	23,277	8.250%, 5-15-20(G)	8,520		15,804		24,324
11,328	27,127	38,455	6.750%, 5-1-23(G)	11,937		28,585		40,522
4,832	10,771	15,603	5.375%, 9-30-25(G)	4,868		10,852		15,720
			Ultra Resources, Inc.:
4,184	9,273	13,457	6.875%, 4-15-22(G)	4,268		9,459		13,727
1,231	2,726	3,957	7.125%, 4-15-25(G)	1,243		2,753		3,996
			Whiting Petroleum Corp.,
2,804	6,223	9,027	5.750%, 3-15-21	2,755		6,114		8,869

				80,720		183,825		264,545

70

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Oil & Gas Refining & Marketing – 0.1%
			Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
$2,475	$5,596	$8,071	6.125%, 10-1-24	$2,586	$5,848	$8,434

			Oil & Gas Storage & Transportation – 0.1%
			Crestwood Midstream Partners L.P. and Crestwood Midstream Finance Corp.,
1,088	2,433	3,521	6.250%, 4-1-23	1,122	2,509	3,631

			Total Energy – 6.0%	114,443	265,886	380,329
			Financials
			Consumer Finance – 1.4%
			Creditcorp,
11,476	40,520	51,996	12.000%, 7-15-18(G)	9,869	34,847	44,716
			CURO Financial Technologies Corp.,
2,595	5,881	8,476	12.000%, 3-1-22(G)	2,790	6,322	9,112
			Quicken Loans, Inc.,
8,962	23,889	32,851	5.750%, 5-1-25(G)	9,410	25,084	34,494

				22,069	66,253	88,322

			Insurance Brokers – 0.8%
			NFP Corp.,
14,598	32,425	47,023	6.875%, 7-15-25(G)	14,817	32,911	47,728

			Investment Banking & Brokerage – 0.2%
			E*TRADE Financial Corp.,
1,740	4,068	5,808	5.875%, 12-29-49	1,853	4,332	6,185
			VHF Parent LLC,
1,711	3,797	5,508	6.750%, 6-15-22(G)	1,782	3,954	5,736

				3,635	8,286	11,921

			Other Diversified Financial Services – 3.2%
			AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK),
4,628	10,702	15,330	12.000%, 7-1-19(G)(J)	4,836	11,184	16,020
			Balboa Merger Sub, Inc.,
25,339	22,692	48,031	11.375%, 12-1-21(G)	27,715	24,819	52,534
			New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
43,515	96,762	140,277	10.625%, 5-1-19(G)(J)	42,645	94,827	137,472

				75,196	130,830	206,026

			Property & Casualty Insurance – 0.1%
			Hub International Ltd.,
8,878	—	8,878	7.875%, 10-1-21(G)	9,244	—	9,244

			Specialized Finance – 1.9%
			Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
1,712	4,154	5,866	5.875%, 6-15-21(G)	1,790	4,343	6,133
1,221	2,979	4,200	5.450%, 6-15-23(G)	1,339	3,267	4,606

71

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
$1,712	$4,154	$5,866	7.125%, 6-15-24(G)	$1,891	$4,589	$6,480
2,441	5,960	8,401	6.020%, 6-15-26(G)	2,710	6,617	9,327
			Flexi-Van Leasing, Inc.,
5,782	12,769	18,551	7.875%, 8-15-18(G)	5,782	12,769	18,551
			TMX Finance LLC and TitleMax Finance Corp.,
25,811	57,305	83,116	8.500%, 9-15-18(G)	23,875	53,007	76,882

				37,387	84,592	121,979

			Thrifts & Mortgage Finance – 0.3%
			Provident Funding Associates L.P. and PFG Finance Corp.,
6,100	13,571	19,671	6.375%, 6-15-25(G)	6,405	14,249	20,654

			Total Financials – 7.9%	168,753	337,121	505,874
			Health Care
			Health Care Facilities – 1.6%
			DaVita HealthCare Partners, Inc.,
1,304	2,970	4,274	5.125%, 7-15-24	1,298	2,957	4,255
			Greatbatch Ltd.,
9,423	20,906	30,329	9.125%, 11-1-23(G)	10,278	22,804	33,082
			HCA, Inc. (GTD by HCA Holdings, Inc.),
—	2,404	2,404	5.250%, 6-15-26	—	2,590	2,590
			MPH Acquisition Holdings LLC,
4,881	8,898	13,779	7.125%, 6-1-24(G)	5,247	9,565	14,812
			Surgery Center Holdings, Inc.,
7,967	17,519	25,486	8.875%, 4-15-21(G)	8,366	18,395	26,761
			Tenet Healthcare Corp.:
6,592	—	6,592	6.750%, 2-1-20	6,790	—	6,790
869	1,985	2,854	7.500%, 1-1-22(G)	920	2,102	3,022
11,492	—	11,492	8.125%, 4-1-22	11,693	—	11,693

				44,592	58,413	103,005

			Health Care Supplies – 0.8%
			Kinetic Concepts, Inc. and KCI USA, Inc.,
1,180	2,794	3,974	12.500%, 11-1-21(G)	1,313	3,108	4,421
			Universal Hospital Services, Inc.,
13,711	30,077	43,788	7.625%, 8-15-20	13,882	30,453	44,335

				15,195	33,561	48,756

			Life Sciences Tools & Services – 0.6%
			Avantor, Inc.:
3,624	8,080	11,704	6.000%, 10-1-24(G)	3,710	8,272	11,982
8,457	18,852	27,309	9.000%, 10-1-25(G)	8,647	19,276	27,923

				12,357	27,548	39,905

			Pharmaceuticals – 1.7%
			Concordia Healthcare Corp.:
27,123	59,541	86,664	9.500%, 10-21-22(G)	4,746	10,419	15,165
2,927	7,125	10,052	7.000%, 4-15-23(G)	476	1,158	1,634
			IMS Health, Inc.,
2,940	6,780	9,720	5.000%, 10-15-26(G)	3,116	7,187	10,303
			Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
5,723	—	5,723	6.375%, 8-1-23(G)	5,988	—	5,988

72

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Valeant Pharmaceuticals International, Inc.:
$3,668	$8,127	$11,795	7.000%, 10-1-20	$3,691	$8,178	$11,869
244	545	789	5.500%, 3-1-23(G)	214	478	692
			VPII Escrow Corp.,
4,619	6,802	11,421	7.500%, 7-15-21(G)	4,608	6,785	11,393
			VRX Escrow Corp.:
5,499	12,225	17,724	5.375%, 3-15-20(G)	5,492	12,210	17,702
3,910	8,682	12,592	5.875%, 5-15-23(G)	3,456	7,673	11,129
7,319	16,249	23,568	6.125%, 4-15-25(G)	6,422	14,258	20,680

				38,209	68,346	106,555

			Total Health Care – 4.7%	110,353	187,868	298,221
			Industrials
			Aerospace & Defense – 2.0%
			KLX, Inc.,
13,832	21,081	34,913	5.875%, 12-1-22(G)	14,492	22,086	36,578
			TransDigm, Inc.,
2,463	5,455	7,918	6.500%, 5-15-25	2,537	5,619	8,156
			TransDigm, Inc. (GTD by TransDigm Group, Inc.):
13,668	13,200	26,868	6.000%, 7-15-22	14,181	13,695	27,876
12,197	27,597	39,794	6.500%, 7-15-24	12,593	28,494	41,087
6,375	10,559	16,934	6.375%, 6-15-26	6,530	10,816	17,346

				50,333	80,710	131,043

			Air Freight & Logistics – 0.3%
			XPO Logistics, Inc.:
3,196	7,550	10,746	6.500%, 6-15-22(G)	3,356	7,928	11,284
1,738	4,075	5,813	6.125%, 9-1-23(G)	1,814	4,253	6,067

				5,170	12,181	17,351

			Building Products – 1.2%
			Alcoa Nederland Holding B.V.:
1,297	2,557	3,854	6.750%, 9-30-24(G)	1,436	2,832	4,268
1,297	2,557	3,854	7.000%, 9-30-26(G)	1,469	2,896	4,365
			Ply Gem Industries, Inc.,
13,768	28,758	42,526	6.500%, 2-1-22	14,354	30,004	44,358
			Summit Materials LLC and Summit Materials Finance Corp.:
967	2,416	3,383	8.500%, 4-15-22	1,088	2,718	3,806
2,012	5,046	7,058	6.125%, 7-15-23	2,123	5,323	7,446
			WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
2,443	5,940	8,383	5.375%, 6-15-24	2,577	6,267	8,844

				23,047	50,040	73,087

			Diversified Support Services – 0.5%
			Ahern Rentals, Inc.,
7,837	17,389	25,226	7.375%, 5-15-23(G)	7,171	15,911	23,082
			Ritchie Bros. Auctioneers, Inc.,
2,471	5,675	8,146	5.375%, 1-15-25(G)	2,613	6,001	8,614
			United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
1,220	1,490	2,710	5.875%, 9-15-26	1,325	1,619	2,944

				11,109	23,531	34,640

73

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Environmental & Facilities Services – 0.2%
			GFL Environmental, Inc.:
$2,194	$5,386	$7,580	9.875%, 2-1-21(G)	$2,339	$5,741	$8,080
1,730	3,790	5,520	5.625%, 5-1-22(G)	1,799	3,942	5,741

				4,138	9,683	13,821

			Industrial Conglomerates – 0.0%
			TriMas Corp.,
489	1,077	1,566	4.875%, 10-15-25(G)	493	1,086	1,579

			Research & Consulting Services – 0.1%
			Eagle Holding Co. II LLC (7.625% Cash or 8.375% PIK),
989	2,173	3,162	7.625%, 5-15-22(G)(J)	1,026	2,254	3,280

			Security & Alarm Services – 1.1%
			Prime Security Services Borrower LLC,
19,268	42,686	61,954	9.250%, 5-15-23(G)	21,264	47,106	68,370

			Total Industrials – 5.4%	116,580	226,591	343,171
			Information Technology
			Application Software – 1.5%
			Kronos Acquisition Holdings, Inc.,
28,821	64,021	92,842	9.000%, 8-15-23(G)	28,100	62,421	90,521
			Solera LLC and Solera Finance, Inc.,
1,941	4,337	6,278	10.500%, 3-1-24(G)	2,210	4,937	7,147

				30,310	67,358	97,668

			Communications Equipment – 0.5%
			West Corp.,
9,244	20,642	29,886	5.375%, 7-15-22(G)	9,336	20,848	30,184

			Data Processing & Outsourced Services – 2.5%
			Alliance Data Systems Corp.:
9,158	—	9,158	6.375%, 4-1-20(G)	9,273	—	9,273
3,396	7,708	11,104	5.875%, 11-1-21(G)	3,532	8,016	11,548
13,282	29,436	42,718	5.375%, 8-1-22(G)	13,680	30,319	43,999
			Italics Merger Sub, Inc.,
27,070	59,658	86,728	7.125%, 7-15-23(G)	27,205	59,956	87,161
			j2 Cloud Services LLC and j2 Global, Inc.,
2,442	5,422	7,864	6.000%, 7-15-25(G)	2,555	5,673	8,228

				56,245	103,964	160,209

			Electronic Components – 0.1%
			TTM Technologies, Inc.,
2,446	5,385	7,831	5.625%, 10-1-25(G)	2,475	5,449	7,924

			IT Consulting & Other Services – 1.1%
			Cardtronics, Inc. and Cardtronics USA, Inc.,
1,476	3,285	4,761	5.500%, 5-1-25(G)	1,510	3,361	4,871
			NCR Escrow Corp.:
9,790	21,676	31,466	5.875%, 12-15-21	10,115	22,396	32,511
8,839	20,537	29,376	6.375%, 12-15-23	9,428	21,905	31,333

				21,053	47,662	68,715

74

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Semiconductors – 0.4%
			Micron Technology, Inc.:
$4,995	$12,294	$17,289	7.500%, 9-15-23	$5,551	$13,662	$19,213
2,185	1,035	3,220	5.500%, 2-1-25	2,330	1,103	3,433

				7,881	14,765	22,646

			Technology Hardware, Storage & Peripherals – 0.5%
			Western Digital Corp.:
1,215	3,009	4,224	7.375%, 4-1-23(G)	1,331	3,296	4,627
7,130	16,726	23,856	10.500%, 4-1-24	8,378	19,653	28,031

				9,709	22,949	32,658

			Total Information Technology – 6.6%	137,009	282,995	420,004
			Materials
			Aluminum – 2.1%
			Constellium N.V.:
15,394	34,437	49,831	8.000%, 1-15-23(G)	16,279	36,417	52,696
4,758	16,523	21,281	5.750%, 5-15-24(G)	4,758	16,523	21,281
9,852	22,308	32,160	6.625%, 3-1-25(G)	10,086	22,838	32,924
			Kaiser Aluminum Corp.,
975	2,392	3,367	5.875%, 5-15-24	1,043	2,560	3,603
			Novelis Corp. (GTD by Novelis, Inc.):
3,725	8,724	12,449	6.250%, 8-15-24(G)	3,884	9,096	12,980
2,497	5,784	8,281	5.875%, 9-30-26(G)	2,535	5,871	8,406

				38,585	93,305	131,890

			Commodity Chemicals – 0.4%
			NOVA Chemicals Corp.:
6,106	13,567	19,673	4.875%, 6-1-24(G)	6,182	13,737	19,919
2,442	5,427	7,869	5.250%, 6-1-27(G)	2,467	5,481	7,948

				8,649	19,218	27,867

			Construction Materials – 0.7%
			Hillman Group, Inc. (The),
13,625	30,106	43,731	6.375%, 7-15-22(G)	13,557	29,955	43,512

			Diversified Chemicals – 0.4%
			PSPC Escrow Corp.,
4,928	11,779	16,707	6.500%, 2-1-22(G)	5,107	12,206	17,313
			PSPC Escrow II Corp.,
2,503	5,919	8,422	10.375%, 5-1-21(G)	2,728	6,452	9,180

				7,835	18,658	26,493

			Diversified Metals & Mining – 0.4%
			Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK),
14,651	52,349	67,000	11.500%, 4-1-19(G)(J)	146	524	670
			Crystal Merger Sub, Inc.,
2,100	8,259	10,359	7.625%, 10-15-21(G)	2,183	8,584	10,767
			FMG Resources August 2006 Partners Ltd.,
655	1,388	2,043	5.125%, 5-15-24(G)	665	1,409	2,074
			Lundin Mining Corp.:
3,710	1,178	4,888	7.500%, 11-1-20(G)	3,858	1,225	5,083
3,039	3,980	7,019	7.875%, 11-1-22(G)	3,305	4,328	7,633

				10,157	16,070	26,227

75

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Fertilizers & Agricultural Chemicals – 1.1%
			CF Industries, Inc.,
$968	$2,162	$3,130	3.450%, 6-1-23	$956	$2,135	$3,091
			Pinnacle Operating Corp.,
17,307	53,335	70,642	9.000%, 5-15-23(G)	16,354	50,401	66,755

				17,310	52,536	69,846

			Metal & Glass Containers – 2.0%
			ARD Finance S.A.,
1,387	3,217	4,604	7.125%, 9-15-23	1,481	3,434	4,915
			BakerCorp International, Inc.,
30,280	67,965	98,245	8.250%, 6-1-19	28,160	63,208	91,368
			HudBay Minerals, Inc.:
995	2,262	3,257	7.250%, 1-15-23(G)	1,060	2,409	3,469
1,492	3,395	4,887	7.625%, 1-15-25(G)	1,615	3,675	5,290
			Signode Industrial Group,
8,462	11,052	19,514	6.375%, 5-1-22(G)	8,779	11,466	20,245

				41,095	84,192	125,287

			Paper Packaging – 0.3%
			Flex Acquisition Co., Inc.,
1,732	3,940	5,672	6.875%, 1-15-25(G)	1,798	4,090	5,888
			Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5,649	8,571	14,220	5.125%, 7-15-23(G)	5,895	8,945	14,840

				7,693	13,035	20,728

			Specialty Chemicals – 0.1%
			Kraton Polymers LLC and Kraton Polymers Capital Corp.,
2,492	5,507	7,999	7.000%, 4-15-25(G)	2,673	5,906	8,579

			Steel – 0.1%
			U.S. Steel Corp.,
1,708	4,186	5,894	8.375%, 7-1-21(G)	1,887	4,626	6,513

			Total Materials – 7.6%	149,441	337,501	486,942
			Real Estate
			Health Care REITs – 0.0%
			MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
1,236	2,928	4,164	5.250%, 8-1-26	1,276	3,023	4,299

			Real Estate Development – 0.4%
			Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK),
6,610	17,764	24,374	8.125%, 7-15-19(G)(J)	6,627	17,808	24,435

			Total Real Estate – 0.4%	7,903	20,831	28,734
			Telecommunication Services
			Alternative Carriers – 0.6%
			Consolidated Communications Finance II Co.,
9,760	21,192	30,952	6.500%, 10-1-22	9,382	20,371	29,753

76

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		CORPORATE DEBT SECURITIES		VALUE
			Zayo Group LLC and Zayo Capital, Inc.:
$1,738	$—	$1,738	6.000%, 4-1-23	$1,839	$—	$1,839
1,981	4,500	6,481	5.750%, 1-15-27(G)	2,100	4,770	6,870

				13,321	25,141	38,462

			Integrated Telecommunication Services –3.5%
			Frontier Communications Corp.:
4,201	15,908	20,109	6.250%, 9-15-21	3,454	13,080	16,534
9,275	20,679	29,954	10.500%, 9-15-22	8,092	18,042	26,134
1,013	2,412	3,425	7.125%, 1-15-23	775	1,845	2,620
2,912	8,428	11,340	6.875%, 1-15-25	2,177	6,300	8,477
8,560	23,102	31,662	11.000%, 9-15-25	7,276	19,637	26,913
			GCI, Inc.,
7,552	22,144	29,696	6.875%, 4-15-25	8,119	23,805	31,924
			Sprint Corp.:
20,041	43,872	63,913	7.250%, 9-15-21	22,270	48,753	71,023
15,048	16,141	31,189	7.875%, 9-15-23	17,456	18,723	36,179
5,951	—	5,951	7.125%, 6-15-24	6,695	—	6,695

				76,314	150,185	226,499

			Wireless Telecommunication Service – 1.3%
			Sable International Finance Ltd.,
10,351	26,720	37,071	6.875%, 8-1-22(G)	11,127	28,724	39,851
			Sprint Nextel Corp.:
547	1,367	1,914	9.000%, 11-15-18(G)	587	1,468	2,055
1,208	3,022	4,230	7.000%, 8-15-20	1,320	3,302	4,622
989	2,342	3,331	11.500%, 11-15-21	1,257	2,977	4,234
			T-Mobile USA, Inc.:
4,371	10,395	14,766	6.000%, 4-15-24	4,639	11,032	15,671
2,140	12,863	15,003	6.500%, 1-15-26	2,362	14,197	16,559

				21,292	61,700	82,992

			Total Telecommunication Services – 5.4%	110,927	237,026	347,953
			TOTAL CORPORATE DEBT SECURITIES – 71.6%	$1,492,783	$3,079,509	$4,572,292
			(Cost: $4,680,306)

			LOANS(L)
			Consumer Discretionary
			Advertising – 0.4%
			Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8,283	18,474	26,757	7.735%, 7-25-22	7,409	16,525	23,934

			Apparel Retail – 1.5%
			Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
8,058	19,207	27,265	5.735%, 3-19-20	7,736	18,439	26,175
			Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
14,844	33,232	48,076	9.735%, 3-19-21(D)	14,398	32,235	46,633

77

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		LOANS(L)		VALUE
			True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps):
$40	$202	$242	6.101%, 7-30-19(M)	$10	$52	$62
15,561	77,951	93,512	6.171%, 7-30-19(M)	3,968	19,877	23,845

				26,112	70,603	96,715

			Casinos & Gaming – 0.1%
			Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps),
1,723	3,910	5,633	5.083%, 2-22-23	1,732	3,931	5,663

			Department Stores – 0.9%
			Belk, Inc. (ICE LIBOR plus 475 bps),
20,496	45,066	65,562	6.054%, 12-10-22	17,142	37,692	54,834

			Education Services – 1.4%
			Laureate Education, Inc. (ICE LIBOR plus 450 bps),
28,314	62,411	90,725	5.735%, 4-26-24	28,414	62,632	91,046

			General Merchandise Stores – 2.0%
			BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
16,299	36,459	52,758	4.982%, 2-3-24	15,600	34,896	50,496
			BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
12,846	28,637	41,483	8.732%, 1-26-25	12,249	27,306	39,555
			Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps),
17,870	63,765	81,635	7.313%, 2-8-19	8,339	29,757	38,096

				36,188	91,959	128,147

			Home Furnishings – 0.6%
			Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps),
12,167	26,971	39,138	9.312%, 11-8-24	11,672	25,875	37,547

			Hotels, Resorts & Cruise Lines – 0.0%
			Travel Leaders Group LLC (ICE LIBOR plus 450 bps),
741	1,681	2,422	5.814%, 1-25-24	751	1,703	2,454

			Housewares & Specialties – 0.4%
			KIK Custom Products, Inc. (ICE LIBOR plus 450 bps),
6,071	16,302	22,373	5.737%, 8-26-22	6,126	16,448	22,574

			Restaurants – 0.4%
			NPC International, Inc. (ICE LIBOR plus 350 bps),
1,740	3,828	5,568	4.738%, 4-20-24	1,757	3,866	5,623
			NPC International, Inc. (ICE LIBOR plus 750 bps),
7,050	15,590	22,640	8.738%, 4-18-25	7,138	15,785	22,923

				8,895	19,651	28,546

			Specialized Consumer Services – 0.1%
			Asurion LLC (ICE LIBOR plus 600 bps),
1,212	2,700	3,912	7.235%, 8-4-25	1,238	2,759	3,997

78

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		LOANS(L)		VALUE
			Specialty Stores – 0.3%
			Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
$6,979	$15,450	$22,429	6.391%, 10-21-23	$6,657	$14,736	$21,393

			Total Consumer Discretionary – 8.1%	152,336	364,514	516,850
			Consumer Staples
			Food Distributors – 0.3%
			Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps),
4,966	11,926	16,892	5.990%, 6-22-22	5,021	12,060	17,081

			Hypermarkets & Super Centers – 0.3%
			GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
5,087	15,658	20,745	9.583%, 10-21-22	5,097	15,688	20,785

			Packaged Foods & Meats – 0.3%
			Shearer’s Foods LLC (ICE LIBOR plus 675 bps),
3,838	18,980	22,818	8.083%, 6-30-22(D)	3,627	17,936	21,563

			Total Consumer Staples – 0.9%	13,745	45,684	59,429
			Energy
			Coal & Consumable Fuels – 1.0%
			Foresight Energy LLC (ICE LIBOR plus 725 bps),
16,118	35,620	51,738	7.083%, 3-28-22	15,040	33,238	48,278
			Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8,877	19,953	28,830	7.833%, 12-16-20(D)	5,770	12,969	18,739

				20,810	46,207	67,017

			Oil & Gas Drilling – 0.6%
			KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps),
10,796	26,249	37,045	7.065%, 5-16-20	10,394	25,273	35,667

			Oil & Gas Equipment & Services – 0.5%
			Brand Energy & Infrastructure Services, Inc. (ICE LIBOR plus 425 bps):
4,087	9,068	13,155	5.514%, 6-21-24	4,107	9,111	13,218
779	1,728	2,507	5.564%, 6-21-24	783	1,737	2,520
12	27	39	5.583%, 6-21-24	12	27	39
			Larchmont Resources LLC (10.320% Cash or 10.320% PIK),
2,996	12,317	15,313	10.320%, 8-7-20(D)(E)(J)	2,906	11,947	14,853

				7,808	22,822	30,630

			Oil & Gas Exploration & Production – 0.4%
			Chesapeake Energy Corp. (ICE LIBOR plus 750 bps),
7,457	17,434	24,891	8.814%, 8-23-21	8,028	18,769	26,797

79

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		LOANS(L)		VALUE
			Oil & Gas Storage & Transportation – 1.0%
			Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
$3,043	$26,759	$29,802	11.985%, 2-16-21	$2,824	$24,830	$27,654
			Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
5,080	33,170	38,250	6.985%, 8-12-20	4,896	31,967	36,863

				7,720	56,797	64,517

			Total Energy – 3.5%	54,760	169,868	224,628
			Financials
			Insurance Brokers – 0.2%
			NFP Corp. (ICE LIBOR plus 350 bps),
3,144	6,938	10,082	4.735%, 1-8-24	3,163	6,982	10,145

			Investment Banking & Brokerage – 0.5%
			Jane Street Group LLC (ICE LIBOR plus 450 bps),
9,663	21,610	31,273	5.735%, 8-25-22	9,741	21,786	31,527

			Specialized Finance – 0.1%
			Orchestra Borrower LLC and Orchestra Co-Issuer, Inc. (3-Month ICE LIBOR plus 375 bps),
1,674	3,714	5,388	5.061%, 12-30-21	1,691	3,751	5,442

			Total Financials – 0.8%	14,595	32,519	47,114
			Health Care
			Life Sciences Tools & Services – 0.3%
			Avantor, Inc.,
6,019	13,419	19,438	0.000%, 9-22-24(N)	6,036	13,456	19,492

			Total Health Care – 0.3%	6,036	13,456	19,492
			Industrials
			Building Products – 0.3%
			Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
—	23,667	23,667	9.235%, 3-27-22	—	20,916	20,916

			Construction & Engineering – 0.2%
			Tensar International Corp. (ICE LIBOR plus 850 bps),
3,077	15,197	18,274	9.833%, 7-10-22(D)	2,462	12,158	14,620

			Diversified Support Services – 0.3%
			USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
2,899	6,483	9,382	4.984%, 8-25-24	2,928	6,548	9,476
			USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
2,416	5,403	7,819	8.985%, 8-25-25	2,428	5,430	7,858

				5,356	11,978	17,334

80

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		LOANS(L)		VALUE
			Industrial Conglomerates – 1.0%
			Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
$2,456	$5,587	$8,043	4.315%, 11-22-20	$2,265	$5,154	$7,419
			Crosby Worldwide Ltd. (ICE LIBOR plus 600 bps),
3,950	10,976	14,926	7.315%, 11-22-21	3,259	9,055	12,314
			PAE Holding Corp. (ICE LIBOR plus 550 bps),
11,597	26,279	37,876	6.735%, 10-20-22	11,641	26,378	38,019
			PAE Holding Corp. (ICE LIBOR plus 950 bps),
1,995	4,490	6,485	10.735%, 10-20-23	1,997	4,496	6,493

				19,162	45,083	64,245

			Industrial Machinery – 1.3%
			Dynacast International LLC (ICE LIBOR plus 850 bps),
20,042	61,040	81,082	9.833%, 1-30-23(D)	20,042	61,040	81,082

			Total Industrials – 3.1%	47,022	151,175	198,197
			Information Technology
			Application Software – 0.3%
			TIBCO Software, Inc. (ICE LIBOR plus 350 bps),
—	21,073	21,073	4.740%, 12-4-20	—	21,126	21,126

			Applications Software – 0.4%
			Applied Systems, Inc.,
—	8,585	8,585	0.000%, 9-18-25(N)	—	8,843	8,843
			Applied Systems, Inc. (ICE LIBOR plus 700 bps),
3,899	—	3,899	8.324%, 9-18-25	4,016	—	4,016
			TIBCO Software, Inc. (ICE LIBOR plus 350 bps),
11,627	—	11,627	4.740%, 12-4-20	11,656	—	11,656

				15,672	8,843	24,515

			Data Processing & Outsourced Services – 0.1%
			Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
1,993	4,407	6,400	8.570%, 5-1-25	2,020	4,466	6,486

			Internet Software & Services – 1.1%
			Ancestry.com LLC (ICE LIBOR plus 825 bps),
3,775	8,329	12,104	9.490%, 10-19-24	3,826	8,443	12,269
			TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps),
6,075	20,644	26,719	5.235%, 5-12-21	6,098	20,721	26,819
			TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps),
4,800	23,427	28,227	8.985%, 11-12-21(D)	4,800	23,427	28,227

				14,724	52,591	67,315

81

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		LOANS(L)		VALUE
			IT Consulting & Other Services – 0.0%
			Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps),
$844	$1,839	$2,683	5.583%, 7-13-20	$769	$1,676	$2,445

			Total Information Technology – 1.9%	33,185	88,702	121,887
			Materials
			Diversified Metals & Mining – 0.2%
			EP Minerals LLC (ICE LIBOR plus 750 bps),
2,803	12,375	15,178	8.817%, 8-20-21(D)	2,719	12,004	14,723

			Paper Packaging – 1.0%
			FPC Holdings, Inc. (ICE LIBOR plus 800 bps),
14,284	31,969	46,253	9.333%, 5-27-20	13,689	30,637	44,326
			Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
3,385	14,052	17,437	8.484%, 10-1-22(D)	3,351	13,912	17,263

				17,040	44,549	61,589

			Total Materials – 1.2%	19,759	56,553	76,312
			TOTAL LOANS – 19.8%	$341,438	$922,471	$1,263,909
			(Cost: $1,403,704)

			SHORT-TERM SECURITIES
			Commercial Paper(O) – 4.6%
			Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
—	5,000	5,000	1.580%, 10-10-17	—	4,998	4,998
			DTE Electric Co.,
—	10,000	10,000	1.281%, 10-4-17	—	9,998	9,998
			DTE Gas Co.,
20,500	—	20,500	1.490%, 10-12-17	20,490	—	20,490
			E.I. du Pont de Nemours and Co.:
—	10,375	10,375	1.510%, 10-10-17	—	10,371	10,371
—	15,000	15,000	1.460%, 10-17-17	—	14,990	14,990
—	2,500	2,500	1.460%, 10-18-17	—	2,498	2,498
—	15,000	15,000	1.440%, 10-25-17	—	14,985	14,985
			General Mills, Inc.,
—	10,000	10,000	1.470%, 10-16-17	—	9,994	9,994
			International Paper Co.:
—	5,000	5,000	1.330%, 10-6-17	—	4,998	4,998
10,000	5,000	15,000	1.500%, 10-11-17	9,995	4,998	14,993
			J.M. Smucker Co. (The),
5,000	20,000	25,000	1.371%, 10-6-17	4,999	19,995	24,994
			Kellogg Co.,
—	5,000	5,000	1.480%, 10-13-17	—	4,997	4,997
			McCormick & Co., Inc.,
—	16,000	16,000	1.341%, 10-4-17	—	15,997	15,997
			Medtronic Global Holdings SCA,
—	5,000	5,000	1.231%, 10-2-17	—	4,999	4,999
5,000	—	5,000	1.580%, 10-10-17	4,998	—	4,998

82

WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA High Income Fund	Ivy High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Mondelez International, Inc.:
$—	$15,000	$15,000	1.382%, 10-2-17	$—	$14,998	$14,998
—	20,000	20,000	1.371%, 10-4-17	—	19,996	19,996
7,000	—	7,000	1.341%, 10-5-17	6,998	—	6,998
—	11,000	11,000	1.510%, 10-10-17	—	10,996	10,996
			Sysco Corp.,
7,609	13,470	21,079	1.350%, 10-2-17	7,608	13,468	21,076
			Virginia Electric and Power Co.,
—	20,000	20,000	1.570%, 10-11-17	—	19,990	19,990
			Walgreens Boots Alliance, Inc.:
8,000	—	8,000	1.300%, 10-4-17	7,998	—	7,998
—	7,000	7,000	1.360%, 10-5-17	—	6,999	6,999
—	14,500	14,500	1.500%, 10-11-17	—	14,493	14,493
5,000	—	5,000	1.490%, 10-12-17	4,998	—	4,998

				68,084	224,758	292,842

			Master Note – 0.2%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
5,229	6,661	11,890	1.450%, 10-4-17(P)	5,229	6,661	11,890

			TOTAL SHORT-TERM SECURITIES – 4.8%	$73,313	$231,419	$304,732
			(Cost: $304,759)
			TOTAL INVESTMENT SECURITIES – 98.8%	$1,942,239	$4,360,458	$6,302,697
			(Cost: $6,576,137)
			CASH AND OTHER ASSETS, NET OF LIABILITIES(Q) – 1.2%	33,058	45,019	78,077
			NET ASSETS – 100.0%	$1,975,297	$4,405,477	$6,380,774	(R)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	Restricted securities. At September 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
Larchmont Resources LLC	12-8-16	19		$6,189	$6,098
Marine Finance Co. Ltd.	9-19-13	1,750		30,173	17,640
New Cotai Participation Corp., Class B	4-12-13	—	*	804	438
Pinnacle Agriculture Enterprises LLC	3-10-17	49,044		22,291	30,898
Sabine Oil & Gas Corp.	12-7-16	5		233	243
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	20		145	130

				$59,835	$55,447

The total value of these securities represented 0.9% of net assets at September 30, 2017.

(D)	Securities whose value was determined using significant unobservable inputs.
(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

83

(G)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions wxempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $3,382,063 or 53.0% of net assets.
(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR—Euro).
(I)	Zero coupon bond.
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2017.
(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017.

Description of the reference rate and spread, if applicable, are included in the security description.

(M)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(O)	Rate shown is the yield to maturity at September 30, 2017.
(P)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(Q)	Cash of $250 has been pledged as collateral for OTC foreign forward curreny contracts.
(R)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

PRINCIPAL AMOUNT OF CONTRACT (DENOMINATED IN INDICATED CURRENCY)			FORWARD FOREIGN CURRENCY CONTRACTS	UNREALIZED APPRECIATION/ (DEPRECIATION)
CAD 9,743	CAD 23,421	CAD 33,164	Sell Canadian Dollar, Counterparty – Morgan Stanley International, Settlement Date 10-5-17	$(64)	$(154)	$(218)
Euro 5,803	Euro 16,936	Euro 22,739	Sell Euro, Counterparty – Morgan Stanley International, Settlement Date 10-5-17	8	23	31

				$(56)	$(131)	$(187)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$87,342	$—	$438
Energy	13,982	6,341	—
Financials	—	—	17,640

Total Common Stocks	$101,324	$6,341	$18,078
Preferred Stocks	4,866	—	30,898
Warrants	—	257	—	*
Corporate Debt Securities	—	4,572,292	—	*
Loans	—	1,006,206	257,703
Short-Term Securities	—	304,732	—

Total	$106,190	$5,889,828	$306,679

Forward Foreign Currency Contracts	$—	$31	$—

Liabilities
Forward Foreign Currency Contracts	$—	$218	$—

84

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants		Corporate Debt Securities		Loans
Beginning Balance 10-1-16	$15,912	$—	$—	*	$—	*	$420,187
Net realized gain (loss)	305	—	—		—		(25,313)
Net change in unrealized appreciation (depreciation)	2,166	8,607	—		—		5,259
Purchases	—	22,291	—		—		20,546
Sales	(305)	—	—		—		(268,637)
Amortization/Accretion of premium/discount	—	—	—		—		661
Transfers into Level 3 during the period	—	—	—		—		109,993
Transfers out of Level 3 during the period	—	—	—		—		(4,993)

Ending Balance 9-30-17	$18,078	$30,898	$—	*	$—	*	$257,703

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-17	$2,166	$8,607	$—		$—		8,262

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the twelve month period ended September 30, 2017, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

Assets	Fair Value 9-30-17		Valuation Technique(s)	Unobservable Input(s)	Input value(s)
Common Stocks	$18,078		Market comparable approach	Adjusted revenue multiple	7.53x
				Illiquidity discount	10%
Preferred Stocks	30,898		Market comparable approach	Adjusted EBITDA	8.52x
Warrants	—	*	Third-party valuation service	Broker quotes	N/A
Corporate Debt Securities	—	*	Third-party valuation service	Broker quotes	N/A
Loans	257,703		Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this pro forma schedule:

GTD = Guaranteed
ICE = Intercontinental	Exchange
LIBOR = London	Interbank Offered Rate
OTC = Over	the Counter
PIK = Payment	in Kind
REIT = Real	Estate Investment Trust

85

Pro Forma Statement of Assets and Liabilities (Unaudited)

September 30, 2017

(in thousands, except per share amounts)	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$739,858	$898,837	$—		$1,638,695
Investment in affiliated securities at value+	—	5,112	—		5,112

Investments at Value	739,858	903,949	—		1,643,807

Cash	1	1	—		2
Restricted cash	488	607	—		1,095
Dividends and interest receivable	11,481	15,046	—		26,527
Capital shares sold receivable	280	2,141	—		2,421
Receivable from affiliates	13	178	—		191
Prepaid and other assets	187	67	—		254

Total assets	752,308	921,989	—		1,674,297

LIABILITIES
Capital shares redeemed payable	1,426	2,187	—		3,613
Distributions payable	100	299	—		399
Independent Trustees and Chief Compliance Officer fees payable	136	40	—		176
Distribution and service fees payable	9	12	—		21
Shareholder servicing payable	65	127	—		192
Investment management fee payable	21	26	—		47
Accounting services fee payable	18	20	—		38
Variation margin payable	5	6	—		11
Other liabilities	14	11	152	(a)	177

Total liabilities	1,794	2,728	152		4,674

Total Net Assets	$750,514	$919,261	$(152)		$1,669,623

NET ASSETS
Capital paid in (shares authorized—unlimited)	$777,840	$933,414	$—		$1,711,254
Undistributed net investment income	2,085	2,636	(152)		4,569
Accumulated net realized loss	(42,679)	(46,453)	0		(89,132)
Net unrealized appreciation	13,268	29,664	—		42,932

Total Net Assets	$750,514	$919,261	$(152)		$1,669,623

Class A
Net Assets	$606,539	$200,707	$(33	)(a)	$807,213
Outstanding Shares	128,101	39,390	(9,214	)(b)	158,277
Net asset value per share	$4.73	$5.10			$5.10
Add: selling commission (5.75% of offering price)	0.29	0.31			0.31

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$5.02	$5.41			$5.41

Class B
Net Assets	$478	$9,980	$(2	)(a)	$10,456
Outstanding Shares	101	1,959	(10	)(b)	2,050
Net asset value per share	$4.73	$5.10			$5.10

Class C
Net Assets	$19,356	$159,641	$(26	)(a)	$178,971
Outstanding Shares	4,088	31,331	(327	)(b)	35,092
Net asset value per share	$4.73	$5.10			$5.10

86

(in thousands, except per share amounts)	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Pro forma Adjustments		Combining Pro Forma
Class Y—WRA Municipal High Income Fund into Class I Ivy Municipal High Income Fund
Net Assets	$124,141	$534,589	$(89	)(a)	$658,641
Outstanding Shares	26,218	104,918	(1,991	)(b)	129,145
Net asset value per share	$4.73	$5.10			$5.10

Class N
Net Assets		$273	$—	*(a)	$273
Outstanding Shares		53	—	*(b)	53
Net asset value per share		$5.10			$5.10

Class Y—Ivy Municipal High Income Fund
Net Assets		$14,071	$(2	)(a)	$14,069
Outstanding Shares		2,762	—	*(b)	2,762
Net asset value per share		$5.10			$5.10

+Cost
Investments in unaffiliated securities at cost	$726,958	$870,744	$—		$1,597,702
Investments in affiliated securities at cost	—	3,998			3,998

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs in connection with the Reorganization borne by the Acquired Fund and by the Acquiring Fund.
(b)	Share adjustment—redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.

See Accompanying Notes to Pro Forma Financial Statements.

87

Pro Forma Statement of Operations (Unaudited)

For the year ended September 30, 2017

(in thousands)	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$41,630	$53,128	$—		$94,758
Interest and amortization from affiliated securities	—	330	—		330

Total investment income	41,630	53,458	—		95,088

EXPENSES
Investment management fee	4,140	5,586	(808	) (a)	8,918
Distribution and service fees:
Class A	1,620	625	—		2,245
Class B	6	114	—		120
Class C	217	1,872	—		2,089
Class Y	—	39	—		39
Shareholder servicing:
Class A	438	175	(53	) (b)	560
Class B	2	12	—	* (b)	14
Class C	39	120	(5	) (b)	154
Class I	—	972	(34)		938
Class N	—	— *	—		— *
Class Y	248	26	—		274
Registration fees	85	105	(65	) (b)	125
Custodian fees	15	15	—		30
Independent Trustees and Chief Compliance Officer fees	68	51	—		119
Accounting services fees	212	253	(199	) (c)	266
Professional fees	52	41	(20	) (d)	73
Other	62	105	(41	) (e)	126

Total expenses	7,204	10,111	(1,225)		16,090

Less:
Expenses in excess of limit	(58)	(414)	(21	) (f)	(493)

Total Net Expenses	7,146	9,697	(1,246)		15,597

Net investment income	34,484	43,761	1,246		79,491

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	(14,999)	(34,034)	—		(49,033)
Futures contracts	(50)	231	—		181
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	(25,255)	(31,562)	—		(56,817)
Investments affiliated securities		563
Futures contracts	(37)	(180)	—		(217)

Net Realized and Unrealized Loss	(40,341)	(64,982)			(105,323)

Net decrease in net assets resulting from operations	$(5,857)	$(21,221)	$1,246		$(25,832)

*	Not shown due to rounding.
(a)	Based on management fee of 0.47% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

88

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

SEPTEMBER 30, 2017

(Unaudited)

WRA Municipal High Income Fund		Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
		SHARES		COMMON STOCKS		VALUE
				Consumer Discretionary
				Education Services –0.1%
—		6,578	6,578	1155 Island Avenue LLC(A)(I)	$—	$1,841	$1,841

				Total Consumer Discretionary – 0.1%	—	1,841	1,841
				TOTAL COMMON STOCKS – 0.1%	$—	$1,841	$1,841
				(Cost: $1,074)

		PRINCIPAL		CORPORATE DEBT SECURITIES
				Consumer Discretionary
				Education – 0.2%
				1155 Island Avenue LLC,
$—	*	$311	$311	10.000%, 12-11-24(A)	—	311	311
				1155 Island Avenue LLC (10.000% Cash or 12.500% PIK),
—		2,960	2,960	10.000%, 12-11-24(A)(B)	—	2,960	2,960

					—	3,271	3,271

				TOTAL CORPORATE DEBT SECURITIES – 0.2%	$—	$3,271	$3,271
				(Cost: $2,924)

				MUNICIPAL BONDS
				Alabama – 2.8%
				AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A,
—		1,000	1,000	5.000%, 6-1-21	—	1,120	1,120
				AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A,
9,000		—	9,000	4.000%, 9-15-33	9,421	—	9,421
				Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A,
1,000		—	1,000	7.000%, 9-1-32	1,037	—	1,037
				DC Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A,
20,000		26,000	46,000	0.000%, 6-15-46(C)	2,920	3,796	6,716
				Fairfield, AL, GO Warrants, Ser 2012,
—		8,485	8,485	6.000%, 6-1-37	—	8,883	8,883
				Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
2,970		7,500	10,470	6.500%, 10-1-53	3,546	8,954	12,500
				Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
6,000		—	6,000	5.000%, 9-1-46	7,314	—	7,314

					24,238	22,753	46,991

89

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Alaska – 0.8%
			Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
$6,320	$7,000	$13,320	5.000%, 6-1-46	$6,167	$6,831	$12,998

			American Samoa – 0.6%
			American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
5,000	5,000	10,000	6.625%, 9-1-35	5,028	5,028	10,056

			Arizona – 1.5%
			AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps),
10,000	—	10,000	0.981%, 1-1-37(E)	8,822	—	8,822
			Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A,
—	1,500	1,500	7.000%, 12-15-43	—	1,650	1,650
			Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
—	2,390	2,390	6.000%, 12-1-27	—	2,590	2,590
1,430	—	1,430	6.000%, 12-1-32	1,533	—	1,533
—	2,150	2,150	6.250%, 12-1-42	—	2,303	2,303
1,500	1,000	2,500	6.250%, 12-1-46	1,603	1,069	2,672
			Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
2,000	3,500	5,500	7.875%, 3-1-42	2,244	3,927	6,171

				14,202	11,539	25,741

			California – 10.3%
			Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
—	4,000	4,000	6.750%, 7-1-39	—	4,283	4,283
			CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
6,250	—	6,250	0.000%, 6-1-55(C)	287	—	287
			CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A,
—	1,750	1,750	5.000%, 7-1-41	—	1,824	1,824
1,670	—	1,670	5.000%, 7-1-46	1,736	—	1,736
			CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
—	400	400	8.000%, 10-1-22	—	456	456
			CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
—	2,040	2,040	6.000%, 9-1-30	—	2,190	2,190

90

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
$750	$—	$750	5.000%, 11-15-31	$925	$—	$925
			CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
—	1,200	1,200	5.000%, 10-1-42	—	1,249	1,249
			CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A:
2,010	—	2,010	5.000%, 6-1-42	1,973	—	1,973
1,890	—	1,890	5.000%, 6-1-52	1,812	—	1,812
			CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016,
1,500	—	1,500	5.000%, 8-1-41	1,655	—	1,655
			CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C,
3,660	—	3,660	5.250%, 7-1-52	4,064	—	4,064
			CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
—	4,000	4,000	7.000%, 6-1-45	—	3,501	3,501
			CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
—	1,400	1,400	5.625%, 11-1-33	—	1,535	1,535
—	1,890	1,890	5.875%, 11-1-43	—	2,083	2,083
			CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
—	3,000	3,000	5.000%, 12-1-46	—	3,282	3,282
2,500	—	2,500	5.250%, 12-1-56	2,752	—	2,752
			CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A,
1,000	—	1,000	5.000%, 11-1-41	1,081	—	1,081
			CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
—	2,490	2,490	6.625%, 11-15-24	—	2,745	2,745
1,500	2,000	3,500	7.000%, 11-15-29	1,649	2,199	3,848
—	6,000	6,000	7.250%, 11-15-41	—	6,569	6,569
			CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016,
1,500	—	1,500	5.000%, 5-15-40	1,713	—	1,713
			CA Various Purp GO Bonds,
—	500	500	6.000%, 4-1-35	—	537	537
			Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
5,000	—	5,000	6.125%, 9-15-40	5,627	—	5,627

91

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
$—	$2,760	$2,760	5.125%, 9-15-42	$—	$2,987	$2,987
			Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
1,300	1,500	2,800	3.950%, 1-15-53	1,297	1,497	2,794
			Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
1,250	—	1,250	5.000%, 6-1-29	1,469	—	1,469
			Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1:
—	2,245	2,245	5.000%, 6-1-33	—	2,243	2,243
7,000	13,140	20,140	5.125%, 6-1-47	6,990	13,121	20,111
			Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A,
6,265	—	6,265	5.000%, 6-1-35	7,239	—	7,239
			Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds,
4,680	—	4,680	5.750%, 6-1-47	4,680	—	4,680
			Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
3,000	5,700	8,700	4.000%, 11-1-39	2,987	5,675	8,662
			Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
2,000	—	2,000	6.625%, 11-1-29	2,235	—	2,235
—	3,000	3,000	6.000%, 11-1-41	—	3,247	3,247
			Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
2,500	—	2,500	6.500%, 10-1-40	2,907	—	2,907
			Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
1,000	—	1,000	7.750%, 8-1-28	1,015	—	1,015
1,400	100	1,500	8.000%, 8-1-38	1,422	101	1,523
			San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
—	1,400	1,400	8.000%, 12-1-26	—	1,724	1,724
—	9,400	9,400	8.000%, 12-1-31	—	11,332	11,332
4,000	—	4,000	7.500%, 12-1-41	4,673	—	4,673
			San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
1,000	8,000	9,000	6.000%, 9-1-42	1,113	8,902	10,015
			Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5,500	12,395	17,895	5.000%, 6-1-37	5,498	12,391	17,889

92

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A-1,
$6,650	$—	$6,650	5.125%, 6-1-46	$6,650	$—	$6,650

				75,449	95,673	171,122

			Colorado – 4.3%
			Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
2,000	—	2,000	5.250%, 10-1-40	2,004	—	2,004
			Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
4,710	5,715	10,425	6.000%, 10-1-40	4,817	5,845	10,662
			Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
—	5,000	5,000	6.125%, 10-1-40	—	5,382	5,382
			CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
2,700	85	2,785	7.400%, 12-1-38	2,902	91	2,993
			CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
1,110	—	1,110	8.000%, 12-1-38	1,189	—	1,189
			CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
4,000	—	4,000	7.000%, 11-15-38	4,270	—	4,270
			CO Edu and Cultural Fac Auth, Charter Sch Rev Dev and Rfdg Bonds (Windsor Charter Academy Proj), Ser 2016:
—	570	570	3.875%, 9-1-26	—	558	558
—	1,000	1,000	5.000%, 9-1-36	—	1,005	1,005
—	1,390	1,390	5.000%, 9-1-46	—	1,389	1,389
			CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
—	3,250	3,250	5.750%, 1-1-44	—	3,651	3,651
			CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012:
—	2,610	2,610	6.750%, 6-1-32(D)	—	2,048	2,048
3,665	—	3,665	7.000%, 6-1-42(D)	2,875	—	2,875
—	3,000	3,000	7.125%, 6-1-47(D)	—	2,353	2,353
			CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
—	1,250	1,250	6.250%, 11-15-40	—	1,444	1,444

93

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
$ 1,000	$—	$1,000	5.250%, 1-1-37	$1,053	$—	$1,053
			CO Intl Ctr Metro Dist No. 3, GO Rfdg and Impvt Bonds, Ser 2016,
3,140	—	3,140	5.000%, 12-1-46	3,046	—	3,046
			Green Gables Metro Dist No. 1, Ltd. Tax GO Bonds, Ser 2016A,
1,250	—	1,250	5.300%, 12-1-46	1,269	—	1,269
			Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax GO Rfdg and Impvt Bonds, Ser 2016A,
—	1,250	1,250	5.000%, 12-1-45	—	1,273	1,273
			Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax Subordinate GO Bonds, Ser 2016B,
—	500	500	7.250%, 12-15-45	—	498	498
			Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015,
—	1,700	1,700	5.375%, 12-1-45	—	1,715	1,715
			North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007,
7,300	—	7,300	5.500%, 12-15-37	7,372	—	7,372
			Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
3,000	—	3,000	6.500%, 11-15-38	4,213	—	4,213
			Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
3,000	3,000	6,000	6.500%, 1-15-30	3,341	3,341	6,682
			Sierra Ridge Metro Dist No. 2, Ltd. Tax GO Bonds, Ser 2016A,
—	1,500	1,500	5.500%, 12-1-46	—	1,531	1,531
			Solaris Metro Dist No. 3, Ltd. Tax GO Rfdg Bonds, Ser 2016A,
1,880	—	1,880	5.000%, 12-1-46	1,951	—	1,951

				40,302	32,124	72,426

			Connecticut – 0.6%
			CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
—	1,000	1,000	5.000%, 9-1-46	—	1,013	1,013
1,600	—	1,600	5.000%, 9-1-53	1,605	—	1,605
			Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
4,500	2,000	6,500	7.875%, 4-1-39	4,976	2,212	7,188

				6,581	3,225	9,806

94

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			District Of Columbia – 0.1%
			Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
$—	$1,000	$1,000	0.000%, 10-1-44(C)	$—	$1,176	$1,176

			Florida – 3.6%
			Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
2,250	875	3,125	6.500%, 11-1-29	2,386	928	3,314
2,390	2,060	4,450	6.750%, 11-1-39	2,540	2,189	4,729
			Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A,
—	3,000	3,000	8.250%, 1-1-49(D)	—	2,486	2,486
			Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A,
—	645	645	5.750%, 1-1-50(D)	—	603	603
			Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B,
—	555	555	7.000%, 1-1-35(D)	—	543	543
			FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
2,600	—	2,600	6.000%, 6-15-32	2,793	—	2,793
6,000	4,000	10,000	6.000%, 9-15-40	6,237	4,158	10,395
1,000	5,500	6,500	6.125%, 6-15-43	1,073	5,899	6,972
			FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A:
—	110	110	6.000%, 6-15-34	—	116	116
—	5,300	5,300	6.125%, 6-15-44	—	5,571	5,571
			FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
—	2,000	2,000	6.000%, 6-15-35	—	2,120	2,120
			FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
1,940	—	1,940	7.250%, 10-1-38	2,002	—	2,002
			FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B,
—	300	300	7.500%, 6-15-18	—	303	303
			Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
3,835	6,000	9,835	6.500%, 10-1-47	4,166	6,519	10,685
			Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A,
—	3,250	3,250	6.000%, 9-15-45	—	3,390	3,390

95

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
$—	$2,000	$2,000	5.000%, 10-1-40	$—	$2,237	$2,237
			Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
—	2,000	2,000	5.375%, 10-1-47	—	2,154	2,154

				21,197	39,216	60,413

			Georgia – 1.5%
			Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
—	1,250	1,250	6.000%, 7-1-36	—	1,173	1,173
2,000	2,000	4,000	6.000%, 7-1-51	1,821	1,821	3,642
			Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
6,000	9,000	15,000	7.250%, 1-1-46	6,061	9,091	15,152
			Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
4,000	—	4,000	7.250%, 1-1-49	4,598	—	4,598

				12,480	12,085	24,565

			Guam – 0.3%
			Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
—	1,400	1,400	6.625%, 12-1-30	—	1,464	1,464
—	3,500	3,500	6.875%, 12-1-40	—	3,684	3,684

				—	5,148	5,148

			Hawaii – 0.6%
			Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
300	—	300	8.750%, 11-15-29	343	—	343
2,000	4,200	6,200	9.000%, 11-15-44	2,331	4,894	7,225
			Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
—	2,000	2,000	5.750%, 5-15-42	—	2,048	2,048

				2,674	6,942	9,616

			Idaho – 0.1%
			ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
—	1,000	1,000	6.250%, 7-1-40	—	1,044	1,044
—	550	550	6.250%, 7-1-45	—	574	574

				—	1,618	1,618

			Illinois – 9.4%
			Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
2,500	4,160	6,660	5.700%, 5-1-36	2,500	4,160	6,660

96

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
$—	$1,000	$1,000	6.870%, 2-15-24	$—	$1,003	$1,003
			Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
—	3,000	3,000	5.000%, 1-1-35	—	3,334	3,334
			Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
3,000	6,000	9,000	6.125%, 12-1-43	2,657	5,314	7,971
			Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D,
—	2,000	2,000	5.000%, 1-1-46	—	2,248	2,248
			Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A:
—	1,000	1,000	5.750%, 1-1-39	—	1,143	1,143
			Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
4,500	2,000	6,500	6.500%, 10-15-40	4,837	2,150	6,987
			Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
250	45	295	8.000%, 12-1-28	255	46	301
			IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
4,655	—	4,655	6.500%, 12-1-32	4,906	—	4,906
			IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
—	8,000	8,000	6.500%, 4-1-44	—	8,552	8,552
			IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
5,000	13,000	18,000	8.000%, 5-15-40	5,525	14,366	19,891
9,000	—	9,000	8.000%, 5-15-46	9,930	—	9,930
			IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012:
—	5,300	5,300	5.625%, 5-15-42	—	5,503	5,503
2,500	—	2,500	5.750%, 5-15-46	2,604	—	2,604
			IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
—	6,500	6,500	6.500%, 10-15-40		6,987	6,987
			IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
2,565	—	2,565	7.250%, 11-1-38	2,737	—	2,737
			IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
5,000	—	5,000	7.000%, 8-15-44	5,547	—	5,547
			Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
3,500	500	4,000	7.875%, 3-1-32	3,574	511	4,085

97

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
$2,000	$1,500	$3,500	7.500%, 3-1-32	$2,035	$1,526	$3,561
			SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
—	6,000	6,000	7.000%, 7-1-41	—	6,159	6,159
			SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
2,970	1,410	4,380	7.000%, 12-1-22	3,142	1,492	4,634
			SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
265	165	430	8.000%, 1-15-22	268	167	435
			SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
1,945	3,365	5,310	5.250%, 3-1-23	1,977	3,420	5,397
			SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
2,675	—	2,675	5.850%, 12-1-36	2,427	—	2,427
			Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
—	1,100	1,100	7.250%, 11-15-40	—	1,148	1,148
—	1,500	1,500	7.375%, 11-15-45	—	1,563	1,563
			Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
—	4,930	4,930	6.500%, 12-1-32	—	5,113	5,113
			Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
—	2,705	2,705	5.750%, 12-1-35	—	2,523	2,523
4,000	3,365	7,365	5.625%, 12-1-41	3,607	3,035	6,642
			Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A,
1,500	1,500	3,000	5.500%, 12-1-43	1,369	1,369	2,738
			Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
—	1,505	1,505	5.625%, 12-1-31	—	1,501	1,501
			Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
2,315	9,785	12,100	8.000%, 10-1-36	2,470	10,440	12,910

				62,367	94,773	157,140

			Indiana – 3.7%
			Allen Cnty, IN, Econ Dev Rev Bonds (StoryPoint Fort Wayne Proj), Sr Ser 2017A-1:
1,000	—	1,000	6.625%, 1-15-34	1,057	—	1,057
1,400	—	1,400	6.750%, 1-15-43	1,479	—	1,479
2,000	—	2,000	6.875%, 1-15-52	2,113	—	2,113

98

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			City of Carmel, IN, Rev Bonds, Ser 2012A:
$—	$1,575	$1,575	7.000%, 11-15-27	$—	$1,728	$1,728
—	2,000	2,000	7.000%, 11-15-32	—	2,179	2,179
—	7,500	7,500	7.125%, 11-15-42	—	8,179	8,179
6,250	—	6,250	7.125%, 11-15-47	6,801	—	6,801
			IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
6,335	7,000	13,335	5.000%, 6-1-39	6,449	7,126	13,575
			Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
2,000	3,170	5,170	6.000%, 7-15-27	2,129	3,375	5,504
			Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
1,000	5,000	6,000	6.000%, 8-1-39	1,011	5,054	6,065
			Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
2,000	—	2,000	6.500%, 2-1-30	2,151	—	2,151
			Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
3,685	1,880	5,565	7.000%, 2-1-30	4,183	2,134	6,317
			Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
—	2,725	2,725	5.350%, 1-15-27	—	2,725	2,725
			Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
1,000	1,600	2,600	4.000%, 1-15-32	943	1,508	2,451

				28,316	34,008	62,324

			Iowa – 0.1%
			IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
2,425	—	2,425	5.000%, 6-1-36	2,410	—	2,410

			Kansas – 1.5%
			Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
—	1,145	1,145	6.250%, 9-1-24	—	1,192	1,192
900	—	900	7.000%, 9-1-29	950	—	950
3,000	500	3,500	7.000%, 9-1-38	3,167	528	3,695
			Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009 (Bloomberg Fair Value Yield Index for the Qualified “A” Rated Municipal Index 5-Year Maturity plus 290 bps),
—	1,000	1,000	4.480%, 9-1-30(E)	—	1,018	1,018
			Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A,
3,000	4,000	7,000	5.750%, 9-1-32	3,024	4,033	7,057

99

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund		Ivy Municipal High Income Fund		Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS			VALUE
			Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
$3,500	$4,000	$7,500	7.625%, 8-1-37	$3,658		$4,180		$7,838
			Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
68	—	68	5.000%, 12-1-16(D)	11		—		11
95	—	95	5.000%, 12-1-28(D)	15		—		15
			Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016,
—	3,000	3,000	5.000%, 12-1-34	—		3,038		3,038

				10,825		13,989		24,814

			Kentucky – 0.9%
			KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5,500	—	5,500	6.375%, 6-1-40	6,255		—		6,255
2,500	—	2,500	6.500%, 3-1-45	2,851		—		2,851
			KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
—	4,000	4,000	5.750%, 7-1-49	—		4,457		4,457
			Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
—	2,000	2,000	6.375%, 8-1-40	—		2,126		2,126

				9,106		6,583		15,689

			Louisiana – 0.8%
			LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
1,000	—	1,000	7.000%, 1-1-33	1,073		—		1,073
			LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
3,000	5,000	8,000	5.625%, 6-1-45	3,005		5,009		8,014
			LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
4,168	9,379	13,547	8.375%, 7-1-39(D)	—	*	—	*	—	*
			LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
7,895	4,306	12,201	10.500%, 7-1-39(D)	—	*	—	*	—	*
			LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015,
1,977	—	1,977	7.750%, 7-1-39(D)	—	*	—		—	*

100

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
$4,600	$—	$4,600	6.500%, 1-1-40	$4,866	$—	$4,866

				8,944	5,009	13,953

			Maryland – 0.1%
			MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
1,250	500	1,750	5.750%, 6-1-35	1,338	535	1,873

			Massachusetts – 1.7%
			MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
4,000	—	4,000	7.000%, 7-1-42	4,373	—	4,373
			MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC) (BMA Index*2.65),
10,500	15,000	25,500	2.173%, 1-1-31(E)	9,660	13,800	23,460

				14,033	13,800	27,833

			Michigan – 2.3%
			Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
—	220	220	5.250%, 4-1-23	—	221	221
			Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
—	3,485	3,485	6.500%, 12-1-20	—	3,613	3,613
			MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
2,340	3,000	5,340	5.250%, 11-15-35	2,445	3,135	5,580
			MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
1,000	1,000	2,000	7.100%, 10-1-31(D)	240	240	480
1,000	2,000	3,000	7.450%, 10-1-41(D)	240	480	720
			MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
—	4,535	4,535	6.125%, 9-1-40	—	4,711	4,711
			MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
2,000	—	2,000	5.900%, 12-1-30	2,029	—	2,029
3,000	—	3,000	6.500%, 12-1-40	3,069	—	3,069
			MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
—	1,720	1,720	5.875%, 12-1-30	—	1,720	1,720

101

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
$7,600	$—	$7,600	6.875%, 6-1-42	$7,726	$—	$7,726
			MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008C,
50,000	50,000	100,000	0.000%, 6-1-58(C)	1,232	1,232	2,464
			MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
—	3,635	3,635	5.125%, 6-1-22	—	3,619	3,619
			The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
605	—	605	6.000%, 11-15-18	598	—	598
2,400	—	2,400	7.000%, 11-15-38	2,277	—	2,277

				19,856	18,971	38,827

			Minnesota – 0.2%
			Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008B,
—	3,675	3,675	6.500%, 11-15-38	—	3,880	3,880

			Missouri – 3.7%
			Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
1,750	395	2,145	7.750%, 5-1-28	1,877	424	2,301
			Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
2,045	—	2,045	8.000%, 5-1-28	2,199	—	2,199
			Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
885	—	885	6.250%, 10-1-17	885	—	885
			Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
—	820	820	6.375%, 12-1-29	—	829	829
			Blue Springs, MO, Spl Oblig Tax Incr and Spl Dist Rfdg and Impvt Bonds (Adams Farm Proj), Ser 2015A,
5,000	—	5,000	5.250%, 6-1-39	5,037	—	5,037
			Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A,
1,150	—	1,150	3.900%, 11-1-29	1,151	—	1,151
			Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
675	—	675	5.875%, 12-1-31	526	—	526
675	200	875	6.125%, 12-1-36	525	155	680

102

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
$—	$250	$250	5.250%, 10-1-21	$—	$246	$246
760	385	1,145	5.400%, 10-1-26	719	364	1,083
1,500	425	1,925	5.500%, 10-1-31	1,372	389	1,761
400	325	725	5.550%, 10-1-36	356	289	645
			Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
1,500	—	1,500	6.500%, 10-1-30	1,589	—	1,589
			Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
1,145	1,060	2,205	5.000%, 11-1-23	1,096	1,015	2,111
			Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A,
4,000	—	4,000	5.250%, 5-15-50	4,194	—	4,194
			Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
3,302	988	4,290	0.000%, 4-1-55(C)	475	142	617
2,076	621	2,697	5.750%, 4-1-55	1,893	566	2,459
			Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
2,640	885	3,525	7.000%, 9-1-35	2,697	904	3,601
			Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011,
—	5,000	5,000	7.250%, 4-1-30	—	5,190	5,190
			Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
—	660	660	5.400%, 5-1-35	—	667	667
			MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
580	—	580	6.000%, 6-1-20	615	—	615
			MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
3,500	—	3,500	4.500%, 11-1-27	3,512	—	3,512
			St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
1,500	750	2,250	0.000%, 7-15-36(C)	724	362	1,086
2,500	1,500	4,000	0.000%, 7-15-37(C)	1,153	692	1,845
			Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
1,250	—	1,250	5.750%, 4-1-27(D)	331	—	331

103

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
$—	$3,950	$3,950	8.000%, 4-1-33(D)	$—	$1,381	$1,381
			The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
2,325	—	2,325	5.950%, 11-1-29	2,326	—	2,326
			The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
1,000	—	1,000	5.750%, 12-1-28(D)	180	—	180
			The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
1,185	1,000	2,185	5.750%, 3-1-29(D)	729	615	1,344
			The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
2,730	200	2,930	6.850%, 4-1-29	2,800	205	3,005
			The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
5,820	2,915	8,735	7.000%, 8-15-32	5,824	2,917	8,741

				44,785	17,352	62,137

			Nebraska – 1.2%
			Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
8,000	5,000	13,000	5.250%, 9-1-37	8,864	5,540	14,404
2,000	3,000	5,000	5.000%, 9-1-42	2,175	3,263	5,438

				11,039	8,803	19,842

			Nevada – 0.4%
			Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
2,515	—	2,515	5.125%, 12-15-45	2,578	—	2,578
			Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
3,000	265	3,265	8.000%, 12-1-38	3,245	287	3,532

				5,823	287	6,110

			New Hampshire – 0.2%
			NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
—	2,300	2,300	6.875%, 7-1-41	—	2,571	2,571

			New Jersey – 2.2%
			NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
—	1,000	1,000	5.000%, 6-15-26	—	1,088	1,088
—	1,000	1,000	5.000%, 6-15-28	—	1,079	1,079
—	500	500	5.000%, 6-15-29	—	537	537

104

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
$2,000	$—	$2,000	5.125%, 9-15-23	$2,202	$—	$2,202
			NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
—	2,355	2,355	5.000%, 7-1-46	—	2,627	2,627
			Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A:
1,300	—	1,300	5.000%, 6-1-29	1,300	—	1,300
9,730	13,750	23,480	5.000%, 6-1-41	9,514	13,445	22,959
			Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds,
—	5,000	5,000	4.750%, 6-1-34	—	4,887	4,887

				13,016	23,663	36,679

			New Mexico – 0.3%
			NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
2,000	2,750	4,750	5.500%, 7-1-42	2,172	2,986	5,158

			New York – 5.7%
			Brooklyn Arena Local Dev Corp., PILOT Rev Rfdg Bonds (Barclays Ctr), Ser 2016A (Insured by AGM),
—	2,000	2,000	5.000%, 7-15-42	—	2,238	2,238
			Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015,
5,000	2,400	7,400	5.500%, 9-1-45	5,504	2,642	8,146
			Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
—	1,000	1,000	5.000%, 10-1-22	—	1,108	1,108
			Glen Cove Local Econ Assistance Corp., Convertible Cap Apprec Rev Bonds (Garvies Point Pub Impvt Proj), Ser 2016C,
—	5,000	5,000	0.000%, 1-1-55(C)	—	3,808	3,808
			MTA Hudson Rail Yards Trust Oblig, Ser 2016A,
—	5,000	5,000	5.000%, 11-15-56	—	5,603	5,603
			Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
1,125	5,269	6,394	6.500%, 1-1-32	1,145	5,361	6,506
			Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
3,750	9,000	12,750	6.700%, 1-1-49	3,816	9,158	12,974

105

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
$726	$2,179	$2,905	6.700%, 1-1-49	$739	$2,217	$2,956
			Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
489	1,466	1,955	5.500%, 7-1-20	497	1,490	1,987
			Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2,674	7,885	10,559	2.000%, 1-1-49	446	1,314	1,760
			Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds,
3,000	7,000	10,000	5.125%, 6-1-46	2,992	6,982	9,974
			NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A,
1,000	—	1,000	5.000%, 6-1-51	1,031	—	1,031
			NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014,
7,000	5,000	12,000	5.000%, 11-15-44	7,642	5,458	13,100
			NY Trans Dev Corp., Spl Fac Bonds (Laguardia Arpt Terminal B Redev Proj), Ser 2016A,
2,500	—	2,500	5.250%, 1-1-50	2,784	—	2,784
			The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6,015	11,500	17,515	6.500%, 1-1-46	6,156	11,770	17,926
			Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B,
2,500	—	2,500	5.000%, 6-1-41	2,686	—	2,686

				35,438	59,149	94,587

			North Carolina – 0.2%
			NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
—	1,520	1,520	6.000%, 1-1-39	—	1,580	1,580
			NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C,
4,160	—	4,160	0.000%, 7-1-41(C)	1,312	—	1,312

				1,312	1,580	2,892

			Ohio – 1.2%
			Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
—	2,490	2,490	7.000%, 5-15-40	—	2,716	2,716

106

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
$—	$5,000	$5,000	5.000%, 2-15-48	$—	$5,193	$5,193
			Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
—	1,225	1,225	6.500%, 11-15-39	—	1,228	1,228
			Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
3,500	500	4,000	7.500%, 12-1-33	3,981	569	4,550
			SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012,
—	3,750	3,750	6.000%, 12-1-42	—	4,121	4,121
			Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B,
1,195	—	1,195	6.875%, 5-15-40	1,290	—	1,290
			Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
—	757	757	5.500%, 5-15-28	—	757	757

				5,271	14,584	19,855

			Oklahoma – 0.9%
			OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
1,845	1,860	3,705	6.125%, 11-15-25	1,845	1,860	3,705
4,550	7,495	12,045	6.000%, 11-15-38	4,447	7,325	11,772

				6,292	9,185	15,477

			Oregon – 0.7%
			Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
—	1,900	1,900	6.000%, 5-15-42	—	2,075	2,075
			OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
—	885	885	6.125%, 9-1-30	—	1,010	1,010
—	1,750	1,750	6.375%, 9-1-40	—	2,010	2,010
			Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5,000	—	5,000	5.500%, 7-1-30	5,676	—	5,676

				5,676	5,095	10,771

			Pennsylvania – 4.8%
			Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
—	5,000	5,000	6.125%, 1-1-45	—	5,187	5,187

107

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
$3,000	$—	$3,000	5.250%, 1-1-41	$3,056	$—	$3,056
			Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6,540	11,750	18,290	6.125%, 8-15-40	5,975	10,734	16,709
			Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A,
5,000	—	5,000	5.000%, 7-1-43	5,039	—	5,039
			PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
—	2,530	2,530	6.000%, 7-1-43	—	2,860	2,860
			PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
—	1,000	1,000	6.000%, 7-1-21	—	1,086	1,086
			PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E (SIFMA Municipal Swap Index plus 100 bps),
3,000	13,000	16,000	0.000%, 12-1-38(J)	3,714	16,096	19,810
			Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
—	1,000	1,000	6.375%, 11-15-40	—	1,055	1,055
			Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
—	6,000	6,000	7.150%, 12-15-36	—	6,691	6,691
—	6,925	6,925	7.625%, 12-15-41	—	7,842	7,842
			Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
—	3,500	3,500	6.625%, 12-15-41	—	3,960	3,960
			Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
—	755	755	5.250%, 8-1-40	—	824	824
			Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016,
2,000	2,265	4,265	5.000%, 6-1-46	2,015	2,282	4,297

108

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
$1,850	$70	$1,920	7.300%, 7-1-12(D)	$389	$15	$404
3,400	—	3,400	7.350%, 7-1-22(D)	714	—	714

				20,902	58,632	79,534

			Rhode Island – 0.3%
			Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B,
5,000	—	5,000	5.000%, 6-1-50	5,118	—	5,118

			South Carolina – 0.4%
			Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
—	1,550	1,550	5.750%, 1-1-34	—	1,767	1,767
			SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
5,000	—	5,000	6.500%, 4-1-42	5,659	—	5,659

				5,659	1,767	7,426

			Tennessee – 0.2%
			Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
1,000	2,000	3,000	5.000%, 7-1-40	1,144	2,288	3,432

			Texas – 16.0%
			Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A:
—	640	640	4.375%, 8-15-36	—	638	638
1,250	—	1,250	4.625%, 8-15-46	1,250	—	1,250
			Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A,
4,585	—	4,585	5.375%, 8-15-36	4,542	—	4,542
			Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
1,750	—	1,750	6.200%, 7-1-45	1,991	—	1,991
			Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
—	3,150	3,150	6.125%, 4-1-45	—	3,456	3,456
			Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
3,500	500	4,000	9.500%, 3-1-33	3,865	552	4,417
			Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
2,000	500	2,500	0.000%, 1-1-36(C)	967	242	1,209
1,500	500	2,000	0.000%, 1-1-40(C)	607	202	809

109

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
$—	$4,000	$4,000	5.000%, 1-1-45	$—	$4,447	$4,447
			Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
—	6,000	6,000	5.000%, 1-1-33	—	6,579	6,579
—	3,000	3,000	5.000%, 1-1-42	—	3,261	3,261
			Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016,
2,000	—	2,000	5.000%, 1-1-46	2,236	—	2,236
			Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5,500	8,000	13,500	5.000%, 11-1-45	5,937	8,636	14,573
			Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5,000	—	5,000	5.000%, 11-1-44	5,645	—	5,645
			Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
10,000	5,000	15,000	5.500%, 4-1-53	11,353	5,676	17,029
			Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
—	120	120	8.625%, 9-1-29	—	137	137
2,865	1,245	4,110	9.000%, 9-1-38	3,291	1,430	4,721
			Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
4,500	500	5,000	7.000%, 8-15-28	4,757	529	5,286
			Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
—	2,000	2,000	6.000%, 2-15-33	—	2,019	2,019
1,600	250	1,850	6.000%, 2-15-38	1,614	252	1,866
			Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
—	3,800	3,800	6.875%, 5-15-41	—	4,559	4,559
			Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
—	1,000	1,000	5.000%, 7-1-25	—	1,129	1,129
—	2,680	2,680	5.000%, 7-1-26	—	3,025	3,025
			La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
4,985	2,395	7,380	9.000%, 8-15-38	5,278	2,536	7,814
			La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A,
2,000	2,000	4,000	6.375%, 8-15-44	2,195	2,195	4,390
			Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
2,000	2,540	4,540	6.875%, 12-1-24	2,016	2,560	4,576

110

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A,
$2,000	$4,000	$6,000	5.000%, 8-15-46	$2,003	$4,007	$6,010
			New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016:
—	1,250	1,250	5.000%, 7-1-36	—	1,289	1,289
—	2,000	2,000	5.000%, 7-1-46	—	2,032	2,032
			North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
—	9,000	9,000	0.000%, 9-1-43(C)	—	9,694	9,694
			North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A,
2,000	—	2,000	5.000%, 1-1-39	2,294	—	2,294
			Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
900	350	1,250	6.250%, 8-15-29	985	383	1,368
1,800	200	2,000	6.500%, 8-15-39	1,981	220	2,201
			Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
5,000	12,870	17,870	8.000%, 7-1-38(D)	1,200	3,089	4,289
			Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
425	—	425	7.300%, 6-1-29	462	—	462
1,200	—	1,200	7.750%, 6-1-39	1,333	—	1,333
			Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
2,650	4,000	6,650	5.000%, 5-15-45	2,773	4,185	6,958
			Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
—	2,000	2,000	5.500%, 11-15-22	—	2,006	2,006
—	250	250	5.625%, 11-15-27	—	251	251
6,000	6,840	12,840	5.750%, 11-15-37	6,009	6,850	12,859
			Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living—Ventana Proj), Ser 2017A:
1,000	—	1,000	6.750%, 11-15-47	1,084	—	1,084
2,500	—	2,500	6.750%, 11-15-52	2,702	—	2,702
			Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
—	2,500	2,500	4.625%, 11-15-41	—	2,098	2,098
750	5,000	5,750	4.875%, 11-15-48	632	4,213	4,845
7,000	—	7,000	5.000%, 11-15-55	5,884	—	5,884

111

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
$1,000	$3,000	$4,000	5.000%, 12-15-32	$1,111	$3,333	$4,444
			TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
1,500	2,000	3,500	7.500%, 6-30-32	1,721	2,295	4,016
—	2,700	2,700	7.500%, 6-30-33	—	3,078	3,078
6,000	11,430	17,430	7.000%, 6-30-40	6,784	12,924	19,708
			TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
9,750	12,975	22,725	6.875%, 12-31-39	10,842	14,428	25,270
			TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
3,000	2,000	5,000	7.125%, 2-15-40	3,421	2,281	5,702
			TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
6,445	10,000	16,445	5.000%, 8-15-41	7,174	11,131	18,305
			Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
—	5,000	5,000	8.000%, 8-15-34	—	5,741	5,741

				117,939	149,588	267,527

			Utah – 0.5%
			Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
2,000	—	2,000	5.500%, 6-1-37	2,062	—	2,062
			UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
—	1,015	1,015	6.250%, 7-15-30	—	1,079	1,079
			UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
—	2,100	2,100	7.000%, 7-15-45	—	2,264	2,264
			UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
—	2,160	2,160	6.375%, 7-15-40	—	2,259	2,259

				2,062	5,602	7,664

			Virgin Islands – 0.4%
			VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A:
1,500	3,135	4,635	6.625%, 10-1-29	1,012	2,116	3,128
2,000	3,000	5,000	6.750%, 10-1-37	1,373	2,059	3,432

				2,385	4,175	6,560

112

WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			Virginia – 3.3%
			Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
$3,899	$3,029	$6,928	6.000%, 6-1-43	$3,870	$3,007	$6,877
1,265	983	2,248	2.000%, 10-1-48	59	46	105
			Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
4,615	450	5,065	8.000%, 7-1-38	4,932	481	5,413
			Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
—	240	240	7.250%, 7-1-19	—	255	255
—	25	25	7.500%, 7-1-29	—	27	27
			Lexington, VA, Indl Dev Auth, Residential Care Fac Rfdg Rev Bonds (Kendal at Lexington), Ser 2016,
800	—	800	4.000%, 1-1-37	805	—	805
			Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B,
2,779	—	2,779	5.625%, 9-1-41	2,117	—	2,117
			Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C,
821	—	821	0.000%, 9-1-41(C)	113	—	113
			Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015,
859	—	859	0.000%, 9-1-45(C)	573	—	573
			Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
—	4,300	4,300	6.875%, 3-1-36	—	4,728	4,728
			VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
4,590	—	4,590	5.000%, 7-1-34	4,962	—	4,962
			VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
1,615	6,650	8,265	6.000%, 1-1-37	1,835	7,556	9,391
11,000	7,500	18,500	5.500%, 1-1-42	12,246	8,349	20,595

				31,512	24,449	55,961

			Washington – 1.1%
			Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
1,390	1,610	3,000	6.625%, 12-1-21	1,421	1,646	3,067
			WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
—	795	795	6.250%, 7-1-24	—	862	862

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WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		MUNICIPAL BONDS		VALUE
			WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
$4,100	$—	$4,100	7.375%, 3-1-38	$4,465	$—	$4,465
			WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
—	8,000	8,000	7.500%, 1-1-49	—	9,371	9,371

				5,886	11,879	17,765

			West Virginia – 0.3%
			Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
1,000	4,000	5,000	6.750%, 10-1-37	1,017	4,068	5,085

			Wisconsin – 2.4%
			Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A:
4,000	—	4,000	5.000%, 6-15-36	3,971	—	3,971
—	6,000	6,000	5.000%, 6-15-46	—	5,770	5,770
			Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016,
4,000	4,000	8,000	5.250%, 12-1-39	3,857	3,857	7,714
			Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
4,500	4,000	8,500	5.000%, 7-1-42	4,816	4,281	9,097
			WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
1,000	1,220	2,220	6.125%, 6-1-35	1,132	1,380	2,512
1,000	—	1,000	6.125%, 6-1-39	1,131	—	1,131
			WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A,
—	4,000	4,000	5.125%, 2-1-46	—	3,805	3,805
			WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
2,000	4,000	6,000	5.500%, 6-15-45	2,020	4,040	6,060

				16,927	23,133	40,060

			Wyoming – 0.2%
			WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
4,000	—	4,000	5.500%, 1-1-38	4,048	—	4,048

			TOTAL MUNICIPAL BONDS – 94.4%	$710,936	$865,742	$1,576,678
			(Cost: $1,535,683)

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WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Commercial Paper(F) – 1.7%
			BorgWarner, Inc.,
$4,000	$3,000	$7,000	1.380%, 10-5-17	$3,999	$2,999	$6,998
			E.I. du Pont de Nemours and Co.,
—	5,000	5,000	1.361%, 10-4-17	—	4,999	4,999
			General Mills, Inc.,
—	4,000	4,000	1.510%, 10-10-17	—	3,999	3,999
			J.M. Smucker Co. (The),
5,000	—	5,000	1.371%, 10-6-17	4,999	—	4,999
			Sysco Corp.,
7,219	—	7,219	1.350%, 10-2-17	7,218	—	7,218

				16,216	11,997	28,213

			Master Note – 0.3%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
4,406	228	4,634	1.450%, 10-4-17(G)	4,406	228	4,634

			Municipal Obligations – 1.7%
			CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1,000	—	1,000	0.990%, 10-7-17(G)	1,000	—	1,000
			Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
—	2,250	2,250	0.960%, 10-7-17(G)	—	2,250	2,250
			Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.) (BVAL plus 11 bps),
—	1,575	1,575	0.950%, 10-7-17(G)	—	1,575	1,575
			Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.) (BVAL plus 10 bps),
—	4,500	4,500	0.940%, 10-7-17(G)	—	4,500	4,500
			IL Fin Auth, Var Rate Demand Rev Bonds (North Park Univ Proj), Ser 2005 (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 22 bps),
—	2,000	2,000	0.940%, 10-7-17(G)	—	2,000	2,000
			LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps),
4,000	—	4,000	0.980%, 10-7-17(G)	4,000	—	4,000

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WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma	DESCRIPTION	WRA Municipal High Income Fund	Ivy Municipal High Income Fund	Acquiring Fund Proforma
			Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps),
$—	$3,845	$3,845	0.920%, 10-7-17(G)	$—	$3,845	$3,845
			NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps),
—	4,500	4,500	0.910%, 10-7-17(G)	—	4,500	4,500
			NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
1,300	—	1,300	1.250%, 10-7-17(G)	1,300	—	1,300
			NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
2,000	—	2,000	0.990%, 10-7-17(G)	2,000	—	2,000
			WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
—	2,200	2,200	0.970%, 10-7-17(G)	—	2,200	2,200

				8,300	20,870	29,170

			TOTAL SHORT-TERM SECURITIES – 3.7%	$28,922	$33,095	$62,017
			(Cost: $62,019)
			TOTAL INVESTMENT SECURITIES – 98.4%	$739,858	$903,949	$1,643,807
			(Cost: $1,601,700)
			CASH AND OTHER ASSETS, NET OF LIABILITIES(H) – 1.6%	10,656	15,312	25,968
			NET ASSETS – 100.0%	$750,514	$919,261	$1,669,775	(K)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

*	Not shown due to rounding.
(A)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(C)	Zero coupon bond.
(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017.

Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the yield to maturity at September 30, 2017.
(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(H)	Cash of $1,095 has been pledged as collateral on open futures contracts.
(I)	Securities whose value was determined using significant unobservable inputs.

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(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2017.
(K)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments due to the fact that upon consummation of the merger, securities will not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

NUMBER OF CONTRACTS (UNROUNDED)			FUTURES CONTRACTS	UNREALIZED APPRECIATION
(148)	(184)	(332)	U.S. Treasury Long Bond	$368	$457	$825

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$1,841
Corporate Debt Securities	—	3,271	—
Municipal Bonds	—	1,576,678	—
Short-Term Securities	—	62,017	—

Total	$—	$1,641,966	$1,841

Futures Contracts	$825	$—	$—

As of September 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this pro forma schedule:

AGM = American Municipal Bond Assurance Corp.

AMBAC = American Municipal Bond Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Association

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

SIFMA = Securities Industry and Financial Markets Association

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NOTES TO PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2017

AND THE PRO FORMA STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2017

(In thousands, except where otherwise noted) (Unaudited)

1. ORGANIZATION

Ivy Balanced Fund, Waddell & Reed Advisors Continental Income Fund, Ivy Global Growth Fund, Waddell & Reed Advisors Global Growth Fund, Ivy High Income Fund, Waddell & Reed Advisors High Income Fund, Ivy Municipal High Income Fund, Waddell & Reed Advisors Municipal High Income Fund, Ivy Mid Cap Growth Fund, Waddell & Reed Advisors New Concepts Fund, Ivy Science and Technology Fund, Waddell & Reed Advisors Science and Technology Fund, Ivy Small Cap Growth Fund, Waddell & Reed Advisors Small Cap Fund, Ivy Large Cap Growth Fund and Waddell & Reed Advisors Vanguard Fund (each a “Fund”, collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Each Fund’s investment objective is specified below.

Ivy Balanced Fund and Waddell & Reed Advisors Continental Income Funds’ investment objective is to provide total return through a combination of capital appreciation and current income by investing in a diversified mix of stocks, debt securities and short-term instruments.

Ivy Global Growth Fund and Waddell & Reed Advisors Global Growth Funds’ investment objective is to provide growth of capital by investing in a diversified portfolio of common stocks of growth-oriented U.S. and foreign issuers.

Ivy High Income Fund and Waddell & Reed Advisors High Income Funds’ investment objective is to provide total return through a combination of high current income and capital appreciation by investing in a diversified portfolio of high-yield, high-risk, fixed-income securities.

Ivy Municipal High Income Fund and Waddell & Reed Advisors Municipal High Income Funds’ investment objective is to provide a high level of current income that is not subject to Federal income tax by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of municipal bonds.

Ivy Mid Cap Growth Fund and Waddell & Reed Advisors New Concepts Funds’ investment objective is to provide growth of capital by investing in a diversified portfolio of U.S. and, to a lesser extent, foreign mid-capitalization companies.

Ivy Science and Technology Fund and Waddell & Reed Advisors Science and Technology Funds’ investment objective is to provide growth of capital by investing in the equity securities of science and technology companies around the globe.

Ivy Small Cap Growth Fund and Waddell & Reed Advisors Small Cap Funds’ investment objective is to provide growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-capitalization companies.

Ivy Large Cap Growth Fund and Waddell & Reed Advisors Vanguard Funds’ investment objective is to provide growth of capital by investing in a diversified portfolio of common stocks issued by growth-oriented, large-capitalization (and, to a lesser extent, mid-capitalization) U.S. (and, to a lesser extent, foreign), companies with above-average levels of profitability.

Ivy Balanced Fund, Ivy Global Growth Fund, Ivy High Income Fund, Ivy Municipal High Income Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Large Cap Growth Funds’ (the “Acquiring Funds”) investment manager is Ivy Investment Management Company (“IICO”).

Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Global Growth Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal High Income Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund and Waddell & Reed Advisors Vanguard Funds’ (the “Target Funds”) investment manager is Waddell & Reed Investment Management Company (“WRIMCO”).

Each Fund offers Class A, Class B, Class C and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds or Waddell & Reed Advisors Funds. Certain Funds may also offer Class E, Class I, Class N, Class R and/or Class T shares. Class E shares are closed for all investments in the Ivy Balanced Fund and Ivy Global Growth Fund. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales

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charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R, Class T and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R, T and Y have a distribution and service plan. Class I shares, Class N and Waddell & Reed Advisors Class Y shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

Effective May 18, 2017, the Wilshire Global Allocation Fund operates as a fund-of-funds. Wilshire Associates Incorporated (“Wilshire”), the Fund’s subadviser, allocates certain of the Fund’s assets among the underlying affiliated funds (the “Multi-Asset Segment”). Prior to May 18, 2017, the Fund invested in, among other investments, private placements and other restricted securities in accordance with its investment restrictions. Private placements and other restricted securities may be difficult to resell because a ready market for resale may not exist at any given time. Effective with its change to a fund-of-funds, the Fund does not intend to further invest in private placements and restricted securities and will seek to sell its holdings of such securities in accordance with its revised principal investment strategies. However, a portion of the Fund’s assets may remain invested in such securities given their limited market for resale. WRIMCO will continue to manage the Fund’s investments in restricted securities and private placements (the “Private Equity Segment”) during that transition.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. After the acquisition, the Acquiring Funds intend to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

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Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

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Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO or WRIMCO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course

4

of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

5

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 — Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

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Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

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For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of September 30, 2017, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

The following tables are a summary of the valuation of each Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

Ivy Balanced Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,200,888	$—	$—
Preferred Stocks	113,832	16,464	—
Corporate Debt Securities	—	444,236	—
Loans	—	—	6,526
United States Government Agency Obligations	—	30,332	—
United States Government Obligations	—	77,245	—
Short-Term Securities	—	37,896	—

Total	$1,314,720	$606,173	$6,526

As of September 30, 2017, there were no transfers between any levels during the twelve month period.

Waddell & Reed Advisors Continental Income Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$871,584	$—	$—
Preferred Stocks	76,356	9,421	—
Asset-Backed Securities	—	4,232	—
Corporate Debt Securities	—	324,664	—
Loans	—	—	4,455
United States Government Agency Obligations	—	19,148	—
United States Government Obligations	—	54,956	—
Short-Term Securities	—	32,057	—

Total	$947,940	$444,478	$4,455

As of September 30, 2017, there were no transfers between any levels during the twelve month period.

Ivy Global Growth Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$431,415	$—	$—
Short-Term Securities	—	16,134	—

Total	$431,415	$16,134	$—

8

As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors Global Growth Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$545,881	$—	$—
Short-Term Securities	—	4,611	—

Total	$545,881	$4,611	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy High Income Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$66,140	$—	$354
Energy	10,508	5,097	—
Financials	—	—	17,640

Total Common Stocks	$76,648	$5,097	$17,994
Preferred Stocks	3,762	—	23,328
Warrants	—	230	—	*
Corporate Debt Securities	—	3,079,509	—	*
Loans	—	724,843	197,628
Short-Term Securities	—	231,419	—

Total	$80,410	$4,041,098	$238,950

Forward Foreign Currency Contracts	$—	$23	$—

Liabilities
Forward Foreign Currency Contracts	$—	$154	$—

As of September 30, 2017, securities totaling $72,821 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $52,492 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. Transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during twelve month period.

Waddell & Reed Advisors High Income Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$21,202	$—	$84
Energy	3,474	1,244	—

Total Common Stocks	$24,676	$1,244	$84
Preferred Stocks	1,104	—	7,570
Warrants	—	27	—	*
Corporate Debt Securities	—	1,492,783	—	*
Loans	—	281,363	60,075
Short-Term Securities	—	73,313	—

Total	$25,780	$1,848,730	$67,729

Forward Foreign Currency Contracts	$—	$8	$—

Liabilities
Forward Foreign Currency Contracts	$—	$64	$—

9

As of September 30, 2017, securities totaling $19,504 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $4,993 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. Transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during twelve month period.

Ivy Municipal High Income Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$1,841
Corporate Debt Securities	—	3,271	—
Municipal Bonds	—	865,742	—
Short-Term Securities	—	33,095	—

Total	$—	$902,108	$1,841

Futures Contracts	$457	$—	$—

As of September 30, 2017, there were no transfers between any levels during the twelve month period.

Waddell & Reed Advisors Municipal High Income Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$710,936	$—
Short-Term Securities	—	28,922	—

Total	$—	$739,858	$—

Futures Contracts	$368	$—	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Mid Cap Growth Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,318,434	$—	$—
Purchased Options	1,302	2,244	—
Short-Term Securities	—	27,583	—

Total	$2,319,736	$29,827	$—

Liabilities
Written Options	$—	$966	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors New Concepts Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,649,354	$—	$—
Purchased Options	921	1,589	—
Short-Term Securities	—	10,182	—

Total	$1,650,275	$11,771	$—

Liabilities
Written Options	$—	$706	$—

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As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Science and Technology Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,106,399	$—	$—
Warrants	—	—	—
Purchased Options	—	23	—
Corporate Debt Securities	—	23,991	—
Short-Term Securities	—	69,139	—

Total	$4,106,399	$93,153	$—

Liabilities
Written Options	$—	$4	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors Science and Technology Fund	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$3,549,990	$—		$—
Warrants	—	—	*	—
Purchased Options	—	20		—
Corporate Debt Securities	—	13,852		—
Short-Term Securities	—	135,547		—

Total	$3,549,990	$149,419		$—

Liabilities
Written Options	$—	$3		$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Small Cap Growth Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,062,929	$—	$—
Short-Term Securities	—	58,675	—

Total	$1,062,929	$58,675	$—

Total Return Swaps	$—	$632	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors Small Cap Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$871,095	$—	$—
Short-Term Securities	—	48,998	—

Total	$871,095	$48,998	$—

Total Return Swaps	$—	$532	$—

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As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Large Cap Growth Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,798,855	$—	$—
Short-Term Securities	—	61,191	—

Total	$1,798,855	$61,191	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Waddell & Reed Advisors Vanguard Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,623,677	$—	$—
Short-Term Securities	—	36,999	—

Total	$1,623,677	$36,999	$—

As of September 30, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

4. DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Global Growth Fund, Waddell & Reed Advisors Global Growth Fund, Ivy High Income Fund and Waddell & Reed Advisors High Income Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

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Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy Municipal High Income Fund and Waddell & Reed Advisors Municipal High Income Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Mid Cap Growth Fund, Waddell & Reed New Concepts Fund, Ivy Science and Technology Fund and Waddell & Reed Advisors Science and Technology Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Ivy Small Cap Growth Fund and Waddell & Reed Advisors Small Cap Fund enter into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

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Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of September 30, 2017:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy High Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$581	$—	$581	$(210)	$—	$(371)	$—
Waddell & Reed Advisors High Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$1,836	$—	$1,836	$(8)	$(1,734)	$—	$94
Ivy Mid Cap Growth Fund
Investments in unaffiliated securities at value*	$2,244	$—	$2,244	$(49)	$—	$—	$2,195
Waddell & Reed Advisors New Concepts Fund
Investments in unaffiliated securities at value*	$1,589	$—	$1,589	$(35)	$—	$—	$1,554
Ivy Science and Technology Fund
Investments in unaffiliated securities at value*	$23	$—	$23	$(4)	$—	$—	$19
Waddell & Reed Advisors Science and Technology Fund
Investments in unaffiliated securities at value*	$20	$—	$20	$(4)	$—	$—	$16
Ivy Small Cap Growth Fund
Swap agreements, at value	$632	$—	$632	$—	$(422)	$—	$210
Waddell & Reed Advisors Small Cap Fund
Swap agreements, at value	$532	$—	$532	$—	$(351)	$—	$181

14

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.
(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Ivy High Income Fund
Unrealized depreciation on forward foreign currency contracts(1)	$342	$—	$342	$(210)	$—	$(132)	$—
Waddell & Reed Advisors High Income Fund
Unrealized depreciation on forward foreign currency(1)	$64	$—	$64	$(8)	$—	$(56)	$—
Ivy Mid Cap Growth Fund
Written options at value	$49	$—	$49	$(49)	$—	$—	$—
Waddell & Reed Advisors New Concepts Fund
Written options at value	$35	$—	$35	$(35)	$—	$—	$—
Ivy Science and Technology Fund
Written options at value	$4	$—	$4	$(4)	$—	$—	$—
Waddell & Reed Advisors Science and Technology Fund
Written options at value	$4	$—	$4	$(4)	$—	$—	$—

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2017:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy High Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$23	Unrealized depreciation on forward foreign currency contracts	$154
Waddell & Reed Advisors High Income Fund	Foreign currency	Unrealized depreciation on forward foreign currency contracts	8	Unrealized depreciation on forward foreign currency contracts	64
Ivy Mid Cap Growth Fund	Equity	Investments in unaffiliated securities at value**	3,546	Written options at value	966

15

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Waddell & Reed Advisors New Concepts Fund	Equity	Investments in unaffiliated securities at value**	$2,510	Written options at value	$706
Ivy Municipal High Income Fund	Interest rate	Unrealized appreciation on futures contracts*	457		—
Waddell & Reed Advisors Municipal High Income Fund	Interest rate	Unrealized appreciation on futures contracts*	368		—
Ivy Science and Technology Fund	Equity	Investments in unaffiliated securities at value**	23	Written options at value	4
Waddell & Reed Advisors Science and Technology Fund	Equity	Investments in unaffiliated securities at value**	20	Written options at value	3
Ivy Small Cap Growth Fund	Equity	Swap agreements, at value	632		—
Waddell & Reed Advisors Small Cap Fund	Equity	Swap agreements, at value	532		—

*	The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of the twelve month period ended September 30, 2017.
**	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the twelve month period ended September 30, 2017:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy High Income Fund	Foreign currency	$—	$—	$—	$—	$(1,444)	$(1,444)
Waddell & Reed Advisors High Income Fund	Foreign currency	—	—	—	—	(571)	(571)
Ivy Mid Cap Growth Fund	Equity	544	—	—	51	—	595
Waddell & Reed Advisors New Concepts Fund	Equity	296	—	—	684	—	980
Ivy Municipal High Income Fund	Interest rate	—	—	231	—	—	231
Waddell & Reed Advisors Municipal High Income Fund	Interest rate	—	—	(50)	—	—	(50)
Ivy Science and Technology Fund	Equity	(2,606)	—	—	2,379	—	(227)
Waddell & Reed Advisors Science and Technology Fund	Equity	(502)	—	—	2,000	—	1,498
Ivy Small Cap Growth Fund	Equity	—	(50)	—	—	—	(50)
Waddell & Reed Advisors Small Cap Fund	Equity	—	(42)	—	—	—	(42)

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

16

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the twelve month period ended September 30, 2017:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy High Income Fund	Foreign currency	$—	$—	$—	$—	$(341)	$(341)
Waddell & Reed Advisors High Income Fund	Foreign currency	—	—	—	—	(126)	(126)
Ivy Mid Cap Growth Fund	Equity	57	—	—	190	—	247
Waddell & Reed Advisors New Concepts Fund	Equity	147	—	—	701	—	848
Ivy Municipal High Income Fund	Interest rate	—	—	—	(180)	—	(180)
Waddell & Reed Advisors Municipal High Income Fund	Interest rate	—	—	—	(37)	—	(37)
Ivy Science and Technology Fund	Equity	583	—	—	31	—	614
Waddell & Reed Advisors Science and Technology Fund	Equity	234	—	—	54	—	288

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the twelve month period ended September 30, 2017, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Global Growth Fund	$19	$—	$—	$—	$—	$—
Waddell & Reed Advisors Global Growth Fund	25	—	—	—	—	—
Ivy High Income Fund	178	—	—	—	—	—
Waddell & Reed Advisors High Income Fund	64	—	—	—	—	—
Ivy Mid Cap Growth Fund	—	—	—	—	906	3,795
Waddell & Reed Advisors New Concepts Fund	—	—	—	—	566	1,521
Ivy Municipal High Income Fund	—	—	(20,802)	—	—	—
Waddell & Reed Advisors Municipal High Income Fund	—	—	(15,778)	—	—	—
Ivy Science and Technology Fund	—	—	—	—	395	272
Waddell & Reed Advisors Science and Technology Fund	—	—	—	—	340	235
Ivy Small Cap Growth Fund	—	—	—	28,529	—	—
Waddell & Reed Advisors Small Cap Fund	—	—	—	24,883	—	—

*	Not shown due to rounding.
(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

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5. BASIS OF COMBINATION ($ amounts in thousands)

The Board at a meeting held on November 14, 2017 unanimously approved a proposed reorganization, in which the Ivy Balanced Fund, Ivy Global Growth Fund, Ivy High Income Fund, Ivy Municipal High Income Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Large Cap Growth Fund of the Trust will acquire all of the assets and assume all of the liabilities of the Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Global Growth Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal High Income Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund and Waddell & Reed Advisors Vanguard Fund, respectively, in exchange for an equal aggregate NAV of newly issued shares of beneficial interest of the Acquiring Funds of the Trust (the “Reorganization”). As contemplated under the Reorganization, the Target Fund will distribute the respective Acquiring Fund shares of beneficial interest to its shareholders, after which it will liquidate and cease to be a series of the Trust. Under the Reorganization, shareholders of each class of shares of each Target Fund will receive shares of the same class in the respective Acquiring Fund that they currently own. The aggregate NAV each Acquiring Fund shares received by the respective Target Fund shareholders in the Reorganization will be equal to the aggregate NAV of the shareholders’ current shares of the Target Fund held on the business day prior to closing of the Reorganization, less the costs of the Reorganization attributable to their common shares. Each Acquiring Fund will continue to operate after the Reorganization as a separate series of the Trust.

The Reorganization is intended to be accounted for as a tax-free reorganization of investments companies. The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Funds at September 30, 2017 and assumes the merger occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Funds for the twelve months ended September 30, 2017 and assumes the merger occurred at the beginning of the period. These statements have been derived from the books and records of the Funds at the dates indicated above in conformity with U.S. GAAP. As of September 30, 2017, the portfolio of securities held by each Target Fund complied with the fundamental investment restrictions of the respective Acquiring Fund, and each Target Fund and respective Acquiring Funds’ investment objectives were the same. The historical cost basis of investment securities is expected to be carried forward to the surviving entity. The fiscal year end for the surviving Funds is March 31.

The accompanying pro forma combined financial statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Reorganization Statement of Additional Information. Such pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on September 30, 2017. Following the Reorganization, each Acquiring Fund will be the accounting survivor.

Certain expenses of the Reorganization, estimated to be $152 for all funds, respectively, will split evenly by the Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Global Growth Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal High Income Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund and Waddell & Reed Advisors Vanguard Fund, respectively, and its Ivy Funds reorganization counterpart. In addition, with regard to the Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Cash Management and Waddell & Reed Advisors Wilshire Global Allocation Fund, certain expenses of the Reorganization are estimated to be $52 for all Funds, respectively. Pro Forma financial information, however, is not required to be prepared for the reorganization of these three Funds into their Ivy Funds counterpart because the Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Cash Management and Waddell & Reed Advisors Wilshire Global Allocation Fund will be reorganized into newly organized shell Ivy Funds with no assets and liabilities that will commence operation upon completion of the Reorganization and will continue the operation of the Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Cash Management and Waddell & Reed Advisors Wilshire Global Allocation Fund.

6. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as investment manager for Ivy Balanced Fund, Ivy Global Growth Fund, Ivy High Income Fund, Ivy Municipal High Income Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Large Cap Growth Fund. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as investment manager for Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Global Growth Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal High Income Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and

18

Technology Fund, Waddell & Reed Advisors Small Cap Fund and Waddell & Reed Advisors Vanguard Fund. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund	Net Asset Breakpoints	Annual Rate
Ivy Balanced Fund	$0 to $1,000 Million	0.700%

(pre and post merger)	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $5,000 Million	0.550%

	$5,000 to $10,000 Million	0.540%

	Over $10,000 Million	0.530%
Waddell & Reed Advisors Continental Income Fund	$0 to $1,000 Million	0.700%

	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	Over $3,000 Million	0.550%

Ivy Global Growth Fund	$0 to $1,000 Million	0.850%

(pre and post merger)	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	$3,000 to $5,000 Million	0.700%

	$5,000 to $10,000 Million	0.695%

	Over $10,000 Million	0.690%

Waddell & Reed Advisors Global Growth Fund	$0 to $1,000 Million	0.850%

	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	Over $3,000 Million	0.760%

Ivy High Income Fund	$0 to $500 Million	0.625%

(pre and post merger)	$500 to $1,000 Million	0.600%

	$1,000 to $1,500 Million	0.550%

	$1,500 to $10,000 Million	0.500%

	$10,000 to $20,000 Million	0.490%

	Over $20,000 Million	0.480%

Waddell & Reed Advisors High Income Fund	$0 to $500 Million	0.625%

	$500 to $1,000 Million	0.600%

	$1,000 to $1,500 Million	0.550%

	Over $1,500 Million	0.500%

Ivy Municipal High Income Fund	$0 to $500 Million	0.525%

(pre and post merger)	$500 to $1,000 Million	0.500%

	$1,000 to $1,500 Million	0.450%

	$1,500 to $5,000 Million	0.400%

	$5,000 to $10,000 Million	0.395%

	$10,000 to $15,000 Million	0.390%

	Over $15,000 Million	0.385%

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Fund	Net Asset Breakpoints	Annual Rate
Waddell & Reed Advisors Municipal High Income Fund	$0 to $500 Million	0.525%

	$500 to $1,000 Million	0.500%

	$1,000 to $1,500 Million	0.450%

	Over $1,500 Million	0.400%

Ivy Mid Cap Growth Fund	$0 to $1,000 Million	0.850%

(pre and post merger)	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	$3,000 to $5,000 Million	0.760%

	$5,000 to $10,000 Million	0.730%

	$10,000 to $15,000 Million	0.700%

	Over $15,000 Million	0.670%

Waddell & Reed Advisors New Concepts Fund	$0 to $1,000 Million	0.850%

	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	Over $3,000 Million	0.760%

Ivy Science and Technology Fund	$0 to $1,000 Million	0.850%

(pre and post merger)	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	$3,000 to $8,000 Million	0.760%

	$8,000 to $13,000 Million	0.755%

	Over $13,000 Million	0.750%

Waddell & Reed Advisors Science and Technology Fund	$0 to $1,000 Million	0.850%

	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	Over $3,000 Million	0.760%

Ivy Small Cap Growth Fund	$0 to $1,000 Million	0.850%

(pre and post merger)	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	$3,000 to $5,000 Million	0.760%

	$5,000 to $10,000 Million	0.730%

	Over $10,000 Million	0.720%

Waddell & Reed Advisors Small Cap Fund	$0 to $1,000 Million	0.850%

	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	Over $3,000 Million	0.760%

Ivy Large Cap Growth Fund	$0 to $1,000 Million	0.700%

(pre and post merger)	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $5,000 Million	0.550%

	$5,000 to $10,000 Million	0.545%

	Over $10,000 Million	0.540%

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Fund	Net Asset Breakpoints	Annual Rate
Waddell & Reed Advisors Vanguard Fund	$0 to $1,000 Million	0.700%

	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	Over $3,000 Million	0.550%

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR and affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C, Class E and Class T shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A, Class E and Class T Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), the Acquiring Funds may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A, Class E and Class T shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. Under a Distribution and Service Plan adopted by the Trust, the Target Funds may pay a distribution and/or service fee to W&R for Class A shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. For Waddell & Reed Advisors Municipal High Income Fund, the Board has limited payments to 0.247% of the

21

Fund’s average Class A net assets on an annual basis. The fee is to be paid to compensate IDI and W&R for amounts it expends in connection with the distribution of the Class A, Class E and Class T shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Acquiring Fund may pay IDI (each Target Fund may pay W&R) a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI and W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Acquiring Ivy Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts. Waddell & Reed Advisors Class Y shares do not have a Distribution and Service Plan.

Sales Charges. As principal underwriter for the Trust’s shares, IDI (from the Acquiring Funds) and W&R (from the Target Funds) receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI or W&R. During the twelve month period ended September 30, 2017, IDI and W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC							Commissions Paid
		Class A		Class B		Class C		Class E
Ivy Balanced Fund	$520	$11		$142		$68		$—	$543	(1)
Waddell & Reed Advisors Continental Income Fund	701	1		2		2		N/A	445	(2)
Ivy Global Growth Fund	56	—	*	3		1		—	51	(1)
Waddell & Reed Advisors Global Growth Fund	143	—	*	—	*	—	*	N/A	83	(2)
Ivy High Income Fund	1,250	7		118		62		—	1,252	(1)
Waddell & Reed Advisors High Income Fund	1,152	13		2		5		N/A	802	(2)
Ivy Municipal High Income Fund	144	4		23		13		N/A	177	(1)
Waddell & Reed Advisors Municipal High Income Fund	330	2		—	*	6		N/A	266	(2)
Ivy Mid Cap Growth Fund	255	2		18		9		—	246	(1)
Waddell & Reed Advisors New Concepts Fund	821	1		2		1		N/A	506	(2)
Ivy Science and Technology Fund	681	4		95		34		—	665	(1)
Waddell & Reed Advisors Science and Technology Fund	2,005	5		4		3		N/A	1,236	(2)
Ivy Small Cap Growth Fund	265	1		6		8		—	270	(1)
Waddell & Reed Advisors Small Cap Fund	569	1		1		1		N/A	352	(2)
Ivy Large Cap Growth Fund	574	1		11		8		—	506	(1)
Waddell & Reed Advisors Vanguard Fund	704	2		1		1		N/A	426	(2)

*	Not shown due to rounding.
(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.
(2)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

22

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the twelve months ended September 30, 2017 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Balanced Fund	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors Continental Income Fund	Class A	Contractual	10-1-2016	10-31-2018	1.12%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	10-1-2016	10-31-2018	2.29%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	10-31-2018	2.01%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	10-1-2016	10-31-2018	0.88%	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Global Growth Fund	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors Global Growth Fund	Class B	Contractual	10-1-2016	10-31-2018	2.86%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	10-31-2018	2.57%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	10-1-2016	10-31-2018	1.06%	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class B	Contractual	Effective Date of Merger	7-31-2020	2.58%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	Effective Date of Merger	7-31-2020	1.06%	Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy High Income Fund	Class E	Contractual	8-1-2008	7-31-2018	1.11%(1)	12b-1 Fees and/or Shareholder Servicing

	Class T	Contractual	7-5-2017	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

23

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Waddell & Reed Advisors High Income Fund	Class B	Contractual	10-1-2016	1-31-2018	2.21%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	1-31-2018	1.82%	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class B	Contractual	Effective Date of Merger	7-31-2020	1.71%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	Effective Date of Merger	7-31-2020	1.66%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	Effective Date of Merger	7-31-2020	1.11%	12b-1 Fees and/or Shareholder Servicing

	Class T	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Municipal High Income Fund	All Classes	Contractual	6-2-2008	7-31-2018	N/A	Investment Management Fee

	Class B	Contractual	8-1-2011	7-31-2018	1.62%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	8-1-2011	7-31-2018	1.58%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	8-1-2011	7-31-2018	0.68%	12b-1 Fees and/or Shareholder Servicing

	Class N	Contractual	7-5-2017	7-31-2018	Not to exceed Class I	Shareholder Servicing

	Class Y	Contractual	8-1-2011	7-31-2018	0.94%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors Municipal High Income Fund	Class B	Contractual	10-1-2016	1-31-2018	1.81%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	1-31-2018	1.70%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	10-1-2016	1-31-2018	0.71%	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class B	Contractual	Effective Date of Merger	7-31-2020	1.62%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	Effective Date of Merger	7-31-2020	1.58%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	Effective Date of Merger	7-31-2020	0.68%	Shareholder Servicing

	Class N	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class I	Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	0.94%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

24

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Mid Cap Growth Fund	Class A	Contractual	8-1-2014	7-31-2018	1.31%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	8-1-2008	7-31-2018	1.30%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors New Concepts Fund	Class A	Contractual	10-1-2016	10-31-2018	1.33%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	10-1-2016	10-31-2018	2.53%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	10-31-2018	2.34%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	10-1-2016	10-31-2018	1.04%	Shareholder Servicing
Acquiring Fund ProForma	Class B	Contractual	Effective Date of Merger	7-31-2020	2.09%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Science and Technology Fund	Class E	Contractual	8-1-2008	7-31-2018	1.30%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors Science and Technology Fund	Class B	Contractual	10-1-2016	10-31-2018	2.43%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	10-31-2018	2.33%	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class B	Contractual	Effective Date of Merger	7-31-2020	2.03%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	Effective Date of Merger	7-31-2020	1.30%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Small Cap Growth Fund	Class E	Contractual	8-1-2008	7-31-2018	1.35%(1)	12b-1 Fees and/or Shareholder Servicing

	Class T	Contractual	7-5-2017	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

25

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Waddell & Reed Advisors Small Cap Fund	Class A	Contractual	10-1-2016	10-31-2018	1.38%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	10-1-2016	10-31-2018	2.55%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	10-31-2018	2.28%	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class B	Contractual	Effective Date of Merger	7-31-2020	2.23%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	Effective Date of Merger	7-31-2020	1.35%	12b-1 Fees and/or Shareholder Servicing

	Class T	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Large Cap Growth Fund	Class A	Contractual	6-1-2006	7-31-2018	1.15%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	8-1-2008	7-31-2018	1.15%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	6-13-2011	7-31-2018	0.88%	Shareholder Servicing

	Class Y	Contractual	6-1-2006	7-31-2018	1.06%	12b-1 Fees and/or Shareholder Servicing
Waddell & Reed Advisors Vanguard Fund	Class B	Contractual	10-1-2016	10-31-2018	2.31%	12b-1 Fees and/or Shareholder Servicing

	Class C	Contractual	10-1-2016	10-31-2018	2.12%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	10-1-2016	10-31-2018	0.87%	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class B	Contractual	Effective Date of Merger	7-31-2020	2.05%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	Effective Date of Merger	7-31-2020	1.15%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	Effective Date of Merger	7-31-2020	0.88%	Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	1.06%	12b-1 Fees and/or Shareholder Servicing

(1)	Reflects the lower expense limit which went into effect July 5, 2017.

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2017 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

26

7. CAPITAL SHARE TRANSACTIONS

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	For the twelve months ended September 30, 2017
Ivy Balanced Fund	Shares	Value
Shares issued from sale of shares:
Class A	4,115	$99,054
Class B	278	6,561
Class C	2,488	59,244
Class E	—	—
Class I	9,089	218,970
Class N	252	6,135
Class R	159	3,804
Class Y	374	9,020
Shares issued in reinvestment of distributions to shareholders:
Class A	841	20,042
Class B	60	1,425
Class C	609	14,349
Class E	— *	3
Class I	832	19,861
Class N	14	332
Class R	13	307
Class Y	84	2,000
Shares redeemed:
Class A	(15,748)	(378,780)
Class B	(1,288)	(30,786)
Class C	(16,035)	(383,237)
Class E	—	—
Class I	(17,428)	(419,834)
Class N	(178)	(4,329)
Class R	(168)	(4,047)
Class Y	(2,546)	(61,482)

Net decrease	(34,183)	$(821,388)

*	Not shown due to rounding.

	For the twelve months ended September 30, 2017
Waddell & Reed Advisors Continental Income Fund	Shares	Value
Shares issued from sale of shares:
Class A	7,109	$67,676
Class B	28	266
Class C	217	2,053
Class Y	12,630	120,461
Shares issued in reinvestment of distributions to shareholders:
Class A	3,756	35,195
Class B	12	108
Class C	53	492
Class Y	2,930	27,495
Shares redeemed:
Class A	(20,035)	(191,356)
Class B	(147)	(1,376)
Class C	(434)	(4,116)
Class Y	(24,571)	(234,605)

Net decrease	(18,452)	$(177,707)

27

	For the twelve months ended September 30, 2017
Ivy Global Growth Fund	Shares	Value
Shares issued from sale of shares:
Class A	282	$12,119
Class B	2	52
Class C	70	2,559
Class E	—	—
Class I	1,242	53,635
Class N	483	21,832
Class R	19	771
Class Y	78	3,290
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class E	—	—
Class I	—	—
Class N	—	—
Class R	—	—
Class Y	—	—
Shares redeemed:
Class A	(729)	(30,818)
Class B	(20)	(754)
Class C	(168)	(6,197)
Class E	—	—
Class I	(3,472)	(149,146)
Class N	(97)	(4,238)
Class R	(39)	(1,603)
Class Y	(228)	(9,768)

Net decrease	(2,577)	$(108,266)

	For the twelve months ended September 30, 2017
Waddell & Reed Advisors Global Growth Fund	Shares	Value
Shares issued from sale of shares:
Class A	1,529	$18,130
Class B	1	11
Class C	15	165
Class Y	3,497	41,889
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class Y	—	—
Shares redeemed:
Class A	(5,253)	(62,902)
Class B	(26)	(274)
Class C	(33)	(362)
Class Y	(13,512)	(170,501)

Net decrease	(13,782)	$(173,844)

28

	For the twelve months ended September 30, 2017
Ivy High Income Fund	Shares	Value
Shares issued from sale of shares:
Class A	51,260	$386,911
Class B	339	2,542
Class C	14,285	107,790
Class E	234	1,770
Class I	107,039	809,154
Class N	6,239	47,415
Class R	1,673	12,607
Class T	33	250
Class Y	24,626	185,458
Shares issued in reinvestment of distributions to shareholders:
Class A	10,239	77,371
Class B	512	3,870
Class C	6,418	48,508
Class E	85	639
Class I	13,691	103,572
Class N	400	3,022
Class R	562	4,250
Class T	—	—
Class Y	2,755	20,824
Shares redeemed:
Class A	(93,906)	(708,199)
Class B	(2,920)	(22,078)
Class C	(39,978)	(301,631)
Class E	(272)	(2,055)
Class I	(126,619)	(953,601)
Class N	(4,040)	(29,982)
Class R	(2,614)	(19,767)
Class T	—	—
Class Y	(34,303)	(259,635)

Net decrease	(64,262)	$(480,995)

	For the twelve months ended September 30, 2017
Waddell & Reed Advisors High Income Fund	Shares	Value
Shares issued from sale of shares:
Class A	23,595	$158,654
Class B	35	234
Class C	1,123	7,576
Class Y	28,836	194,149
Shares issued in reinvestment of distributions to shareholders:
Class A	11,046	74,543
Class B	32	217
Class C	279	1,882
Class Y	8,030	54,186
Shares redeemed:
Class A	(40,229)	(271,160)
Class B	(278)	(1,877)
Class C	(1,282)	(8,656)
Class Y	(53,631)	(360,140)

Net decrease	(22,444)	$(150,392)

29

	For the twelve months ended September 30, 2017
Ivy Municipal High Income Fund	Shares	Value
Shares issued from sale of shares:
Class A	7,427	$38,236
Class B	75	387
Class C	1,900	9,778
Class I	38,314	196,176
Class N	54	274
Class Y	1,939	9,917
Shares issued in reinvestment of distributions to shareholders:
Class A	1,674	8,594
Class B	45	235
Class C	894	4,594
Class I	3,627	18,623
Class N	— *	— *
Class Y	111	571
Shares redeemed:
Class A	(29,259)	(149,942)
Class B	(646)	(3,320)
Class C	(14,176)	(72,619)
Class I	(82,610)	(423,816)
Class N	— *	— *
Class Y	(2,551)	(13,070)

Net decrease	(73,182)	$(375,382)

*	Not shown due to rounding.

	For the twelve months ended September 30, 2017
Waddell & Reed Advisors Municipal High Income Fund	Shares	Value
Shares issued from sale of shares:
Class A	9,078	$43,388
Class B	— *	1
Class C	518	2,475
Class Y	6,979	33,249
Shares issued in reinvestment of distributions to shareholders:
Class A	4,609	21,962
Class B	4	18
Class C	148	707
Class Y	1,213	5,782
Shares redeemed:
Class A	(28,332)	(134,711)
Class B	(50)	(243)
Class C	(1,576)	(7,500)
Class Y	(11,955)	(56,931)

Net decrease	(19,364)	$(91,803)

*	Not shown due to rounding.

30

	For the twelve months ended September 30, 2017
Ivy Mid Cap Growth Fund	Shares	Value
Shares issued from sale of shares:
Class A	3,571	$74,607
Class B	94	1,598
Class C	957	17,271
Class E	89	1,802
Class I	15,884	356,855
Class N	4,627	105,620
Class R	536	10,973
Class Y	2,709	58,711
Shares issued in reinvestment of distributions to shareholders:
Class A	884	17,805
Class B	45	745
Class C	484	8,498
Class E	15	297
Class I	1,997	42,946
Class N	98	2,118
Class R	89	1,761
Class Y	491	10,288
Shares redeemed:
Class A	(11,951)	(248,292)
Class B	(321)	(5,477)
Class C	(4,439)	(80,394)
Class E	(68)	(1,407)
Class I	(32,588)	(714,854)
Class N	(3,227)	(69,727)
Class R	(1,465)	(30,005)
Class Y	(8,925)	(193,629)

Net decrease	(30,414)	$(631,890)

	For the twelve months ended September 30, 2017
Waddell & Reed Advisors New Concepts Fund	Shares	Value
Shares issued from sale of shares:
Class A	7,044	$70,476
Class B	27	180
Class C	194	1,382
Class Y	8,585	97,378
Shares issued in reinvestment of distributions to shareholders:
Class A	3,498	33,966
Class B	36	238
Class C	57	393
Class Y	1,619	17,679
Shares redeemed:
Class A	(17,811)	(180,344)
Class B	(275)	(1,883)
Class C	(351)	(2,547)
Class Y	(20,436)	(235,823)

Net decrease	(17,813)	$(198,905)

31

	For the twelve months ended September 30, 2017
Ivy Science and Technology Fund	Shares	Value
Shares issued from sale of shares:
Class A	2,517	$141,497
Class B	51	2,379
Class C	760	37,153
Class E	81	4,508
Class I	8,473	517,339
Class N	476	29,616
Class R	568	31,299
Class Y	2,207	131,084
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class E	—	—
Class I	—	—
Class N	—	—
Class R	—	—
Class Y	—	—
Shares redeemed:
Class A	(10,145)	(554,745)
Class B	(382)	(18,085)
Class C	(5,582)	(268,265)
Class E	(67)	(3,778)
Class I	(10,581)	(642,028)
Class N	(685)	(43,531)
Class R	(707)	(38,452)
Class Y	(5,769)	(334,689)

Net decrease	(18,785)	$(1,008,698)

	For the twelve months ended September 30, 2017
Waddell & Reed Advisors Science and Technology Fund	Shares	Value
Shares issued from sale of shares:
Class A	9,693	$142,553
Class B	20	205
Class C	341	3,572
Class Y	8,762	146,674
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class Y	—	—
Shares redeemed:
Class A	(26,717)	(398,312)
Class B	(457)	(4,683)
Class C	(494)	(5,211)
Class Y	(16,569)	(280,451)

Net decrease	(25,421)	$(395,653)

32

	For the twelve months ended September 30, 2017
Ivy Small Cap Growth Fund	Shares	Value
Shares issued from sale of shares:
Class A	3,621	$61,935
Class B	61	786
Class C	1,079	15,213
Class E	109	1,836
Class I	7,401	162,824
Class N	2,824	61,840
Class R	752	12,695
Class T	14	250
Class Y	1,743	36,209
Shares issued in reinvestment of distributions to shareholders:
Class A	829	13,748
Class B	47	591
Class C	822	11,322
Class E	26	434
Class I	537	11,335
Class N	136	2,876
Class R	154	2,511
Class T	—	—
Class Y	299	5,994
Shares redeemed:
Class A	(4,897)	(83,940)
Class B	(180)	(2,362)
Class C	(2,283)	(32,583)
Class E	(76)	(1,282)
Class I	(4,681)	(102,179)
Class N	(700)	(15,448)
Class R	(851)	(14,320)
Class T	—	—
Class Y	(7,388)	(149,933)

Net increase (decrease)	(602)	$352

	For the twelve months ended September 30, 2017
Waddell & Reed Advisors Small Cap Fund	Shares	Value
Shares issued from sale of shares:
Class A	3,701	$59,776
Class B	13	149
Class C	104	1,300
Class Y	4,257	79,699
Shares issued in reinvestment of distributions to shareholders:
Class A	1,809	28,559
Class B	26	288
Class C	37	458
Class Y	610	10,996
Shares redeemed:
Class A	(6,567)	(107,770)
Class B	(163)	(1,894)
Class C	(160)	(2,033)
Class Y	(5,557)	(104,082)

Net decrease	(1,890)	$(34,554)

33

	For the twelve months ended September 30, 2017
Ivy Large Cap Growth Fund	Shares	Value
Shares issued from sale of shares:
Class A	4,770	$92,077
Class B	125	1,873
Class C	949	15,343
Class E	141	2,752
Class I	9,997	201,711
Class N	7,708	163,153
Class R	155	2,878
Class Y	302	5,871
Shares issued in reinvestment of distributions to shareholders:
Class A	1,184	21,090
Class B	40	566
Class C	290	4,377
Class E	32	573
Class I	2,242	41,785
Class N	1	15
Class R	53	912
Class Y	88	1,600
Shares redeemed:
Class A	(8,264)	(158,185)
Class B	(335)	(5,093)
Class C	(2,594)	(42,056)
Class E	(113)	(2,198)
Class I	(16,610)	(335,892)
Class N	(589)	(12,825)
Class R	(416)	(7,717)
Class Y	(5,178)	(97,571)

Net decrease	(6,022)	$(104,961)

	For the twelve months ended September 30, 2017
Waddell & Reed Advisors Vanguard Fund	Shares	Value
Shares issued from sale of shares:
Class A	7,415	$74,122
Class B	13	93
Class C	208	1,510
Class Y	14,429	156,133
Shares issued in reinvestment of distributions to shareholders:
Class A	7,019	64,714
Class B	43	282
Class C	82	547
Class Y	2,968	29,294
Shares redeemed:
Class A	(18,672)	(187,931)
Class B	(213)	(1,495)
Class C	(271)	(1,976)
Class Y	(22,098)	(245,323)

Net decrease	(9,077)	$(110,030)

34

8. CAPITAL SHARES

The pro forma NAV per share assumes the issuance of shares of the Acquiring Fund that would have been issued at September 30, 2017, in connection with proposed reorganization. The number of shares assumed to be issued is equal to the NAV of shares of the Acquired Fund, as of September 30, 2017, divided by the NAV per share of the shares of the Acquiring Fund as of September 30, 2017. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2017:

Ivy Balanced Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	24,686	32,807		57,493
Class B	2,651	112		2,763
Class C	23,871	572		24,443
Class E	8	—	*	8
Class I	24,252	23,381		47,633
Class N	474	—	*	474
Class R	539	—	*	539
Class Y	2,125	(1)		2,124

*	Not shown due to rounding.

Ivy Global Growth Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	2,542	7,750		10,292
Class B	40	12		52
Class C	608	32		640
Class E	3	—	*	3
Class I	5,290	3,906		9,196
Class N	592	(3)		589
Class R	42	—	*	42
Class Y	221	—	*	221

*	Not shown due to rounding.

Ivy High Income Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	160,119	154,760		314,879
Class B	9,177	444		9,621
Class C	118,446	4,744		123,190
Class E	1,278	1		1,279
Class I	224,115	99,589		323,704
Class N	8,635	5		8,640
Class R	8,893	5		8,898
Class T	33	—	*	33
Class Y	47,100	29		47,129

*	Not shown due to rounding.

35

Ivy Municipal High Income Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	39,390	118,894		158,284
Class B	1,959	92		2,051
Class C	31,331	3,766		35,097
Class I	104,918	24,245		129,163
Class N	53	1		54
Class Y	2,762	—	*	2,762

*	Not shown due to rounding.

Ivy Mid Cap Growth Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	18,608	47,340		65,948
Class B	909	214		1,123
Class C	10,414	438		10,852
Class E	419	—	*	419
Class I	48,559	22,350		70,909
Class N	5,470	1		5,471
Class R	2,252	—	*	2,252
Class Y	12,025	—	*	12,025

*	Not shown due to rounding.

Ivy Science and Technology Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	16,594	43,974		60,568
Class B	815	175		990
Class C	12,088	362		12,450
Class E	453	—	*	453
Class I	20,276	11,032		31,308
Class N	1,358	—	*	1,358
Class R	1,943	—	*	1,943
Class Y	9,689	—	*	9,689

*	Not shown due to rounding.

Ivy Small Cap Growth Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	13,459	33,561		47,020
Class B	539	227		766
Class C	11,558	506		12,064
Class E	472	—	*	472
Class I	15,581	11,426		27,007
Class N	4,544	(1)		4,543
Class R	2,766	—	*	2,766
Class T	14	—	*	14
Class Y	5,878	(1)		5,877

*	Not shown due to rounding.

36

Ivy Large Cap Growth Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	24,601	54,052		78,653
Class B	549	158		707
Class C	5,330	420		5,750
Class E	703	—	*	703
Class I	44,540	22,162		66,702
Class N	7,136	(1)		7,135
Class R	1,019	1		1,020
Class Y	1,585	—	*	1,585

*	Not shown due to rounding.

9. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation/ (depreciation)
Ivy Balanced Fund	$1,721,311	$289,101	$82,993	$206,108
Waddell & Reed Advisors Continental Income Fund	1,244,375	209,136	56,638	152,498
Ivy Global Growth Fund	360,651	90,859	3,961	86,898
Waddell & Reed Advisors Global Growth Fund	435,385	119,908	4,801	115,107
Ivy High Income Fund	4,594,325	148,548	382,415	(233,867)
Waddell & Reed Advisors High Income Fund	1,985,403	71,883	115,047	(43,164)
Ivy Municipal High Income Fund	871,753	70,223	38,027	32,196
Waddell & Reed Advisors Municipal High Income Fund	724,873	51,345	36,360	14,985
Ivy Mid Cap Growth Fund	1,736,852	727,620	114,909	612,711
Waddell & Reed Advisors New Concepts Fund	1,199,340	533,970	71,265	462,705
Ivy Science and Technology Fund	2,127,270	2,172,915	100,633	2,072,282
Waddell & Reed Advisors Science and Technology Fund	1,846,199	1,936,317	83,107	1,853,210
Ivy Small Cap Growth Fund	807,356	328,457	14,209	314,248
Waddell & Reed Advisors Small Cap Fund	648,406	282,894	11,207	271,687
Ivy Large Cap Growth Fund	1,157,824	704,488	2,266	702,222
Waddell & Reed Advisors Vanguard Fund	987,785	674,590	1,699	672,891

The tax cost of investments will remain unchanged for the combined fund.

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended March 31, 2017 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Balanced Fund	$11,201	$30,589	$—	$—	$—
Ivy Global Growth Fund	—	1,025	—	—	—
Ivy High Income Fund	1,380	—	—	—	—
Ivy Municipal High Income Fund	226	719	—	—	—
Ivy Mid Cap Growth Fund	—	96,977	—	—	7,156
Ivy Science and Technology Fund	—	112,084	—	—	5,730
Ivy Small Cap Growth Fund	—	76,821	—	—	2,104
Ivy Large Cap Growth Fund	1,035	36,410	—	—	—

37

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended September 30, 2017 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Waddell & Reed Advisors High Income Fund	$1,763	$—	$—	$—	$—
Waddell & Reed Advisors Municipal High Income Fund	235	—	—	—	—

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended June 30, 2017 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Waddell & Reed Advisors Continental Income Fund	$9,866	$59,107	$—	$11	$—
Waddell & Reed Advisors Global Growth Fund	1,446	23,718	—	—	—
Waddell & Reed Advisors New Concepts Fund	2,845	31,922	—	—	—
Waddell & Reed Advisors Science and Technology Fund	—	198,636	—	—	8,164
Waddell & Reed Advisors Small Cap Fund	3,873	84,028	—	—	—
Waddell & Reed Advisors Vanguard Fund	1,392	69,677	—	3,254	97

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2017 and 2016 were as follows:

	March 31, 2017		March 31, 2016
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Balanced Fund	$28,198	$28,965	$48,087	$100,678
Ivy Global Growth Fund	—	—	573	11,167
Ivy High Income Fund	346,065	—	487,204	—
Ivy Municipal High Income Fund	54,485	—	53,839	—
Ivy Mid Cap Growth Fund	—	92,513	47,509	339,017
Ivy Science and Technology Fund	—	—	—	144,996
Ivy Small Cap Growth Fund	—	51,252	79	130,985
Ivy Large Cap Growth Fund	—	76,259	—	109,373

(1)	Includes short-term capital gains distributed, if any.

38

The tax character of dividends and distributions paid during the two fiscal years ended September 30, 2017 and 2016 were as follows:

	September 30, 2017		September 30, 2016
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Waddell & Reed Advisors High Income Fund	$137,332	$—	$148,499	$—
Waddell & Reed Advisors Municipal High Income Fund	34,830	—	38,406	—

(1)	Includes short-term capital gains distributed, if any.

The tax character of dividends and distributions paid during the two fiscal years ended June 30, 2017 and 2016 were as follows:

	June 30, 2017		June 30, 2016
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Waddell & Reed Advisors Continental Income Fund	$26,003	$31,641	$24,989	$105,831
Waddell & Reed Advisors Global Growth Fund	—	—	—	34,466
Waddell & Reed Advisors New Concepts Fund	—	52,981	16,263	158,975
Waddell & Reed Advisors Science and Technology Fund	—	—	—	255,000
Waddell & Reed Advisors Small Cap Fund	—	40,847	—	109,348
Waddell & Reed Advisors Vanguard Fund	4,524	92,461	5,939	142,004

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was March 31, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended March 31, 2017:

	Pre-Enactment		Post-Enactment
Fund	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Balanced Fund	$—	$—	$—	$—
Ivy Global Growth Fund	—	—	—	—
Ivy High Income Fund	—	—	34,237	587,254
Ivy Municipal High Income Fund	—	—	—	—
Ivy Mid Cap Growth Fund	—	—	—	—
Ivy Science and Technology Fund	—	—	—	—
Ivy Small Cap Growth Fund	—	—	—	—
Ivy Large Cap Growth Fund	—	—	—	—

39

Accumulated capital losses represent net capital loss carryovers as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Modernization Act, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was September 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended September 30, 2017:

	Pre-Enactment		Post-Enactment
Fund	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Waddell & Reed Advisors High Income Fund	$—	$—	$5,137	$138,541
Waddell & Reed Advisors Municipal High Income Fund	16,061	—	528	25,721

Accumulated capital losses represent net capital loss carryovers as of June 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Modernization Act, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was June 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended June 30, 2017:

	Pre-Enactment	Post-Enactment
Fund	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Waddell & Reed Advisors Continental Income Fund	$—	$—	$—
Waddell & Reed Advisors Global Growth Fund	—	—	—
Waddell & Reed Advisors New Concepts Fund	—	—	—
Waddell & Reed Advisors Science and Technology Fund	—	—	—
Waddell & Reed Advisors Small Cap Fund	—	—	—
Waddell & Reed Advisors Vanguard Fund	—	—	—

40

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, and to Article VII of the Amended and Restated Agreement and Declaration of Trust, filed by EDGAR on September 1, 2017 as Exhibit (a)(19) to Post-Effective Amendment No. 146, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the below-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1.	Articles of Incorporation:

	(i)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(iii)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(iv)	Schedule A to Declaration of Trust, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(v)	Schedule A to Declaration of Trust, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(vi)	Schedule A to Declaration of Trust, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(vii)	Schedule A to the Agreement and Declaration of Trust, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(viii)	Schedule A to the Agreement and Declaration of Trust, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

1

	(ix)	Schedule A to the Agreement and Declaration of Trust, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(x)	Schedule A to the Agreement and Declaration of Trust, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xi)	Schedule A to the Agreement and Declaration of Trust, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xii)	Schedule A to the Agreement and Declaration of Trust, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xiii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xiv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 129 and incorporated by reference herein.

	(xv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xvi)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xvii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(xviii)	Amended and Restated Agreement and Declaration of Trust for Ivy Funds, dated August 15, 2017, filed with Post-Effective Amendment No. 146 and incorporated by reference herein.

	(xix)	Schedule A to the Agreement and Declaration of Trust, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xx)	Schedule A to the Amended and Restated Agreement and Declaration of Trust, as amended November 15, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

2.	By-laws:

	(i)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Form of Agreement and Plan of Reorganization attached as Exhibit A to the Information Statement/Prospectus and incorporated herein by reference.

5.	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

6.	Investment Advisory Contracts:

	(i)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate

2

Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(iii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(iv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(v)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(vi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(vii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(viii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(ix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(x)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xi)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd (Ivy Emerging Markets Local Currency Debt Fund), dated February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

3

(xvi)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xvii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), effective July 2, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), effective February 21, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xx)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxiii)	Appendix C to the Shareholder Servicing Agreement between Ivy Funds and Ivy Investment Management Company, amended May 31, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Apollo Credit Management, LLC (Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

4

(xxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxx)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund) dated December 23, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxiii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxiv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and I.G. International Management Ltd. (Ivy IG International Small Cap Fund) dated January 9, 2017, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xl)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and ProShare Advisors LLC (Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund) dated April 18, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xli)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

5

	(xlii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xliii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and PineBridge Investments LLC (Ivy PineBridge High Yield Fund) dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xliv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xlv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

7.	Distribution Agreements:

	(i)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

8.	Bonus or Profit Sharing Contracts: Not applicable.

9.	Custodian Agreements:

	(i)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iii)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(iv)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(v)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(vi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(vii)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(viii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

6

(ix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(x)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

7

	(xxiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xxiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xxv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xxvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xxxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

10.	Rule 12b-1 Plans and Rule 18f-3 Plans:

	(i)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(iii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective April 20, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(iv)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective May 18, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(v)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vi)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(vii)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

8

	(viii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(ix)	Appendix A to the Multiple Class Plan for Ivy Funds, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(x)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(xi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(xii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(xiii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(xiv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(xv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xvi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xvii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xviii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xix)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xx)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxi)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(xxiii)	Appendix A to the Multiple Class Plan for Ivy Funds as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

11.	Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable is incorporated by reference to the Opinion and Consent of Counsel previously filed on EDGAR on Form N-14 on December 8, 2017.

12.	Opinion of Counsel with respect to tax consequences: To be filed by Post-effective amendment pursuant to an undertaking.

13.	Other Material Contracts:

9

(i)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(ii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(iii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(iv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(v)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(vi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(vii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(viii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(ix)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(x)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(xi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

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(xii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xx)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

11

(xxi)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xxix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

12

(xxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiv)	Exhibit C to the Administrative and Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxviii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

13

(xxxix)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xl)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xli)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xlii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xlviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xlix)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(l)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(li)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

14

(lii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liii)	Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, effective August 13, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvi)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended February 24, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(lviii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment

15

Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxix)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxx)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxi)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

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(lxxv)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Managed International Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxx)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxi)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Real Estate Securities Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

17

(lxxxiv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxviii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xc)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xci)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciv)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Bond Fund, Ivy Emerging Markets Equity Fund and Ivy LaSalle Global Real Estate Fund, dated

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January 9, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(c)	Expense Reimbursement Agreement between Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Emerging Markets Local Currency Debt Fund and Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(ci)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cii)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(ciii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(civ)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvi)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy

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ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund, dated February 22, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy PineBridge High Yield Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

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(cxxi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Government Securities Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxiii)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxiv)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Advantus Real Estate Securities Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxv)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund, Ivy Government Money Market Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxvi)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment

21

Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxx)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxxi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxxii)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxxiii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxxiv)	Amended and Restated Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended November 15, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

	(cxxxv)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated November 14, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

14.	Consents of Independent Registered Public Accounting Firm: Filed herewith as Exhibits No. 14(a) and 14(b)

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney is incorporated by reference to the Power of Attorney previously filed on EDGAR on Form N-14 on December 8, 2017.

17.	Additional Exhibits:

	(i)	Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(ii)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(iii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(iv)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(v)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

22

(vi)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(vii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

(viii)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(ix)	Code of Ethics for Advantus Capital Management, Inc., dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(x)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiii)	Code of Ethics for Advantus Capital Management, Inc. and Affiliates, dated April 10, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiv)	Code of Ethics for Pictet Asset Management, dated July 2013, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Code of Ethics for Advantus Capital Management, Inc., dated January 31, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective April 7, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvii)	Code of Ethics for Mackenzie Financial Corporation, dated October 2012, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Code of Ethics for Wall Street Associates, dated December 2013, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, amended March 25, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

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(xx)	Code of Ethics for Apollo Credit Management, LLC, amended July 2014, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxi)	Code of Ethics for Pictet Asset Management, amended March 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxii)	Code of Ethics for LaSalle Investment Management Securities, effective March 14, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(xxiii)	Investors Group Inc. Personal Trading Conduct Policy for Directors and Access Persons, dated April 28, 2010, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiv)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy NextShares, Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, doing business as WI Services Company, and Ivy High Income Opportunities Fund, as revised August 2015, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxv)	Code of Ethics for Apollo Credit Management, LLC, amended October 2016, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxvi)	Code of Ethics for ProShare Advisors LLC, dated September 16, 2015, as revised September 12, 2016, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxvii)	Code of Ethics for PineBridge Investments LLC, effective November 2016, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xxviii)	Code of Ethics for Advantus Capital Management, Inc., dated July 28, 2016, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(xxix)

Ivy Funds Prospectus dated July 5, 2017 and the supplements dated July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017, November 17, 2017, November 22, 2017, November 28, 2017 and December 29, 2017 (Accession Nos. 0001193125-17-225159/228572/254219/261969/287046/299235/346833/350562/353720 and 382620), are each incorporated by reference herein.

(xxx)

Ivy Funds Statement of Additional Information dated July 5, 2017 and the supplements dated July 14, 2017, August 18, 2017, September 29, 2017, November 22, 2017 and November 28, 2017 (Accession Nos. 0001193125-17-225159/228574/261970/299238/350562 and 353724), are each incorporated by reference herein.

(xxxi)	Ivy Funds Annual Report dated March 31, 2017, is incorporated herein by reference to the Annual Report previously filed on EDGAR, on Form N-CSR on June 8, 2017.

(xxxii)	Ivy Funds Semi-Annual Report dated September 30, 2017 is incorporated by reference to the Semi-Annual Report previously filed on EDGAR, on FORM N-CSR on December 7, 2017.

(xxxiii)	Waddell & Reed Advisors (WRA) Funds Prospectus for the WRA Bond Fund, WRA Global Bond Fund, WRA Government Securities Fund, WRA High Income Fund, WRA Municipal Bond Fund, WRA Municipal High Income Fund, and WRA Cash Management dated January 31, 2017 and the supplements dated April 10, 2017, July 28, 2017, August 11, 2017, September 29, 2017 and October 16, 2017, October 31, 2017 and December 8, 2017 (Accession Nos. 0001193125-17-021702/118071/239789/255835/299262/310662/326685/364919), are each incorporated by reference herein.

(xxxiv)	Waddell & Reed Advisors (WRA) Funds Prospectus for the WRA Small Cap Fund, WRA Accumulative Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Wilshire Global Allocation Fund, WRA Vanguard Fund and WRA Continental Income Fund dated October 31, 2017 and the supplement dated December 8, 2017 (Accession Nos. 0001193125-17-323063/364919), are each incorporated by reference herein.

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	(xxxv)	Waddell & Reed Advisors (WRA) Funds Statement of Additional Information for the WRA Small Cap Fund, WRA Accumulative Fund, WRA High Income Fund, WRA Global Growth Fund, WRA Municipal High Income Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Wilshire Global Allocation Fund, WRA Vanguard Fund, WRA Cash Management and WRA Continental Income Fund dated October 31, 2017 (Accession No. 0001193125-17-332738), is incorporated by reference herein.

	(xxxvi)	Waddell & Reed Advisors (WRA) Funds Annual Report for the WRA Accumulative Fund, WRA Asset Strategy Fund, WRA Continental Income Fund, WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Global Growth Fund, WRA New Concepts Fund, WRA Science and Technology Fund, WRA Small Cap Fund, WRA Tax-Managed Equity Fund, WRA Value Fund, WRA Vanguard Fund, dated June 30, 2017, is incorporated herein by reference to the Annual Report filed on EDGAR on Form N-CSR on September 7, 2017.

	(xxxvii)	Waddell & Reed Advisors (WRA) Funds Annual Report for the WRA Bond Fund, WRA Global Bond Fund, WRA Government Securities Fund, WRA High Income Fund, WRA Municipal Bond Fund, WRA Municipal High Income Fund, and WRA Cash Management dated September 30, 2017 is incorporated herein by reference to the Annual Report filed on EDGAR on Form N-CSR on December 7, 2017.

	(xxxviii)	Ivy Funds Prospectus and Statement of Additional Information for the Ivy Cash Management Fund, Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund dated January 8, 2018 as supplemented to date (Accession No. 0001193125-18-010088), is incorporated by reference herein.

Item 17. Undertakings:

(i)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering

25

prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (i) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(iii)	The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on behalf of the Registrant in the City of Overland Park, and State of Kansas, on the 17th day of January, 2018.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By: /s/ Philip J. Sanders
Philip J. Sanders, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 17th day of January, 2018.

Signatures	Title

/s/ Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Philip J. Sanders	President
Philip J. Sanders

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ John A. Dillingham*	Trustee
John A. Dillingham

/s/ James D. Gressett*	Trustee
James D. Gressett

/s/ Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Michael G. Smith*	Trustee
Michael G. Smith

/s/ Edward M. Tighe*	Trustee
Edward M. Tighe

*By: /s/ Philip A. Shipp	ATTEST: /s/ Jennifer K. Dulski
Philip A. Shipp Attorney-in-Fact	Jennifer K. Dulski Secretary

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EXHIBIT INDEX

Index No.	Description of Exhibit
EX-99.14(a) EX-99.14(b)	Consent of Independent Registered Accounting Firm (a) Consent of Independent Registered Accounting Firm (b)

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